UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of Registrant as specified in charter)

380 Madison Avenue, 21st Floor New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund (DTD)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 99.1%

Advertising - 0.1%
Harte-Hanks, Inc.	1,804	$23,037
Omnicom Group, Inc.	2,999	137,354

Total Advertising		160,391

Aerospace/Defense - 2.5%
Alliant Techsystems, Inc.*	158	11,760
Boeing Co. (The)	12,019	784,360
General Dynamics Corp.	5,607	397,873
Goodrich Corp.	1,107	97,494
L-3 Communications Holdings, Inc.	1,519	107,074
Lockheed Martin Corp.	9,555	667,990
Northrop Grumman Corp.	5,438	352,274
Raytheon Co.	7,450	345,233
Rockwell Collins, Inc.	1,709	99,566
United Technologies Corp.	12,442	979,434

Total Aerospace/Defense		3,843,058

Agriculture - 4.0%
Altria Group, Inc.	79,997	1,969,526
Archer-Daniels-Midland Co.	7,693	231,405
Lorillard, Inc.	5,060	415,224
Philip Morris International, Inc.	48,739	2,852,694
Reynolds American, Inc.	22,180	723,512
Universal Corp.	725	29,507
Vector Group Ltd.(a)	4,349	75,325

Total Agriculture		6,297,193

Apparel - 0.4%
Cherokee, Inc.(a)	828	15,575
Coach, Inc.	1,821	100,719
Columbia Sportswear Co.(a)	397	23,939
Jones Group, Inc. (The)	1	16
NIKE, Inc. Class B(a)	3,437	293,589
Polo Ralph Lauren Corp.	84	9,317
VF Corp.(a)	1,996	172,015
Wolverine World Wide, Inc.	564	17,980

Total Apparel		633,150

Auto Manufacturers - 0.1%
PACCAR, Inc.(a)	2,001	114,897

Auto Parts & Equipment - 0.2%
Cooper Tire & Rubber Co.(a)	1,257	29,640
Douglas Dynamics, Inc.	699	10,590
Johnson Controls, Inc.	7,178	274,200

Total Auto Parts & Equipment		314,430

Banks - 3.2%
1st Source Corp.	870	17,609
Arrow Financial Corp.(a)	687	18,899
Associated Banc-Corp.(a)	796	12,059
Bancfirst Corp.	391	16,105
BancorpSouth, Inc.	2,790	44,501
Bank of America Corp.	20,118	268,374
Bank of Hawaii Corp.(a)	1,016	47,965
Bank of New York Mellon Corp. (The)	9,707	293,151
BB&T Corp.	10,111	265,818
BOK Financial Corp.(a)	729	38,929
Capital One Financial Corp.	1,500	63,840
Cathay General Bancorp	566	9,452
Chemical Financial Corp.	744	16,480
City Holding Co.(a)	547	19,818
Comerica, Inc.(a)	895	37,805
Commerce Bancshares, Inc.	1,434	56,973
Community Bank System, Inc.(a)	1,004	27,881

Investments	Shares	Value
Community Trust Bancorp, Inc.(a)	662	$19,172
Cullen/Frost Bankers, Inc.	1,234	75,422
CVB Financial Corp.(a)	3,673	31,845
Fifth Third Bancorp	1,766	25,925
First Busey Corp.(a)	2,006	9,428
First Commonwealth Financial Corp.	1,332	9,431
First Financial Bancorp(a)	587	10,848
First Financial Bankshares, Inc.(a)	393	20,114
First Financial Corp.(a)	432	15,180
FirstMerit Corp.(a)	2,022	40,015
FNB Corp.(a)	4,188	41,126
Fulton Financial Corp.	1,081	11,178
Glacier Bancorp, Inc.(a)	2,298	34,723
Goldman Sachs Group, Inc. (The)	2,728	458,741
Hancock Holding Co.	463	16,140
Huntington Bancshares, Inc.	4,037	27,734
Iberiabank Corp.(a)	509	30,097
International Bancshares Corp.	1,229	24,617
JPMorgan Chase & Co.	11,961	507,386
KeyCorp	3,371	29,833
M&T Bank Corp.	2,595	225,895
Marshall & Ilsley Corp.	1,607	11,120
MB Financial, Inc.	587	10,167
Morgan Stanley	6,957	189,300
National Penn Bancshares, Inc.(a)	2,170	17,425
NBT Bancorp, Inc.	994	24,005
Northern Trust Corp.	3,204	177,534
Old National Bancorp	2,005	23,839
Park National Corp.(a)	688	49,997
Penns Woods Bancorp, Inc.(a)	304	12,099
PNC Financial Services Group, Inc.	2,303	139,838
Prosperity Bancshares, Inc.	579	22,743
Regions Financial Corp.	6,599	46,193
S&T Bancorp, Inc.(a)	616	13,915
S.Y. Bancorp, Inc.(a)	732	17,971
Sterling Bancshares, Inc.(a)	1,626	11,415
Suffolk Bancorp(a)	867	21,398
Synovus Financial Corp.	4,817	12,717
TCF Financial Corp.	964	14,277
TrustCo Bank Corp.	2,085	13,219
Trustmark Corp.(a)	1,345	33,410
U.S. Bancorp	9,454	254,974
UMB Financial Corp.(a)	752	31,148
Umpqua Holdings Corp.	1,800	21,924
United Bankshares, Inc.(a)	1,456	42,515
Univest Corp. of Pennsylvania	458	8,780
Valley National Bancorp(a)	5,268	75,332
Washington Trust Bancorp, Inc.(a)	413	9,036
Wells Fargo & Co.	22,102	684,941
WesBanco, Inc.	790	14,978
Westamerica Bancorp.	475	26,348

Total Banks		4,953,067

Beverages - 3.2%
Brown-Forman Corp. Class A	754	52,410
Brown-Forman Corp. Class B	1,051	73,171
Coca-Cola Co. (The)	39,362	2,588,839
Coca-Cola Enterprises, Inc.	4,134	103,474
Dr. Pepper Snapple Group, Inc.	3,666	128,896
Molson Coors Brewing Co. Class B	2,154	108,109
PepsiCo, Inc.	29,102	1,901,234

Total Beverages		4,956,133

Building Materials - 0.1%
Eagle Materials, Inc.(a)	445	12,571
Lennox International, Inc.(a)	612	28,941

See Notes to Schedule of Investments.

1 WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2010

Investments	Shares	Value
Martin Marietta Materials, Inc.(a)	545	$50,271
Masco Corp.(a)	5,301	67,111
Simpson Manufacturing Co., Inc.	466	14,404

Total Building Materials		173,298

Chemicals - 2.5%
A. Schulman, Inc.	328	7,508
Air Products & Chemicals, Inc.	2,904	264,119
Airgas, Inc.	922	57,588
Albemarle Corp.	725	40,441
Arch Chemicals, Inc.	464	17,600
Ashland, Inc.	612	31,126
Cabot Corp.	1,080	40,662
Celanese Corp. Series A	425	17,497
CF Industries Holdings, Inc.	74	10,001
Cytec Industries, Inc.	1	53
Dow Chemical Co. (The)	12,958	442,386
E.I. Du Pont de Nemours & Co.	19,026	949,017
Eastman Chemical Co.	1,050	88,284
Ecolab, Inc.	1,864	93,983
FMC Corp.	410	32,755
Huntsman Corp.	4,303	67,170
Innophos Holdings, Inc.	451	16,272
International Flavors & Fragrances, Inc.	1,216	67,597
Kronos Worldwide, Inc.	733	31,145
Lubrizol Corp.	598	63,914
Monsanto Co.	6,075	423,063
Mosaic Co. (The)	990	75,596
NewMarket Corp.	91	11,227
Olin Corp.	2,620	53,762
PPG Industries, Inc.	2,783	233,967
Praxair, Inc.	3,742	357,249
RPM International, Inc.	3,073	67,913
Sensient Technologies Corp.	875	32,139
Sherwin-Williams Co. (The)(a)	1,263	105,776
Sigma-Aldrich Corp.	714	47,524
Valhi, Inc.(a)	1,668	36,880
Valspar Corp.	1,285	44,307
Westlake Chemical Corp.	386	16,779

Total Chemicals		3,845,300

Coal - 0.1%
Arch Coal, Inc.	1,526	53,502
Consol Energy, Inc.	1,175	57,269
Massey Energy Co.	285	15,290
Peabody Energy Corp.	1,028	65,771
Walter Energy, Inc.(a)	184	23,523

Total Coal		215,355

Commercial Services - 1.2%
ABM Industries, Inc.(a)	922	24,249
Advance America, Cash Advance Centers, Inc.	2,008	11,325
Automatic Data Processing, Inc.	9,595	444,057
Deluxe Corp.(a)	2,022	46,546
Equifax, Inc.	1,296	46,138
H&R Block, Inc.	8,368	99,663
Healthcare Services Group, Inc.	1,847	30,051
Hillenbrand, Inc.(a)	1,558	32,422
Iron Mountain, Inc.	1,113	27,836
Landauer, Inc.	313	18,771
Lender Processing Services, Inc.	528	15,586
Lincoln Educational Services Corp.	958	14,859
Manpower, Inc.	822	51,589
Mastercard, Inc. Class A	197	44,150
McGrath Rentcorp	735	19,272
Moody’s Corp.	2,387	63,351

Investments	Shares	Value
Paychex, Inc.	8,928	$275,964
Pharmaceutical Product Development, Inc.(a)	1,942	52,706
R.R. Donnelley & Sons Co.	7,319	127,863
Robert Half International, Inc.(a)	1,767	54,070
Rollins, Inc.	1,480	29,230
SEI Investments Co.	987	23,481
Service Corp. International	3,809	31,424
Strayer Education, Inc.(a)	142	21,615
Total System Services, Inc.	2,067	31,790
Visa, Inc. Class A	2,334	164,267
Weight Watchers International, Inc.(a)	1,009	37,827
Western Union Co. (The)	4,932	91,587

Total Commercial Services		1,931,689

Computers - 1.7%
Computer Sciences Corp.	1,052	52,179
Diebold, Inc.(a)	1,761	56,440
DST Systems, Inc.	304	13,482
Hewlett-Packard Co.	10,806	454,933
International Business Machines Corp.	13,969	2,050,090
Jack Henry & Associates, Inc.	811	23,641

Total Computers		2,650,765

Cosmetics/Personal Care - 2.8%
Alberto-Culver Co.	732	27,113
Avon Products, Inc.	7,840	227,831
Colgate-Palmolive Co.	7,787	625,841
Estee Lauder Cos., Inc. (The) Class A	846	68,272
Procter & Gamble Co. (The)	52,646	3,386,717

Total Cosmetics/Personal Care		4,335,774

Distribution/Wholesale - 0.3%
Fastenal Co.(a)	1,383	82,855
Genuine Parts Co.(a)	3,267	167,728
Owens & Minor, Inc.(a)	832	24,486
Pool Corp.(a)	863	19,452
W.W. Grainger, Inc.(a)	724	99,992
Watsco, Inc.(a)	629	39,677

Total Distribution/Wholesale		434,190

Diversified Financial Services - 1.5%
American Express Co.	11,806	506,713
Ameriprise Financial, Inc.	2,112	121,546
BGC Partners, Inc. Class A	3,536	29,384
BlackRock, Inc.	1,772	337,708
Charles Schwab Corp. (The)	10,262	175,583
CME Group, Inc.	583	187,580
Discover Financial Services	1,666	30,871
Eaton Vance Corp.(a)	1,652	49,940
Federated Investors, Inc. Class B(a)	2,284	59,772
Franklin Resources, Inc.	1,154	128,336
GFI Group, Inc.(a)	4,066	19,070
Greenhill & Co., Inc.(a)	360	29,405
Jefferies Group, Inc.(a)	987	26,284
Legg Mason, Inc.(a)	468	16,974
NYSE Euronext	6,775	203,114
Raymond James Financial, Inc.	1,339	43,785
T. Rowe Price Group, Inc.(a)	2,833	182,842
TD Ameritrade Holding Corp.	3,517	66,788
Waddell & Reed Financial, Inc. Class A	1,485	52,406

Total Diversified Financial Services		2,268,101

Electric - 7.1%
Allegheny Energy, Inc.	3,000	72,720
ALLETE, Inc.	1,429	53,245
Alliant Energy Corp.	3,221	118,436

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds 2

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2010

Investments	Shares	Value
Ameren Corp.(a)	7,921	$223,293
American Electric Power Co., Inc.	15,225	547,795
Avista Corp.	1,489	33,532
Black Hills Corp.	1,377	41,310
Central Vermont Public Service Corp.	905	19,783
CH Energy Group, Inc.	571	27,916
Cleco Corp.	1,452	44,663
CMS Energy Corp.(a)	6,466	120,268
Consolidated Edison, Inc.(a)	8,684	430,466
Constellation Energy Group, Inc.	4,146	126,992
Dominion Resources, Inc.	15,968	682,153
DPL, Inc.(a)	3,280	84,329
DTE Energy Co.	5,059	229,274
Duke Energy Corp.	45,678	813,525
Edison International	6,958	268,579
Empire District Electric Co. (The)	2,134	47,375
Entergy Corp.	5,231	370,512
Exelon Corp.	21,019	875,231
FirstEnergy Corp.(a)	11,474	424,767
Great Plains Energy, Inc.	3,811	73,895
Hawaiian Electric Industries, Inc.	3,610	82,272
IDACORP, Inc.	1,169	43,230
Integrys Energy Group, Inc.(a)	2,786	135,149
ITC Holdings Corp.	765	47,415
MDU Resources Group, Inc.	3,352	67,945
MGE Energy, Inc.	779	33,310
NextEra Energy, Inc.	10,123	526,295
Northeast Utilities(a)	3,968	126,500
NorthWestern Corp.	1,389	40,045
NSTAR	2,795	117,921
NV Energy, Inc.	5,638	79,214
OGE Energy Corp.	2,084	94,905
Otter Tail Corp.	1,581	35,636
Pepco Holdings, Inc.	8,456	154,322
PG&E Corp.	9,283	444,099
Pinnacle West Capital Corp.	3,281	135,997
PNM Resources, Inc.	2,677	34,855
Portland General Electric Co.	2,625	56,962
PPL Corp.	16,421	432,201
Progress Energy, Inc.	10,075	438,061
Public Service Enterprise Group, Inc.	13,634	433,698
SCANA Corp.(a)	3,423	138,974
Southern Co.	25,302	967,295
TECO Energy, Inc.	6,628	117,978
UIL Holdings Corp.(a)	1,581	47,367
Unisource Energy Corp.	1,161	41,610
Unitil Corp.(a)	933	21,216
Westar Energy, Inc.(a)	3,731	93,872
Wisconsin Energy Corp.	1,966	115,719
Xcel Energy, Inc.	12,523	294,917

Total Electric		11,129,039

Electrical Components & Equipment - 0.5%
AMETEK, Inc.	690	27,082
Emerson Electric Co.	11,247	642,991
Hubbell, Inc. Class B	863	51,892
Molex, Inc.(a)	1,466	33,308
Molex, Inc. Class A	2,484	46,873

Total Electrical Components & Equipment		802,146

Electronics - 0.1%
AVX Corp.	1,709	26,370
Brady Corp. Class A	819	26,708
Gentex Corp.	1,501	44,369
Jabil Circuit, Inc.(a)	3,067	61,616
National Instruments Corp.(a)	923	34,742

Investments	Shares	Value
PerkinElmer, Inc.	1,154	$29,796

Total Electronics		223,601

Engineering & Construction - 0.1%
Fluor Corp.	987	65,399
Granite Construction, Inc.(a)	420	11,521
KBR, Inc.	905	27,575

Total Engineering & Construction		104,495

Entertainment - 0.1%
Cinemark Holdings, Inc.	3,833	66,081
International Game Technology	2,521	44,596
National CineMedia, Inc.	1,597	31,796
Regal Entertainment Group Class A(a)	4,105	48,193

Total Entertainment		190,666

Environmental Control - 0.4%
Mine Safety Appliances Co.	811	25,246
Nalco Holding Co.	550	17,567
Republic Services, Inc.	6,353	189,701
U.S. Ecology, Inc.	545	9,472
Waste Connections, Inc.	569	15,664
Waste Management, Inc.(a)	10,457	385,550

Total Environmental Control		643,200

Food - 2.9%
B&G Foods, Inc.	2,027	27,831
Campbell Soup Co.(a)	6,850	238,038
ConAgra Foods, Inc.	11,012	248,651
Corn Products International, Inc.	678	31,188
Del Monte Foods Co.	2,503	47,056
Flowers Foods, Inc.	1,865	50,187
General Mills, Inc.	12,098	430,568
H.J. Heinz Co.	7,259	359,030
Hershey Co. (The)	2,888	136,169
Hormel Foods Corp.(a)	1,731	88,731
J.M. Smucker Co. (The)	1,725	113,246
Kellogg Co.	7,150	365,222
Kraft Foods, Inc. Class A	39,858	1,255,926
Kroger Co. (The)	7,638	170,786
Lancaster Colony Corp.	578	33,062
McCormick & Co., Inc.(a)	1,956	91,013
Ruddick Corp.(a)	580	21,367
Safeway, Inc.	4,907	110,358
Sara Lee Corp.	11,651	204,009
Snyders-Lance, Inc.	606	14,205
SUPERVALU, Inc.(a)	4,952	47,688
Sysco Corp.	13,118	385,669
Tyson Foods, Inc. Class A(a)	2,242	38,607
Weis Markets, Inc.	628	25,327

Total Food		4,533,934

Forest Products & Paper - 0.4%
International Paper Co.	5,055	137,698
MeadWestvaco Corp.	3,961	103,620
PH Glatfelter Co.	798	9,792
Plum Creek Timber Co., Inc.(a)	4,525	169,461
Potlatch Corp.(a)	1,389	45,212
Rayonier, Inc.	2,238	117,540
Weyerhaeuser Co.	3,410	64,551

Total Forest Products & Paper		647,874

Gas - 0.9%
AGL Resources, Inc.	2,061	73,887
Atmos Energy Corp.	2,424	75,629
CenterPoint Energy, Inc.	12,572	197,632
Chesapeake Utilities Corp.	376	15,612
Energen Corp.	593	28,618

See Notes to Schedule of Investments.

3 WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2010

Investments	Shares	Value
Laclede Group, Inc. (The)	928	$33,909
National Fuel Gas Co.	1,259	82,616
New Jersey Resources Corp.(a)	800	34,488
Nicor, Inc.	1,181	58,955
NiSource, Inc.	9,272	163,373
Northwest Natural Gas Co.	520	24,164
Piedmont Natural Gas Co., Inc.	1,539	43,030
Questar Corp.	3,330	57,975
Sempra Energy	4,392	230,492
South Jersey Industries, Inc.(a)	552	29,157
Southern Union Co.	2,126	51,173
Southwest Gas Corp.	885	32,453
UGI Corp.	1,999	63,128
Vectren Corp.	2,625	66,622
WGL Holdings, Inc.(a)	1,141	40,814

Total Gas		1,403,727

Hand/Machine Tools - 0.2%
Baldor Electric Co.	397	25,027
Kennametal, Inc.(a)	928	36,619
Lincoln Electric Holdings, Inc.	529	34,528
Regal-Beloit Corp.	403	26,904
Snap-On, Inc.	904	51,148
Stanley Black & Decker, Inc.	2,104	140,695

Total Hand/Machine Tools		314,921

Healthcare-Products - 3.4%
Baxter International, Inc.	8,563	433,459
Beckman Coulter, Inc.(a)	384	28,888
Becton Dickinson and Co.(a)	2,795	236,233
C.R. Bard, Inc.(a)	448	41,113
DENTSPLY International, Inc.(a)	552	18,862
Hill-Rom Holdings, Inc.(a)	575	22,638
Johnson & Johnson	58,896	3,642,718
Medtronic, Inc.	16,635	616,992
Meridian Bioscience, Inc.(a)	1,251	28,973
Patterson Cos., Inc.	892	27,322
STERIS Corp.	537	19,579
Stryker Corp.(a)	2,656	142,627
Techne Corp.(a)	386	25,349
Teleflex, Inc.	597	32,125
West Pharmaceutical Services, Inc.(a)	336	13,843

Total Healthcare-Products		5,330,721

Healthcare-Services - 0.3%
Aetna, Inc.	482	14,706
Lincare Holdings, Inc.(a)	1,693	45,423
Quest Diagnostics, Inc.	894	48,249
UnitedHealth Group, Inc.	9,487	342,576

Total Healthcare-Services		450,954

Holding Companies-Diversified -0.0%
Compass Diversified Holdings	2,669	47,215

Home Builders - 0.1%
D.R. Horton, Inc.	2,935	35,015
KB Home	849	11,453
Lennar Corp. Class A	1,132	21,225
MDC Holdings, Inc.	1,198	34,466
Ryland Group, Inc.	607	10,337
Thor Industries, Inc.	284	9,645

Total Home Builders		122,141

Home Furnishings - 0.1%
Whirlpool Corp.	1,027	91,228

Household Products/Wares - 0.7%
American Greetings Corp. Class A	388	8,598

Investments	Shares	Value
Avery Dennison Corp.	1,607	$68,041
Church & Dwight Co., Inc.	565	38,996
Clorox Co.	2,962	187,435
Fortune Brands, Inc.	1,259	75,855
Jarden Corp.	860	26,548
Kimberly-Clark Corp.	10,709	675,095
Scotts Miracle-Gro Co. (The) Class A	627	31,833
Tupperware Brands Corp.	973	46,383

Total Household Products/Wares		1,158,784

Housewares - 0.0%
Newell Rubbermaid, Inc.	2,332	42,396
Toro Co. (The)	390	24,039

Total Housewares		66,435

Insurance - 2.8%
Allstate Corp. (The)	8,878	283,031
American Family Life Assurance Co., Inc.	6,480	365,666
American Financial Group, Inc.	1,513	48,855
American National Insurance Co.	545	46,663
AON Corp.	2,728	125,515
Arthur J. Gallagher & Co.(a)	3,049	88,665
Assurant, Inc.	1,326	51,077
Baldwin & Lyons, Inc. Class B(a)	984	23,153
Brown & Brown, Inc.(a)	1,735	41,536
Chubb Corp.	4,817	287,286
Cincinnati Financial Corp.(a)	5,230	165,739
Delphi Financial Group, Inc. Class A	305	8,796
Donegal Group, Inc. Class A	1,527	22,111
Erie Indemnity Co. Class A	1,033	67,630
Fidelity National Financial, Inc. Class A	6,941	94,953
First American Financial Corp.	793	11,847
Hanover Insurance Group, Inc. (The)(a)	589	27,518
Harleysville Group, Inc.(a)	921	33,838
Hartford Financial Services Group, Inc.(a)	2,267	60,053
HCC Insurance Holdings, Inc.	1,636	47,346
Horace Mann Educators Corp.	3	54
Life Partners Holdings, Inc.(a)	504	9,642
Lincoln National Corp.	1,185	32,955
Loews Corp.	1,881	73,190
Marsh & McLennan Cos., Inc.	10,756	294,069
Mercury General Corp.	1,893	81,418
MetLife, Inc.	10,370	460,843
Old Republic International Corp.(a)	8,660	118,036
Principal Financial Group, Inc.	3,523	114,709
Progressive Corp. (The)	2,887	57,365
Protective Life Corp.	1,557	41,478
Prudential Financial, Inc.	6,012	352,964
Reinsurance Group of America, Inc.	333	17,885
RLI Corp.(a)	364	19,135
Safety Insurance Group, Inc.	545	25,926
Selective Insurance Group, Inc.	1,605	29,131
StanCorp Financial Group, Inc.(a)	812	36,654
State Auto Financial Corp.	1,379	24,022
Symetra Financial Corp.	810	11,097
Torchmark Corp.(a)	651	38,891
Tower Group, Inc.(a)	321	8,211
Transatlantic Holdings, Inc.	661	34,121
Travelers Cos., Inc. (The)	7,552	420,722
Unitrin, Inc.	1,604	39,362
Universal Insurance Holdings, Inc.	2,170	10,568
Unum Group	3,274	79,296
W.R. Berkley Corp.	1,144	31,323

Total Insurance		4,364,345

Internet - 0.1%
Earthlink, Inc.	5,003	43,026

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds 4

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2010

Investments	Shares	Value
Expedia, Inc.	1,557	$39,065
Nutrisystem, Inc.(a)	3	63
United Online, Inc.	3,223	21,272

Total Internet		103,426

Investment Companies - 0.5%
Apollo Investment Corp.	12,486	138,220
Ares Capital Corp.	9,847	162,279
BlackRock Kelso Capital Corp.(a)	5,478	60,587
Fifth Street Finance Corp.(a)	3,444	41,810
Gladstone Capital Corp.	1,942	22,372
Golub Capital BDC, Inc.	870	14,894
Hercules Technology Growth Capital, Inc.	2,507	25,972
Main Street Capital Corp.(a)	1,399	25,448
MCG Capital Corp.(a)	3,261	22,729
MVC Capital, Inc.	543	7,928
NGP Capital Resources Co.	1,101	10,129
PennantPark Investment Corp.	3,025	37,026
Prospect Capital Corp.(a)	5,737	61,960
Solar Capital Ltd.	2,020	50,056
TICC Capital Corp.	2,611	29,269
Triangle Capital Corp.	595	11,305

Total Investment Companies		721,984

Iron/Steel - 0.3%
AK Steel Holding Corp.(a)	561	9,184
Allegheny Technologies, Inc.(a)	986	54,408
Carpenter Technology Corp.	784	31,548
Cliffs Natural Resources, Inc.	536	41,813
Nucor Corp.(a)	6,630	290,527
Reliance Steel & Aluminum Co.	624	31,886
Steel Dynamics, Inc.	2,108	38,576
United States Steel Corp.(a)	407	23,777

Total Iron/Steel		521,719

Leisure Time - 0.1%
Callaway Golf Co.(a)	1,796	14,494
Harley-Davidson, Inc.(a)	1,883	65,284
Polaris Industries, Inc.	519	40,492

Total Leisure Time		120,270

Lodging - 0.2%
Ameristar Casinos, Inc.	642	10,034
Choice Hotels International, Inc.(a)	910	34,826
Marriott International, Inc. Class A	2,066	85,822
Starwood Hotels & Resorts Worldwide, Inc.	751	45,646
Wyndham Worldwide Corp.	1,649	49,404
Wynn Resorts Ltd.	699	72,584

Total Lodging		298,316

Machinery-Construction & Mining - 0.5%
Caterpillar, Inc.	7,521	704,417
Joy Global, Inc.	590	51,182

Total Machinery-Construction & Mining		755,599

Machinery-Diversified - 0.5%
Applied Industrial Technologies, Inc.	859	27,900
Briggs & Stratton Corp.	472	9,294
Cognex Corp.	478	14,063
Cummins, Inc.	1,242	136,632
Deere & Co.	3,943	327,466
Flowserve Corp.	408	48,642
Graco, Inc.	1,079	42,567
IDEX Corp.	930	36,382
Nordson Corp.	263	24,164
Rockwell Automation, Inc.(a)	1,804	129,365

Investments	Shares	Value
Roper Industries, Inc.	403	$30,801

Total Machinery-Diversified		827,276

Media - 2.0%
Cablevision Systems Corp. Class A(a)	2,504	84,735
CBS Corp. Class A	769	14,634
CBS Corp. Class B	3,720	70,866
Comcast Corp. Class A	22,249	488,811
Comcast Corp. Special Class A	8,090	168,353
Courier Corp.	965	14,977
Factset Research Systems, Inc.(a)	346	32,441
Gannett Co., Inc.(a)	2,081	31,402
John Wiley & Sons, Inc. Class A	458	20,720
McGraw-Hill Cos., Inc. (The)	5,113	186,164
Meredith Corp.	461	15,974
News Corp. Class A	11,423	166,319
News Corp. Class B(a)	4,041	66,353
PRIMEDIA, Inc.	1,653	6,943
Scripps Networks Interactive, Inc. Class A	610	31,567
Time Warner Cable, Inc.	5,398	356,430
Time Warner, Inc.	18,521	595,821
Viacom, Inc. Class A	348	15,959
Viacom, Inc. Class B	5,193	205,695
Walt Disney Co. (The)	11,301	423,901
Washington Post Co. (The) Class B(a)	115	50,542
World Wrestling Entertainment, Inc. Class A(a)	2,088	29,733

Total Media		3,078,340

Metal Fabricate/Hardware - 0.1%
Commercial Metals Co.	2,119	35,154
Kaydon Corp.	454	18,487
Timken Co.	1,026	48,971
Worthington Industries, Inc.(a)	1,428	26,275

Total Metal Fabricate/Hardware		128,887

Mining - 1.3%
Alcoa, Inc.	5,670	87,261
AMCOL International Corp.	538	16,678
Compass Minerals International, Inc.	415	37,047
Freeport-McMoRan Copper & Gold, Inc.	5,178	621,826
Kaiser Aluminum Corp.(a)	462	23,142
Newmont Mining Corp.	2,898	178,024
Royal Gold, Inc.	163	8,905
Southern Copper Corp.	19,341	942,680
Vulcan Materials Co.(a)	1,726	76,566

Total Mining		1,992,129

Miscellaneous Manufacturing - 4.2%
3M Co.	10,910	941,533
A.O. Smith Corp.(a)	219	8,340
Acuity Brands, Inc.	384	22,145
Aptargroup, Inc.	593	28,209
Barnes Group, Inc.(a)	858	17,735
Brink’s Co. (The)	497	13,359
Carlisle Cos., Inc.	806	32,030
CLARCOR, Inc.	466	19,987
Crane Co.	1,147	47,107
Danaher Corp.	810	38,208
Donaldson Co., Inc.	582	33,919
Dover Corp.	2,305	134,727
Eaton Corp.	2,503	254,080
General Electric Co.	181,997	3,328,725
Harsco Corp.	1,270	35,966
Honeywell International, Inc.	11,496	611,127
Illinois Tool Works, Inc.	8,018	428,161

See Notes to Schedule of Investments. 5 WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2010

Investments	Shares	Value
ITT Corp.(a)	2,155	$112,297
Koppers Holdings, Inc.	474	16,960
Leggett & Platt, Inc.(a)	4,618	105,106
NL Industries, Inc.	1,978	22,074
Pall Corp.	1,144	56,720
Parker Hannifin Corp.	1,425	122,978
Pentair, Inc.(a)	1,365	49,836
SPX Corp.	549	39,248
Textron, Inc.(a)	1,077	25,460
Trinity Industries, Inc.(a)	909	24,189

Total Miscellaneous Manufacturing		6,570,226

Office Furnishings - 0.0%
HNI Corp.(a)	854	26,645
Knoll, Inc.	2	33

Total Office Furnishings		26,678

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.(a)	7,824	189,184
Xerox Corp.	12,136	139,807

Total Office/Business Equipment		328,991

Oil & Gas - 9.1%
Anadarko Petroleum Corp.	1,826	139,068
Apache Corp.	1,245	148,441
Chesapeake Energy Corp.	5,107	132,322
Chevron Corp.	41,038	3,744,718
Cimarex Energy Co.	248	21,955
ConocoPhillips	30,966	2,108,785
Devon Energy Corp.	2,422	190,151
Diamond Offshore Drilling, Inc.(a)	563	37,648
EOG Resources, Inc.	956	87,388
EQT Corp.	1,632	73,179
EXCO Resources, Inc.	791	15,361
Exxon Mobil Corp.	76,808	5,616,201
Helmerich & Payne, Inc.	250	12,120
Hess Corp.	1,189	91,006
Holly Corp.	852	34,736
Marathon Oil Corp.	12,820	474,725
Murphy Oil Corp.	1,957	145,894
Noble Energy, Inc.	1,057	90,987
Occidental Petroleum Corp.	8,164	800,888
Patterson-UTI Energy, Inc.(a)	1,254	27,024
Pioneer Natural Resources Co.	2	174
Range Resources Corp.	427	19,207
Sunoco, Inc.	1,356	54,660
Valero Energy Corp.	3,569	82,515

Total Oil & Gas		14,149,153

Oil & Gas Services - 0.3%
Baker Hughes, Inc.	3,033	173,397
Halliburton Co.	5,247	214,235
National Oilwell Varco, Inc.	1,928	129,658
RPC, Inc.	1,275	23,103

Total Oil & Gas Services		540,393

Packaging & Containers - 0.3%
Ball Corp.	429	29,193
Bemis Co., Inc.	2,044	66,757
Greif, Inc. Class A(a)	346	21,417
Greif, Inc. Class B	709	43,249
Packaging Corp. of America	1,800	46,512
Rock-Tenn Co. Class A	222	11,977
Sealed Air Corp.	2,399	61,055
Silgan Holdings, Inc.	762	27,287
Sonoco Products Co.	2,424	81,616

Investments	Shares	Value
Temple-Inland, Inc.	1,632	$34,664

Total Packaging & Containers		423,727

Pharmaceuticals - 7.4%
Abbott Laboratories	35,054	1,679,437
Allergan, Inc.	620	42,575
AmerisourceBergen Corp.	2,438	83,185
Bristol-Myers Squibb Co.	51,353	1,359,828
Cardinal Health, Inc.(a)	4,695	179,866
Eli Lilly & Co.	39,861	1,396,729
McKesson Corp.	1,571	110,567
Mead Johnson Nutrition Co.	1,763	109,747
Merck & Co., Inc.	79,383	2,860,963
Perrigo Co.(a)	431	27,295
Pfizer, Inc.	209,885	3,675,086

Total Pharmaceuticals		11,525,278

Pipelines - 0.5%
El Paso Corp.	1,660	22,842
Oneok, Inc.(a)	2,461	136,512
Spectra Energy Corp.(a)	16,687	417,008
Williams Cos., Inc. (The)	7,573	187,204

Total Pipelines		763,566

REITS - 5.0%
Acadia Realty Trust	1,323	24,132
Agree Realty Corp.	949	24,854
Alexander’s, Inc.	68	28,035
Alexandria Real Estate Equities, Inc.	808	59,194
AMB Property Corp.(a)	3,914	124,113
American Campus Communities, Inc.	1,716	54,500
Apartment Investment & Management Co. Class A	1,405	36,305
Associated Estates Realty Corp.	931	14,235
AvalonBay Communities, Inc.(a)	1,790	201,465
BioMed Realty Trust, Inc.	2,903	54,141
Boston Properties, Inc.(a)	2,190	188,559
Brandywine Realty Trust(a)	4,429	51,598
BRE Properties, Inc.	1,332	57,942
Camden Property Trust	1,703	91,928
CapLease, Inc.	1,587	9,236
CBL & Associates Properties, Inc.(a)	3,825	66,938
Cedar Shopping Centers, Inc.	1,664	10,467
Chesapeake Lodging Trust	523	9,838
Cogdell Spencer, Inc.	3,935	22,823
Colonial Properties Trust	2,061	37,201
CommonWealth REIT	3,595	91,708
Corporate Office Properties Trust SBI MD(a)	1,919	67,069
Cousins Properties, Inc.	1,763	14,703
DCT Industrial Trust, Inc.(a)	8,399	44,599
Digital Realty Trust, Inc.(a)	2,200	113,388
Douglas Emmett, Inc.(a)	2,016	33,466
Duke Realty Corp.	9,200	114,632
DuPont Fabros Technology, Inc.	640	13,613
EastGroup Properties, Inc.	1,069	45,240
Education Realty Trust, Inc.	2,007	15,594
Entertainment Properties Trust(a)	1,802	83,342
Equity Lifestyle Properties, Inc.	481	26,902
Equity One, Inc.	3,063	55,685
Equity Residential(a)	4,885	253,776
Essex Property Trust, Inc.	754	86,122
Extra Space Storage, Inc.	1,688	29,371
Federal Realty Investment Trust	1,368	106,608
First Potomac Realty Trust	1,725	29,015
Franklin Street Properties Corp.(a)	3,010	42,893
Getty Realty Corp.(a)	1,266	39,600

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds 6

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2010

Investments	Shares	Value
Gladstone Commercial Corp.	834	$15,704
Glimcher Realty Trust(a)	3,512	29,501
Government Properties Income Trust	1,459	39,087
HCP, Inc.	10,781	396,633
Health Care REIT, Inc.	5,108	243,345
Healthcare Realty Trust, Inc.	2,479	52,480
Hersha Hospitality Trust	4,475	29,535
Highwoods Properties, Inc.(a)	2,236	71,217
Home Properties, Inc.(a)	1,260	69,917
Hospitality Properties Trust	6,136	141,373
Host Hotels & Resorts, Inc.	632	11,294
Inland Real Estate Corp.	4,133	36,370
Investors Real Estate Trust(a)	3,510	31,485
Kilroy Realty Corp.(a)	1,013	36,944
Kimco Realty Corp.(a)	11,307	203,978
Kite Realty Group Trust	2,811	15,208
LaSalle Hotel Properties	612	16,157
Lexington Realty Trust(a)	5,593	44,464
Liberty Property Trust(a)	4,063	129,691
LTC Properties, Inc.	875	24,570
Macerich Co. (The)	3,845	182,138
Mack-Cali Realty Corp.(a)	2,816	93,097
Medical Properties Trust, Inc.	4,465	48,356
Mid-America Apartment Communities, Inc.(a)	851	54,030
Mission West Properties, Inc.	3,328	22,264
Monmouth Real Estate Investment Corp. Class A	3,204	27,234
National Health Investors, Inc.	1,063	47,856
National Retail Properties, Inc.(a)	3,290	87,185
Nationwide Health Properties, Inc.	4,222	153,596
Omega Healthcare Investors, Inc.(a)	4,217	94,629
One Liberty Properties, Inc.	538	8,985
Parkway Properties, Inc.	943	16,521
Pennsylvania Real Estate Investment Trust	1,965	28,551
Piedmont Office Realty Trust, Inc. Class A(a)	5,129	103,298
Post Properties, Inc.(a)	925	33,578
ProLogis	12,222	176,486
PS Business Parks, Inc.	632	35,215
Public Storage(a)	3,391	343,915
Ramco-Gershenson Properties Trust	1,000	12,450
Realty Income Corp.(a)	3,723	127,327
Regency Centers Corp.	2,571	108,599
Saul Centers, Inc.	509	24,101
Senior Housing Properties Trust	5,294	116,150
Simon Property Group, Inc.	6,059	602,810
SL Green Realty Corp.	471	31,797
Sovran Self Storage, Inc.(a)	1,127	41,485
Sun Communities, Inc.	1,147	38,207
Tanger Factory Outlet Centers(a)	918	46,992
Taubman Centers, Inc.	1,428	72,085
UDR, Inc.	4,242	99,772
Universal Health Realty Income Trust	728	26,594
Urstadt Biddle Properties, Inc. Class A	466	9,064
U-Store-It Trust	1	10
Ventas, Inc.(a)	4,394	230,597
Vornado Realty Trust(a)	3,744	311,988
Washington Real Estate Investment Trust(a)	2,186	67,744
Weingarten Realty Investors(a)	3,597	85,465
Winthrop Realty Trust	1,637	20,937

Total REITS		7,744,891

Investments	Shares	Value
Retail - 6.2%
Abercrombie & Fitch Co. Class A	838	$48,294
Advance Auto Parts, Inc.	405	26,791
American Eagle Outfitters, Inc.	2,960	43,305
Barnes & Noble, Inc.	1,765	24,975
Best Buy Co., Inc.	4,133	141,721
Bob Evans Farms, Inc.	600	19,776
Brinker International, Inc.	2,099	43,827
Buckle, Inc. (The)	771	29,121
Casey’s General Stores, Inc.	195	8,289
Cato Corp. (The) Class A	880	24,121
Chico’s FAS, Inc.	1,177	14,159
Costco Wholesale Corp.	3,268	235,982
Cracker Barrel Old Country Store, Inc.	367	20,101
CVS Caremark Corp.	8,820	306,671
Darden Restaurants, Inc.(a)	2,351	109,180
Family Dollar Stores, Inc.(a)	1,139	56,620
Foot Locker, Inc.	3,444	67,571
Gap, Inc. (The)	7,030	155,644
Guess ?, Inc.	866	40,979
Home Depot, Inc.	28,297	992,093
HOT Topic, Inc.	1,390	8,715
J.C. Penney Co., Inc.	3,783	122,229
Lowe’s Cos., Inc.	15,028	376,902
Ltd. Brands, Inc.	4,115	126,454
Macy’s, Inc.	2,272	57,482
McDonald’s Corp.	20,908	1,604,898
MSC Industrial Direct Co. Class A	465	30,081
Nordstrom, Inc.	2,577	109,213
Nu Skin Enterprises, Inc. Class A(a)	996	30,139
PetSmart, Inc.(a)	1,120	44,598
RadioShack Corp.	1,424	26,330
Ross Stores, Inc.	876	55,407
Staples, Inc.	6,932	157,842
Starbucks Corp.	7,325	235,352
Target Corp.	7,535	453,080
Tiffany & Co.(a)	1,219	75,907
TJX Cos., Inc.	3,534	156,874
Walgreen Co.	10,741	418,469
Wal-Mart Stores, Inc.	50,378	2,716,885
Wendy’s/Arby’s Group, Inc. Class A(a)	6,293	29,074
Williams-Sonoma, Inc.	1,368	48,824
Yum! Brands, Inc.	6,015	295,036

Total Retail		9,589,011

Savings & Loans - 0.6%
Astoria Financial Corp.	3,015	41,939
Brookline Bancorp, Inc.	1,813	19,671
Capitol Federal Financial, Inc.	8,185	97,483
Dime Community Bancshares, Inc.(a)	1,261	18,398
First Niagara Financial Group, Inc.(a)	5,156	72,081
Hudson City Bancorp, Inc.	14,866	189,393
New York Community Bancorp, Inc.(a)	15,131	285,219
NewAlliance Bancshares, Inc.	1,422	21,302
Northwest Bancshares, Inc.	2,594	30,505
OceanFirst Financial Corp.(a)	1,354	17,426
Oritani Financial Corp.	1,807	22,118
People’s United Financial, Inc.	10,171	142,496
Provident Financial Services, Inc.(a)	1,593	24,102
Roma Financial Corp.	1,340	14,204
Washington Federal, Inc.	1,181	19,982

Total Savings & Loans		1,016,319

Semiconductors - 2.7%
Altera Corp.(a)	1,514	53,868
Analog Devices, Inc.	4,531	170,683

See Notes to Schedule of Investments.

7 WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Dividend Fund (DTD)

December 31, 2010

Investments	Shares	Value
Applied Materials, Inc.	17,176	$241,323
Broadcom Corp. Class A(a)	1,917	83,485
Intel Corp.	117,154	2,463,749
Intersil Corp. Class A(a)	2,986	45,596
KLA-Tencor Corp.	2,483	95,943
Linear Technology Corp.	4,002	138,429
Maxim Integrated Products, Inc.	6,646	156,978
Microchip Technology, Inc.(a)	4,820	164,892
National Semiconductor Corp.	4,114	56,609
Texas Instruments, Inc.	11,798	383,435
Xilinx, Inc.(a)	3,824	110,820

Total Semiconductors		4,165,810

Software - 2.8%
Activision Blizzard, Inc.	8,848	110,069
American Software, Inc. Class A	1,950	13,202
Broadridge Financial Solutions, Inc.	2,490	54,606
CA, Inc.	2,279	55,699
Dun & Bradstreet Corp.	453	37,187
Fidelity National Information Services, Inc.	1,533	41,989
Microsoft Corp.	122,120	3,409,590
Oracle Corp.	20,693	647,691
Quality Systems, Inc.	253	17,664

Total Software		4,387,697

Telecommunications - 8.2%
ADTRAN, Inc.	603	21,835
Alaska Communications Systems Group, Inc.	2,718	30,170
AT&T, Inc.	212,270	6,236,493
CenturyLink, Inc.	12,065	557,041
Comtech Telecommunications Corp.	472	13,088
Consolidated Communications Holdings, Inc.	1,919	37,037
Corning, Inc.	10,701	206,743
Frontier Communications Corp.	49,567	482,287
Harris Corp.	1,724	78,097
NTELOS Holdings Corp.	2,122	40,424
QUALCOMM, Inc.	15,827	783,278
Qwest Communications International, Inc.	46,956	357,335
Telephone & Data Systems, Inc. Special Shares	923	29,093
Tellabs, Inc.	2,195	14,882
Verizon Communications, Inc.	99,197	3,549,269
Virgin Media, Inc.(a)	1,396	38,027
Windstream Corp.(a)	21,577	300,783

Total Telecommunications		12,775,882

Textiles - 0.0%
Cintas Corp.	1,433	40,067

Toys/Games/Hobbies - 0.2%
Hasbro, Inc.	1,843	86,953
Mattel, Inc.	7,538	191,691

Total Toys/Games/Hobbies		278,644

Transportation - 1.6%
Alexander & Baldwin, Inc.(a)	1,047	41,911
C.H. Robinson Worldwide, Inc.(a)	1,376	110,342
Con-way, Inc.	491	17,956
CSX Corp.	3,922	253,400
Expeditors International of Washington, Inc.	1,030	56,238
FedEx Corp.	985	91,615
Horizon Lines, Inc. Class A	3,514	15,356
International Shipholding Corp.	757	19,228

Investments	Shares	Value
JB Hunt Transport Services, Inc.	1,084	$44,238
Knight Transportation, Inc.	419	7,961
Norfolk Southern Corp.	5,292	332,444
Overseas Shipholding Group, Inc.(a)	793	28,088
Ryder System, Inc.	849	44,691
Tidewater, Inc.	693	37,311
Union Pacific Corp.	5,159	478,033
United Parcel Service, Inc. Class B	11,878	862,105

Total Transportation		2,440,917

Trucking & Leasing - 0.0%
GATX Corp.	948	33,446
TAL International Group, Inc.	853	26,332

Total Trucking & Leasing		59,778

Water - 0.2%
American States Water Co.	716	24,680
American Water Works Co., Inc.	3,829	96,835
Aqua America, Inc.	2,216	49,816
California Water Service Group	764	28,474
Connecticut Water Service, Inc.	636	17,732
Middlesex Water Co.	1,020	18,717
SJW Corp.	538	14,241

Total Water		250,495

TOTAL COMMON STOCKS (Cost: $138,617,159)		154,377,686

EXCHANGE-TRADED FUND - 0.7%
WisdomTree Total Earnings Fund (b) (Cost: $960,671)	24,537	1,094,706

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $92,479)	92,479	92,479

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.1%
MONEY MARKET FUND - 8.1%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(d) (Cost: $12,663,000)(e)	12,663,000	12,663,000

TOTAL INVESTMENTS IN SECURITIES - 107.9% (Cost: $152,333,309)(f)		168,227,871
Liabilities in Excess of Cash and Other Assets - (7.9)%		(12,385,423)

NET ASSETS - 100.0%		$155,842,448

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2010.
(d)	Interest rate shown reflects yield as of December 31, 2010.
(e)	At December 31, 2010, the total market value of the Fund’s securities on loan was $12,349,480 and the total market value of the collateral held by the Fund was $12,663,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds 8

Schedule of Investments (unaudited)

WisdomTree Equity Income Fund (DHS)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 99.6%

Aerospace/Defense - 1.3%
Lockheed Martin Corp.	20,606	$1,440,565
Raytheon Co.	16,120	747,001

Total Aerospace/Defense		2,187,566

Agriculture - 7.7%
Altria Group, Inc.	171,657	4,226,195
Lorillard, Inc.	11,006	903,152
Philip Morris International, Inc.	104,633	6,124,170
Reynolds American, Inc.	47,458	1,548,080
Universal Corp.	1,494	60,806
Vector Group Ltd.(a)	8,674	150,234

Total Agriculture		13,012,637

Auto Parts & Equipment - 0.0%
Douglas Dynamics, Inc.	1,170	17,726
Superior Industries International, Inc.	1,115	23,660

Total Auto Parts & Equipment		41,386

Banks - 1.2%
1st Source Corp.	1,056	21,373
Arrow Financial Corp.	640	17,606
BancorpSouth, Inc.(a)	6,345	101,203
Bank of Hawaii Corp.(a)	2,526	119,252
Bryn Mawr Bank Corp.	434	7,573
Capital City Bank Group, Inc.(a)	737	9,286
Chemical Financial Corp.(a)	1,336	29,592
City Holding Co.(a)	968	35,071
Community Bank System, Inc.(a)	1,644	45,654
Community Trust Bancorp, Inc.(a)	884	25,601
Cullen/Frost Bankers, Inc.(a)	2,515	153,717
CVB Financial Corp.(a)	6,655	57,699
First Busey Corp.	2,675	12,573
First Interstate Bancsystem, Inc.	535	8,153
First of Long Island Corp. (The)(a)	304	8,789
FirstMerit Corp.(a)	4,426	87,591
FNB Corp.(a)	7,681	75,427
Glacier Bancorp, Inc.(a)	3,950	59,684
Great Southern Bancorp, Inc.(a)	448	10,568
M&T Bank Corp.	5,492	478,079
NBT Bancorp, Inc.	1,559	37,650
Park National Corp.	1,114	80,954
Renasant Corp.(a)	1,576	26,650
Southside Bancshares, Inc.	561	11,820
Sterling Bancorp	1,112	11,643
Suffolk Bancorp	375	9,255
Tompkins Financial Corp.(a)	535	20,951
TrustCo Bank Corp.	4,526	28,695
Trustmark Corp.(a)	3,250	80,730
United Bankshares, Inc.(a)	2,654	77,497
Univest Corp. of Pennsylvania(a)	1,161	22,256
Valley National Bancorp(a)	11,409	163,149
Washington Trust Bancorp, Inc.(a)	844	18,467
WesBanco, Inc.	1,057	20,041

Total Banks		1,974,249

Chemicals - 1.3%
E.I. Du Pont de Nemours & Co.	40,755	2,032,860
Olin Corp.	4,214	86,471
RPM International, Inc.	6,820	150,722

Total Chemicals		2,270,053

Commercial Services - 1.4%
Advance America, Cash Advance Centers, Inc.	3,836	21,635
Automatic Data Processing, Inc.	20,203	934,995

Investments	Shares	Value
CPI Corp.	274	$6,179
Deluxe Corp.(a)	3,287	75,667
Electro Rent Corp.	1,492	24,111
H&R Block, Inc.	18,349	218,536
Healthcare Services Group, Inc.	3,689	60,020
Hillenbrand, Inc.(a)	3,150	65,551
Landauer, Inc.	466	27,946
Lincoln Educational Services Corp.	1,641	25,452
McGrath Rentcorp	1,081	28,344
Paychex, Inc.	19,906	615,294
R.R. Donnelley & Sons Co.	16,376	286,089

Total Commercial Services		2,389,819

Computers - 0.1%
Diebold, Inc.	3,059	98,041

Cosmetics/Personal Care - 4.3%
Procter & Gamble Co. (The)	113,226	7,283,829

Distribution/Wholesale - 0.3%
Genuine Parts Co.	6,899	354,195
Watsco, Inc.	1,243	78,408

Total Distribution/Wholesale		432,603

Diversified Financial Services - 0.4%
BGC Partners, Inc. Class A	6,385	53,059
Federated Investors, Inc. Class B(a)	5,045	132,028
GFI Group, Inc.	7,524	35,288
NYSE Euronext	14,324	429,433
Westwood Holdings Group, Inc.	374	14,945

Total Diversified Financial Services		664,753

Electric - 13.7%
ALLETE, Inc.	2,339	87,151
Alliant Energy Corp.	6,478	238,196
Ameren Corp.	17,494	493,156
American Electric Power Co., Inc.	33,138	1,192,305
Avista Corp.	3,144	70,803
Black Hills Corp.	2,511	75,330
Central Vermont Public Service Corp.	521	11,389
CH Energy Group, Inc.	947	46,299
Cleco Corp.	2,665	81,976
CMS Energy Corp.(a)	14,151	263,209
Consolidated Edison, Inc.	18,962	939,946
Constellation Energy Group, Inc.	9,083	278,212
Dominion Resources, Inc.	34,154	1,459,059
DPL, Inc.(a)	7,347	188,891
DTE Energy Co.	11,209	507,992
Duke Energy Corp.	99,156	1,765,968
Edison International(a)	14,659	565,837
Empire District Electric Co. (The)	3,312	73,526
Entergy Corp.	11,312	801,229
Exelon Corp.	45,294	1,886,042
FirstEnergy Corp.(a)	24,793	917,837
Great Plains Energy, Inc.	7,888	152,948
Hawaiian Electric Industries, Inc.	7,081	161,376
IDACORP, Inc.	2,154	79,655
Integrys Energy Group, Inc.	5,820	282,328
MDU Resources Group, Inc.	7,782	157,741
MGE Energy, Inc.	1,112	47,549
NextEra Energy, Inc.	22,021	1,144,872
Northeast Utilities	7,792	248,409
NorthWestern Corp.	2,340	67,462
NSTAR	5,714	241,074
NV Energy, Inc.	11,026	154,915
OGE Energy Corp.	4,280	194,911
Otter Tail Corp.	2,766	62,346

See Notes to Schedule of Investments.

9 WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

December 31, 2010

Investments	Shares	Value
Pepco Holdings, Inc.	17,990	$328,318
PG&E Corp.	20,277	970,052
Pinnacle West Capital Corp.	7,511	311,331
PNM Resources, Inc.	4,675	60,869
Portland General Electric Co.	4,805	104,269
PPL Corp.	35,481	933,860
Progress Energy, Inc.	22,407	974,256
Public Service Enterprise Group, Inc.	29,770	946,984
SCANA Corp.	8,059	327,195
Southern Co.	54,263	2,074,475
TECO Energy, Inc.	13,969	248,648
UIL Holdings Corp.(a)	3,773	113,039
Unisource Energy Corp.	1,944	69,673
Unitil Corp.(a)	988	22,467
Westar Energy, Inc.	7,452	187,492
Xcel Energy, Inc.	26,622	626,948

Total Electric		23,239,815

Electrical Components & Equipment - 0.0%
Molex, Inc. Class A	4,054	76,499

Electronics - 0.0%
DDi Corp.	789	9,279

Entertainment - 0.2%
Cinemark Holdings, Inc.	7,306	125,956
National CineMedia, Inc.	3,218	64,070
Regal Entertainment Group Class A	8,588	100,823

Total Entertainment		290,849

Environmental Control - 0.5%
Mine Safety Appliances Co.	1,543	48,034
U.S. Ecology, Inc.	1,204	20,926
Waste Management, Inc.	22,286	821,685

Total Environmental Control		890,645

Food - 4.3%
B&G Foods, Inc.	3,243	44,526
Campbell Soup Co.	14,747	512,458
ConAgra Foods, Inc.	24,336	549,507
General Mills, Inc.	26,134	930,109
H.J. Heinz Co.	15,471	765,196
Ingles Markets, Inc. Class A	815	15,648
Kellogg Co.	15,460	789,697
Kraft Foods, Inc. Class A	86,230	2,717,107
SUPERVALU, Inc.	10,626	102,328
Sysco Corp.	28,036	824,259
Village Super Market, Inc. Class A	238	7,854

Total Food		7,258,689

Forest Products & Paper - 0.6%
MeadWestvaco Corp.	9,346	244,491
Plum Creek Timber Co., Inc.(a)	10,135	379,556
Potlatch Corp.	3,426	111,516
Rayonier, Inc.	4,619	242,590

Total Forest Products & Paper		978,153

Gas - 1.3%
AGL Resources, Inc.	5,197	186,312
Atmos Energy Corp.	5,334	166,421
CenterPoint Energy, Inc.	27,951	439,390
Chesapeake Utilities Corp.	412	17,106
Laclede Group, Inc. (The)	1,515	55,358
New Jersey Resources Corp.(a)	1,865	80,400
Nicor, Inc.	2,315	115,565
NiSource, Inc.	20,192	355,783
Northwest Natural Gas Co.	1,461	67,893
Piedmont Natural Gas Co., Inc.(a)	3,690	103,172

Investments	Shares	Value
Questar Corp.	7,150	$124,482
UGI Corp.	4,752	150,068
Vectren Corp.	5,975	151,646
WGL Holdings, Inc.	2,890	103,375

Total Gas		2,116,971

Healthcare-Products - 4.7%
Johnson & Johnson	126,659	7,833,859
Meridian Bioscience, Inc.	1,478	34,231

Total Healthcare-Products		7,868,090

Holding Companies-Diversified - 0.1%
Compass Diversified Holdings	4,881	86,345

Home Builders - 0.0%
MDC Holdings, Inc.(a)	2,337	67,236

Household Products/Wares - 1.1%
Clorox Co.	6,605	417,964
Ennis, Inc.	1,541	26,351
Kimberly-Clark Corp.	23,261	1,466,374

Total Household Products/Wares		1,910,689

Insurance - 1.3%
American National Insurance Co.	1,238	105,997
Arthur J. Gallagher & Co.	6,275	182,477
Baldwin & Lyons, Inc. Class B	703	16,542
Cincinnati Financial Corp.	11,023	349,319
EMC Insurance Group, Inc.	674	15,259
Fidelity National Financial, Inc. Class A	15,757	215,556
Harleysville Group, Inc.	1,411	51,840
Kansas City Life Insurance Co.	432	14,269
Life Partners Holdings, Inc.(a)	1,105	21,139
Marsh & McLennan Cos., Inc.	22,863	625,074
Mercury General Corp.	4,120	177,201
Old Republic International Corp.(a)	17,999	245,326
Safety Insurance Group, Inc.	989	47,047
State Auto Financial Corp.	2,009	34,997
Unitrin, Inc.	2,927	71,829

Total Insurance		2,173,872

Internet - 0.1%
Earthlink, Inc.	10,913	93,852
Nutrisystem, Inc.(a)	994	20,904
United Online, Inc.	7,121	46,998

Total Internet		161,754

Investment Companies - 0.8%
Apollo Investment Corp.	26,574	294,174
Ares Capital Corp.	21,609	356,116
BlackRock Kelso Capital Corp.	10,523	116,384
Fifth Street Finance Corp.	7,861	95,433
Gladstone Capital Corp.	1,686	19,423
Golub Capital BDC, Inc.	1,492	25,543
Hercules Technology Growth Capital, Inc.	3,909	40,497
Main Street Capital Corp.(a)	1,821	33,124
MCG Capital Corp.(a)	6,988	48,706
MVC Capital, Inc.	1,541	22,499
PennantPark Investment Corp.	4,547	55,655
Prospect Capital Corp.(a)	12,889	139,201
Solar Capital Ltd.	4,337	107,471
TICC Capital Corp.	2,693	30,189
Triangle Capital Corp.	1,516	28,804

Total Investment Companies		1,413,219

Iron/Steel - 0.4%
Nucor Corp.(a)	14,076	616,810

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds 10

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

December 31, 2010

Investments	Shares	Value
Media - 0.0%
World Wrestling Entertainment, Inc. Class A(a)	3,735	$53,186

Mining - 1.2%
Southern Copper Corp.	41,631	2,029,095

Miscellaneous Manufacturing - 0.2%
Federal Signal Corp.	2,931	20,106
Harsco Corp.	2,924	82,808
Leggett & Platt, Inc.	9,513	216,516
NL Industries, Inc.(a)	2,894	32,297

Total Miscellaneous Manufacturing		351,727

Office Furnishings - 0.0%
HNI Corp.(a)	1,719	53,633

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.(a)	16,523	399,526

Oil & Gas - 7.4%
Chevron Corp.	88,124	8,041,315
ConocoPhillips	66,459	4,525,858

Total Oil & Gas		12,567,173

Packaging & Containers - 0.1%
Sonoco Products Co.	4,602	154,949

Pharmaceuticals - 13.9%
Abbott Laboratories	75,440	3,614,330
Bristol-Myers Squibb Co.	110,118	2,915,925
Eli Lilly & Co.	86,163	3,019,152
Merck & Co., Inc.	170,961	6,161,434
Pfizer, Inc.	451,091	7,898,603

Total Pharmaceuticals		23,609,444

Pipelines - 0.7%
Oneok, Inc.	5,125	284,284
Spectra Energy Corp.	35,595	889,519

Total Pipelines		1,173,803

REITS - 8.6%
Acadia Realty Trust	2,632	48,008
Agree Realty Corp.	990	25,928
AMB Property Corp.	8,357	265,000
American Campus Communities, Inc.	3,838	121,895
Associated Estates Realty Corp.	2,133	32,614
AvalonBay Communities, Inc.	3,790	426,564
BioMed Realty Trust, Inc.	6,323	117,924
Brandywine Realty Trust	9,945	115,859
BRE Properties, Inc.	3,113	135,415
Camden Property Trust(a)	3,265	176,245
CapLease, Inc.	3,346	19,474
CBL & Associates Properties, Inc.(a)	8,307	145,372
Cedar Shopping Centers, Inc.	4,327	27,217
Chesapeake Lodging Trust	873	16,421
Cogdell Spencer, Inc.	4,432	25,706
Colonial Properties Trust	3,659	66,045
CommonWealth REIT	7,828	199,692
Corporate Office Properties Trust SBI MD(a)	4,326	151,194
DCT Industrial Trust, Inc.	16,097	85,475
Digital Realty Trust, Inc.(a)	4,871	251,051
Duke Realty Corp.(a)	20,762	258,695
EastGroup Properties, Inc.	1,822	77,107
Entertainment Properties Trust(a)	3,602	166,592
Equity One, Inc.	7,075	128,624
Essex Property Trust, Inc.	1,591	181,724
Federal Realty Investment Trust	2,972	231,608

Investments	Shares	Value
First Potomac Realty Trust	3,521	$59,223
Franklin Street Properties Corp.(a)	6,839	97,456
Getty Realty Corp.(a)	2,606	81,516
Glimcher Realty Trust	6,099	51,232
Government Properties Income Trust	3,251	87,094
HCP, Inc.(a)	23,685	871,371
Health Care REIT, Inc.	11,452	545,573
Healthcare Realty Trust, Inc.	5,184	109,745
Hersha Hospitality Trust	5,938	39,191
Highwoods Properties, Inc.(a)	5,606	178,551
Home Properties, Inc.	2,203	122,244
Hospitality Properties Trust	13,405	308,851
Inland Real Estate Corp.(a)	8,095	71,236
Investors Real Estate Trust(a)	8,220	73,733
Kilroy Realty Corp.(a)	2,963	108,061
Kimco Realty Corp.(a)	23,818	429,677
Kite Realty Group Trust	3,928	21,250
Lexington Realty Trust(a)	10,320	82,044
Liberty Property Trust(a)	9,628	307,326
LTC Properties, Inc.	2,145	60,232
Macerich Co. (The)	8,097	383,555
Mack-Cali Realty Corp.(a)	6,361	210,295
Medical Properties Trust, Inc.	11,363	123,061
Mid-America Apartment Communities, Inc.(a)	1,845	117,139
Monmouth Real Estate Investment Corp. Class A	2,724	23,154
National Health Investors, Inc.	2,117	95,307
National Retail Properties, Inc.(a)	6,724	178,186
Nationwide Health Properties, Inc.	9,371	340,917
Omega Healthcare Investors, Inc.(a)	9,365	210,151
Pennsylvania Real Estate Investment Trust	3,254	47,281
Piedmont Office Realty Trust, Inc. Class A	11,018	221,903
ProLogis	25,665	370,603
PS Business Parks, Inc.	1,084	60,400
Public Storage	7,336	744,017
Ramco-Gershenson Properties Trust	3,071	38,234
Realty Income Corp.(a)	8,228	281,398
Regency Centers Corp.	5,093	215,128
Saul Centers, Inc.	794	37,596
Senior Housing Properties Trust	12,374	271,486
Simon Property Group, Inc.	13,070	1,300,334
Sovran Self Storage, Inc.(a)	1,850	68,098
Sun Communities, Inc.	2,047	68,186
Tanger Factory Outlet Centers(a)	1,743	89,224
Taubman Centers, Inc.	2,700	136,296
UDR, Inc.	8,147	191,617
Universal Health Realty Income Trust	1,136	41,498
Urstadt Biddle Properties, Inc. Class A	1,776	34,543
Ventas, Inc.(a)	9,296	487,854
Vornado Realty Trust	7,958	663,140
Washington Real Estate Investment Trust(a)	5,108	158,297
Weingarten Realty Investors(a)	7,320	173,923
Winthrop Realty Trust	1,549	19,812

Total REITS		14,605,688

Retail - 0.1%
Barnes & Noble, Inc.(a)	5,301	75,009
Foot Locker, Inc.(a)	6,781	133,043
HOT Topic, Inc.(a)	2,284	14,321

Total Retail		222,373

See Notes to Schedule of Investments.

11 WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Equity Income Fund (DHS)

December 31, 2010

Investments	Shares	Value
Savings & Loans - 1.2%
Astoria Financial Corp.	5,161	$71,790
Berkshire Hills Bancorp, Inc.(a)	689	15,227
Brookline Bancorp, Inc.(a)	2,566	27,841
Capitol Federal Financial, Inc.	18,234	217,167
Dime Community Bancshares, Inc.	1,770	25,824
First Niagara Financial Group, Inc.(a)	11,893	166,264
Flushing Financial Corp.	1,575	22,050
Hudson City Bancorp, Inc.	34,327	437,326
New York Community Bancorp, Inc.(a)	32,862	619,449
Northwest Bancshares, Inc.	5,275	62,034
OceanFirst Financial Corp.	773	9,948
Oritani Financial Corp.	2,122	25,973
People’s United Financial, Inc.	22,165	310,532
Provident Financial Services, Inc.	2,484	37,583
Roma Financial Corp.	1,152	12,211

Total Savings & Loans		2,061,219

Semiconductors - 3.6%
Intel Corp.	252,015	5,299,875
Intersil Corp. Class A(a)	5,435	82,992
Maxim Integrated Products, Inc.	14,001	330,704
Microchip Technology, Inc.	10,146	347,095

Total Semiconductors		6,060,666

Telecommunications - 14.7%
Alaska Communications Systems Group, Inc.	4,656	51,682
AT&T, Inc.	455,985	13,396,839
CenturyLink, Inc.(a)	25,784	1,190,447
Comtech Telecommunications Corp.	1,149	31,862
Consolidated Communications Holdings, Inc.	3,375	65,137
Frontier Communications Corp.	107,298	1,044,010
IDT Corp. Class B	550	14,107
NTELOS Holdings Corp.	3,313	63,113
Qwest Communications International, Inc.	100,000	761,000
Verizon Communications, Inc.	213,017	7,621,748
Windstream Corp.	45,887	639,665

Total Telecommunications		24,879,610

Toys/Games/Hobbies - 0.2%
Mattel, Inc.	15,918	404,795

Transportation - 0.1%
Alexander & Baldwin, Inc.(a)	1,834	73,415
Overseas Shipholding Group, Inc.	1,965	69,600

Total Transportation		143,015

Trucking & Leasing - 0.1%
GATX Corp.	2,016	71,125
TAL International Group, Inc.	1,882	58,097

Total Trucking & Leasing		129,222

Water - 0.2%
American Water Works Co., Inc.	8,330	210,666
California Water Service Group	730	27,207
Connecticut Water Service, Inc.	337	9,395
Middlesex Water Co.	859	15,763
York Water Co.	418	7,227

Total Water		270,258

TOTAL COMMON STOCKS (Cost: $167,962,233)		168,683,233

EXCHANGE-TRADED FUND - 0.1%
WisdomTree Total Dividend Fund (b) (Cost: $108,488)	2,598	121,067

Investments	Shares	Value
SHORT-TERM INVESTMENT - 0.1%

MONEY MARKET FUND - 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $155,351)	155,351	$155,351

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.7%

MONEY MARKET FUND - 6.7%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(d) (Cost: $11,411,000)(e)	11,411,000	11,411,000

TOTAL INVESTMENTS IN SECURITIES - 106.5%

(Cost: $179,637,072)(f)		180,370,651
Liabilities in Excess of Other Assets - (6.5)%		(11,014,863)

NET ASSETS - 100.0%		$169,355,788

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2010.
(d)	Interest rate shown reflects yield as of December 31, 2010.
(e)	At December 31, 2010, the total market value of the Fund’s securities on loan was $11,110,476 and the total market value of the collateral held by the Fund was $11,411,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds 12

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 99.5%

Advertising - 0.1%
Omnicom Group, Inc.	13,248	$606,758

Aerospace/Defense - 2.9%
Boeing Co. (The)	50,467	3,293,477
General Dynamics Corp.	23,717	1,682,958
Goodrich Corp.	4,471	393,761
L-3 Communications Holdings, Inc.	6,625	466,996
Lockheed Martin Corp.	39,818	2,783,677
Northrop Grumman Corp.	22,553	1,460,983
Raytheon Co.	31,170	1,444,418
Rockwell Collins, Inc.	7,024	409,218
United Technologies Corp.	51,857	4,082,183

Total Aerospace/Defense		16,017,671

Agriculture - 4.7%
Altria Group, Inc.	335,589	8,262,201
Archer-Daniels-Midland Co.	32,778	985,962
Lorillard, Inc.	21,316	1,749,191
Philip Morris International, Inc.	204,213	11,952,587
Reynolds American, Inc.	92,622	3,021,330

Total Agriculture		25,971,271

Airlines - 0.0%
Southwest Airlines Co.(a)	3,073	39,888

Apparel - 0.4%
Coach, Inc.	7,924	438,276
NIKE, Inc. Class B	14,299	1,221,420
Polo Ralph Lauren Corp.	705	78,199
VF Corp.(a)	8,199	706,590

Total Apparel		2,444,485

Auto Manufacturers - 0.1%
PACCAR, Inc.(a)	8,111	465,734

Auto Parts & Equipment - 0.2%
Johnson Controls, Inc.	29,595	1,130,529

Banks - 2.8%
Bank of America Corp.	84,046	1,121,174
Bank of New York Mellon Corp. (The)	39,996	1,207,879
BB&T Corp.	41,449	1,089,694
Capital One Financial Corp.	5,786	246,252
Comerica, Inc.	4,288	181,125
Fifth Third Bancorp	6,133	90,032
Goldman Sachs Group, Inc. (The)	11,286	1,897,854
JPMorgan Chase & Co.	50,599	2,146,410
KeyCorp	11,777	104,227
M&T Bank Corp.	10,758	936,484
Morgan Stanley	29,798	810,804
Northern Trust Corp.	13,079	724,707
PNC Financial Services Group, Inc.	9,371	569,007
Regions Financial Corp.	21,093	147,651
State Street Corp.	1,662	77,017
SunTrust Banks, Inc.	2,105	62,119
U.S. Bancorp	39,203	1,057,305
Wells Fargo & Co.	91,757	2,843,549

Total Banks		15,313,290

Beverages - 3.6%
Coca-Cola Co. (The)	164,712	10,833,108
Coca-Cola Enterprises, Inc.	16,749	419,228
Dr. Pepper Snapple Group, Inc.	15,713	552,469
Molson Coors Brewing Co. Class B	8,884	445,888
PepsiCo, Inc.	121,577	7,942,625

Total Beverages		20,193,318

Investments	Shares	Value
Chemicals - 2.3%
Air Products & Chemicals, Inc.(a)	12,285	$1,117,321
CF Industries Holdings, Inc.	580	78,387
Dow Chemical Co. (The)(a)	54,455	1,859,094
E.I. Du Pont de Nemours & Co.	80,176	3,999,179
Ecolab, Inc.	7,582	382,284
Lubrizol Corp.	2,342	250,313
Monsanto Co.	25,390	1,768,160
Mosaic Co. (The)	3,546	270,773
PPG Industries, Inc.(a)	11,632	977,902
Praxair, Inc.	15,592	1,488,568
Sherwin-Williams Co. (The)	5,135	430,056
Sigma-Aldrich Corp.	3,122	207,800

Total Chemicals		12,829,837

Coal - 0.1%
Consol Energy, Inc.	5,450	265,633
Peabody Energy Corp.	3,975	254,321

Total Coal		519,954

Commercial Services - 0.8%
Automatic Data Processing, Inc.	39,791	1,841,527
Mastercard, Inc. Class A	737	165,169
Moody’s Corp.	9,418	249,954
Paychex, Inc.	38,416	1,187,439
Visa, Inc. Class A	9,884	695,636
Western Union Co. (The)	20,976	389,524

Total Commercial Services		4,529,249

Computers - 1.9%
Computer Sciences Corp.	4,653	230,789
Hewlett-Packard Co.	45,348	1,909,151
International Business Machines Corp.	58,073	8,522,793

Total Computers		10,662,733

Cosmetics/Personal Care - 3.2%
Avon Products, Inc.	33,422	971,243
Colgate-Palmolive Co.	32,520	2,613,633
Estee Lauder Cos., Inc. (The) Class A	3,264	263,405
Procter & Gamble Co. (The)	220,204	14,165,723

Total Cosmetics/Personal Care		18,014,004

Distribution/Wholesale - 0.3%
Fastenal Co.(a)	5,548	332,381
Genuine Parts Co.	13,455	690,780
W.W. Grainger, Inc.(a)	2,910	401,900

Total Distribution/Wholesale		1,425,061

Diversified Financial Services - 1.4%
American Express Co.	49,244	2,113,552
Ameriprise Financial, Inc.	8,656	498,153
BlackRock, Inc.	7,239	1,379,609
Charles Schwab Corp. (The)	44,137	755,184
CME Group, Inc.	2,434	783,139
Discover Financial Services	6,084	112,737
Franklin Resources, Inc.	4,419	491,437
NYSE Euronext	27,775	832,694
T. Rowe Price Group, Inc.(a)	11,588	747,890
TD Ameritrade Holding Corp.	15,199	288,629

Total Diversified Financial Services		8,003,024

Electric - 6.4%
Ameren Corp.	34,093	961,082
American Electric Power Co., Inc.	63,971	2,301,677
Consolidated Edison, Inc.(a)	36,732	1,820,805
Dominion Resources, Inc.	66,416	2,837,292
DTE Energy Co.	21,479	973,428
Duke Energy Corp.	191,993	3,419,395

See Notes to Schedule of Investments.

13 WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2010

Investments	Shares	Value
Edison International(a)	28,332	$1,093,615
Entergy Corp.	21,943	1,554,223
Exelon Corp.	87,452	3,641,501
FirstEnergy Corp.(a)	47,957	1,775,368
NextEra Energy, Inc.	42,478	2,208,431
PG&E Corp.	39,103	1,870,688
PPL Corp.	67,912	1,787,444
Progress Energy, Inc.	43,418	1,887,815
Public Service Enterprise Group, Inc.	57,409	1,826,180
Southern Co.	105,454	4,031,506
Wisconsin Energy Corp.	8,408	494,895
Xcel Energy, Inc.	51,553	1,214,073

Total Electric		35,699,418

Electrical Components & Equipment - 0.5%
AMETEK, Inc.	2,352	92,316
Emerson Electric Co.	47,560	2,719,005

Total Electrical Components & Equipment		2,811,321

Electronics - 0.0%
Amphenol Corp. Class A(a)	558	29,451

Engineering & Construction - 0.0%
Fluor Corp.	3,880	257,089

Environmental Control - 0.4%
Republic Services, Inc.	27,155	810,848
Waste Management, Inc.	43,177	1,591,936

Total Environmental Control		2,402,784

Food - 3.1%
Campbell Soup Co.(a)	29,191	1,014,387
ConAgra Foods, Inc.	46,831	1,057,444
General Mills, Inc.	50,958	1,813,595
H.J. Heinz Co.	30,087	1,488,103
Hershey Co. (The)	11,789	555,851
Hormel Foods Corp.(a)	7,343	376,402
J.M. Smucker Co. (The)	7,686	504,586
Kellogg Co.	30,217	1,543,484
Kraft Foods, Inc. Class A	167,246	5,269,922
Kroger Co. (The)	32,456	725,716
Safeway, Inc.	21,881	492,104
Sara Lee Corp.	48,393	847,362
Sysco Corp.	54,346	1,597,772

Total Food		17,286,728

Forest Products & Paper - 0.2%
International Paper Co.	21,111	575,064
Weyerhaeuser Co.	15,194	287,622

Total Forest Products & Paper		862,686

Gas - 0.3%
CenterPoint Energy, Inc.	52,178	820,238
Sempra Energy	18,819	987,621

Total Gas		1,807,859

Hand/Machine Tools - 0.1%
Stanley Black & Decker, Inc.	8,667	579,562

Healthcare-Products - 3.9%
Baxter International, Inc.	35,995	1,822,067
Becton Dickinson and Co.	11,840	1,000,717
C.R. Bard, Inc.(a)	1,971	180,879
Johnson & Johnson	245,628	15,192,092
Medtronic, Inc.	69,244	2,568,260
Stryker Corp.(a)	11,348	609,387

Total Healthcare-Products		21,373,402

Healthcare-Services - 0.3%
Aetna, Inc.	1,459	44,514

Investments	Shares	Value
CIGNA Corp.	732	$26,835
Quest Diagnostics, Inc.	2,987	161,208
UnitedHealth Group, Inc.	38,842	1,402,585

Total Healthcare-Services		1,635,142

Household Products/Wares - 0.7%
Clorox Co.	12,742	806,314
Fortune Brands, Inc.	5,105	307,576
Kimberly-Clark Corp.	44,883	2,829,424

Total Household Products/Wares		3,943,314

Insurance - 2.3%
Allstate Corp. (The)	36,620	1,167,446
American Family Life Assurance Co., Inc.	26,868	1,516,161
AON Corp.	11,097	510,573
Chubb Corp.	20,164	1,202,581
Hartford Financial Services Group, Inc.(a)	7,853	208,026
Lincoln National Corp.	5,585	155,319
Loews Corp.	7,252	282,175
Marsh & McLennan Cos., Inc.(a)	44,562	1,218,325
MetLife, Inc.	44,078	1,958,826
Principal Financial Group, Inc.	14,280	464,957
Progressive Corp. (The)	12,604	250,442
Prudential Financial, Inc.	25,028	1,469,394
Travelers Cos., Inc. (The)	31,613	1,761,160
Unum Group	12,952	313,697

Total Insurance		12,479,082

Internet - 0.0%
Expedia, Inc.	6,698	168,053

Iron/Steel - 0.3%
Cliffs Natural Resources, Inc.	2,474	192,997
Nucor Corp.(a)	27,197	1,191,773
United States Steel Corp.(a)	1,432	83,657

Total Iron/Steel		1,468,427

Leisure Time - 0.0%
Harley-Davidson, Inc.(a)	7,487	259,574

Lodging - 0.1%
Marriott International, Inc. Class A	8,317	345,488
Starwood Hotels & Resorts Worldwide, Inc.	2,485	151,038
Wynn Resorts Ltd.	3,007	312,247

Total Lodging		808,773

Machinery-Construction & Mining - 0.6%
Caterpillar, Inc.	31,789	2,977,358
Joy Global, Inc.	2,325	201,694

Total Machinery-Construction & Mining		3,179,052

Machinery-Diversified - 0.5%
Cummins, Inc.(a)	5,156	567,212
Deere & Co.	16,614	1,379,793
Rockwell Automation, Inc.	7,381	529,291
Roper Industries, Inc.	1,410	107,766

Total Machinery-Diversified		2,584,062

Media - 2.2%
Cablevision Systems Corp. Class A(a)	9,401	318,130
CBS Corp. Class B	18,968	361,340
Comcast Corp. Class A	93,545	2,055,184
Comcast Corp. Special Class A	34,293	713,637
McGraw-Hill Cos., Inc. (The)	20,677	752,850
News Corp. Class A	49,111	715,056
News Corp. Class B(a)	19,252	316,118
Scripps Networks Interactive, Inc. Class A	2,358	122,026

See Notes to Schedule of Investments. WisdomTree Domestic Dividend Funds 14

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2010

Investments	Shares	Value
Time Warner Cable, Inc.	22,111	$1,459,989
Time Warner, Inc.	78,109	2,512,767
Viacom, Inc. Class B	21,010	832,206
Walt Disney Co. (The)	46,998	1,762,895

Total Media		11,922,198

Metal Fabricate/Hardware - 0.0%
Precision Castparts Corp.	334	46,496

Mining - 1.4%
Alcoa, Inc.	22,942	353,077
Freeport-McMoRan Copper & Gold, Inc.	21,376	2,567,044
Newmont Mining Corp.	12,403	761,916
Southern Copper Corp.	80,043	3,901,296

Total Mining		7,583,333

Miscellaneous Manufacturing - 4.5%
3M Co.	45,554	3,931,310
Danaher Corp.	2,611	123,161
Dover Corp.	9,460	552,937
Eaton Corp.	10,436	1,059,358
General Electric Co.	757,317	13,851,328
Honeywell International, Inc.	48,413	2,573,635
Illinois Tool Works, Inc.	34,404	1,837,174
ITT Corp.(a)	9,431	491,450
Parker Hannifin Corp.	5,848	504,682
Textron, Inc.(a)	2,613	61,771

Total Miscellaneous Manufacturing		24,986,806

Office/Business Equipment - 0.1%
Xerox Corp.	52,402	603,671

Oil & Gas - 10.5%
Anadarko Petroleum Corp.	6,920	527,027
Apache Corp.	5,144	613,319
Chesapeake Energy Corp.	21,380	553,956
Chevron Corp.	171,846	15,680,947
Cimarex Energy Co.	756	66,929
ConocoPhillips	129,891	8,845,577
Devon Energy Corp.	9,879	775,600
Diamond Offshore Drilling, Inc.	2,796	186,968
EOG Resources, Inc.	4,504	411,711
Exxon Mobil Corp.	320,834	23,459,382
Hess Corp.	4,753	363,795
Marathon Oil Corp.	53,231	1,971,144
Murphy Oil Corp.	7,965	593,791
Noble Energy, Inc.	4,035	347,333
Occidental Petroleum Corp.	33,970	3,332,457
Pioneer Natural Resources Co.(a)	346	30,040
QEP Resources, Inc.	942	34,204
Range Resources Corp.	1,423	64,007
Valero Energy Corp.	16,228	375,191

Total Oil & Gas		58,233,378

Oil & Gas Services - 0.4%
Baker Hughes, Inc.	12,470	712,910
Halliburton Co.	21,864	892,707
National Oilwell Varco, Inc.	7,879	529,863

Total Oil & Gas Services		2,135,480

Pharmaceuticals - 8.7%
Abbott Laboratories	145,866	6,988,440
Allergan, Inc.	2,684	184,310
AmerisourceBergen Corp.	9,099	310,458
Bristol-Myers Squibb Co.	215,812	5,714,702
Cardinal Health, Inc.	19,828	759,611
Eli Lilly & Co.	167,100	5,855,184
McKesson Corp.	6,844	481,681

Investments	Shares	Value
Mead Johnson Nutrition Co.	7,554	$470,236
Merck & Co., Inc.	331,562	11,949,494
Pfizer, Inc.	874,741	15,316,715

Total Pharmaceuticals		48,030,831

Pipelines - 0.5%
El Paso Corp.	5,745	79,051
Spectra Energy Corp.(a)	69,746	1,742,953
Williams Cos., Inc. (The)	32,377	800,359

Total Pipelines		2,622,363

REITS - 2.4%
AvalonBay Communities, Inc.(a)	7,409	833,883
Boston Properties, Inc.(a)	9,007	775,503
Equity Residential(a)	20,601	1,070,222
HCP, Inc.(a)	45,926	1,689,618
Health Care REIT, Inc.	21,735	1,035,455
Host Hotels & Resorts, Inc.	3,892	69,550
Kimco Realty Corp.(a)	43,192	779,184
ProLogis	49,743	718,289
Public Storage	14,286	1,448,886
Simon Property Group, Inc.	25,419	2,528,936
Ventas, Inc.(a)	18,007	945,007
Vornado Realty Trust	15,499	1,291,532

Total REITS		13,186,065

Retail - 6.7%
Best Buy Co., Inc.	17,801	610,396
Costco Wholesale Corp.	13,022	940,319
CVS Caremark Corp.	35,760	1,243,375
Darden Restaurants, Inc.(a)	8,842	410,623
Family Dollar Stores, Inc.(a)	3,878	192,775
Gap, Inc. (The)	30,622	677,971
Home Depot, Inc.	118,951	4,170,422
J.C. Penney Co., Inc.(a)	15,359	496,249
Lowe’s Cos., Inc.	63,434	1,590,925
Ltd. Brands, Inc.	17,194	528,372
Macy’s, Inc.	8,901	225,195
McDonald’s Corp.	87,784	6,738,300
Nordstrom, Inc.	10,863	460,374
Ross Stores, Inc.	3,059	193,482
Staples, Inc.	29,846	679,593
Starbucks Corp.	29,695	954,100
Target Corp.	31,677	1,904,738
Tiffany & Co.(a)	4,861	302,695
TJX Cos., Inc.	14,478	642,678
Walgreen Co.	45,132	1,758,343
Wal-Mart Stores, Inc.	210,717	11,363,968
Yum! Brands, Inc.	24,964	1,224,484

Total Retail		37,309,377

Savings & Loans - 0.2%
New York Community Bancorp, Inc.(a)	60,431	1,139,124

Semiconductors - 3.0%
Altera Corp.(a)	5,430	193,199
Analog Devices, Inc.	18,516	697,498
Applied Materials, Inc.	72,835	1,023,332
Broadcom Corp. Class A(a)	8,059	350,969
Intel Corp.	488,994	10,283,544
Linear Technology Corp.	15,765	545,311
Maxim Integrated Products, Inc.	27,218	642,889
Microchip Technology, Inc.(a)	19,779	676,640
Texas Instruments, Inc.	49,462	1,607,515
Xilinx, Inc.(a)	15,474	448,437

Total Semiconductors		16,469,334

See Notes to Schedule of Investments.

15 WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2010

Investments	Shares	Value
Software - 3.2%
Activision Blizzard, Inc.	36,751	$457,182
CA, Inc.	9,608	234,819
Fidelity National Information Services, Inc.	5,821	159,437
Microsoft Corp.	509,218	14,217,367
Oracle Corp.	87,029	2,724,008

Total Software		17,792,813

Telecommunications - 9.4%
AT&T, Inc.	888,082	26,091,849
CenturyLink, Inc.(a)	50,605	2,336,433
Corning, Inc.	43,713	844,535
Frontier Communications Corp.	201,882	1,964,312
QUALCOMM, Inc.	65,162	3,224,867
Qwest Communications International, Inc.	200,561	1,526,269
Verizon Communications, Inc.	414,689	14,837,573
Virgin Media, Inc.	5,248	142,956
Windstream Corp.	84,784	1,181,889

Total Telecommunications		52,150,683

Toys/Games/Hobbies - 0.2%
Hasbro, Inc.	6,843	322,853
Mattel, Inc.	31,018	788,788

Total Toys/Games/Hobbies		1,111,641

Transportation - 1.6%
C.H. Robinson Worldwide, Inc.(a)	5,613	450,106
CSX Corp.	16,186	1,045,777
Expeditors International of Washington, Inc.	4,082	222,877
FedEx Corp.	4,075	379,016
Norfolk Southern Corp.	21,973	1,380,344
Union Pacific Corp.	21,376	1,980,700
United Parcel Service, Inc. Class B	49,801	3,614,557

Total Transportation		9,073,377

TOTAL COMMON STOCKS (Cost: $510,712,534)		552,199,555

EXCHANGE-TRADED FUND - 0.3%
WisdomTree Total Dividend Fund (b) (Cost: $1,331,060)	33,806	1,575,360

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $158,909)	158,909	158,909

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.7%
MONEY MARKET FUND - 4.7%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(d) (Cost: $25,819,000)(e)	25,819,000	25,819,000

TOTAL INVESTMENTS IN SECURITIES - 104.5% (Cost: $538,021,503)(f)		579,752,824
Liabilities in Excess of Cash and Other Assets - (4.5)%		(24,881,721)

NET ASSETS - 100.0%		$554,871,103

(a)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2010.
(d)	Interest rate shown reflects yield as of December 31, 2010.
(e)	At December 31, 2010, the total market value of the Fund’s securities on loan was $25,198,041 and the total market value of the collateral held by the Fund was $25,819,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds 16

Schedule of Investments (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 98.6%

Aerospace/Defense - 4.0%
Boeing Co. (The)	42,260	$2,757,888
Lockheed Martin Corp.	63,905	4,467,599
Northrop Grumman Corp.	48,884	3,166,705
Raytheon Co.	72,883	3,377,398

Total Aerospace/Defense		13,769,590

Agriculture - 6.8%
Altria Group, Inc.	261,800	6,445,516
Lorillard, Inc.	69,647	5,715,233
Philip Morris International, Inc.	77,654	4,545,088
Reynolds American, Inc.	200,664	6,545,660

Total Agriculture		23,251,497

Apparel - 0.9%
VF Corp.(a)	35,742	3,080,246

Chemicals - 3.9%
Air Products & Chemicals, Inc.	26,203	2,383,163
E.I. Du Pont de Nemours & Co.	72,837	3,633,109
Eastman Chemical Co.	28,274	2,377,278
International Flavors & Fragrances, Inc.	37,310	2,074,063
PPG Industries, Inc.	35,416	2,977,423

Total Chemicals		13,445,036

Commercial Services - 2.3%
Automatic Data Processing, Inc.	70,447	3,260,287
Paychex, Inc.	145,040	4,483,186

Total Commercial Services		7,743,473

Distribution/Wholesale - 1.0%
Genuine Parts Co.	68,937	3,539,226

Electric - 15.0%
Ameren Corp.(a)	192,584	5,428,943
American Electric Power Co., Inc.	146,740	5,279,705
Duke Energy Corp.	323,005	5,752,719
Exelon Corp.	132,180	5,503,975
FirstEnergy Corp.(a)	177,055	6,554,576
Pepco Holdings, Inc.	327,746	5,981,365
Pinnacle West Capital Corp.	128,546	5,328,232
PPL Corp.	220,654	5,807,613
Progress Energy, Inc.	133,278	5,794,927

Total Electric		51,432,055

Environmental Control - 1.9%
Republic Services, Inc.	96,238	2,873,667
Waste Management, Inc.	103,323	3,809,519

Total Environmental Control		6,683,186

Food - 4.6%
ConAgra Foods, Inc.	194,392	4,389,371
H.J. Heinz Co.	76,258	3,771,721
Kraft Foods, Inc. Class A	125,078	3,941,208
Sysco Corp.	124,881	3,671,501

Total Food		15,773,801

Forest Products & Paper - 1.9%
International Paper Co.	77,939	2,123,059
MeadWestvaco Corp.	162,989	4,263,792

Total Forest Products & Paper		6,386,851

Gas - 1.7%
NiSource, Inc.	325,645	5,737,865

Healthcare-Products - 3.2%
Baxter International, Inc.	49,565	2,508,980
Becton Dickinson and Co.(a)	25,719	2,173,770

Investments	Shares	Value
Johnson & Johnson	56,573	$3,499,040
Medtronic, Inc.	75,022	2,782,566

Total Healthcare-Products		10,964,356

Household Products/Wares - 2.3%
Clorox Co.	57,684	3,650,243
Kimberly-Clark Corp.	69,524	4,382,793

Total Household Products/Wares		8,033,036

Iron/Steel - 1.1%
Nucor Corp.(a)	88,822	3,892,180

Media - 2.5%
McGraw-Hill Cos., Inc. (The)	76,465	2,784,091
Time Warner Cable, Inc.	40,541	2,676,922
Time Warner, Inc.	92,836	2,986,534

Total Media		8,447,547

Mining - 2.0%
Southern Copper Corp.	88,484	4,312,710
Vulcan Materials Co.(a)	54,068	2,398,457

Total Mining		6,711,167

Miscellaneous Manufacturing - 1.8%
General Electric Co.	174,646	3,194,275
Illinois Tool Works, Inc.	56,472	3,015,605

Total Miscellaneous Manufacturing		6,209,880

Office/Business Equipment - 2.0%
Pitney Bowes, Inc.	278,527	6,734,783

Oil & Gas - 6.1%
Chevron Corp.	41,158	3,755,667
ConocoPhillips	57,702	3,929,506
EQT Corp.	50,399	2,259,891
Exxon Mobil Corp.	35,606	2,603,511
Marathon Oil Corp.	86,847	3,215,944
Murphy Oil Corp.	24,245	1,807,465
Occidental Petroleum Corp.	18,596	1,824,268
Sunoco, Inc.	38,594	1,555,724

Total Oil & Gas		20,951,976

Pharmaceuticals - 7.6%
Abbott Laboratories	79,371	3,802,665
Bristol-Myers Squibb Co.	192,953	5,109,395
Cardinal Health, Inc.	60,264	2,308,714
Eli Lilly & Co.	167,791	5,879,397
Merck & Co., Inc.	121,708	4,386,356
Pfizer, Inc.	261,347	4,576,186

Total Pharmaceuticals		26,062,713

Pipelines - 2.0%
Spectra Energy Corp.(a)	176,302	4,405,787
Williams Cos., Inc. (The)	94,739	2,341,948

Total Pipelines		6,747,735

Retail - 3.3%
Darden Restaurants, Inc.	53,666	2,492,249
Home Depot, Inc.	92,502	3,243,120
J.C. Penney Co., Inc.	76,695	2,478,016
McDonald’s Corp.	41,641	3,196,363

Total Retail		11,409,748

Semiconductors - 6.4%
Analog Devices, Inc.	68,715	2,588,494
Intel Corp.	162,476	3,416,870
KLA-Tencor Corp.	69,931	2,702,134
Linear Technology Corp.	84,409	2,919,707
Maxim Integrated Products, Inc.	154,239	3,643,125
Microchip Technology, Inc.(a)	122,578	4,193,394

See Notes to Schedule of Investments.

17 WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

December 31, 2010

Investments	Shares	Value
Xilinx, Inc.(a)	86,224	$2,498,772

Total Semiconductors		21,962,496

Software - 0.7%
Microsoft Corp.	91,447	2,553,200

Telecommunications - 11.8%
AT&T, Inc.	210,937	6,197,329
CenturyLink, Inc.(a)	150,694	6,957,542
Frontier Communications Corp.	895,641	8,714,587
Qwest Communications International, Inc.	624,797	4,754,705
Verizon Communications, Inc.	178,642	6,391,811
Windstream Corp.	547,787	7,636,151

Total Telecommunications		40,652,125

Toys/Games/Hobbies - 1.0%
Mattel, Inc.	130,652	3,322,480

Transportation - 0.8%
United Parcel Service, Inc. Class B	38,267	2,777,419

TOTAL COMMON STOCKS (Cost: $319,477,902)		338,275,667

EXCHANGE-TRADED FUNDS - 1.1%
WisdomTree LargeCap Dividend Fund(b)	41,894	1,931,314
WisdomTree MidCap Dividend Fund(a)(b)	37,927	1,922,899

TOTAL EXCHANGE-TRADED FUNDS (Cost: $3,415,319)		3,854,213

SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $165,636)	165,636	165,636

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.4%
MONEY MARKET FUND - 8.4%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(d) (Cost: $28,901,000)(e)	28,901,000	28,901,000

TOTAL INVESTMENTS IN SECURITIES - 108.2% (Cost: $351,959,857)(f)		371,196,516
Liabilities in Excess of Other Assets - (8.2)%		(28,232,701)

NET ASSETS - 100.0%		$342,963,815

(a)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2010.
(d)	Interest rate shown reflects yield as of December 31, 2010.
(e)	At December 31, 2010, the total market value of the Fund’s securities on loan was $28,241,387 and the total market value of the collateral held by the Fund was $28,901,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds 18

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 98.9%

Aerospace/Defense - 0.1%
Alliant Techsystems, Inc.*	2,972	$221,206
Triumph Group, Inc.	375	33,529

Total Aerospace/Defense		254,735

Apparel - 0.2%
Columbia Sportswear Co.(a)	3,922	236,497
Wolverine World Wide, Inc.	6,137	195,647

Total Apparel		432,144

Banks - 2.9%
Associated Banc-Corp.(a)	4,686	70,993
Bank of Hawaii Corp.(a)	16,400	774,244
BOK Financial Corp.(a)	11,582	618,479
CapitalSource, Inc.	16,337	115,993
City National Corp.	3,151	193,345
Commerce Bancshares, Inc.	17,544	697,023
Cullen/Frost Bankers, Inc.(a)	16,542	1,011,047
East West Bancorp, Inc.	2,779	54,330
First Citizens BancShares, Inc. Class A	506	95,659
FirstMerit Corp.(a)	31,838	630,074
Fulton Financial Corp.	22,366	231,264
Huntington Bancshares, Inc.	41,487	285,016
Marshall & Ilsley Corp.	32,350	223,862
Synovus Financial Corp.	111,622	294,682
TCF Financial Corp.	17,732	262,611
Valley National Bancorp(a)	74,466	1,064,864
Zions Bancorp.	2,875	69,661

Total Banks		6,693,147

Beverages - 0.7%
Brown-Forman Corp. Class A	9,049	628,996
Brown-Forman Corp. Class B	14,457	1,006,496

Total Beverages		1,635,492

Building Materials - 0.8%
Lennox International, Inc.	5,998	283,645
Martin Marietta Materials, Inc.(a)	6,900	636,456
Masco Corp.	72,928	923,269

Total Building Materials		1,843,370

Chemicals - 3.7%
Airgas, Inc.(a)	11,703	730,969
Albemarle Corp.	8,387	467,827
Ashland, Inc.	7,946	404,134
Cabot Corp.	11,102	417,990
Celanese Corp. Class A	6,849	281,973
Cytec Industries, Inc.	449	23,824
Eastman Chemical Co.	14,052	1,181,492
FMC Corp.	4,134	330,265
Huntsman Corp.	54,743	854,538
International Flavors & Fragrances, Inc.	13,935	774,647
Kronos Worldwide, Inc.	11,421	485,278
NewMarket Corp.	1,771	218,488
RPM International, Inc.	44,824	990,611
Sensient Technologies Corp.	9,513	349,413
Valhi, Inc.(a)	18,475	408,482
Valspar Corp.	16,272	561,059
Westlake Chemical Corp.	3,722	161,795

Total Chemicals		8,642,785

Coal - 0.5%
Arch Coal, Inc.	18,193	637,847
Massey Energy Co.(a)	4,337	232,680
Walter Energy, Inc.(a)	2,054	262,583

Total Coal		1,133,110

Investments	Shares	Value
Commercial Services - 4.2%
DeVry, Inc.	3,322	$159,390
Equifax, Inc.	19,691	701,000
Global Payments, Inc.(a)	1,263	58,363
H&R Block, Inc.(a)	124,666	1,484,772
Iron Mountain, Inc.	17,607	440,351
Lender Processing Services, Inc.	10,628	313,738
Manpower, Inc.	8,535	535,657
Morningstar, Inc.*(a)	1,640	87,051
Pharmaceutical Product Development, Inc.(a)	23,781	645,416
R.R. Donnelley & Sons Co.	108,309	1,892,158
Rent-A-Center, Inc.	4,352	140,483
Robert Half International, Inc.(a)	22,396	685,318
Rollins, Inc.	16,208	320,108
SEI Investments Co.	14,017	333,464
Service Corp. International	42,145	347,696
Sotheby’s	2,574	115,830
Strayer Education, Inc.(a)	3,037	462,292
Total System Services, Inc.	31,357	482,271
Towers Watson & Co. Class A	2,320	120,779
Weight Watchers International, Inc.(a)	12,488	468,175

Total Commercial Services		9,794,312

Computers - 0.6%
Diebold, Inc.(a)	20,101	644,237
DST Systems, Inc.	5,355	237,494
Jack Henry & Associates, Inc.	9,819	286,224
Syntel, Inc.	1,864	89,081

Total Computers		1,257,036

Cosmetics/Personal Care - 0.1%
Alberto-Culver Co.	8,058	298,468

Distribution/Wholesale - 0.4%
Owens & Minor, Inc.(a)	13,699	403,162
Watsco, Inc.(a)	8,100	510,948

Total Distribution/Wholesale		914,110

Diversified Financial Services - 1.8%
Eaton Vance Corp.	24,160	730,357
Federated Investors, Inc. Class B(a)	33,044	864,761
Greenhill & Co., Inc.(a)	5,777	471,865
Janus Capital Group, Inc.(a)	5,085	65,952
Jefferies Group, Inc.(a)	17,017	453,163
Legg Mason, Inc.(a)	8,992	326,140
Raymond James Financial, Inc.	18,069	590,856
Waddell & Reed Financial, Inc. Class A	17,888	631,268

Total Diversified Financial Services		4,134,362

Electric - 12.7%
Allegheny Energy, Inc.	38,768	939,736
Alliant Energy Corp.	42,560	1,564,931
Cleco Corp.	17,371	534,332
CMS Energy Corp.(a)	95,867	1,783,126
Constellation Energy Group, Inc.	61,598	1,886,747
DPL, Inc.(a)	49,712	1,278,096
Great Plains Energy, Inc.	51,709	1,002,638
Hawaiian Electric Industries, Inc.	46,527	1,060,350
IDACORP, Inc.	14,130	522,527
Integrys Energy Group, Inc.	38,175	1,851,869
ITC Holdings Corp.	9,845	610,193
MDU Resources Group, Inc.	53,825	1,091,033
Northeast Utilities	51,119	1,629,674
NSTAR	37,511	1,582,589
NV Energy, Inc.	72,528	1,019,018
OGE Energy Corp.	28,071	1,278,353

See Notes to Schedule of Investments.

19 WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2010

Investments	Shares	Value
Pepco Holdings, Inc.	118,063	$2,154,650
Pinnacle West Capital Corp.	49,347	2,045,433
Portland General Electric Co.	31,601	685,742
SCANA Corp.(a)	52,958	2,150,095
TECO Energy, Inc.	91,727	1,632,741
Westar Energy, Inc.(a)	49,034	1,233,695

Total Electric		29,537,568

Electrical Components & Equipment - 0.6%
Belden, Inc.(a)	2,184	80,415
Hubbell, Inc. Class B	11,114	668,285
Molex, Inc.(a)	25,843	587,153

Total Electrical Components & Equipment		1,335,853

Electronics - 1.0%
AVX Corp.	17,933	276,706
Gentex Corp.	19,029	562,497
Jabil Circuit, Inc.	32,042	643,724
National Instruments Corp.	9,717	365,748
PerkinElmer, Inc.	11,517	297,369
Woodward Governor Co.	3,955	148,550

Total Electronics		2,294,594

Engineering & Construction - 0.1%
KBR, Inc.	9,446	287,820

Entertainment - 0.9%
Cinemark Holdings, Inc.	48,029	828,020
International Game Technology	37,839	669,372
Regal Entertainment Group Class A	56,501	663,322

Total Entertainment		2,160,714

Environmental Control - 0.2%
Nalco Holding Co.	5,486	175,223
Waste Connections, Inc.	10,922	300,682

Total Environmental Control		475,905

Food - 1.8%
Corn Products International, Inc.	8,155	375,130
Del Monte Foods Co.	32,786	616,377
Flowers Foods, Inc.	24,408	656,819
McCormick & Co., Inc.	25,621	1,192,145
Ruddick Corp.	5,731	211,130
Seaboard Corp.	20	39,820
SUPERVALU, Inc.	75,854	730,474
Tyson Foods, Inc. Class A	26,005	447,806

Total Food		4,269,701

Forest Products & Paper - 2.4%
MeadWestvaco Corp.	59,274	1,550,608
Plum Creek Timber Co., Inc.(a)	66,352	2,484,882
Rayonier, Inc.	30,342	1,593,562

Total Forest Products & Paper		5,629,052

Gas - 5.6%
AGL Resources, Inc.	34,163	1,224,744
Atmos Energy Corp.	35,089	1,094,777
Energen Corp.	7,135	344,335
National Fuel Gas Co.	15,768	1,034,696
New Jersey Resources Corp.(a)	12,193	525,640
Nicor, Inc.	15,210	759,283
NiSource, Inc.	132,695	2,338,086
Piedmont Natural Gas Co., Inc.(a)	24,308	679,652
Questar Corp.	49,861	868,080
South Jersey Industries, Inc.	7,144	377,346
Southern Union Co.	27,213	655,017
Southwest Gas Corp.	10,902	399,776
UGI Corp.	31,164	984,159
Vectren Corp.	39,268	996,622

Investments	Shares	Value
WGL Holdings, Inc.(a)	19,121	$683,958

Total Gas		12,966,171

Hand/Machine Tools - 0.9%
Baldor Electric Co.	4,335	273,278
Kennametal, Inc.	9,268	365,715
Lincoln Electric Holdings, Inc.(a)	6,414	418,642
Regal-Beloit Corp.	3,560	237,666
Snap-On, Inc.	11,657	659,553

Total Hand/Machine Tools		1,954,854

Healthcare-Products - 1.1%
Beckman Coulter, Inc.	6,560	493,509
Cooper Cos., Inc. (The)	436	24,564
DENTSPLY International, Inc.	7,220	246,708
Hill-Rom Holdings, Inc.	5,735	225,787
Patterson Cos., Inc.	14,162	433,782
STERIS Corp.	8,400	306,264
Techne Corp.(a)	5,403	354,815
Teleflex, Inc.	8,793	473,151

Total Healthcare-Products		2,558,580

Healthcare-Services - 0.4%
Lincare Holdings, Inc.	25,729	690,309
Universal Health Services, Inc. Class B	3,837	166,603

Total Healthcare-Services		856,912

Home Builders - 0.4%
D.R. Horton, Inc.	38,246	456,275
Lennar Corp. Class A	12,934	242,512
Thor Industries, Inc.(a)	6,010	204,100

Total Home Builders		902,887

Home Furnishings - 0.5%
Whirlpool Corp.	13,138	1,167,049

Household Products/Wares - 1.2%
Avery Dennison Corp.	18,682	790,996
Church & Dwight Co., Inc.	6,280	433,446
Jarden Corp.	8,678	267,890
Scotts Miracle-Gro Co. (The) Class A	11,407	579,133
Tupperware Brands Corp.	14,475	690,023

Total Household Products/Wares		2,761,488

Housewares - 0.3%
Newell Rubbermaid, Inc.	29,060	528,311
Toro Co. (The)	3,296	203,165

Total Housewares		731,476

Insurance - 6.2%
American Financial Group, Inc.	19,360	625,134
American National Insurance Co.	8,769	750,802
Arthur J. Gallagher & Co.	40,991	1,192,018
Assurant, Inc.	16,239	625,526
Brown & Brown, Inc.(a)	17,125	409,972
Cincinnati Financial Corp.	72,146	2,286,307
Erie Indemnity Co. Class A	13,591	889,803
Fidelity National Financial, Inc. Class A	104,251	1,426,154
Hanover Insurance Group, Inc. (The)	8,381	391,560
HCC Insurance Holdings, Inc.	20,687	598,682
Mercury General Corp.	27,110	1,166,001
Old Republic International Corp.(a)	117,925	1,607,318
Primerica, Inc.	1,060	25,705
Protective Life Corp.	16,049	427,545
Reinsurance Group of America, Inc.	5,849	314,150
StanCorp Financial Group, Inc.(a)	7,648	345,231
Torchmark Corp.	7,607	454,442
Transatlantic Holdings, Inc.	9,174	473,562
W.R. Berkley Corp.	13,247	362,703

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds 20

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2010

Investments	Shares	Value
Wesco Financial Corp.	278	$102,418

Total Insurance		14,475,033

Investment Companies - 1.9%
Apollo Investment Corp.	174,636	1,933,221
Ares Capital Corp.	144,361	2,379,069

Total Investment Companies		4,312,290

Iron/Steel - 0.8%
Allegheny Technologies, Inc.(a)	12,148	670,327
Carpenter Technology Corp.(a)	7,013	282,203
Reliance Steel & Aluminum Co.	5,445	278,240
Steel Dynamics, Inc.	33,701	616,728

Total Iron/Steel		1,847,498

Leisure Time - 0.2%
Polaris Industries, Inc.	6,226	485,752

Lodging - 0.5%
Choice Hotels International, Inc.(a)	10,449	399,883
Wyndham Worldwide Corp.	24,908	746,244

Total Lodging		1,146,127

Machinery-Diversified - 0.8%
Flowserve Corp.	4,864	579,886
Gardner Denver, Inc.	1,364	93,871
Graco, Inc.	10,924	430,952
IDEX Corp.	10,992	430,007
Nordson Corp.	2,948	270,862
Wabtec Corp.	432	22,848

Total Machinery-Diversified		1,828,426

Media - 0.8%
Factset Research Systems, Inc.	4,188	392,667
Gannett Co., Inc.(a)	22,203	335,043
John Wiley & Sons, Inc. Class A	6,293	284,695
Viacom, Inc. Class A	5,950	272,867
Washington Post Co. (The) Class B(a)	1,385	608,708

Total Media		1,893,980

Metal Fabricate/Hardware - 0.5%
Commercial Metals Co.	28,592	474,341
Timken Co.	12,953	618,247
Valmont Industries, Inc.	1,796	159,359

Total Metal Fabricate/Hardware		1,251,947

Mining - 0.8%
Compass Minerals International, Inc.	5,262	469,739
Royal Gold, Inc.	3,866	211,199
Vulcan Materials Co.(a)	24,227	1,074,710

Total Mining		1,755,648

Miscellaneous Manufacturing - 2.6%
Actuant Corp. Class A	845	22,494
Acuity Brands, Inc.	3,456	199,307
Aptargroup, Inc.	9,182	436,788
Carlisle Cos., Inc.	9,104	361,793
CLARCOR, Inc.	4,419	189,531
Crane Co.	11,980	492,018
Donaldson Co., Inc.	6,099	355,450
Harsco Corp.	21,221	600,979
Leggett & Platt, Inc.	62,540	1,423,410
Pall Corp.	13,329	660,852
Pentair, Inc.	18,655	681,094
SPX Corp.	6,371	455,463
Trinity Industries, Inc.(a)	9,328	248,218

Total Miscellaneous Manufacturing		6,127,397

Investments	Shares	Value
Office/Business Equipment - 1.1%
Pitney Bowes, Inc.(a)	108,632	$2,626,722

Oil & Gas - 1.4%
Berry Petroleum Co. Class A	3,189	139,359
Cabot Oil & Gas Corp.	3,035	114,875
EQT Corp.	26,569	1,191,354
EXCO Resources, Inc.	15,572	302,408
Helmerich & Payne, Inc.	4,626	224,268
Holly Corp.	7,393	301,413
Patterson-UTI Energy, Inc.	13,100	282,305
SM Energy Co.	1,057	62,289
Sunoco, Inc.	16,729	674,346

Total Oil & Gas		3,292,617

Oil & Gas Services - 0.2%
CARBO Ceramics, Inc.	1,649	170,737
Lufkin Industries, Inc.(a)	2,186	136,385
RPC, Inc.	12,803	231,990

Total Oil & Gas Services		539,112

Packaging & Containers - 1.9%
Ball Corp.	4,656	316,841
Bemis Co., Inc.	27,210	888,679
Packaging Corp. of America	21,139	546,232
Rock-Tenn Co. Class A	5,005	270,020
Sealed Air Corp.	29,667	755,025
Silgan Holdings, Inc.	8,146	291,708
Sonoco Products Co.	30,220	1,017,507
Temple-Inland, Inc.	19,646	417,281

Total Packaging & Containers		4,503,293

Pharmaceuticals - 0.2%
Medicis Pharmaceutical Corp. Class A	4,569	122,403
Omnicare, Inc.	5,435	137,995
Perrigo Co.	3,599	227,925

Total Pharmaceuticals		488,323

Pipelines - 0.8%
Oneok, Inc.	33,689	1,868,729

Real Estate - 0.0%
Jones Lang LaSalle, Inc.	943	79,137

REITS - 20.7%
Alexander’s, Inc.	1,107	456,394
Alexandria Real Estate Equities, Inc.	12,594	922,637
AMB Property Corp.(a)	54,847	1,739,198
American Campus Communities, Inc.	26,308	835,542
Apartment Investment & Management Co. Class A	17,219	444,939
BioMed Realty Trust, Inc.	44,379	827,668
BRE Properties, Inc.	20,428	888,618
Camden Property Trust	21,451	1,157,925
CBL & Associates Properties, Inc.(a)	57,534	1,006,845
CommonWealth REIT	52,890	1,349,224
Corporate Office Properties Trust SBI MD(a)	28,950	1,011,803
Developers Diversified Realty Corp.	13,913	196,034
Digital Realty Trust, Inc.(a)	32,726	1,686,698
Douglas Emmett, Inc.	27,527	456,948
Duke Realty Corp.(a)	137,620	1,714,745
Entertainment Properties Trust(a)	23,666	1,094,553
Equity Lifestyle Properties, Inc.	6,087	340,446
Equity One, Inc.(a)	43,351	788,121
Essex Property Trust, Inc.	10,394	1,187,203
Federal Realty Investment Trust	19,538	1,522,596
Highwoods Properties, Inc.(a)	35,926	1,144,243

See Notes to Schedule of Investments.

21 WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2010

Investments	Shares	Value
Home Properties, Inc.(a)	14,476	$803,273
Hospitality Properties Trust	90,599	2,087,401
Kilroy Realty Corp.(a)	19,197	700,115
LaSalle Hotel Properties	10,886	287,390
Liberty Property Trust(a)	63,318	2,021,111
Macerich Co. (The)	53,005	2,510,847
Mack-Cali Realty Corp.(a)	41,950	1,386,867
Mid-America Apartment Communities, Inc.(a)	12,095	767,912
National Retail Properties, Inc.(a)	44,068	1,167,802
Nationwide Health Properties, Inc.	62,190	2,262,472
Omega Healthcare Investors, Inc.(a)	62,540	1,403,398
Piedmont Office Realty Trust, Inc. Class A(a)	75,095	1,512,413
Post Properties, Inc.(a)	10,016	363,581
Realty Income Corp.(a)	54,033	1,847,929
Regency Centers Corp.	33,462	1,413,435
Senior Housing Properties Trust	81,262	1,782,888
SL Green Realty Corp.(a)	4,434	299,339
Tanger Factory Outlet Centers(a)	11,453	586,279
Taubman Centers, Inc.	17,638	890,366
UDR, Inc.	53,484	1,257,944
Washington Real Estate Investment Trust(a)	33,557	1,039,931
Weingarten Realty Investors(a)	48,166	1,144,424

Total REITS		48,309,497

Retail - 2.9%
Abercrombie & Fitch Co. Class A	10,103	582,236
Advance Auto Parts, Inc.	2,733	180,788
American Eagle Outfitters, Inc.	49,886	729,832
Brinker International, Inc.	22,837	476,837
Buckle, Inc. (The)	8,242	311,300
Chico’s FAS, Inc.	20,646	248,371
Dillard’s, Inc. Class A	2,367	89,804
Foot Locker, Inc.	43,667	856,747
Guess ?, Inc.	13,501	638,867
MSC Industrial Direct Co. Class A	5,506	356,183
Nu Skin Enterprises, Inc. Class A(a)	8,848	267,740
PetSmart, Inc.(a)	13,318	530,323
Phillips-Van Heusen Corp.(a)	1,368	86,198
RadioShack Corp.	13,781	254,811
Tractor Supply Co.	3,679	178,395
Wendy’s/Arby’s Group, Inc. Class A(a)	62,789	290,085
Williams-Sonoma, Inc.	16,549	590,634
World Fuel Services Corp.	2,953	106,780

Total Retail		6,775,931

Savings & Loans - 3.3%
Capitol Federal Financial, Inc.	121,361	1,445,409
First Niagara Financial Group, Inc.(a)	81,309	1,136,700
Hudson City Bancorp, Inc.	225,552	2,873,532
People’s United Financial, Inc.	149,476	2,094,159
Washington Federal, Inc.	12,843	217,304

Total Savings & Loans		7,767,104

Semiconductors - 1.2%
Intersil Corp. Class A(a)	35,548	542,818
KLA-Tencor Corp.	37,375	1,444,170
National Semiconductor Corp.	61,819	850,629

Total Semiconductors		2,837,617

Software - 0.8%
Broadridge Financial Solutions, Inc.	30,247	663,317
Dun & Bradstreet Corp.	7,666	629,302
Quality Systems, Inc.(a)	4,594	320,753

Investments	Shares	Value
Solera Holdings, Inc.	3,675	$188,601

Total Software		1,801,973

Telecommunications - 0.9%
ADTRAN, Inc.	5,600	202,776
Harris Corp.	24,528	1,111,118
Plantronics, Inc.	2,186	81,363
Telephone & Data Systems, Inc.	5,589	204,278
Telephone & Data Systems, Inc. Special Shares*	6,274	197,756
Tellabs, Inc.	38,133	258,542

Total Telecommunications		2,055,833

Textiles - 0.3%
Cintas Corp.	21,702	606,788

Transportation - 0.9%
Con-way, Inc.	5,534	202,378
JB Hunt Transport Services, Inc.	13,377	545,915
Knight Transportation, Inc.(a)	9,298	176,662
Landstar System, Inc.	2,202	90,150
Ryder System, Inc.	10,085	530,875
Tidewater, Inc.	9,069	488,275
Werner Enterprises, Inc.	5,798	131,035

Total Transportation		2,165,290

Trucking & Leasing - 0.2%
GATX Corp.	13,154	464,073

Water - 0.9%
American Water Works Co., Inc.	54,699	1,383,338
Aqua America, Inc.	34,457	774,593

Total Water		2,157,931

TOTAL COMMON STOCKS (Cost: $214,436,385)		230,387,763

EXCHANGE-TRADED FUNDS - 0.9%
WisdomTree LargeCap Dividend Fund(b)	39,691	1,829,755
WisdomTree SmallCap Earnings Fund(a)(b)	6,184	321,259

TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,944,165)		2,151,014

SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $324,533)	324,533	324,533

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 15.6%
MONEY MARKET FUND - 15.6%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(d) (Cost: $36,250,000)(e)	36,250,000	36,250,000

TOTAL INVESTMENTS IN SECURITIES - 115.5% (Cost: $252,955,083)(f)		269,113,310
Liabilities in Excess of Cash and Other Assets - (15.5)%		(36,072,811)

NET ASSETS - 100.0%		$233,040,499

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds 22

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2010

(b)	Affiliated companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2010.
(d)	Interest rate shown reflects yield as of December 31, 2010.
(e)	At December 31, 2010, the total market value of the Fund’s securities on loan was $35,380,620 and the total market value of the collateral held by the Fund was $36,250,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

23 WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 98.8%

Advertising - 0.2%
Harte-Hanks, Inc.	33,827	$431,971
Marchex, Inc. Class B	5,258	50,161

Total Advertising		482,132

Aerospace/Defense - 0.5%
Cubic Corp.	2,249	106,040
Curtiss-Wright Corp.	10,235	339,802
Ducommun, Inc.	3,218	70,088
HEICO Corp.(a)	649	33,119
HEICO Corp. Class A	1,349	50,345
Kaman Corp.	11,419	331,950
National Presto Industries, Inc.	1,237	160,822
Todd Shipyards Corp.	2,581	57,789

Total Aerospace/Defense		1,149,955

Agriculture - 1.7%
Andersons, Inc. (The)	4,342	157,832
Griffin Land & Nurseries, Inc.	1,523	49,315
Limoneira Co.*	1,198	34,382
Universal Corp.	25,276	1,028,733
Vector Group Ltd.(a)	145,918	2,527,300

Total Agriculture		3,797,562

Airlines - 0.1%
Skywest, Inc.	12,249	191,329

Apparel - 0.5%
Cherokee, Inc.	16,390	308,296
Jones Group, Inc. (The)	25,171	391,157
Oxford Industries, Inc.	7,348	188,182
R.G. Barry Corp.	5,982	66,520
Weyco Group, Inc.(a)	6,583	161,218

Total Apparel		1,115,373

Auto Parts & Equipment - 0.7%
Cooper Tire & Rubber Co.	25,407	599,097
Douglas Dynamics, Inc.*	23,296	352,935
Miller Industries, Inc.	1,699	24,177
Spartan Motors, Inc.	12,522	76,259
Standard Motor Products, Inc.	7,800	106,860
Superior Industries International, Inc.	18,937	401,843
Titan International, Inc.	917	17,918

Total Auto Parts & Equipment		1,579,089

Banks - 14.4%
1st Source Corp.	17,676	357,762
Alliance Financial Corp.	3,845	124,386
American National Bankshares, Inc.(a)	5,422	127,688
Ames National Corp.(a)	4,477	97,017
Arrow Financial Corp.	9,248	254,412
Bancfirst Corp.	8,325	342,907
Bancorp Rhode Island, Inc.	2,627	76,419
BancorpSouth, Inc.	112,874	1,800,340
Bank Mutual Corp.	24,438	116,814
Bank of Kentucky Financial Corp.(a)	5,179	100,524
Bank of Marin Bancorp	2,155	75,425
Bank of the Ozarks, Inc.	6,137	266,039
Bar Harbor Bankshares	3,268	95,360
Boston Private Financial Holdings, Inc.	12,106	79,294
Bridge Bancorp, Inc.	5,539	136,536
Bryn Mawr Bank Corp.	8,779	153,194
Camden National Corp.	4,532	164,194
Capital City Bank Group, Inc.(a)	12,379	155,975
Cardinal Financial Corp.	4,792	55,731
Cass Information Systems, Inc.(a)	3,697	140,264

Investments	Shares	Value
Cathay General Bancorp	4,849	$80,978
Centerstate Banks, Inc.	3,448	27,308
Chemical Financial Corp.(a)	22,667	502,074
Citizens & Northern Corp.	8,479	125,998
City Holding Co.(a)	13,338	483,236
CNB Financial Corp.(a)	12,050	178,461
CoBiz Financial, Inc.	7,072	42,998
Columbia Banking System, Inc.	1,723	36,286
Community Bank System, Inc.(a)	27,721	769,812
Community Trust Bancorp, Inc.(a)	14,811	428,927
CVB Financial Corp.(a)	97,523	845,524
Enterprise Financial Services Corp.	6,526	68,262
Financial Institutions, Inc.	5,193	98,511
First Bancorp	8,301	127,088
First Bancorp, Inc.	11,443	180,685
First Busey Corp.(a)	55,339	260,093
First Commonwealth Financial Corp.	14,717	104,196
First Community Bancshares, Inc.	10,690	159,709
First Financial Bancorp(a)	29,122	538,175
First Financial Bankshares, Inc.(a)	12,807	655,462
First Financial Corp.(a)	7,975	280,242
First Interstate Bancsystem, Inc.	10,654	162,367
First Merchants Corp.	3,290	29,149
First Midwest Bancorp, Inc.	6,344	73,083
First of Long Island Corp. (The)(a)	6,044	174,732
FNB Corp.(a)	129,079	1,267,556
German American Bancorp, Inc.	7,997	147,265
Glacier Bancorp, Inc.(a)	58,798	888,438
Great Southern Bancorp, Inc.(a)	9,141	215,636
Hancock Holding Co.(a)	22,482	783,723
Heartland Financial USA, Inc.(a)	8,379	146,297
Home Bancshares, Inc.	6,397	140,926
Hudson Valley Holding Corp.	9,970	246,857
Iberiabank Corp.(a)	14,536	859,514
Independent Bank Corp.	13,028	352,407
International Bancshares Corp.	30,198	604,866
Lakeland Bancorp, Inc.	12,032	131,991
Lakeland Financial Corp.	10,693	229,472
MainSource Financial Group, Inc.	1,861	19,373
MB Financial, Inc.	2,982	51,648
Merchants Bancshares, Inc.	5,632	155,218
Midsouth Bancorp, Inc.	3,906	59,996
MidWestOne Financial Group, Inc.	2,557	38,636
National Bankshares, Inc.	5,039	158,678
National Penn Bancshares, Inc.(a)	16,250	130,488
NBT Bancorp, Inc.	26,281	634,686
Old National Bancorp	48,777	579,959
Pacific Continental Corp.	1,449	14,577
PacWest Bancorp	1,608	34,379
Park National Corp.(a)	18,614	1,352,679
Peapack Gladstone Financial Corp.(a)	3,209	41,877
Penns Woods Bancorp, Inc.(a)	4,172	166,046
Peoples Bancorp, Inc.	5,836	91,333
Porter Bancorp, Inc.	1	10
PrivateBancorp, Inc.	4,832	69,484
Prosperity Bancshares, Inc.	19,296	757,947
Renasant Corp.(a)	22,968	388,389
Republic Bancorp, Inc. Class A(a)	10,639	252,676
S&T Bancorp, Inc.(a)	17,352	391,982
S.Y. Bancorp, Inc.	9,069	222,644
Sandy Spring Bancorp, Inc.	1,258	23,185
SCBT Financial Corp.(a)	6,506	213,072
Sierra Bancorp	6,764	72,578
Simmons First National Corp. Class A	10,371	295,574
Southside Bancshares, Inc.(a)	11,355	239,250

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds 24

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2010

Investments	Shares	Value
State Bancorp, Inc.	8,230	$76,128
StellarOne Corp.	5,727	83,271
Sterling Bancorp(a)	22,533	235,921
Sterling Bancshares, Inc.(a)	22,699	159,347
Suffolk Bancorp(a)	7,602	187,617
Susquehanna Bancshares, Inc.	13,009	125,927
Tompkins Financial Corp.(a)	8,427	330,001
Tower Bancorp, Inc.	8,134	179,273
TowneBank(a)	11,625	184,721
Trico Bancshares	8,776	141,732
TrustCo Bank Corp.	75,623	479,450
Trustmark Corp.(a)	55,084	1,368,287
UMB Financial Corp.(a)	17,198	712,341
Umpqua Holdings Corp.	44,399	540,780
Union First Market Bankshares Corp.	11,216	165,772
United Bankshares, Inc.(a)	44,523	1,300,072
Univest Corp. of Pennsylvania(a)	15,450	296,177
Washington Banking Co.	5,275	72,320
Washington Trust Bancorp, Inc.(a)	14,079	308,049
Webster Financial Corp.	4,011	79,017
WesBanco, Inc.	17,824	337,943
Westamerica Bancorp.	17,479	969,560
Whitney Holding Corp.	8,388	118,690
Wintrust Financial Corp.	4,075	134,597

Total Banks		32,211,942

Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	2,865	159,237
Farmer Bros Co.(a)	9,273	165,059

Total Beverages		324,296

Building Materials - 0.9%
AAON, Inc.(a)	4,900	138,229
Apogee Enterprises, Inc.	17,121	230,620
Comfort Systems USA, Inc.	13,889	182,918
Eagle Materials, Inc.(a)	15,334	433,185
LSI Industries, Inc.	12,224	103,415
Quanex Building Products Corp.	7,593	144,039
Simpson Manufacturing Co., Inc.(a)	15,572	481,331
Texas Industries, Inc.(a)	4,561	208,803
Universal Forest Products, Inc.	4,592	178,629

Total Building Materials		2,101,169

Chemicals - 1.8%
A.Schulman, Inc.	19,185	439,145
Aceto Corp.	14,450	130,050
American Vanguard Corp.(a)	3,441	29,386
Arch Chemicals, Inc.	13,132	498,097
Balchem Corp.	2,088	70,595
H.B. Fuller Co.	14,737	302,403
Hawkins, Inc.	3,187	141,503
Innophos Holdings, Inc.	9,639	347,775
KMG Chemicals, Inc.	1,600	26,512
Minerals Technologies, Inc.	1,318	86,210
Olin Corp.	70,756	1,451,913
Quaker Chemical Corp.	6,102	254,270
Stepan Co.	3,141	239,564
Zep, Inc.	4,487	89,202

Total Chemicals		4,106,625

Commercial Services - 4.4%
Aaron’s, Inc.	4,015	81,866
ABM Industries, Inc.	25,076	659,499
Administaff, Inc.	10,712	313,862
Advance America, Cash Advance Centers, Inc.	68,064	383,881
Arbitron, Inc.	6,229	258,628

Investments	Shares	Value
Barrett Business Services, Inc.	5,036	$78,310
CDI Corp.	12,081	224,586
Chemed Corp.	4,633	294,242
Collectors Universe, Inc.	15,982	222,310
Corporate Executive Board Co. (The)	9,343	350,830
CPI Corp.	5,462	123,168
Deluxe Corp.(a)	55,165	1,269,898
Electro Rent Corp.	21,159	341,929
Great Lakes Dredge & Dock Corp.	11,691	86,163
Healthcare Services Group, Inc.(a)	56,916	926,023
Heartland Payment Systems, Inc.	2,210	34,078
Heidrick & Struggles International, Inc.	7,203	206,366
Hillenbrand, Inc.(a)	53,424	1,111,753
Intersections, Inc.	24,401	255,235
Landauer, Inc.(a)	7,630	457,571
Lincoln Educational Services Corp.	32,716	507,425
Mac-Gray Corp.(a)	4,136	61,833
MAXIMUS, Inc.	2,883	189,067
McGrath Rentcorp	18,128	475,316
Monro Muffler, Inc.	6,312	218,332
Multi-Color Corp.	3,046	59,275
National American University Holdings, Inc.*	9,564	70,200
National Research Corp.	3,566	122,136
Resources Connection, Inc.(a)	8,726	162,216
Stewart Enterprises, Inc. Class A(a)	39,878	266,784
Viad Corp.	2,901	73,889

Total Commercial Services		9,886,671

Computers - 0.2%
iGate Corp.	7,233	142,563
MTS Systems Corp.	7,781	291,476

Total Computers		434,039

Cosmetics/Personal Care - 0.1%
Inter Parfums, Inc.	9,275	174,834

Distribution/Wholesale - 0.3%
Houston Wire & Cable Co.	11,558	155,340
Pool Corp.(a)	26,215	590,886

Total Distribution/Wholesale		746,226

Diversified Financial Services - 1.9%
Artio Global Investors, Inc.	15,544	229,274
Asta Funding, Inc.	3,209	25,993
BGC Partners, Inc. Class A	100,550	835,571
Calamos Asset Management, Inc. Class A	10,504	147,056
CBOE Holdings, Inc.	5,265	120,358
Cohen & Steers, Inc.	14,961	390,482
Duff & Phelps Corp. Class A	9,563	161,232
Epoch Holding Corp.	5,813	90,276
Evercore Partners, Inc. Class A	9,867	335,478
Federal Agricultural Mortgage Corp. Class C	2,482	40,506
GAMCO Investors, Inc. Class A	411	19,732
GFI Group, Inc.(a)	114,248	535,823
JMP Group, Inc.	4,135	31,550
KBW, Inc.(a)	6,102	170,368
MarketAxess Holdings, Inc.	10,541	219,358
Nelnet, Inc. Class A(a)	10,505	248,863
Oppenheimer Holdings, Inc. Class A	4,951	129,766
Sanders Morris Harris Group, Inc.(a)	18,909	137,090
SWS Group, Inc.	7,529	38,022
US Global Investors, Inc. Class A(a)	9,181	74,642
Westwood Holdings Group, Inc.	5,789	231,328

Total Diversified Financial Services		4,212,768

See Notes to Schedule of Investments.

25 WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2010

Investments	Shares	Value
Electric - 6.3%
ALLETE, Inc.	39,664	$1,477,881
Avista Corp.	58,180	1,310,214
Black Hills Corp.	42,595	1,277,850
Central Vermont Public Service Corp.	12,695	277,513
CH Energy Group, Inc.	15,901	777,400
Empire District Electric Co. (The)	56,218	1,248,039
MGE Energy, Inc.(a)	18,661	797,944
NorthWestern Corp.	39,425	1,136,623
Ormat Technologies, Inc.	7,225	213,715
Otter Tail Corp.(a)	43,135	972,263
PNM Resources, Inc.(a)	79,231	1,031,588
UIL Holdings Corp.(a)	67,004	2,007,440
Unisource Energy Corp.(a)	35,973	1,289,272
Unitil Corp.(a)	14,900	338,826

Total Electric		14,156,568

Electrical Components & Equipment - 0.7%
Encore Wire Corp.	1,726	43,288
Graham Corp.	784	15,680
Insteel Industries, Inc.	3,834	47,887
Littelfuse, Inc.*	6,284	295,725
Molex, Inc. Class A	66,078	1,246,892

Total Electrical Components & Equipment		1,649,472

Electronics - 1.2%
American Science & Engineering, Inc.	2,930	249,724
Analogic Corp.	2,488	123,181
Badger Meter, Inc.(a)	4,340	191,915
Bel Fuse, Inc. Class B	2,574	61,519
Brady Corp. Class A	23,837	777,324
CTS Corp.	8,628	95,426
Daktronics, Inc.	6,000	95,520
DDi Corp.	15,725	184,926
Methode Electronics, Inc.	18,420	238,907
Park Electrochemical Corp.	6,380	191,400
Pulse Electronics Corp.	22,231	118,269
Watts Water Technologies, Inc. Class A	8,463	309,661

Total Electronics		2,637,772

Engineering & Construction - 0.2%
Granite Construction, Inc.(a)	15,977	438,249
VSE Corp.	854	28,199

Total Engineering & Construction		466,448

Entertainment - 0.7%
Churchill Downs, Inc.	4,580	198,772
International Speedway Corp. Class A	3,988	104,366
National CineMedia, Inc.	50,167	998,825
Speedway Motorsports, Inc.	23,755	363,926

Total Entertainment		1,665,889

Environmental Control - 0.6%
Met-Pro Corp.	7,958	93,984
Mine Safety Appliances Co.	26,145	813,894
U.S. Ecology, Inc.	18,250	317,185

Total Environmental Control		1,225,063

Food - 2.1%
Arden Group, Inc. Class A	899	74,167
B&G Foods, Inc.	54,621	749,946
Calavo Growers, Inc.(a)	8,037	185,253
Cal-Maine Foods, Inc.	3,938	124,362
Diamond Foods, Inc.	1,706	90,725
Imperial Sugar Co.	1,526	20,403
Ingles Markets, Inc. Class A	9,745	187,104
J&J Snack Foods Corp.	4,073	196,482

Investments	Shares	Value
Lancaster Colony Corp.	14,679	$839,639
Nash Finch Co.	5,239	222,710
Sanderson Farms, Inc.	8,929	349,570
Snyders-Lance, Inc.	20,568	482,114
Spartan Stores, Inc.	6,001	101,717
Tootsie Roll Industries, Inc.	9,157	265,278
Village Super Market, Inc. Class A	4,845	159,885
Weis Markets, Inc.	17,818	718,600

Total Food		4,767,955

Forest Products & Paper - 1.4%
Buckeye Technologies, Inc.	6,916	145,305
Deltic Timber Corp.	1,506	84,848
Neenah Paper, Inc.	7,851	154,508
PH Glatfelter Co.	29,978	367,830
Potlatch Corp.	58,131	1,892,164
Schweitzer-Mauduit International, Inc.	4,020	252,938
Wausau Paper Corp.	16,221	139,663

Total Forest Products & Paper		3,037,256

Gas - 1.0%
Chesapeake Utilities Corp.	6,966	289,228
Laclede Group, Inc. (The)	22,633	827,010
Northwest Natural Gas Co.	22,738	1,056,635

Total Gas		2,172,873

Hand/Machine Tools - 0.1%
Franklin Electric Co., Inc.	7,044	274,152

Healthcare-Products - 0.7%
Atrion Corp.	440	78,963
Cantel Medical Corp.	2,026	47,408
Female Health Co. (The)	21,194	120,594
Invacare Corp.	1,351	40,746
Meridian Bioscience, Inc.(a)	29,953	693,712
West Pharmaceutical Services, Inc.(a)	12,577	518,172
Young Innovations, Inc.	927	29,673

Total Healthcare-Products		1,529,268

Healthcare-Services - 0.2%
America Service Group, Inc.	3,464	52,445
Ensign Group, Inc. (The)	4,222	105,001
National Healthcare Corp.	7,445	344,480

Total Healthcare-Services		501,926

Holding Companies-Diversified - 0.7%
Compass Diversified Holdings	82,698	1,462,928
Primoris Services Corp.	11,634	110,988
Resource America, Inc. Class A	7,874	53,937

Total Holding Companies-Diversified		1,627,853

Home Builders - 0.9%
KB Home	40,826	550,743
Lennar Corp. Class B	8,054	125,401
MDC Holdings, Inc.	40,194	1,156,381
Ryland Group, Inc.(a)	7,520	128,065
Skyline Corp.	5,836	152,203

Total Home Builders		2,112,793

Home Furnishings - 0.2%
American Woodmark Corp.(a)	5,047	123,853
Ethan Allen Interiors, Inc.*	6,872	137,509
Flexsteel Industries	2,601	45,986
Hooker Furniture Corp.	7,718	109,055
Kimball International, Inc. Class B	18,324	126,436

Total Home Furnishings		542,839

Household Products/Wares - 0.7%
American Greetings Corp. Class A	21,763	482,268

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds 26

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2010

Investments	Shares	Value
Blyth, Inc.	1,061	$36,583
CSS Industries, Inc.	6,487	133,697
Ennis, Inc.	20,521	350,909
Oil-Dri Corp. of America	3,426	73,625
WD-40 Co.	10,075	405,821

Total Household Products/Wares		1,482,903

Insurance - 4.9%
American Equity Investment Life Holding Co.	10,772	135,189
Amtrust Financial Services, Inc.(a)	24,676	431,830
Baldwin & Lyons, Inc. Class B	11,095	261,065
Delphi Financial Group, Inc. Class A	17,062	492,068
Donegal Group, Inc. Class A	13,052	188,993
Eastern Insurance Holdings, Inc.(a)	4,826	57,478
EMC Insurance Group, Inc.(a)	9,690	219,382
Employers Holdings, Inc.(a)	12,974	226,786
FBL Financial Group, Inc. Class A	5,953	170,673
First American Financial Corp.*	37,820	565,031
First Mercury Financial Corp.	2,645	43,378
Harleysville Group, Inc.	23,884	877,498
Horace Mann Educators Corp.	15,981	288,297
Infinity Property & Casualty Corp.	2,656	164,141
Kansas City Life Insurance Co.	8,596	283,926
Life Partners Holdings, Inc.(a)	17,072	326,587
Meadowbrook Insurance Group, Inc.	19,976	204,754
Mercer Insurance Group, Inc.	2,291	64,125
National Interstate Corp.(a)	6,759	144,643
National Western Life Insurance Co. Class A	164	27,342
Presidential Life Corp.	17,276	171,551
Radian Group, Inc.	3,860	31,150
RLI Corp.(a)	10,562	555,244
Safety Insurance Group, Inc.	14,593	694,189
SeaBright Holdings, Inc.	10,874	100,258
Selective Insurance Group, Inc.	35,442	643,272
State Auto Financial Corp.	30,910	538,452
Stewart Information Services Corp.(a)	1,810	20,869
Symetra Financial Corp.	39,840	545,808
Tower Group, Inc.(a)	18,091	462,768
United Fire & Casualty Co.	16,311	364,062
Unitrin, Inc.	48,886	1,199,662
Universal Insurance Holdings, Inc.	74,350	362,084

Total Insurance		10,862,555

Internet - 1.2%
Earthlink, Inc.	173,264	1,490,070
Keynote Systems, Inc.	5,631	82,325
Nutrisystem, Inc.(a)	20,102	422,745
United Online, Inc.	117,998	778,787

Total Internet		2,773,927

Investment Companies - 6.9%
Arlington Asset Investment Corp. Class A	15,971	383,144
BlackRock Kelso Capital Corp.(a)	177,785	1,966,302
Capital Southwest Corp.	652	67,678
Fifth Street Finance Corp.	139,785	1,696,990
Gladstone Capital Corp.	34,778	400,642
Gladstone Investment Corp.	32,096	245,534
Golub Capital BDC, Inc.*	29,759	509,474
Hercules Technology Growth Capital, Inc.	65,884	682,558
Kohlberg Capital Corp.(a)	51,216	356,975
Main Street Capital Corp.(a)	36,663	666,900
MCG Capital Corp.(a)	137,877	961,003
Medallion Financial Corp.	28,894	236,931
MVC Capital, Inc.	18,183	265,472
NGP Capital Resources Co.	37,216	342,387

Investments	Shares	Value
PennantPark Investment Corp.	71,824	$879,126
Prospect Capital Corp.(a)	222,775	2,405,970
Solar Capital Ltd.*	79,246	1,963,716
THL Credit, Inc.	13,474	175,297
TICC Capital Corp.	54,966	616,169
Triangle Capital Corp.	30,778	584,782

Total Investment Companies		15,407,050

Iron/Steel - 0.3%
AK Steel Holding Corp.(a)	34,206	559,952
Schnitzer Steel Industries, Inc. Class A	589	39,104

Total Iron/Steel		599,056

Leisure Time - 0.1%
Ambassadors Group, Inc.	9,188	105,662
Brunswick Corp.	5,755	107,849
Callaway Golf Co.(a)	7,421	59,887

Total Leisure Time		273,398

Lodging - 0.3%
Ameristar Casinos, Inc.	33,899	529,841
Marcus Corp.	11,507	152,698

Total Lodging		682,539

Machinery-Diversified - 1.5%
Alamo Group, Inc.	2,481	69,022
Albany International Corp. Class A	12,926	306,217
Applied Industrial Technologies, Inc.	20,991	681,788
Briggs & Stratton Corp.	25,778	507,569
Cascade Corp.	2,151	101,699
Cognex Corp.	9,496	279,372
Gorman-Rupp Co. (The)	4,436	143,372
Lindsay Corp.(a)	1,451	86,233
Manitowoc Co., Inc. (The)	19,412	254,491
NACCO Industries, Inc. Class A	2,960	320,775
Robbins & Myers, Inc.(a)	3,701	132,422
Tennant Co.(a)	7,732	296,986
Twin Disc, Inc.	2,862	85,459

Total Machinery-Diversified		3,265,405

Media - 1.2%
CBS Corp. Class A	12,469	237,285
Courier Corp.	16,242	252,076
Meredith Corp.(a)	21,716	752,459
PRIMEDIA, Inc.	55,684	233,873
Scholastic Corp.	7,913	233,750
Value Line, Inc.	12,324	178,082
World Wrestling Entertainment, Inc. Class A(a)	63,026	897,490

Total Media		2,785,015

Metal Fabricate/Hardware - 1.2%
Ampco-Pittsburgh Corp.	5,840	163,812
CIRCOR International, Inc.	1,388	58,685
Dynamic Materials Corp.	2,271	51,257
Haynes International, Inc.	5,453	228,099
Kaydon Corp.	14,821	603,511
Lawson Products, Inc.	2,534	63,071
Mueller Industries, Inc.	10,663	348,680
Mueller Water Products, Inc. Class A	62,838	262,034
Olympic Steel, Inc.	656	18,814
Sun Hydraulics Corp.	4,015	151,767
Worthington Industries, Inc.	38,795	713,828

Total Metal Fabricate/Hardware		2,663,558

Mining - 0.5%
AMCOL International Corp.	16,964	525,884
Globe Specialty Metals, Inc.	14,196	242,609

See Notes to Schedule of Investments.

27 WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2010

Investments	Shares	Value
Kaiser Aluminum Corp.(a)	8,653	$433,429

Total Mining		1,201,922

Miscellaneous Manufacturing - 2.1%
A.O. Smith Corp.	11,795	449,154
Ameron International Corp.	3,087	235,754
AZZ, Inc.	7,173	286,992
Barnes Group, Inc.(a)	19,610	405,339
Brink’s Co. (The)	15,929	428,172
Chase Corp.	4,447	72,486
ESCO Technologies, Inc.	5,197	196,654
Federal Signal Corp.	52,429	359,663
John Bean Technologies Corp.	9,054	182,257
Koppers Holdings, Inc.	12,417	444,280
Matthews International Corp. Class A	6,204	217,016
Myers Industries, Inc.	20,088	195,657
NL Industries, Inc.(a)	48,389	540,021
Raven Industries, Inc.	5,617	267,875
Standex International Corp.	2,296	68,673
Sturm Ruger & Co., Inc.	8,958	136,968
Tredegar Corp.	6,085	117,927

Total Miscellaneous Manufacturing		4,604,888

Office Furnishings - 0.7%
Herman Miller, Inc.	5,030	127,259
HNI Corp.(a)	28,781	897,967
Interface, Inc. Class A	6,358	99,503
Knoll, Inc.	5,737	95,980
Steelcase, Inc. Class A	31,542	333,399

Total Office Furnishings		1,554,108

Oil & Gas - 0.4%
Alon USA Energy, Inc.(a)	36,888	220,590
Delek US Holdings, Inc.	25,626	186,557
Houston American Energy Corp.	909	16,444
Panhandle Oil and Gas, Inc. Class A	2,067	56,677
Penn Virginia Corp.(a)	13,291	223,555
W&T Offshore, Inc.(a)	16,119	288,047

Total Oil & Gas		991,870

Oil & Gas Services - 0.0%
Gulf Island Fabrication, Inc.	568	16,006

Packaging & Containers - 1.0%
Greif, Inc. Class A	15,244	943,604
Greif, Inc. Class B	21,216	1,294,176

Total Packaging & Containers		2,237,780

Pipelines - 0.1%
Crosstex Energy, Inc.*	32,807	290,670

Real Estate - 0.0%
Consolidated-Tomoka Land Co.	200	5,780

REITS - 17.4%
Acadia Realty Trust	37,021	675,263
Agree Realty Corp.	17,142	448,949
Associated Estates Realty Corp.	42,963	656,904
Brandywine Realty Trust(a)	177,369	2,066,349
CapLease, Inc.	52,959	308,221
Cedar Shopping Centers, Inc.	86,382	543,343
Chatham Lodging Trust*	8,385	144,641
Chesapeake Lodging Trust*	17,386	327,031
Cogdell Spencer, Inc.	77,654	450,393
Colonial Properties Trust	61,758	1,114,732
Cousins Properties, Inc.	35,398	295,219
DCT Industrial Trust, Inc.	273,147	1,450,411
DuPont Fabros Technology, Inc.	30,849	656,158
EastGroup Properties, Inc.	30,887	1,307,138

Investments	Shares	Value
Education Realty Trust, Inc.	37,243	$289,378
Excel Trust, Inc.*	13,418	162,358
Extra Space Storage, Inc.	47,750	830,850
First Potomac Realty Trust	59,575	1,002,052
Franklin Street Properties Corp.(a)	105,779	1,507,351
Getty Realty Corp.(a)	43,957	1,374,975
Gladstone Commercial Corp.	15,968	300,677
Glimcher Realty Trust(a)	98,995	831,558
Government Properties Income Trust	58,510	1,567,483
Healthcare Realty Trust, Inc.	87,294	1,848,014
Hersha Hospitality Trust	119,991	791,941
Hudson Pacific Properties, Inc.*	12,479	187,809
Inland Real Estate Corp.(a)	137,383	1,208,970
Investors Real Estate Trust	135,933	1,219,319
Kite Realty Group Trust	66,574	360,165
Lexington Realty Trust(a)	174,882	1,390,312
LTC Properties, Inc.	37,359	1,049,041
Medical Properties Trust, Inc.	199,639	2,162,090
Mission West Properties, Inc.	44,762	299,458
Monmouth Real Estate Investment Corp. Class A	55,186	469,081
National Health Investors, Inc.	35,909	1,616,623
One Liberty Properties, Inc.	17,737	296,208
Parkway Properties, Inc.	9,008	157,820
Pennsylvania Real Estate Investment Trust	55,002	799,179
PS Business Parks, Inc.	18,425	1,026,641
Ramco-Gershenson Properties Trust	48,623	605,356
Retail Opportunity Investments Corp.	22,825	226,196
Saul Centers, Inc.	13,427	635,768
Sovran Self Storage, Inc.(a)	31,378	1,155,024
Sun Communities, Inc.	34,103	1,135,971
UMH Properties, Inc.	22,423	228,715
Universal Health Realty Income Trust	19,105	697,906
Urstadt Biddle Properties, Inc. Class A	24,443	475,416
U-Store-It Trust	24,557	234,028
Winthrop Realty Trust	31,453	402,284

Total REITS		38,990,769

Retail - 3.3%
Barnes & Noble, Inc.	92,121	1,303,512
bebe Stores, Inc.	31,260	186,310
Big 5 Sporting Goods Corp.(a)	6,868	104,874
Bob Evans Farms, Inc.	16,305	537,413
Brown Shoe Co., Inc.	19,718	274,672
Casey’s General Stores, Inc.	10,992	467,270
Cash America International, Inc.	2,518	92,990
Cato Corp. (The) Class A	16,733	458,652
Christopher & Banks Corp.	36,593	225,047
Cracker Barrel Old Country Store, Inc.	8,446	462,587
Finish Line, Inc. (The) Class A	10,384	178,501
Fred’s, Inc. Class A	10,327	142,099
Frisch’s Restaurants, Inc.	3,419	76,312
Gaiam, Inc. Class A*	7,866	60,568
Group 1 Automotive, Inc.	5,085	212,350
HOT Topic, Inc.	45,470	285,097
Lithia Motors, Inc. Class A	7,680	109,747
Men’s Wearhouse, Inc. (The)(a)	17,602	439,698
PEP Boys-Manny, Moe & Jack	10,731	144,117
PetMed Express, Inc.(a)	14,185	252,635
PF Chang’s China Bistro, Inc.	8,627	418,064
Pricesmart, Inc.	9,154	348,127
Regis Corp.	11,526	191,332
Sonic Automotive, Inc. Class A	6,955	92,084
Stage Stores, Inc.	15,601	270,521

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds 28

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2010

Investments	Shares	Value
Winmark Corp.	272	$9,150

Total Retail		7,343,729

Savings & Loans - 3.7%
Abington Bancorp, Inc.	9,493	113,252
Astoria Financial Corp.(a)	87,589	1,218,363
BankFinancial Corp.	14,069	137,173
Berkshire Hills Bancorp, Inc.(a)	9,810	216,801
Brookline Bancorp, Inc.(a)	43,238	469,132
Clifton Savings Bancorp, Inc.(a)	14,419	155,870
Danvers Bancorp, Inc.	4,739	83,738
Dime Community Bancshares, Inc.	29,988	437,525
ESB Financial Corp.	6,733	109,344
ESSA Bancorp, Inc.	5,200	68,744
First Financial Holdings, Inc.	6,459	74,343
Flushing Financial Corp.	26,555	371,770
Home Federal Bancorp, Inc.	6,530	80,123
Kearny Financial Corp.	36,227	311,552
NewAlliance Bancshares, Inc.	46,675	699,192
Northfield Bancorp, Inc.	15,276	203,476
Northwest Bancshares, Inc.	89,238	1,049,439
OceanFirst Financial Corp.(a)	16,190	208,365
Oritani Financial Corp.	42,826	524,190
Provident Financial Services, Inc.(a)	41,971	635,021
Provident New York Bancorp	20,478	214,814
Rockville Financial, Inc.	10,625	129,838
Roma Financial Corp.	23,301	246,991
Territorial Bancorp, Inc.	3,879	77,231
United Financial Bancorp, Inc.	7,890	120,480
Viewpoint Financial Group	11,467	134,049
Westfield Financial, Inc.	17,261	159,664
WSFS Financial Corp.	2,018	95,734

Total Savings & Loans		8,346,214

Semiconductors - 0.2%
Cohu, Inc.	8,143	135,011
Micrel, Inc.	15,008	194,954
Power Integrations, Inc.	3,174	127,404
Richardson Electronics Ltd.	2,465	28,816

Total Semiconductors		486,185

Software - 0.9%
American Software, Inc. Class A	28,616	193,730
Blackbaud, Inc.(a)	15,882	411,344
Computer Programs & Systems, Inc.	7,466	349,707
EPIQ Systems, Inc.	8,485	116,499
Fair Isaac Corp.(a)	3,090	72,213
Opnet Technologies, Inc.	7,776	208,164
Pegasystems, Inc.	3,048	111,648
Qad, Inc. Class A*	4,434	40,349
Qad, Inc. Class B*	1,108	11,014
Renaissance Learning, Inc.	16,934	200,499
Schawk, Inc.	9,503	195,572

Total Software		1,910,739

Telecommunications - 2.3%
Alaska Communications Systems Group, Inc.	78,542	871,816
Applied Signal Technology, Inc.	4,465	169,179
Atlantic Tele-Network, Inc.(a)	8,702	333,635
Black Box Corp.	2,525	96,682
Communications Systems, Inc.	8,210	114,447
Comtech Telecommunications Corp.	23,009	638,040
Consolidated Communications Holdings, Inc.	57,262	1,105,157
HickoryTech Corp.	17,523	168,221
IDT Corp. Class B	10,968	281,329

Investments	Shares	Value
NTELOS Holdings Corp.	56,206	$1,070,724
Preformed Line Products Co.(a)	1,837	107,510
Shenandoah Telecommunications Co.	9,193	172,185
Tessco Technologies, Inc.	4,345	69,303
USA Mobility, Inc.	1,088	19,334

Total Telecommunications		5,217,562

Textiles - 0.1%
G&K Services, Inc. Class A	5,328	164,688
UniFirst Corp.	1,019	56,096

Total Textiles		220,784

Transportation - 1.5%
Alexander & Baldwin, Inc.(a)	30,972	1,239,809
Arkansas Best Corp.	2,698	73,979
Forward Air Corp.(a)	6,379	181,036
Heartland Express, Inc.	10,256	164,301
Horizon Lines, Inc. Class A	33,507	146,426
International Shipholding Corp.	9,572	243,129
Marten Transport Ltd.	1,819	38,890
Overseas Shipholding Group, Inc.(a)	34,274	1,213,985

Total Transportation		3,301,555

Trucking & Leasing - 0.5%
TAL International Group, Inc.	36,401	1,123,699

Water - 0.9%
American States Water Co.	12,747	439,389
Artesian Resources Corp. Class A	6,120	115,974
California Water Service Group	14,802	551,671
Connecticut Water Service, Inc.	6,738	187,855
Middlesex Water Co.	13,690	251,212
Pennichuck Corp.	2,820	77,155
SJW Corp.	10,608	280,794
York Water Co.(a)	8,521	147,328

Total Water		2,051,378

TOTAL COMMON STOCKS (Cost: $201,892,780)		221,573,181

	Principal Amount
CORPORATE BOND - 0.0%
Divesified Financial Services - 0.0%
GAMCO Investors, Inc.** 0.00%, 12/31/15 (Cost: $1,616)	$1,600	1,600

	Shares
EXCHANGE-TRADED FUND - 0.9%
WisdomTree MidCap Dividend Fund (b) (Cost: $1,848,046)	39,696	2,012,587

SHORT-TERM INVESTMENT - 0.3%
MONEY MARKET FUND - 0.3%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $536,959)	536,959	536,959

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 17.0%

MONEY MARKET FUND - 17.0%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(d) (Cost: $38,148,000)(e)	38,148,000	38,148,000

TOTAL INVESTMENTS IN SECURITIES - 117.0% (Cost: $242,427,401)(f)		262,272,327
Liabilities in Excess of Other Assets - (17.0)%		(38,046,115)

NET ASSETS - 100.0%		$224,226,212

See Notes to Schedule of Investments.

29 WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2010

*	Non-income producing security.

**	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(a)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).

(b)	Affiliated companies (See Note 4).

(c)	Rate shown represents annualized 7-day yield as of December 31, 2010.

(d)	Interest rate shown reflects yield as of December 31, 2010.

(e)	At December 31, 2010, the total market value of the Fund’s securities on loan was $36,944,215 and the total market value of the collateral held by the Fund was $38,148,000.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds 30

Schedule of Investments (unaudited)

WisdomTree Total Earnings Fund (EXT)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 98.9%

Aerospace & Defense - 2.8%
AAR Corp.*	270	$7,417
Alliant Techsystems, Inc.*	203	15,109
BE Aerospace, Inc.*	178	6,591
Boeing Co. (The)	2,860	186,644
Ceradyne, Inc.*	234	7,378
Cubic Corp.	234	11,033
Curtiss-Wright Corp.	177	5,876
Esterline Technologies Corp.*	136	9,328
General Dynamics Corp.	2,119	150,364
Goodrich Corp.	390	34,347
HEICO Corp.(a)	52	2,654
Hexcel Corp.*	641	11,596
Honeywell International, Inc.	2,041	108,500
ITT Corp.	670	34,914
L-3 Communications Holdings, Inc.	818	57,661
Lockheed Martin Corp.	2,171	151,775
Moog, Inc. Class A*	183	7,283
National Presto Industries, Inc.	91	11,831
Northrop Grumman Corp.	1,808	117,122
Orbital Sciences Corp.*	227	3,889
Precision Castparts Corp.	407	56,658
Raytheon Co.	2,407	111,540
Rockwell Collins, Inc.	520	30,295
Spirit Aerosystems Holdings, Inc. Class A*	684	14,234
Teledyne Technologies, Inc.*	136	5,980
TransDigm Group, Inc.*	104	7,489
Triumph Group, Inc.	116	10,372
United Technologies Corp.	3,183	250,566

Total Aerospace & Defense		1,428,446

Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc.*	166	9,268
C.H. Robinson Worldwide, Inc.	292	23,416
Expeditors International of Washington, Inc.	350	19,110
FedEx Corp.	539	50,132
Forward Air Corp.	111	3,150
HUB Group, Inc. Class A*	139	4,885
United Parcel Service, Inc. Class B	2,461	178,619

Total Air Freight & Logistics		288,580

Airlines - 0.3%
Alaska Air Group, Inc.*	195	11,055
Allegiant Travel Co.	189	9,306
Delta Air Lines, Inc.*	3,285	41,391
Hawaiian Holdings, Inc.*	1,231	9,651
JetBlue Airways Corp.*	1,073	7,092
Republic Airways Holdings, Inc.*	454	3,323
Skywest, Inc.	342	5,342
Southwest Airlines Co.	2,141	27,790
United Continental Holdings, Inc.*	835	19,890
US Airways Group, Inc.*	2,259	22,613

Total Airlines		157,453

Auto Components - 0.4%
BorgWarner, Inc.*	228	16,498
Cooper Tire & Rubber Co.	298	7,027
Federal-Mogul Corp.*	473	9,767
Gentex Corp.	192	5,675
Goodyear Tire & Rubber Co. (The)*	574	6,802
Johnson Controls, Inc.	2,258	86,256
Lear Corp.*	505	49,849
TRW Automotive Holdings Corp.*	880	46,376

Total Auto Components		228,250

Investments	Shares	Value
Automobiles - 0.9%
Ford Motor Co.*	24,900	$418,071
Harley-Davidson, Inc.	318	11,025
Thor Industries, Inc.	210	7,132

Total Automobiles		436,228

Beverages - 1.9%
Brown-Forman Corp. Class B	374	26,038
Coca-Cola Bottling Co. Consolidated	163	9,059
Coca-Cola Co. (The)	7,188	472,755
Coca-Cola Enterprises, Inc.	735	18,397
Constellation Brands, Inc. Class A*	550	12,182
Dr. Pepper Snapple Group, Inc.	879	30,906
Hansen Natural Corp.*	271	14,168
Molson Coors Brewing Co. Class B	842	42,260
PepsiCo, Inc.	5,284	345,204

Total Beverages		970,969

Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc.*	240	19,332
Amgen, Inc.*	5,010	275,049
Ariad Pharmaceuticals, Inc.*	1,585	8,083
Biogen Idec, Inc.*	995	66,715
BioMarin Pharmaceutical, Inc.*	494	13,303
Celgene Corp.*	987	58,371
Cephalon, Inc.*(a)	373	23,022
Cubist Pharmaceuticals, Inc.*	288	6,163
Emergent Biosolutions, Inc.*	143	3,355
Gilead Sciences, Inc.*	5,071	183,773
Martek Biosciences Corp.*	121	3,787
Myriad Genetics, Inc.*	509	11,626
PDL BioPharma, Inc.	2,860	17,818
Talecris Biotherapeutics Holdings Corp.	475	11,068

Total Biotechnology		701,465

Building Products - 0.2%
A.O. Smith Corp.	241	9,177
Ameron International Corp.	63	4,811
Apogee Enterprises, Inc.	340	4,580
Owens Corning*	2,087	65,010
Simpson Manufacturing Co., Inc.	138	4,266

Total Building Products		87,844

Capital Markets - 3.5%
American Capital Ltd.*	5,932	44,846
Ameriprise Financial, Inc.	1,194	68,715
Ares Capital Corp.	2,240	36,915
Bank of New York Mellon Corp. (The)	5,387	162,687
BlackRock Kelso Capital Corp.	533	5,895
BlackRock, Inc.	546	104,057
Charles Schwab Corp. (The)	2,275	38,925
Eaton Vance Corp.	435	13,150
Federated Investors, Inc. Class B(a)	481	12,588
Franklin Resources, Inc.	773	85,965
GAMCO Investors, Inc. Class A	133	6,385
GFI Group, Inc.(a)	1,261	5,914
Gleacher & Co., Inc.*	1,801	4,268
Goldman Sachs Group, Inc. (The)	4,030	677,685
Greenhill & Co., Inc.	72	5,881
Investment Technology Group, Inc.*	250	4,093
Janus Capital Group, Inc.	756	9,805
Jefferies Group, Inc.(a)	497	13,235
Knight Capital Group, Inc. Class A*	589	8,122
Legg Mason, Inc.	400	14,508
Morgan Stanley	5,816	158,253
Northern Trust Corp.	797	44,162

See Notes to Schedule of Investments.

1 WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2010

Investments	Shares	Value
optionsXpress Holdings, Inc.	372	$5,829
Prospect Capital Corp.(a)	304	3,283
Raymond James Financial, Inc.	548	17,920
SEI Investments Co.	520	12,371
Solar Capital Ltd.*	398	9,863
State Street Corp.	2,660	123,264
T. Rowe Price Group, Inc.	622	40,144
TD Ameritrade Holding Corp.*	1,947	36,974
Waddell & Reed Financial, Inc. Class A	158	5,576

Total Capital Markets		1,781,278

Chemicals - 2.0%
Air Products & Chemicals, Inc.	693	63,028
Airgas, Inc.	211	13,179
Albemarle Corp.	271	15,116
Arch Chemicals, Inc.	140	5,310
Ashland, Inc.	308	15,665
Balchem Corp.	87	2,942
Cabot Corp.	225	8,471
Celanese Corp. Class A	480	19,762
CF Industries Holdings, Inc.	94	12,704
Cytec Industries, Inc.	112	5,943
Dow Chemical Co. (The)	2,608	89,037
E.I. Du Pont de Nemours & Co.	3,281	163,656
Eastman Chemical Co.	284	23,879
Ecolab, Inc.	520	26,218
FMC Corp.	272	21,730
H.B. Fuller Co.	317	6,505
Innophos Holdings, Inc.	55	1,984
International Flavors & Fragrances, Inc.	316	17,566
Intrepid Potash, Inc.*	46	1,715
Koppers Holdings, Inc.	186	6,655
Lubrizol Corp.	406	43,393
Monsanto Co.	1,048	72,983
Mosaic Co. (The)	923	70,480
Nalco Holding Co.	324	10,349
NewMarket Corp.	131	16,161
Olin Corp.	430	8,824
PPG Industries, Inc.	565	47,500
Praxair, Inc.	921	87,928
Rockwood Holdings, Inc.*	206	8,059
RPM International, Inc.	776	17,150
Scotts Miracle-Gro Co. (The) Class A	316	16,043
Sensient Technologies Corp.	188	6,905
Sherwin-Williams Co. (The)	353	29,564
Sigma-Aldrich Corp.	358	23,829
Stepan Co.	139	10,602
Valspar Corp.	362	12,482
W.R. Grace & Co.*	371	13,033
Westlake Chemical Corp.	215	9,346

Total Chemicals		1,025,696

Commercial Banks - 2.9%
Bancfirst Corp.	71	2,925
BancorpSouth, Inc.	321	5,120
Bank of Hawaii Corp.(a)	211	9,961
Bank of the Ozarks, Inc.	111	4,812
BB&T Corp.	1,911	50,240
BOK Financial Corp.	387	20,666
Camden National Corp.	279	10,108
CIT Group, Inc.*	5,080	239,268
City National Corp.	158	9,695
Commerce Bancshares, Inc.	460	18,276
Community Bank System, Inc.(a)	159	4,415
Community Trust Bancorp, Inc.(a)	101	2,925
Cullen/Frost Bankers, Inc.	204	12,469

Investments	Shares	Value
CVB Financial Corp.(a)	413	$3,581
First Citizens BancShares, Inc. Class A	42	7,940
First Financial Bancorp(a)	236	4,361
First Financial Bankshares, Inc.(a)	86	4,401
FirstMerit Corp.	322	6,372
FNB Corp.(a)	361	3,545
Fulton Financial Corp.	709	7,331
Glacier Bancorp, Inc.(a)	247	3,732
Hancock Holding Co.	114	3,974
Iberiabank Corp.	115	6,800
International Bancshares Corp.	438	8,773
M&T Bank Corp.	452	39,347
NBT Bancorp, Inc.	154	3,719
Old National Bancorp	298	3,543
Park National Corp.	69	5,014
PNC Financial Services Group, Inc.	2,199	133,523
Prosperity Bancshares, Inc.	166	6,521
Republic Bancorp, Inc. Class A	476	11,305
S&T Bancorp, Inc.	117	2,643
Simmons First National Corp. Class A	341	9,719
Susquehanna Bancshares, Inc.	318	3,078
SVB Financial Group*	206	10,928
TCF Financial Corp.	635	9,404
Tompkins Financial Corp.	241	9,438
Trustmark Corp.	248	6,160
U.S. Bancorp	6,964	187,819
UMB Financial Corp.(a)	116	4,805
United Bankshares, Inc.	160	4,672
Valley National Bancorp	364	5,205
Wells Fargo & Co.	18,124	561,663
Westamerica Bancorp.	91	5,048

Total Commercial Banks		1,475,244

Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	208	5,470
Avery Dennison Corp.	348	14,734
Brink’s Co. (The)	388	10,429
Cintas Corp.	550	15,378
Clean Harbors, Inc.*	72	6,054
Consolidated Graphics, Inc.*	166	8,039
Copart, Inc.*	273	10,197
Corrections Corp. of America*	419	10,500
Covanta Holding Corp.(a)	350	6,017
Deluxe Corp.(a)	436	10,037
Ennis, Inc.	619	10,585
Geo Group, Inc. (The)*	138	3,403
Herman Miller, Inc.	66	1,670
HNI Corp.	277	8,642
Iron Mountain, Inc.	646	16,156
Knoll, Inc.	505	8,449
M&F Worldwide Corp.*	232	5,359
McGrath Rentcorp	74	1,940
Mine Safety Appliances Co.	154	4,794
Pitney Bowes, Inc.(a)	1,118	27,033
Republic Services, Inc.	818	24,426
Rollins, Inc.	406	8,019
Stericycle, Inc.*	156	12,624
SYKES Enterprises, Inc.*	246	4,984
Tetra Tech, Inc.*	184	4,611
UniFirst Corp.	121	6,661
United Stationers, Inc.*	163	10,401
Waste Connections, Inc.*	301	8,287
Waste Management, Inc.	1,604	59,139

Total Commercial Services & Supplies		324,038

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds 2

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2010

Investments	Shares	Value
Communications Equipment - 1.6%
ADTRAN, Inc.	327	$11,841
Arris Group, Inc.*	503	5,644
Black Box Corp.	113	4,327
Cisco Systems, Inc.*	24,726	500,207
Comtech Telecommunications Corp.	109	3,023
F5 Networks, Inc.*	75	9,762
Harris Corp.	749	33,930
InterDigital, Inc.*	264	10,993
Juniper Networks, Inc.*	827	30,533
Loral Space & Communications, Inc.*	135	10,327
Plantronics, Inc.	175	6,513
Polycom, Inc.*(a)	80	3,118
QUALCOMM, Inc.	3,861	191,081
Tekelec*	292	3,478
Tellabs, Inc.	1,675	11,356

Total Communications Equipment		836,133

Computers & Peripherals - 3.7%
Apple, Inc.*	2,691	868,009
Dell, Inc.*	9,921	134,430
Diebold, Inc.	224	7,179
EMC Corp.*	4,664	106,806
Hewlett-Packard Co.	13,172	554,541
Lexmark International, Inc. Class A*	584	20,335
NCR Corp.*	617	9,483
NetApp, Inc.*	713	39,186
QLogic Corp.*	524	8,918
SanDisk Corp.*	1,454	72,496
Synaptics, Inc.*	339	9,960
Western Digital Corp.*	2,435	82,547

Total Computers & Peripherals		1,913,890

Construction & Engineering - 0.3%
Aecom Technology Corp.*	594	16,614
EMCOR Group, Inc.*	80	2,318
Fluor Corp.	449	29,751
Jacobs Engineering Group, Inc.*	409	18,753
KBR, Inc.	769	23,431
MasTec, Inc.*	394	5,748
Quanta Services, Inc.*	828	16,494
Tutor Perini Corp.*	332	7,108
URS Corp.*	455	18,933

Total Construction & Engineering		139,150

Construction Materials - 0.0%
Martin Marietta Materials, Inc.	91	8,394

Consumer Finance - 1.0%
Advance America, Cash Advance Centers, Inc.	1,510	8,516
American Express Co.	4,112	176,487
Capital One Financial Corp.	4,080	173,645
Cash America International, Inc.	177	6,536
Credit Acceptance Corp.*	251	15,755
Discover Financial Services	1,191	22,069
Dollar Financial Corp.*(a)	317	9,076
Ezcorp, Inc. Class A*	205	5,562
First Cash Financial Services, Inc.*	97	3,006
Nelnet, Inc. Class A(a)	517	12,248
SLM Corp.*	4,098	51,594
World Acceptance Corp.*	159	8,395

Total Consumer Finance		492,889

Containers & Packaging - 0.4%
Aptargroup, Inc.	205	9,752

Investments	Shares	Value
Ball Corp.	505	$34,365
Bemis Co., Inc.	297	9,700
Boise, Inc.*	1,738	13,782
Crown Holdings, Inc.*	670	22,364
Greif, Inc. Class A	70	4,333
Owens-Illinois, Inc.*	317	9,732
Packaging Corp. of America	501	12,946
Rock-Tenn Co. Class A	326	17,588
Sealed Air Corp.	965	24,559
Silgan Holdings, Inc.	249	8,917
Sonoco Products Co.	252	8,485
Temple-Inland, Inc.	551	11,703

Total Containers & Packaging		188,226

Distributors - 0.1%
Core-Mark Holding Co., Inc.*(a)	71	2,527
Genuine Parts Co.	531	27,261
LKQ Corp.*	526	11,951
Pool Corp.	229	5,162

Total Distributors		46,901

Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A*	1,341	52,956
Bridgepoint Education, Inc.*	427	8,113
Career Education Corp.*	806	16,708
Corinthian Colleges, Inc.*	646	3,366
DeVry, Inc.	294	14,106
Education Management Corp.*(a)	904	16,362
H&R Block, Inc.	2,061	24,547
Hillenbrand, Inc.	462	9,614
ITT Educational Services, Inc.*	375	23,884
Lincoln Educational Services Corp.*	443	6,871
Matthews International Corp. Class A	112	3,918
Pre-Paid Legal Services, Inc.*	88	5,302
Regis Corp.	322	5,345
Service Corp. International	2,103	17,350
Sotheby’s	165	7,425
Strayer Education, Inc.(a)	23	3,501
Weight Watchers International, Inc.(a)	267	10,010

Total Diversified Consumer Services		229,378

Diversified Financial Services - 2.7%
Bank of America Corp.	13,257	176,848
CBOE Holdings, Inc.*	387	8,847
Citigroup, Inc.*	9,829	46,491
CME Group, Inc.	201	64,672
Interactive Brokers Group, Inc. Class A*	520	9,266
IntercontinentalExchange, Inc.*	254	30,264
JPMorgan Chase & Co.	21,919	929,804
Leucadia National Corp.*	365	10,651
Moody’s Corp.	1,301	34,529
MSCI, Inc. Class A*	129	5,026
NASDAQ OMX Group, Inc. (The)*	1,264	29,970
NYSE Euronext	1,283	38,464
Portfolio Recovery Associates, Inc.*	56	4,211

Total Diversified Financial Services		1,389,043

Diversified Telecommunication Services - 2.9%
AboveNet, Inc.*	298	17,421
AT&T, Inc.	41,585	1,221,767
CenturyLink, Inc.	1,313	60,621
Cincinnati Bell, Inc.*	1,031	2,887
Frontier Communications Corp.	714	6,947
Qwest Communications International, Inc.	916	6,971
tw telecom, inc.*	953	16,249
Verizon Communications, Inc.	3,282	117,430

See Notes to Schedule of Investments. 3 WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2010

Investments	Shares	Value
Windstream Corp.	1,343	$18,721

Total Diversified Telecommunication Services		1,469,014

Electric Utilities - 2.2%
Allegheny Energy, Inc.	990	23,998
ALLETE, Inc.	158	5,887
American Electric Power Co., Inc.	2,353	84,661
Cleco Corp.	491	15,103
DPL, Inc.	727	18,691
Duke Energy Corp.	5,588	99,522
Edison International	2,119	81,794
El Paso Electric Co.*	185	5,093
Entergy Corp.	1,166	82,588
Exelon Corp.	3,915	163,021
FirstEnergy Corp.(a)	1,378	51,014
Great Plains Energy, Inc.	849	16,462
Hawaiian Electric Industries, Inc.	294	6,700
IDACORP, Inc.	183	6,767
ITC Holdings Corp.	133	8,243
MGE Energy, Inc.	115	4,917
NextEra Energy, Inc.	2,335	121,397
Northeast Utilities	891	28,405
NV Energy, Inc.	911	12,800
Pepco Holdings, Inc.	733	13,377
Pinnacle West Capital Corp.	393	16,290
Portland General Electric Co.	252	5,468
PPL Corp.	1,815	47,771
Progress Energy, Inc.	1,240	53,915
Southern Co.	3,254	124,401
UIL Holdings Corp.	117	3,505
Unisource Energy Corp.	292	10,465
Westar Energy, Inc.	419	10,542

Total Electric Utilities		1,122,797

Electrical Equipment - 0.5%
Acuity Brands, Inc.	64	3,691
AMETEK, Inc.	558	21,902
AZZ, Inc.	45	1,801
Baldor Electric Co.	53	3,341
Brady Corp. Class A	281	9,163
Emerson Electric Co.	2,026	115,826
General Cable Corp.*	41	1,439
GrafTech International Ltd.*	360	7,142
Hubbell, Inc. Class B	299	17,979
II-VI, Inc.*	202	9,365
Powell Industries, Inc.*	273	8,976
Regal-Beloit Corp.	188	12,551
Rockwell Automation, Inc.	251	17,999
Roper Industries, Inc.	297	22,700
Thomas & Betts Corp.*	98	4,733
Woodward Governor Co.	293	11,005

Total Electrical Equipment		269,613

Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp. Class A	599	31,615
Anixter International, Inc.	110	6,570
Arrow Electronics, Inc.*	722	24,729
Avnet, Inc.*	772	25,499
AVX Corp.	848	13,085
Benchmark Electronics, Inc.*	369	6,701
Checkpoint Systems, Inc.*	327	6,720
Corning, Inc.	10,801	208,675
Dolby Laboratories, Inc. Class A*	262	17,475
FLIR Systems, Inc.*	686	20,409
Ingram Micro, Inc. Class A*	959	18,307
Jabil Circuit, Inc.	702	14,103

Investments	Shares	Value
Molex, Inc.(a)	458	$10,406
MTS Systems Corp.	135	5,057
Multi-Fineline Electronix, Inc.*	326	8,636
National Instruments Corp.	251	9,448
Plexus Corp.*	280	8,663
Rofin-Sinar Technologies, Inc.*	184	6,521
Sanmina-SCI Corp.*	617	7,083
Scansource, Inc.*	204	6,508
SYNNEX Corp.*	229	7,145
Tech Data Corp.*	322	14,174
Trimble Navigation Ltd.*	117	4,672
Vishay Intertechnology, Inc.*	1,018	14,944

Total Electronic Equipment, Instruments & Components		497,145

Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc.*	418	15,621
Baker Hughes, Inc.	626	35,788
Bristow Group, Inc.*	166	7,860
Cameron International Corp.*	631	32,011
CARBO Ceramics, Inc.	111	11,493
Diamond Offshore Drilling, Inc.(a)	938	62,724
Dresser-Rand Group, Inc.*	190	8,092
Dril-Quip, Inc.*	133	10,337
FMC Technologies, Inc.*	264	23,472
Gulfmark Offshore, Inc. Class A*	226	6,870
Halliburton Co.	2,191	89,459
Helmerich & Payne, Inc.	354	17,162
Hornbeck Offshore Services, Inc.*	301	6,285
Lufkin Industries, Inc.	35	2,184
National Oilwell Varco, Inc.	1,606	108,003
Oceaneering International, Inc.*	209	15,389
Oil States International, Inc.*	156	9,998
Patterson-UTI Energy, Inc.	458	9,870
Pride International, Inc.*	406	13,398
Rowan Cos., Inc.*	523	18,258
RPC, Inc.	287	5,200
SEACOR Holdings, Inc.*	129	13,041
Tidewater, Inc.	191	10,283
Unit Corp.*	180	8,366
Willbros Group, Inc.*	552	5,421

Total Energy Equipment & Services		546,585

Food & Staples Retailing - 3.1%
BJ’s Wholesale Club, Inc.*	200	9,580
Casey’s General Stores, Inc.	212	9,012
Costco Wholesale Corp.	1,129	81,525
CVS Caremark Corp.	6,396	222,389
Ingles Markets, Inc. Class A	202	3,879
Kroger Co. (The)	2,824	63,145
Pantry, Inc. (The)*	70	1,390
Pricesmart, Inc.	78	2,966
Ruddick Corp.	178	6,558
Safeway, Inc.	1,725	38,795
Spartan Stores, Inc.	87	1,475
Sysco Corp.	2,348	69,031
United Natural Foods, Inc.*	159	5,832
Walgreen Co.	3,530	137,529
Wal-Mart Stores, Inc.	17,138	924,252
Whole Foods Market, Inc.*	302	15,278

Total Food & Staples Retailing		1,592,636

Food Products - 1.8%
Archer-Daniels-Midland Co.	3,543	106,573
Cal-Maine Foods, Inc.	272	8,590
Campbell Soup Co.	1,312	45,592
Chiquita Brands International, Inc.*	235	3,295

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds 4

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2010

Investments	Shares	Value
ConAgra Foods, Inc.	1,725	$38,951
Corn Products International, Inc.	215	9,890
Darling International, Inc.*	777	10,319
Dean Foods Co.*	1,149	10,157
Del Monte Foods Co.	686	12,897
Flowers Foods, Inc.	249	6,701
General Mills, Inc.	2,361	84,028
H.J. Heinz Co.	1,077	53,268
Hershey Co. (The)	852	40,172
Hormel Foods Corp.	442	22,657
J.M. Smucker Co. (The)	543	35,648
Kellogg Co.	1,418	72,431
Kraft Foods, Inc. Class A	5,101	160,733
Lancaster Colony Corp.	119	6,807
McCormick & Co., Inc.	444	20,659
Mead Johnson Nutrition Co.	419	26,083
Pilgrim’s Pride Corp.*	1,090	7,728
Ralcorp Holdings, Inc.*	343	22,298
Sanderson Farms, Inc.	164	6,421
Sara Lee Corp.	1,946	34,074
Seneca Foods Corp. Class A*(a)	390	10,522
TreeHouse Foods, Inc.*	216	11,035
Tyson Foods, Inc. Class A	2,782	47,906

Total Food Products		915,435

Gas Utilities - 0.3%
AGL Resources, Inc.	547	19,610
Atmos Energy Corp.	385	12,012
Energen Corp.	458	22,103
Laclede Group, Inc. (The)	90	3,289
National Fuel Gas Co.	163	10,696
New Jersey Resources Corp.	181	7,803
Nicor, Inc.	182	9,085
Northwest Natural Gas Co.	98	4,554
Oneok, Inc.	526	29,177
Piedmont Natural Gas Co., Inc.	225	6,291
Questar Corp.	820	14,276
South Jersey Industries, Inc.	134	7,078
Southwest Gas Corp.	177	6,491
UGI Corp.	446	14,085
WGL Holdings, Inc.	189	6,760

Total Gas Utilities		173,310

Health Care Equipment & Supplies - 1.7%
Align Technology, Inc.*	507	9,907
American Medical Systems Holdings, Inc.*	483	9,109
Baxter International, Inc.	1,904	96,381
Beckman Coulter, Inc.	179	13,466
Becton Dickinson and Co.	860	72,687
Boston Scientific Corp.*	4,391	33,240
C.R. Bard, Inc.	329	30,192
CareFusion Corp.*	289	7,427
Conmed Corp.*	138	3,647
Cooper Cos., Inc. (The)	235	13,240
Cyberonics, Inc.*	99	3,071
DENTSPLY International, Inc.	689	23,543
Edwards Lifesciences Corp.*	152	12,288
Gen-Probe, Inc.*	120	7,002
Greatbatch, Inc.*	115	2,777
Haemonetics Corp.*	67	4,233
Hill-Rom Holdings, Inc.	208	8,189
Hospira, Inc.*	428	23,835
IDEXX Laboratories, Inc.*	180	12,460
Immucor, Inc.*	183	3,629
Intuitive Surgical, Inc.*	81	20,878
Kinetic Concepts, Inc.*	409	17,129

Investments	Shares	Value
Medtronic, Inc.	4,783	$177,402
ResMed, Inc.*	347	12,020
St. Jude Medical, Inc.*	1,253	53,566
STERIS Corp.	229	8,349
Stryker Corp.	1,429	76,737
Teleflex, Inc.	250	13,453
Varian Medical Systems, Inc.*	330	22,862
West Pharmaceutical Services, Inc.(a)	112	4,614
Zimmer Holdings, Inc.*	963	51,694

Total Health Care Equipment & Supplies		849,027

Health Care Providers & Services - 2.9%
Aetna, Inc.	2,881	87,899
Amedisys, Inc.*	320	10,720
AMERIGROUP Corp.*(a)	453	19,896
AmerisourceBergen Corp.	1,183	40,364
Amsurg Corp.*	155	3,247
Cardinal Health, Inc.	1,351	51,757
Catalyst Health Solutions, Inc.*	165	7,671
Centene Corp.*	249	6,310
Chemed Corp.	113	7,177
CIGNA Corp.	1,761	64,558
Community Health Systems, Inc.*	611	22,833
Coventry Health Care, Inc.*	982	25,925
DaVita, Inc.*	385	26,754
Emergency Medical Services Corp. Class A*	138	8,916
Ensign Group, Inc. (The)	147	3,656
Express Scripts, Inc.*	1,291	69,779
Five Star Quality Care, Inc.*	1,579	11,164
Gentiva Health Services, Inc.*	178	4,735
Hanger Orthopedic Group, Inc.*	142	3,009
Health Management Associates, Inc. Class A*	1,851	17,659
Health Net, Inc.*	461	12,581
Healthsouth Corp.*	480	9,941
Healthspring, Inc.*	410	10,877
Healthways, Inc.*	301	3,359
Henry Schein, Inc.*	319	19,583
Humana, Inc.*	1,392	76,198
Kindred Healthcare, Inc.*	269	4,942
Laboratory Corp. of America Holdings*(a)	403	35,432
Landauer, Inc.	25	1,499
LHC Group, Inc.*	258	7,740
LifePoint Hospitals, Inc.*	315	11,576
Lincare Holdings, Inc.	549	14,730
Magellan Health Services, Inc.*	143	6,761
McKesson Corp.	1,082	76,151
Medco Health Solutions, Inc.*	1,398	85,655
Mednax, Inc.*	204	13,727
Molina Healthcare, Inc.*	207	5,765
National Healthcare Corp.	46	2,128
Omnicare, Inc.	467	11,857
Owens & Minor, Inc.(a)	210	6,180
Patterson Cos., Inc.	478	14,641
PSS World Medical, Inc.*	186	4,204
Quest Diagnostics, Inc.	963	51,973
Triple-S Management Corp. Class B*	551	10,513
UnitedHealth Group, Inc.	7,894	285,052
Universal American Corp.(a)	669	13,681
Universal Health Services, Inc. Class B	357	15,501
VCA Antech, Inc.*(a)	317	7,383
WellPoint, Inc.*	2,904	165,121

Total Health Care Providers & Services		1,478,780

Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc.*	304	5,858

See Notes to Schedule of Investments.

5 WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2010

Investments	Shares	Value
Cerner Corp.*	202	$19,138

Total Health Care Technology		24,996

Hotels, Restaurants & Leisure - 1.3%
Ameristar Casinos, Inc.	394	6,158
Bally Technologies, Inc.*	254	10,716
Bob Evans Farms, Inc.	166	5,471
Brinker International, Inc.	643	13,426
CEC Entertainment, Inc.*	142	5,514
Cheesecake Factory (The)*	118	3,618
Chipotle Mexican Grill, Inc.*	44	9,357
Choice Hotels International, Inc.(a)	185	7,080
Cracker Barrel Old Country Store, Inc.	159	8,708
Darden Restaurants, Inc.	519	24,102
Domino’s Pizza, Inc.*	662	10,559
Einstein Noah Restaurant Group, Inc.*	438	6,154
International Game Technology	709	12,542
International Speedway Corp. Class A	204	5,339
Interval Leisure Group, Inc.*	208	3,357
Jack In The Box, Inc.*	239	5,050
Life Time Fitness, Inc.*	126	5,165
Marriott International, Inc. Class A	611	25,381
McDonald’s Corp.	3,894	298,904
Panera Bread Co. Class A*	68	6,882
Papa John’s International, Inc.*	384	10,637
Sonic Corp.*	271	2,743
Speedway Motorsports, Inc.	115	1,762
Starbucks Corp.	1,830	58,798
Texas Roadhouse, Inc.*	201	3,451
Vail Resorts, Inc.*	32	1,665
WMS Industries, Inc.*	143	6,469
Wyndham Worldwide Corp.	801	23,998
Yum! Brands, Inc.	1,398	68,572

Total Hotels, Restaurants & Leisure		651,578

Household Durables - 0.3%
Blyth, Inc.	117	4,034
D.R. Horton, Inc.	1,455	17,358
Fortune Brands, Inc.	418	25,185
Jarden Corp.	132	4,075
Leggett & Platt, Inc.	419	9,537
Lennar Corp. Class A	394	7,388
Mohawk Industries, Inc.*	162	9,195
Newell Rubbermaid, Inc.	1,302	23,670
NVR, Inc.*	26	17,967
Stanley Black & Decker, Inc.	112	7,489
Tempur-Pedic International, Inc.*	224	8,973
Tupperware Brands Corp.	164	7,818
Whirlpool Corp.	416	36,953

Total Household Durables		179,642

Household Products - 1.9%
Central Garden and Pet Co. Class A*	896	8,852
Church & Dwight Co., Inc.	338	23,329
Clorox Co.	561	35,500
Colgate-Palmolive Co.	1,679	134,941
Energizer Holdings, Inc.*	315	22,964
Kimberly-Clark Corp.	1,876	118,263
Procter & Gamble Co. (The)	9,864	634,551
WD-40 Co.	54	2,175

Total Household Products		980,575

Independent Power Producers & Energy Traders - 0.1%
AES Corp. (The)*	3,208	39,073
NRG Energy, Inc.*	1,694	33,101

Investments	Shares	Value
Ormat Technologies, Inc.	114	$3,372

Total Independent Power Producers & Energy Traders		75,546

Industrial Conglomerates - 1.9%
3M Co.	2,777	239,655
Carlisle Cos., Inc.	118	4,690
General Electric Co.	38,132	697,434
Seaboard Corp.	5	9,955

Total Industrial Conglomerates		951,734

Insurance - 5.3%
Alleghany Corp.*	44	13,480
Allstate Corp. (The)	3,456	110,177
American Family Life Assurance Co., Inc.	2,903	163,816
American Financial Group, Inc.	861	27,802
American National Insurance Co.	95	8,134
AMERISAFE, Inc.*	162	2,835
Amtrust Financial Services, Inc.(a)	646	11,305
AON Corp.	817	37,590
Arthur J. Gallagher & Co.	272	7,910
Assurant, Inc.	892	34,360
Berkshire Hathaway, Inc. Class B*	7,602	608,996
Brown & Brown, Inc.	424	10,151
Chubb Corp.	2,066	123,216
Cincinnati Financial Corp.	455	14,419
CNA Financial Corp.*	942	25,481
CNA Surety Corp.*	332	7,862
CNO Financial Group, Inc.*	1,643	11,140
Delphi Financial Group, Inc. Class A	401	11,565
Employers Holdings, Inc.(a)	371	6,485
Erie Indemnity Co. Class A	202	13,225
FBL Financial Group, Inc. Class A	482	13,819
Fidelity National Financial, Inc. Class A	1,346	18,413
First American Financial Corp.*	611	9,128
First Mercury Financial Corp.	663	10,873
FPIC Insurance Group, Inc.*	103	3,807
Genworth Financial, Inc. Class A*	2,208	29,013
Hanover Insurance Group, Inc. (The)	171	7,989
Harleysville Group, Inc.	161	5,915
Hartford Financial Services Group, Inc.	3,935	104,238
HCC Insurance Holdings, Inc.	677	19,592
Horace Mann Educators Corp.	274	4,943
Infinity Property & Casualty Corp.	82	5,068
Lincoln National Corp.	1,844	51,282
Loews Corp.	1,819	70,777
Markel Corp.*	33	12,478
Marsh & McLennan Cos., Inc.	1,073	29,336
Mercury General Corp.	184	7,914
MetLife, Inc.	4,071	180,915
National Western Life Insurance Co. Class A	51	8,503
Navigators Group, Inc. (The)*	53	2,669
Primerica, Inc.*(a)	845	20,491
Principal Financial Group, Inc.	1,562	50,859
ProAssurance Corp.*	244	14,786
Progressive Corp. (The)	3,070	61,001
Protective Life Corp.	530	14,119
Prudential Financial, Inc.	4,404	258,559
Reinsurance Group of America, Inc.	476	25,566
RLI Corp.(a)	255	13,405
Safety Insurance Group, Inc.	109	5,185
Selective Insurance Group, Inc.	141	2,559
StanCorp Financial Group, Inc.	305	13,768
Symetra Financial Corp.	821	11,248
Torchmark Corp.	503	30,049
Tower Group, Inc.	165	4,221

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds 6

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2010

Investments	Shares	Value
Transatlantic Holdings, Inc.	451	$23,281
Travelers Cos., Inc. (The)	3,695	205,848
Unitrin, Inc.	417	10,233
Universal Insurance Holdings, Inc.	1,254	6,107
Unum Group	2,310	55,948
W.R. Berkley Corp.	1,165	31,898
Wesco Financial Corp.	4	1,474

Total Insurance		2,707,226

Internet & Catalog Retail - 0.3%
Amazon.com, Inc.*	393	70,740
Expedia, Inc.	1,076	26,997
HSN, Inc.*	113	3,462
NetFlix, Inc.*	48	8,433
priceline.com, Inc.*	72	28,768

Total Internet & Catalog Retail		138,400

Internet Software & Services - 1.3%
Akamai Technologies, Inc.*	198	9,316
Digital River, Inc.*	177	6,092
Earthlink, Inc.	2,243	19,290
eBay, Inc.*	3,104	86,384
Equinix, Inc.*	22	1,788
Google, Inc. Class A*	825	490,025
j2 Global Communications, Inc.*	156	4,516
ValueClick, Inc.*	461	7,390
VeriSign, Inc.	265	8,658
Yahoo!, Inc.*	3,349	55,694

Total Internet Software & Services		689,153

IT Services - 3.1%
Acxiom Corp.*	181	3,104
Alliance Data Systems Corp.*(a)	246	17,473
Automatic Data Processing, Inc.	1,531	70,855
Broadridge Financial Solutions, Inc.	694	15,219
CACI International, Inc. Class A*	116	6,194
Cognizant Technology Solutions Corp. Class A*	598	43,827
Computer Sciences Corp.	906	44,938
Convergys Corp.*	627	8,258
CoreLogic, Inc.*	142	2,630
CSG Systems International, Inc.*	229	4,337
DST Systems, Inc.	486	21,554
Euronet Worldwide, Inc.*	274	4,779
Fidelity National Information Services, Inc.	799	21,885
Fiserv, Inc.*	533	31,212
Gartner, Inc.*	340	11,288
Global Payments, Inc.	258	11,922
International Business Machines Corp.	5,370	788,101
Jack Henry & Associates, Inc.	294	8,570
Lender Processing Services, Inc.	488	14,406
Mantech International Corp. Class A*	109	4,505
Mastercard, Inc. Class A	438	98,160
MAXIMUS, Inc.	109	7,148
NeuStar, Inc. Class A*	277	7,216
Paychex, Inc.	1,007	31,126
SAIC, Inc.*	2,060	32,672
Sapient Corp.	492	5,953
SRA International, Inc. Class A*	246	5,031
Syntel, Inc.	186	8,889
TeleTech Holdings, Inc.*	396	8,154
Teradata Corp.*	426	17,534
Total System Services, Inc.	1,278	19,656
Visa, Inc. Class A	2,307	162,367
Western Union Co. (The)	2,964	55,041

Investments	Shares	Value
Wright Express Corp.*	109	$5,014

Total IT Services		1,599,018

Leisure Equipment & Products - 0.1%
Hasbro, Inc.	531	25,053
Mattel, Inc.	1,464	37,229
Polaris Industries, Inc.	101	7,880

Total Leisure Equipment & Products		70,162

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.*	834	34,553
Bio-Rad Laboratories, Inc. Class A*	68	7,062
Bruker Corp.*	716	11,886
Charles River Laboratories International, Inc.*(a)	293	10,413
Covance, Inc.*(a)	184	9,460
Dionex Corp.*	41	4,838
Illumina, Inc.*	156	9,881
Life Technologies Corp.*	370	20,535
Parexel International Corp.*	345	7,324
PerkinElmer, Inc.	459	11,851
Pharmaceutical Product Development, Inc.	268	7,274
Techne Corp.	203	13,331
Thermo Fisher Scientific, Inc.*	1,111	61,505
Waters Corp.*	278	21,603

Total Life Sciences Tools & Services		231,516

Machinery - 2.0%
Actuant Corp. Class A	362	9,636
AGCO Corp.*	212	10,740
Astec Industries, Inc.*	120	3,889
Barnes Group, Inc.	407	8,413
Bucyrus International, Inc.	184	16,450
Caterpillar, Inc.	1,409	131,967
Chart Industries, Inc.*	32	1,081
CLARCOR, Inc.	159	6,819
Crane Co.	163	6,694
Cummins, Inc.	513	56,435
Danaher Corp.	2,108	99,434
Deere & Co.	1,364	113,280
Donaldson Co., Inc.	248	14,453
Dover Corp.	653	38,168
Eaton Corp.	570	57,861
EnPro Industries, Inc.*	226	9,393
ESCO Technologies, Inc.	90	3,406
Federal Signal Corp.	391	2,682
Flowserve Corp.	202	24,082
Gardner Denver, Inc.	98	6,744
Graco, Inc.	298	11,756
Harsco Corp.	178	5,041
IDEX Corp.	339	13,262
Illinois Tool Works, Inc.	1,937	103,436
John Bean Technologies Corp.	135	2,718
Joy Global, Inc.	302	26,198
Kaydon Corp.	133	5,416
Middleby Corp.*	120	10,130
Mueller Industries, Inc.	231	7,554
Navistar International Corp.*	265	15,346
Nordson Corp.	35	3,216
Oshkosh Corp.*(a)	1,343	47,327
PACCAR, Inc.	364	20,901
Pall Corp.	320	15,866
Parker Hannifin Corp.	414	35,728
Pentair, Inc.	294	10,734
Robbins & Myers, Inc.	250	8,945
Snap-On, Inc.	255	14,428

See Notes to Schedule of Investments.

7 WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2010

Investments	Shares	Value
SPX Corp.	161	$11,510
Timken Co.	150	7,159
Toro Co. (The)	185	11,403
Trinity Industries, Inc.(a)	414	11,017
Valmont Industries, Inc.(a)	109	9,672
Wabtec Corp.	158	8,357
Watts Water Technologies, Inc. Class A	161	5,891

Total Machinery		1,044,638

Marine - 0.0%
Alexander & Baldwin, Inc.(a)	166	6,645
International Shipholding Corp.	303	7,696
Kirby Corp.*	251	11,057

Total Marine		25,398

Media - 2.8%
Cablevision Systems Corp. Class A	432	14,619
CBS Corp. Class B	1,300	24,765
Cinemark Holdings, Inc.	514	8,861
Comcast Corp. Class A	8,398	184,504
DIRECTV Class A*	2,445	97,629
Discovery Communications, Inc. Class C*	986	36,176
DISH Network Corp. Class A*	3,567	70,127
DreamWorks Animation SKG, Inc. Class A*	364	10,727
Gannett Co., Inc.	1,938	29,244
Harte-Hanks, Inc.	596	7,611
Interpublic Group of Cos., Inc. (The)*	1,345	14,284
John Wiley & Sons, Inc. Class A	202	9,138
Madison Square Garden, Inc. Class A*	105	2,707
McGraw-Hill Cos., Inc. (The)	1,369	49,845
Meredith Corp.(a)	338	11,712
Morningstar, Inc.*	157	8,334
News Corp. Class A	12,979	188,974
Omnicom Group, Inc.	1,077	49,327
Regal Entertainment Group Class A	363	4,262
Scholastic Corp.	211	6,233
Scripps Networks Interactive, Inc. Class A	399	20,648
Time Warner Cable, Inc.	1,178	77,783
Time Warner, Inc.	4,593	147,757
Viacom, Inc. Class B*	2,860	113,285
Walt Disney Co. (The)	6,281	235,600
Washington Post Co. (The) Class B(a)	48	21,096
World Wrestling Entertainment, Inc. Class A(a)	294	4,187

Total Media		1,449,435

Metals & Mining - 1.2%
AMCOL International Corp.	137	4,247
Cliffs Natural Resources, Inc.	604	47,118
Compass Minerals International, Inc.	100	8,927
Contango Ore, Inc.*	7	73
Freeport-McMoRan Copper & Gold, Inc.	2,062	247,626
Newmont Mining Corp.	2,020	124,089
Noranda Aluminum Holding Corp.*	595	8,687
Nucor Corp.(a)	288	12,620
Reliance Steel & Aluminum Co.	249	12,724
Southern Copper Corp.	1,870	91,144
Steel Dynamics, Inc.	431	7,887
Titanium Metals Corp.*	587	10,085
Walter Energy, Inc.(a)	178	22,755

Total Metals & Mining		597,982

Multiline Retail - 0.8%
Big Lots, Inc.*	488	14,865
Dillard's, Inc. Class A(a)	245	9,295
Dollar General Corp.*	890	27,296
Dollar Tree, Inc.*	408	22,881
Family Dollar Stores, Inc.(a)	489	24,308

Investments	Shares	Value
J.C. Penney Co., Inc.	582	$18,804
Kohl’s Corp.*	1,244	67,599
Macy’s, Inc.	1,511	38,228
Nordstrom, Inc.	800	33,904
Target Corp.	2,968	178,466

Total Multiline Retail		435,646

Multi-Utilities - 1.4%
Alliant Energy Corp.	459	16,877
Ameren Corp.	1,307	36,844
Avista Corp.	231	5,202
CenterPoint Energy, Inc.	1,762	27,699
CH Energy Group, Inc.	212	10,365
CMS Energy Corp.	1,172	21,799
Consolidated Edison, Inc.	1,122	55,618
Dominion Resources, Inc.	1,428	61,004
DTE Energy Co.	894	40,516
Integrys Energy Group, Inc.	223	10,818
MDU Resources Group, Inc.	605	12,263
NiSource, Inc.	1,027	18,096
NorthWestern Corp.	182	5,247
NSTAR(a)	550	23,204
OGE Energy Corp.	440	20,038
PG&E Corp.	1,511	72,286
Public Service Enterprise Group, Inc.	3,274	104,146
SCANA Corp.	670	27,202
Sempra Energy	1,052	55,209
TECO Energy, Inc.	690	12,282
Vectren Corp.	274	6,954
Wisconsin Energy Corp.	276	16,245
Xcel Energy, Inc.	2,083	49,055

Total Multi-Utilities		708,969

Office Electronics - 0.1%
Xerox Corp.	3,257	37,521
Zebra Technologies Corp. Class A*	293	11,131

Total Office Electronics		48,652

Oil, Gas & Consumable Fuels - 9.8%
Alpha Natural Resources, Inc.*	128	7,684
Anadarko Petroleum Corp.	812	61,842
Apache Corp.	1,549	184,687
Arch Coal, Inc.	393	13,779
Bill Barrett Corp.*	235	9,665
Cabot Oil & Gas Corp.	143	5,412
Chesapeake Energy Corp.	2,559	66,304
Chevron Corp.	12,052	1,099,745
Cimarex Energy Co.	355	31,428
Concho Resources, Inc.*	205	17,972
ConocoPhillips	6,529	444,625
Consol Energy, Inc.	595	29,000
Contango Oil & Gas Co.*	74	4,287
Continental Resources, Inc.*	282	16,596
CVR Energy, Inc.*	105	1,594
Denbury Resources, Inc.*	640	12,218
Devon Energy Corp.	2,023	158,826
El Paso Corp.*	3,913	53,843
EOG Resources, Inc.	77	7,039
EQT Corp.	182	8,161
EXCO Resources, Inc.	1,965	38,160
Exxon Mobil Corp.	24,399	1,784,055
Forest Oil Corp.*	367	13,935
Hess Corp.	1,127	86,261
Holly Corp.	78	3,180
Marathon Oil Corp.	2,704	100,129
Murphy Oil Corp.	799	59,565
Newfield Exploration Co.*	494	35,622

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds 8

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2010

Investments	Shares	Value
Noble Energy, Inc.	505	$43,470
Occidental Petroleum Corp.	2,794	274,091
Peabody Energy Corp.	668	42,739
Petrohawk Energy Corp.*	1,000	18,250
Pioneer Natural Resources Co.	323	28,043
Plains Exploration & Production Co.*	254	8,163
QEP Resources, Inc.*	558	20,261
Quicksilver Resources, Inc.*	565	8,328
Range Resources Corp.	110	4,948
Southern Union Co.	694	16,705
Southwestern Energy Co.*	1,074	40,200
Spectra Energy Corp.	2,369	59,201
Sunoco, Inc.	347	13,988
Valero Energy Corp.	1,380	31,906
W&T Offshore, Inc.	577	10,311
Whiting Petroleum Corp.*	107	12,539
World Fuel Services Corp.	482	17,429

Total Oil, Gas & Consumable Fuels		5,006,186

Paper & Forest Products - 0.1%
Buckeye Technologies, Inc.	461	9,686
Clearwater Paper Corp.*	77	6,029
International Paper Co.	434	11,822
KapStone Paper and Packaging Corp.*	387	5,921
PH Glatfelter Co.	755	9,264

Total Paper & Forest Products		42,722

Personal Products - 0.2%
Alberto-Culver Co.	278	10,297
Avon Products, Inc.	1,510	43,881
Estee Lauder Cos., Inc. (The) Class A	508	40,995
Nu Skin Enterprises, Inc. Class A	276	8,352

Total Personal Products		103,525

Pharmaceuticals - 4.5%
Abbott Laboratories	6,098	292,155
Allergan, Inc.	491	33,717
Bristol-Myers Squibb Co.	7,506	198,759
Eli Lilly & Co.	8,204	287,468
Endo Pharmaceuticals Holdings, Inc.*	380	13,570
Forest Laboratories, Inc.*	1,179	37,704
Impax Laboratories, Inc.*	936	18,823
Johnson & Johnson	12,090	747,767
Medicis Pharmaceutical Corp. Class A	293	7,849
Merck & Co., Inc.	5,178	186,615
Mylan, Inc.*	936	19,778
Par Pharmaceutical Cos., Inc.*	129	4,968
Perrigo Co.	217	13,743
Pfizer, Inc.	24,887	435,771
Questcor Pharmaceuticals, Inc.*	217	3,196
Watson Pharmaceuticals, Inc.*	326	16,838

Total Pharmaceuticals		2,318,721

Professional Services - 0.2%
Administaff, Inc.	177	5,186
Corporate Executive Board Co. (The)	200	7,510
Dun & Bradstreet Corp.	157	12,888
Equifax, Inc.	477	16,981
FTI Consulting, Inc.*	160	5,965
IHS, Inc. Class A*	106	8,521
Manpower, Inc.	154	9,665
Robert Half International, Inc.(a)	254	7,773
Towers Watson & Co. Class A	158	8,226
Verisk Analytics, Inc. Class A*	302	10,292

Total Professional Services		93,007

Investments	Shares	Value
Real Estate Investment Trusts (REITs) - 1.0%
Alexander’s, Inc.	16	$6,596
Alexandria Real Estate Equities, Inc.	88	6,447
American Capital Agency Corp.(a)	436	12,531
Annaly Capital Management, Inc.	2,631	47,147
Anworth Mortgage Asset Corp.	979	6,853
AvalonBay Communities, Inc.(a)	84	9,454
BioMed Realty Trust, Inc.	341	6,360
Boston Properties, Inc.	169	14,551
BRE Properties, Inc.	112	4,872
Chimera Investment Corp.	7,046	28,959
CommonWealth REIT	349	8,903
Digital Realty Trust, Inc.(a)	186	9,586
Equity Lifestyle Properties, Inc.	182	10,179
Equity One, Inc.	234	4,254
Essex Property Trust, Inc.	14	1,599
Extra Space Storage, Inc.	85	1,479
Federal Realty Investment Trust	90	7,014
Getty Realty Corp.(a)	394	12,324
Hatteras Financial Corp.	340	10,292
HCP, Inc.	321	11,810
Health Care REIT, Inc.	179	8,528
Hospitality Properties Trust	450	10,368
Kimco Realty Corp.	411	7,414
Liberty Property Trust	248	7,916
LTC Properties, Inc.	325	9,126
Mack-Cali Realty Corp.	178	5,885
MFA Financial, Inc.	2,046	16,695
National Health Investors, Inc.	135	6,078
National Retail Properties, Inc.	315	8,347
Nationwide Health Properties, Inc.	225	8,185
Omega Healthcare Investors, Inc.	297	6,665
Plum Creek Timber Co., Inc.(a)	297	11,123
Potlatch Corp.	138	4,492
Public Storage	269	27,282
Rayonier, Inc.	284	14,916
Realty Income Corp.(a)	206	7,045
Redwood Trust, Inc.	558	8,331
Senior Housing Properties Trust	350	7,679
Simon Property Group, Inc.	348	34,623
SL Green Realty Corp.	179	12,084
Ventas, Inc.(a)	275	14,432
Vornado Realty Trust	153	12,749
Weingarten Realty Investors(a)	255	6,059
Weyerhaeuser Co.	2,491	47,155

Total Real Estate Investment Trusts (REITs)		524,387

Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A*	529	10,834
Forest City Enterprises, Inc. Class A*(a)	478	7,978
Jones Lang LaSalle, Inc.	59	4,951

Total Real Estate Management & Development		23,763

Road & Rail - 0.8%
Amerco, Inc.*	76	7,299
CSX Corp.	1,392	89,937
Genesee & Wyoming, Inc. Class A*	114	6,036
Heartland Express, Inc.	226	3,621
JB Hunt Transport Services, Inc.	344	14,039
Kansas City Southern*	131	6,270
Knight Transportation, Inc.	184	3,496
Landstar System, Inc.	142	5,813
Norfolk Southern Corp.	1,337	83,990
Old Dominion Freight Line, Inc.*	241	7,710
Union Pacific Corp.	1,685	156,132

See Notes to Schedule of Investments.

9 WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2010

Investments	Shares	Value
Werner Enterprises, Inc.	188	$4,249

Total Road & Rail		388,592

Semiconductors & Semiconductor Equipment - 3.2%
Altera Corp.	1,119	39,814
Amkor Technology, Inc.*	1,509	11,152
Analog Devices, Inc.	1,193	44,940
Applied Materials, Inc.	4,376	61,483
Atmel Corp.*	929	11,445
Broadcom Corp. Class A	1,330	57,922
Cree, Inc.*	136	8,961
Cymer, Inc.*	229	10,321
Fairchild Semiconductor International, Inc.*	538	8,398
First Solar, Inc.*(a)	301	39,172
GT Solar International, Inc.*	1,603	14,619
Hittite Microwave Corp.*	78	4,761
Intel Corp.	33,048	694,999
International Rectifier Corp.*	266	7,898
KLA-Tencor Corp.	548	21,175
Kulicke & Soffa Industries, Inc.*	1,411	10,159
Lam Research Corp.*	637	32,984
Linear Technology Corp.	762	26,358
LSI Corp.*	1,186	7,104
Maxim Integrated Products, Inc.	839	19,817
Microchip Technology, Inc.	633	21,655
Micron Technology, Inc.*	14,445	115,849
MKS Instruments, Inc.*	341	8,351
National Semiconductor Corp.	1,269	17,461
Novellus Systems, Inc.*	459	14,835
NVIDIA Corp.*	950	14,630
ON Semiconductor Corp.*	2,027	20,027
RF Micro Devices, Inc.*	982	7,218
Silicon Laboratories, Inc.*	146	6,719
Skyworks Solutions, Inc.*(a)	416	11,910
Spansion, Inc. Class A*	961	19,893
SunPower Corp. Class A*(a)	112	1,437
Teradyne, Inc.*	1,613	22,647
Tessera Technologies, Inc.*	362	8,018
Texas Instruments, Inc.	5,553	180,472
TriQuint Semiconductor, Inc.*	653	7,634
Varian Semiconductor Equipment Associates, Inc.*	284	10,499
Veeco Instruments, Inc.*	275	11,814
Xilinx, Inc.	987	28,603

Total Semiconductors & Semiconductor Equipment		1,663,154

Software - 4.1%
Activision Blizzard, Inc.	1,857	23,101
Adobe Systems, Inc.*	1,147	35,305
ANSYS, Inc.*	204	10,622
Autodesk, Inc.*	321	12,262
BMC Software, Inc.*	584	27,530
CA, Inc.	2,000	48,880
Cadence Design Systems, Inc.*	1,294	10,689
Citrix Systems, Inc.*	346	23,670
Compuware Corp.*	1,102	12,860
Factset Research Systems, Inc.	156	14,627
Fair Isaac Corp.(a)	298	6,964
Informatica Corp.*	274	12,064
Intuit, Inc.*	692	34,116
McAfee, Inc.*	211	9,771
MICROS Systems, Inc.*	158	6,930
Microsoft Corp.	45,182	1,261,481
MicroStrategy, Inc. Class A*	98	8,376
Oracle Corp.	12,877	403,050
Progress Software Corp.*	184	7,787

Investments	Shares	Value
Quest Software, Inc.*	189	$5,243
Red Hat, Inc.*	122	5,569
Rovi Corp.*	124	7,689
S1 Corp.*	1,464	10,102
Salesforce.com, Inc.*	33	4,356
Symantec Corp.*	2,711	45,382
Synopsys, Inc.*	530	14,262
TeleCommunication Systems, Inc. Class A*	1,033	4,824
TIBCO Software, Inc.*	195	3,844
Tyler Technologies, Inc.*	71	1,474
VMware, Inc. Class A*	211	18,760

Total Software		2,091,590

Specialty Retail - 2.4%
Aaron’s, Inc.	265	5,403
Abercrombie & Fitch Co. Class A	136	7,838
Advance Auto Parts, Inc.	297	19,647
Aeropostale, Inc.*	580	14,291
American Eagle Outfitters, Inc.	638	9,334
AutoNation, Inc.*(a)	616	17,371
AutoZone, Inc.*	181	49,339
Bed Bath & Beyond, Inc.*	1,058	52,001
Best Buy Co., Inc.	2,531	86,788
Buckle, Inc. (The)	248	9,367
Cabela’s, Inc.*	174	3,784
CarMax, Inc.*	596	19,000
Cato Corp. (The) Class A	122	3,344
Chico’s FAS, Inc.	669	8,048
Childrens Place Retail Stores, Inc. (The)*	155	7,694
Collective Brands, Inc.*	317	6,689
Dick’s Sporting Goods, Inc.*	457	17,137
Dress Barn, Inc.*	390	10,304
DSW, Inc. Class A*	189	7,390
Express, Inc.*	531	9,983
Foot Locker, Inc.	458	8,986
GameStop Corp. Class A*(a)	1,445	33,062
Gap, Inc. (The)	3,840	85,018
Group 1 Automotive, Inc.*	55	2,297
Guess ?, Inc.	415	19,638
Home Depot, Inc.	5,664	198,580
J Crew Group, Inc.*	157	6,773
JOS A Bank Clothiers, Inc.*	180	7,258
Lowe’s Cos., Inc.	4,783	119,958
Ltd. Brands, Inc.	1,372	42,162
Men’s Wearhouse, Inc. (The)	278	6,944
O’reilly Automotive, Inc.*	383	23,141
PetSmart, Inc.	463	18,437
Pier 1 Imports, Inc.*	657	6,898
RadioShack Corp.	870	16,086
Rent-A-Center, Inc.	373	12,040
Ross Stores, Inc.	526	33,269
Sally Beauty Holdings, Inc.*(a)	785	11,406
Staples, Inc.	2,609	59,407
Systemax, Inc.*	364	5,132
Tiffany & Co.(a)	304	18,930
TJX Cos., Inc.	1,978	87,803
Tractor Supply Co.	232	11,250
Urban Outfitters, Inc.*	432	15,470
Williams-Sonoma, Inc.	306	10,921

Total Specialty Retail		1,225,618

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.*	228	6,728
Coach, Inc.	837	46,295
Columbia Sportswear Co.(a)	160	9,648
Deckers Outdoor Corp.*	195	15,549

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds 10

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Earnings Fund (EXT)

December 31, 2010

Investments	Shares	Value
Fossil, Inc.*	202	$14,237
Hanesbrands, Inc.*	482	12,243
Iconix Brand Group, Inc.*	369	7,126
Maidenform Brands, Inc.*	151	3,589
NIKE, Inc. Class B	1,360	116,171
Polo Ralph Lauren Corp.	302	33,498
Skechers U.S.A., Inc. Class A*	472	9,440
Timberland Co. (The) Class A*	275	6,762
Under Armour, Inc. Class A*(a)	132	7,239
VF Corp.(a)	479	41,280
Warnaco Group, Inc. (The)*	211	11,620
Wolverine World Wide, Inc.	223	7,109

Total Textiles, Apparel & Luxury Goods		348,534

Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	249	3,464
Capitol Federal Financial, Inc.	217	2,584
Dime Community Bancshares, Inc.(a)	163	2,378
First Niagara Financial Group, Inc.(a)	319	4,460
Flushing Financial Corp.	223	3,122
Hudson City Bancorp, Inc.	3,018	38,449
New York Community Bancorp, Inc.	1,921	36,211
NewAlliance Bancshares, Inc.	758	11,355
Northwest Bancshares, Inc.	392	4,610
People’s United Financial, Inc.	541	7,579
TFS Financial Corp.	299	2,697
Washington Federal, Inc.	211	3,570

Total Thrifts & Mortgage Finance		120,479

Tobacco - 1.6%
Alliance One International, Inc.*	2,012	8,531
Altria Group, Inc.	9,297	228,892
Lorillard, Inc.	756	62,037
Philip Morris International, Inc.	7,365	431,074
Reynolds American, Inc.	2,470	80,571
Universal Corp.	365	14,856
Vector Group Ltd.(a)	317	5,490

Total Tobacco		831,451

Trading Companies & Distributors - 0.2%
Applied Industrial Technologies, Inc.	269	8,737
Beacon Roofing Supply, Inc.*	103	1,841
Fastenal Co.(a)	367	21,987
GATX Corp.(a)	321	11,325
Interline Brands, Inc.*	294	6,694
MSC Industrial Direct Co. Class A	131	8,474
TAL International Group, Inc.	250	7,718
W.W. Grainger, Inc.	213	29,417
Watsco, Inc.	109	6,876
WESCO International, Inc.*	119	6,283

Total Trading Companies & Distributors		109,352

Water Utilities - 0.1%
American States Water Co.	256	8,824
American Water Works Co., Inc.	712	18,007
Aqua America, Inc.	273	6,137

Total Water Utilities		32,968

Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A*	556	28,712
MetroPCS Communications, Inc.*	1,691	21,357
NII Holdings, Inc.*	405	18,087
Syniverse Holdings, Inc.*	161	4,967
Telephone & Data Systems, Inc.	298	10,892
United States Cellular Corp.*	192	9,589

Investments	Shares	Value
USA Mobility, Inc.	194	$3,447

Total Wireless Telecommunication Services		97,051

TOTAL COMMON STOCKS (Cost: $48,479,612)		50,695,203

	Principal Amount
CORPORATE BOND - 0.0%

Capital Markets - 0.0%
GAMCO Investors, Inc. 0.00%, 12/31/15** (Cost: $423)	$133	133

	Shares
EXCHANGE-TRADED FUND - 0.9%
WisdomTree LargeCap Dividend Fund (b) (Cost: $408,214)	10,093	465,287

SHORT-TERM INVESTMENT - 0.1%

MONEY MARKET FUND - 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $33,603)	33,603	33,603

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%

MONEY MARKET FUND - 1.8%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(d) (Cost: $938,000)(e)	938,000	938,000

TOTAL INVESTMENTS IN SECURITIES - 101.7% (Cost: $49,859,852)(f)		52,132,226
Liabilities in Excess of Cash and Other Assets - (1.7)%		(884,329)

NET ASSETS - 100.0%		$51,247,897

*	Non-income producing security.
**	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(a)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2010.
(d)	Interest rate shown reflects yield as of December 31, 2010.
(e)	At December 31, 2010, the total market value of the Fund’s securities on loan was $915,274 and the total market value of the collateral held by the Fund was $938,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

11 WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 99.4%

Aerospace & Defense - 2.9%
Boeing Co. (The)	4,419	$288,384
General Dynamics Corp.	3,327	236,084
Goodrich Corp.	632	55,660
Honeywell International, Inc.	3,216	170,963
ITT Corp.	985	51,328
L-3 Communications Holdings, Inc.	1,248	87,972
Lockheed Martin Corp.	3,350	234,198
Northrop Grumman Corp.	2,782	180,218
Precision Castparts Corp.	651	90,626
Raytheon Co.	3,700	171,458
Rockwell Collins, Inc.	844	49,171
United Technologies Corp.	4,980	392,026

Total Aerospace & Defense		2,008,088

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	477	38,251
Expeditors International of Washington, Inc.	576	31,449
FedEx Corp.	813	75,617
United Parcel Service, Inc. Class B	3,796	275,514

Total Air Freight & Logistics		420,831

Airlines - 0.2%
Delta Air Lines, Inc.*	4,929	62,106
Southwest Airlines Co.(a)	3,146	40,835
United Continental Holdings, Inc.*	1,216	28,965

Total Airlines		131,906

Auto Components - 0.4%
BorgWarner, Inc.*	378	27,352
Johnson Controls, Inc.	3,452	131,867
Lear Corp.*	765	75,513
TRW Automotive Holdings Corp.*	1,323	69,722

Total Auto Components		304,454

Automobiles - 1.0%
Ford Motor Co.*	38,593	647,977
Harley-Davidson, Inc.	545	18,895

Total Automobiles		666,872

Beverages - 2.2%
Brown-Forman Corp. Class B	614	42,747
Coca-Cola Co. (The)	11,213	737,479
Coca-Cola Enterprises, Inc.	1,211	30,311
Constellation Brands, Inc. Class A*	852	18,872
Dr. Pepper Snapple Group, Inc.	1,416	49,787
Hansen Natural Corp.*	465	24,310
Molson Coors Brewing Co. Class B	1,273	63,892
PepsiCo, Inc.	8,246	538,711

Total Beverages		1,506,109

Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc.*	344	27,709
Amgen, Inc.*	7,755	425,750
Biogen Idec, Inc.*	1,577	105,738
Celgene Corp.*	1,495	88,414
Cephalon, Inc.*(a)	622	38,390
Gilead Sciences, Inc.*	7,825	283,578

Total Biotechnology		969,579

Capital Markets - 3.6%
Affiliated Managers Group, Inc.*	75	7,441
Ameriprise Financial, Inc.	1,815	104,453
Bank of New York Mellon Corp. (The)	8,434	254,707
BlackRock, Inc.	857	163,327

Investments	Shares	Value
Charles Schwab Corp. (The)	3,641	$62,298
Franklin Resources, Inc.	1,205	134,008
Goldman Sachs Group, Inc. (The)	6,256	1,052,009
Jefferies Group, Inc.(a)	711	18,934
Legg Mason, Inc.	556	20,166
Morgan Stanley	9,106	247,774
Northern Trust Corp.	1,272	70,482
SEI Investments Co.	943	22,434
State Street Corp.	4,177	193,562
T. Rowe Price Group, Inc.	956	61,700
TD Ameritrade Holding Corp.	3,121	59,268

Total Capital Markets		2,472,563

Chemicals - 1.9%
Air Products & Chemicals, Inc.	1,050	95,498
Airgas, Inc.	368	22,985
Albemarle Corp.	468	26,105
Celanese Corp. Series A	801	32,977
CF Industries Holdings, Inc.	162	21,894
Dow Chemical Co. (The)	3,988	136,150
E.I. Du Pont de Nemours & Co.	5,057	252,243
Eastman Chemical Co.	413	34,725
Ecolab, Inc.	946	47,697
FMC Corp.	411	32,835
International Flavors & Fragrances, Inc.	482	26,794
Lubrizol Corp.	610	65,197
Monsanto Co.	1,658	115,463
Mosaic Co. (The)	1,462	111,638
Nalco Holding Co.	456	14,565
PPG Industries, Inc.	849	71,376
Praxair, Inc.	1,452	138,623
Sherwin-Williams Co. (The)	574	48,073
Sigma-Aldrich Corp.	586	39,004

Total Chemicals		1,333,842

Commercial Banks - 2.7%
BB&T Corp.	2,890	75,978
CIT Group, Inc.*	7,848	369,641
M&T Bank Corp.	676	58,846
PNC Financial Services Group, Inc.	3,382	205,355
U.S. Bancorp	10,743	289,739
Wells Fargo & Co.	28,248	875,405

Total Commercial Banks		1,874,964

Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	504	21,339
Iron Mountain, Inc.	855	21,384
Pitney Bowes, Inc.(a)	1,375	33,247
Republic Services, Inc.	1,078	32,189
Stericycle, Inc.*	267	21,606
Waste Management, Inc.	2,542	93,724

Total Commercial Services & Supplies		223,489

Communications Equipment - 1.7%
Cisco Systems, Inc.*	38,314	775,092
F5 Networks, Inc.*	126	16,400
Harris Corp.	1,241	56,217
Juniper Networks, Inc.*	1,451	53,571
QUALCOMM, Inc.	6,032	298,524
Riverbed Technology, Inc.*	60	2,110

Total Communications Equipment		1,201,914

Computers & Peripherals - 4.2%
Apple, Inc.*	4,192	1,352,172
Dell, Inc.*	15,209	206,082
EMC Corp.*	7,205	164,994

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds 12

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2010

Investments	Shares	Value
Hewlett-Packard Co.	20,421	$859,724
NetApp, Inc.*	1,063	58,422
SanDisk Corp.*	2,202	109,792
Western Digital Corp.*	3,713	125,871

Total Computers & Peripherals		2,877,057

Construction & Engineering - 0.2%
Fluor Corp.	734	48,635
Jacobs Engineering Group, Inc.*	696	31,911
KBR, Inc.	1,123	34,218

Total Construction & Engineering		114,764

Consumer Finance - 0.9%
American Express Co.	6,345	272,327
Capital One Financial Corp.	6,291	267,745
Discover Financial Services	1,730	32,057
SLM Corp.*	6,212	78,209

Total Consumer Finance		650,338

Containers & Packaging - 0.1%
Ball Corp.	680	46,274
Crown Holdings, Inc.*	995	33,213
Owens-Illinois, Inc.*	426	13,078

Total Containers & Packaging		92,565

Distributors - 0.1%
Genuine Parts Co.	860	44,152

Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A*	2,034	80,323

Diversified Financial Services - 3.0%
Bank of America Corp.	20,762	276,965
Citigroup, Inc.*	14,784	69,928
CME Group, Inc.	305	98,134
IntercontinentalExchange, Inc.*(a)	344	40,988
JPMorgan Chase & Co.	34,043	1,444,104
Leucadia National Corp.	498	14,532
Moody’s Corp.	1,825	48,435
MSCI, Inc. Class A*	258	10,052
NASDAQ OMX Group, Inc. (The)*	1,595	37,817
NYSE Euronext	1,914	57,382

Total Diversified Financial Services		2,098,337

Diversified Telecommunication Services - 3.2%
AT&T, Inc.	64,615	1,898,389
CenturyLink, Inc.	1,991	91,924
Frontier Communications Corp.	1,293	12,581
Qwest Communications International, Inc.	1,652	12,572
Verizon Communications, Inc.	5,155	184,446
Windstream Corp.	2,211	30,821

Total Diversified Telecommunication Services		2,230,733

Electric Utilities - 2.1%
American Electric Power Co., Inc.	3,369	121,217
Duke Energy Corp.	8,167	145,454
Edison International	3,235	124,871
Entergy Corp.	1,781	126,148
Exelon Corp.	6,103	254,129
FirstEnergy Corp.(a)	2,077	76,890
NextEra Energy, Inc.	3,542	184,148
Northeast Utilities(a)	1,116	35,578
Pepco Holdings, Inc.	1,399	25,532
Pinnacle West Capital Corp.	573	23,751
PPL Corp.(a)	2,731	71,880
Progress Energy, Inc.	1,968	85,569
Southern Co.	5,109	195,317

Total Electric Utilities		1,470,484

Investments	Shares	Value
Electrical Equipment - 0.4%
AMETEK, Inc.	649	$25,473
Emerson Electric Co.	3,189	182,315
Rockwell Automation, Inc.	402	28,828
Roper Industries, Inc.	379	28,967

Total Electrical Equipment		265,583

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp. Class A	862	45,496
Avnet, Inc.*	1,247	41,189
Corning, Inc.	16,645	321,581
Dolby Laboratories, Inc. Class A*	434	28,948
FLIR Systems, Inc.*	971	28,887
Trimble Navigation Ltd.*	127	5,071

Total Electronic Equipment, Instruments & Components		471,172

Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	1,004	57,399
Cameron International Corp.*	1,017	51,592
Diamond Offshore Drilling, Inc.	1,485	99,302
FMC Technologies, Inc.*	431	38,320
Halliburton Co.	3,450	140,863
Helmerich & Payne, Inc.	597	28,943
National Oilwell Varco, Inc.	2,527	169,941
Pride International, Inc.*	701	23,133

Total Energy Equipment & Services		609,493

Food & Staples Retailing - 3.5%
Costco Wholesale Corp.	1,781	128,606
CVS Caremark Corp.	10,001	347,735
Kroger Co. (The)	4,474	100,039
Safeway, Inc.	2,782	62,567
Sysco Corp.	3,710	109,074
Walgreen Co.	5,432	211,631
Wal-Mart Stores, Inc.	26,623	1,435,778
Whole Foods Market, Inc.	567	28,684

Total Food & Staples Retailing		2,424,114

Food Products - 1.8%
Archer-Daniels-Midland Co.	5,435	163,485
Campbell Soup Co.	2,090	72,627
ConAgra Foods, Inc.	2,761	62,343
General Mills, Inc.	3,721	132,430
Green Mountain Coffee Roasters, Inc.*	138	4,535
H.J. Heinz Co.	1,711	84,626
Hershey Co. (The)	1,181	55,684
Hormel Foods Corp.	731	37,471
J.M. Smucker Co. (The)	800	52,520
Kellogg Co.	2,240	114,419
Kraft Foods, Inc. Class A	7,991	251,796
McCormick & Co., Inc.	735	34,200
Mead Johnson Nutrition Co.	682	42,455
Sara Lee Corp.	2,478	43,390
Tyson Foods, Inc. Class A	4,212	72,531

Total Food Products		1,224,512

Gas Utilities - 0.1%
National Fuel Gas Co.	237	15,552
Oneok, Inc.	636	35,279

Total Gas Utilities		50,831

Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	2,995	151,607
Becton Dickinson and Co.	1,361	115,032
Boston Scientific Corp.*	6,494	49,160
C.R. Bard, Inc.	533	48,913

See Notes to Schedule of Investments.

13 WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2010

Investments	Shares	Value
CareFusion Corp.*	513	$13,184
DENTSPLY International, Inc.	827	28,259
Edwards Lifesciences Corp.*	261	21,099
Hospira, Inc.*	697	38,816
Intuitive Surgical, Inc.*	118	30,414
Medtronic, Inc.	7,155	265,379
ResMed, Inc.*(a)	616	21,338
St. Jude Medical, Inc.*	1,986	84,902
Stryker Corp.	2,254	121,040
Varian Medical Systems, Inc.*	539	37,342
Zimmer Holdings, Inc.*	1,530	82,130

Total Health Care Equipment & Supplies		1,108,615

Health Care Providers & Services - 2.6%
Aetna, Inc.	4,734	144,434
AmerisourceBergen Corp.	1,896	64,692
Cardinal Health, Inc.	2,148	82,290
CIGNA Corp.	2,906	106,534
DaVita, Inc.*	629	43,709
Express Scripts, Inc.*	1,969	106,425
Henry Schein, Inc.*	531	32,598
Humana, Inc.*	2,195	120,154
Laboratory Corp. of America Holdings*(a)	647	56,884
McKesson Corp.	1,712	120,491
Medco Health Solutions, Inc.*	2,142	131,240
Quest Diagnostics, Inc.	1,359	73,345
UnitedHealth Group, Inc.	12,222	441,336
WellPoint, Inc.*	4,546	258,486

Total Health Care Providers & Services		1,782,618

Health Care Technology - 0.0%
Cerner Corp.*	256	24,253

Hotels, Restaurants & Leisure - 1.2%
Chipotle Mexican Grill, Inc.*	60	12,760
Darden Restaurants, Inc.	853	39,613
Hyatt Hotels Corp. Class A*	100	4,576
International Game Technology	1,073	18,981
Las Vegas Sands Corp.*	95	4,365
Marriott International, Inc. Class A	894	37,137
McDonald’s Corp.	6,084	467,008
Starbucks Corp.	2,774	89,129
Wyndham Worldwide Corp.	1,169	35,023
Wynn Resorts Ltd.	35	3,634
Yum! Brands, Inc.	2,211	108,450

Total Hotels, Restaurants & Leisure		820,676

Household Durables - 0.2%
Fortune Brands, Inc.(a)	612	36,873
Newell Rubbermaid, Inc.(a)	1,542	28,033
Stanley Black & Decker, Inc.	203	13,575
Whirlpool Corp.	625	55,519

Total Household Durables		134,000

Household Products - 2.2%
Church & Dwight Co., Inc.	472	32,577
Clorox Co.	904	57,205
Colgate-Palmolive Co.	2,632	211,534
Energizer Holdings, Inc.*	603	43,959
Kimberly-Clark Corp.	2,946	185,716
Procter & Gamble Co. (The)	15,311	984,956

Total Household Products		1,515,947

Independent Power Producers & Energy Traders - 0.2%
AES Corp. (The)*	4,780	58,220

Investments	Shares	Value
NRG Energy, Inc.*	2,746	$53,657

Total Independent Power Producers & Energy Traders		111,877

Industrial Conglomerates - 2.1%
3M Co.	4,297	370,831
General Electric Co.	58,537	1,070,642

Total Industrial Conglomerates		1,441,473

Insurance - 5.0%
Allstate Corp. (The)	5,299	168,932
American Family Life Assurance Co., Inc.	4,476	252,581
AON Corp.	1,312	60,365
Berkshire Hathaway, Inc. Class B*	11,849	949,223
Chubb Corp.	3,179	189,596
Cincinnati Financial Corp.(a)	786	24,908
CNA Financial Corp.*	1,541	41,684
Genworth Financial, Inc. Class A*	3,282	43,125
Hartford Financial Services Group, Inc.(a)	6,029	159,708
Lincoln National Corp.	2,784	77,423
Loews Corp.	2,768	107,703
Marsh & McLennan Cos., Inc.	1,581	43,225
MetLife, Inc.	6,368	282,994
Principal Financial Group, Inc.	2,482	80,814
Progressive Corp. (The)	4,863	96,628
Prudential Financial, Inc.	6,781	398,113
Torchmark Corp.	818	48,867
Travelers Cos., Inc. (The)	5,711	318,160
Unum Group	3,683	89,202

Total Insurance		3,433,251

Internet & Catalog Retail - 0.3%
Amazon.com, Inc.*	625	112,500
Expedia, Inc.	1,597	40,069
NetFlix, Inc.*(a)	85	14,935
priceline.com, Inc.*	117	46,747

Total Internet & Catalog Retail		214,251

Internet Software & Services - 1.5%
Akamai Technologies, Inc.*	343	16,138
eBay, Inc.*	4,885	135,949
Google, Inc. Class A*	1,287	764,439
VeriSign, Inc.	471	15,388
Yahoo!, Inc.*	5,068	84,281

Total Internet Software & Services		1,016,195

IT Services - 3.2%
Automatic Data Processing, Inc.	2,421	112,044
Cognizant Technology Solutions Corp. Class A*	955	69,992
Computer Sciences Corp.	1,452	72,019
Fidelity National Information Services, Inc.	1,013	27,746
Fiserv, Inc.*	860	50,362
International Business Machines Corp.	8,342	1,224,272
Mastercard, Inc. Class A	674	151,050
Paychex, Inc.	1,623	50,167
SAIC, Inc.*	3,076	48,785
Teradata Corp.*	715	29,429
Visa, Inc. Class A	3,660	257,591
Western Union Co. (The)	4,701	87,298

Total IT Services		2,180,755

Leisure Equipment & Products - 0.1%
Hasbro, Inc.(a)	872	41,141
Mattel, Inc.	2,407	61,210

Total Leisure Equipment & Products		102,351

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds 14

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2010

Investments	Shares	Value
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.*	1,220	$50,545
Illumina, Inc.*	165	10,451
Life Technologies Corp.*	532	29,526
Thermo Fisher Scientific, Inc.*	1,760	97,434
Waters Corp.*	460	35,746

Total Life Sciences Tools & Services		223,702

Machinery - 1.7%
AGCO Corp.*	381	19,301
Bucyrus International, Inc.	312	27,893
Caterpillar, Inc.	2,172	203,430
Cummins, Inc.	779	85,698
Danaher Corp.	3,324	156,793
Deere & Co.	2,098	174,239
Donaldson Co., Inc.	344	20,048
Dover Corp.	1,052	61,489
Eaton Corp.	867	88,009
Flowserve Corp.	336	40,058
Illinois Tool Works, Inc.	2,975	158,865
Joy Global, Inc.	497	43,115
PACCAR, Inc.	492	28,251
Pall Corp.	478	23,699
Parker Hannifin Corp.	735	63,431
Timken Co.	266	12,696

Total Machinery		1,207,015

Media - 3.0%
Cablevision Systems Corp. Class A	757	25,617
CBS Corp. Class B	2,392	45,568
Comcast Corp. Class A	13,145	288,796
DIRECTV Class A*	3,750	149,737
Discovery Communications, Inc. Class C*	1,590	58,337
DISH Network Corp. Class A*	5,370	105,574
Interpublic Group of Cos., Inc. (The)*	1,988	21,112
McGraw-Hill Cos., Inc. (The)	2,226	81,049
News Corp. Class A	20,027	291,593
Omnicom Group, Inc.	1,712	78,410
Scripps Networks Interactive, Inc. Class A	665	34,414
Sirius XM Radio, Inc.*	8,298	13,609
Time Warner Cable, Inc.	1,796	118,590
Time Warner, Inc.	7,194	231,431
Viacom, Inc. Class B	4,532	179,512
Walt Disney Co. (The)	9,714	364,372

Total Media		2,087,721

Metals & Mining - 1.2%
Allegheny Technologies, Inc.(a)	126	6,953
Cliffs Natural Resources, Inc.	907	70,755
Freeport-McMoRan Copper & Gold, Inc.	3,187	382,727
Newmont Mining Corp.	3,103	190,617
Nucor Corp.(a)	393	17,221
Southern Copper Corp.	2,888	140,761
Walter Energy, Inc.(a)	293	37,457

Total Metals & Mining		846,491

Multiline Retail - 0.9%
Dollar General Corp.*	1,306	40,055
Dollar Tree, Inc.*	668	37,462
Family Dollar Stores, Inc.(a)	717	35,642
J.C. Penney Co., Inc.	844	27,270
Kohl's Corp.*	1,968	106,941
Macy's, Inc.	2,256	57,077
Nordstrom, Inc.	1,156	48,991
Sears Holdings Corp.*(a)	80	5,900

Investments	Shares	Value
Target Corp.	4,580	$275,395

Total Multiline Retail		634,733

Multi-Utilities - 1.4%
Alliant Energy Corp.	755	27,761
Ameren Corp.	2,076	58,522
CenterPoint Energy, Inc.	2,494	39,206
CMS Energy Corp.(a)	1,590	29,574
Consolidated Edison, Inc.	1,699	84,219
Dominion Resources, Inc.	2,264	96,718
DTE Energy Co.	1,343	60,865
NiSource, Inc.	2,075	36,562
NSTAR	706	29,786
OGE Energy Corp.	698	31,787
PG&E Corp.	2,390	114,338
Public Service Enterprise Group, Inc.	5,148	163,758
SCANA Corp.	897	36,418
Sempra Energy	1,671	87,694
Wisconsin Energy Corp.	450	26,487
Xcel Energy, Inc.	3,216	75,737

Total Multi-Utilities		999,432

Office Electronics - 0.1%
Xerox Corp.	5,157	59,409

Oil, Gas & Consumable Fuels - 10.9%
Alpha Natural Resources, Inc.*	118	7,084
Anadarko Petroleum Corp.	1,227	93,448
Apache Corp.	2,389	284,841
Arch Coal, Inc.	303	10,623
Chesapeake Energy Corp.	3,877	100,453
Chevron Corp.	18,680	1,704,550
Cimarex Energy Co.	570	50,462
Concho Resources, Inc.*	284	24,898
ConocoPhillips	10,121	689,240
Consol Energy, Inc.	966	47,083
Continental Resources, Inc.*	397	23,363
Denbury Resources, Inc.*	891	17,009
Devon Energy Corp.	3,114	244,480
El Paso Corp.	5,912	81,349
EOG Resources, Inc.	139	12,706
EQT Corp.	430	19,281
Exxon Mobil Corp.	37,929	2,773,369
Hess Corp.	1,721	131,725
Marathon Oil Corp.	4,255	157,563
Murphy Oil Corp.	1,309	97,586
Newfield Exploration Co.*	790	56,967
Noble Energy, Inc.	757	65,163
Occidental Petroleum Corp.	4,321	423,890
Peabody Energy Corp.	1,071	68,523
Petrohawk Energy Corp.*	1,449	26,444
Pioneer Natural Resources Co.	474	41,153
Plains Exploration & Production Co.*	445	14,302
QEP Resources, Inc.*	924	33,550
Range Resources Corp.	61	2,744
Southwestern Energy Co.*	1,604	60,038
Spectra Energy Corp.	3,755	93,837
Sunoco, Inc.	488	19,671
Valero Energy Corp.	2,035	47,049
Whiting Petroleum Corp.*	146	17,110

Total Oil, Gas & Consumable Fuels		7,541,554

Paper & Forest Products - 0.0%
International Paper Co.	740	20,158
MeadWestvaco Corp.	420	10,987

Total Paper & Forest Products		31,145

See Notes to Schedule of Investments.

15 WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

Wisdom Tree Earnings 500 Fund (EPS)

December 31, 2010

Investments	Shares	Value
Personal Products - 0.2%
Avon Products, Inc.	2,231	$64,833
Estee Lauder Cos., Inc. (The) Class A	686	55,360

Total Personal Products		120,193

Pharmaceuticals - 5.1%
Abbott Laboratories	9,522	456,199
Allergan, Inc.	788	54,112
Bristol-Myers Squibb Co.	11,743	310,955
Eli Lilly & Co.	12,696	444,868
Endo Pharmaceuticals Holdings, Inc.*	549	19,605
Forest Laboratories, Inc.*	1,886	60,314
Johnson & Johnson	18,837	1,165,069
Merck & Co., Inc.	8,102	291,996
Mylan, Inc.*	1,341	28,335
Perrigo Co.	364	23,052
Pfizer, Inc.	38,816	679,668
Watson Pharmaceuticals, Inc.*	543	28,046

Total Pharmaceuticals		3,562,219

Professional Services - 0.1%
Equifax, Inc.	674	23,994
IHS, Inc. Class A*	200	16,078
Manpower, Inc.	196	12,301
Robert Half International, Inc.(a)	331	10,129
Verisk Analytics, Inc. Class A*	422	14,382

Total Professional Services		76,884

Real Estate Investment Trusts (REITs) - 0.7%
Annaly Capital Management, Inc.	3,962	70,999
AvalonBay Communities, Inc.(a)	105	11,818
Boston Properties, Inc.	234	20,147
Chimera Investment Corp.	10,488	43,106
Digital Realty Trust, Inc.(a)	120	6,185
Federal Realty Investment Trust	222	17,301
HCP, Inc.	434	15,967
Health Care REIT, Inc.	214	10,195
Kimco Realty Corp.	498	8,984
Nationwide Health Properties, Inc.	426	15,498
Plum Creek Timber Co., Inc.	509	19,062
Public Storage	398	40,365
Rayonier, Inc.	491	25,787
Simon Property Group, Inc.	535	53,227
SL Green Realty Corp.	302	20,388
Ventas, Inc.(a)	538	28,234
Vornado Realty Trust	209	17,416
Weyerhaeuser Co.	3,742	70,836

Total Real Estate Investment Trusts (REITs)		495,515

Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A*	724	14,827

Road & Rail - 0.8%
CSX Corp.	2,195	141,819
JB Hunt Transport Services, Inc.	529	21,588
Kansas City Southern*	248	11,869
Norfolk Southern Corp.	2,107	132,362
Union Pacific Corp.	2,641	244,715

Total Road & Rail		552,353

Semiconductors & Semiconductor Equipment - 3.2%
Altera Corp.	1,657	58,956
Analog Devices, Inc.	1,771	66,714
Applied Materials, Inc.	6,571	92,323
Atmel Corp.*	1,241	15,289
Broadcom Corp. Class A	2,000	87,100
Cree, Inc.*	235	15,484

Investments	Shares	Value
First Solar, Inc.*(a)	474	$61,686
Intel Corp.	51,268	1,078,166
KLA-Tencor Corp.	783	30,255
Lam Research Corp.*	938	48,570
Linear Technology Corp.	1,136	39,294
Maxim Integrated Products, Inc.	1,175	27,753
Microchip Technology, Inc.	893	30,550
Micron Technology, Inc.*	22,081	177,090
NVIDIA Corp.*	1,261	19,419
Skyworks Solutions, Inc.*(a)	397	11,366
Texas Instruments, Inc.	8,542	277,615
Xilinx, Inc.	1,903	55,149

Total Semiconductors & Semiconductor Equipment		2,192,779

Software - 4.5%
Activision Blizzard, Inc.	3,032	37,718
Adobe Systems, Inc.*	1,706	52,511
ANSYS, Inc.*	340	17,704
Autodesk, Inc.*	439	16,770
BMC Software, Inc.*	946	44,594
CA, Inc.	3,181	77,744
Citrix Systems, Inc.*	398	27,227
Factset Research Systems, Inc.(a)	178	16,689
Intuit, Inc.*	1,114	54,920
McAfee, Inc.*	408	18,895
Microsoft Corp.	70,207	1,960,179
Oracle Corp.	20,090	628,817
Red Hat, Inc.*	227	10,363
Rovi Corp.*	219	13,580
Salesforce.com, Inc.*	64	8,448
Symantec Corp.*	4,079	68,282
VMware, Inc. Class A*(a)	349	31,030

Total Software		3,085,471

Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A	177	10,201
Advance Auto Parts, Inc.	493	32,612
AutoZone, Inc.*	275	74,962
Bed Bath & Beyond, Inc.*	1,505	73,971
Best Buy Co., Inc.	3,870	132,702
CarMax, Inc.*	904	28,820
Gap, Inc. (The)	5,541	122,678
Guess ?, Inc.	573	27,114
Home Depot, Inc.	8,750	306,775
Lowe’s Cos., Inc.	7,356	184,489
Ltd. Brands, Inc.	2,058	63,242
O’reilly Automotive, Inc.*	627	37,883
PetSmart, Inc.(a)	590	23,494
Ross Stores, Inc.	856	54,142
Staples, Inc.	3,869	88,097
Tiffany & Co.(a)	511	31,820
TJX Cos., Inc.	3,118	138,408
Urban Outfitters, Inc.*	724	25,926

Total Specialty Retail		1,457,336

Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	1,333	73,728
Fossil, Inc.*	274	19,311
NIKE, Inc. Class B	2,137	182,543
Phillips-Van Heusen Corp.(a)	30	1,890
Polo Ralph Lauren Corp.	490	54,351
VF Corp.(a)	762	65,669

Total Textiles, Apparel & Luxury Goods		397,492

Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	4,436	56,515
New York Community Bancorp, Inc.	2,536	47,803

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds 16

Schedule of Investments (unaudited) (concluded)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2010

Investments	Shares	Value
People’s United Financial, Inc.	727	$10,185

Total Thrifts & Mortgage Finance		114,503

Tobacco - 1.8%
Altria Group, Inc.	14,533	357,803
Lorillard, Inc.	1,198	98,308
Philip Morris International, Inc.	11,425	668,705
Reynolds American, Inc.	3,900	127,218

Total Tobacco		1,252,034

Trading Companies & Distributors - 0.1%
Fastenal Co.(a)	429	25,701
W.W. Grainger, Inc.	349	48,201

Total Trading Companies & Distributors		73,902

Water Utilities - 0.0%
American Water Works Co., Inc.	1,076	27,212

Wireless Telecommunication Services - 0.1%
American Tower Corp. Class A*	770	39,763
MetroPCS Communications, Inc.*	1,493	18,857
NII Holdings, Inc.*	678	30,279

Total Wireless Telecommunication Services		88,899

TOTAL COMMON STOCKS (Cost: $68,516,958)		68,848,152

EXCHANGE-TRADED FUND - 0.5%
WisdomTree LargeCap Dividend Fund (b) (Cost: $283,164)	6,966	321,132

SHORT-TERM INVESTMENT - 0.0%

MONEY MARKET FUND - 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $25,297)	25,297	25,297

INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 1.4%

MONEY MARKET FUND - 1.4%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(d) (Cost: $988,000)(e)	988,000	988,000

TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $69,813,419)(f)		70,182,581
Liabilities in Excess of Cash and Other Assets - (1.3)%		(913,728)

NET ASSETS - 100.0%		$69,268,853

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2010.
(d)	Interest rate shown reflects yield as of December 31, 2010.
(e)	At December 31, 2010, the total market value of the Fund’s securities on loan was $961,862 and the total market value of the collateral held by the Fund was $988,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

17 WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

Wisdom Tree MidCap Earnings Fund (EZM)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 99.3%

Aerospace & Defense - 1.9%
Alliant Techsystems, Inc.*	4,280	$318,560
BE Aerospace, Inc.*	4,592	170,042
Cubic Corp.	1,520	71,668
Curtiss-Wright Corp.(a)	3,600	119,520
DigitalGlobe, Inc.*(a)	691	21,912
Esterline Technologies Corp.*	2,143	146,988
HEICO Corp.(a)	1,102	56,235
Hexcel Corp.*	4,556	82,418
Moog, Inc. Class A*	2,825	112,435
Spirit Aerosystems Holdings, Inc. Class A*	11,913	247,910
Teledyne Technologies, Inc.*	2,944	129,448
TransDigm Group, Inc.*	2,220	159,862
Triumph Group, Inc.	1,311	117,216

Total Aerospace & Defense		1,754,214

Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc.*	2,702	150,853
HUB Group, Inc. Class A*	1,440	50,601

Total Air Freight & Logistics		201,454

Airlines - 0.8%
Alaska Air Group, Inc.*	4,508	255,559
JetBlue Airways Corp.*(a)	17,212	113,771
US Airways Group, Inc.*	40,881	409,219

Total Airlines		778,549

Auto Components - 0.7%
Cooper Tire & Rubber Co.(a)	5,568	131,293
Federal-Mogul Corp.*	8,880	183,372
Gentex Corp.	5,208	153,948
Goodyear Tire & Rubber Co. (The)*	9,040	107,124
Tenneco, Inc.*	2,122	87,342

Total Auto Components		663,079

Automobiles - 0.1%
Thor Industries, Inc.	3,926	133,327

Beverages - 0.1%
Boston Beer Co., Inc. Class A	536	50,968

Biotechnology - 0.9%
BioMarin Pharmaceutical, Inc.	9,673	260,494
Cubist Pharmaceuticals, Inc.*	5,551	118,792
Myriad Genetics, Inc.*	7,469	170,592
Talecris Biotherapeutics Holdings Corp.*	8,081	188,287
United Therapeutics Corp.*	1,638	103,554

Total Biotechnology		841,719

Building Products - 1.7%
A.O. Smith Corp.	2,641	100,569
Armstrong World Industries, Inc.	792	34,056
Lennox International, Inc.	2,500	118,225
Masco Corp.	1,028	13,015
Owens Corning*	40,042	1,247,308
Simpson Manufacturing Co., Inc.(a)	1,694	52,362

Total Building Products		1,565,535

Capital Markets - 3.1%
American Capital Ltd.*	109,868	830,602
Apollo Investment Corp.	5,498	60,863
Ares Capital Corp.	42,979	708,294
BGC Partners, Inc. Class A	1,274	10,587
Eaton Vance Corp.	6,312	190,812
Evercore Partners, Inc. Class A	199	6,766
Federated Investors, Inc. Class B(a)	7,191	188,188
GAMCO Investors, Inc. Class A	1,305	62,653

Investments	Shares	Value
Greenhill & Co., Inc.(a)	745	$60,852
Janus Capital Group, Inc.	12,653	164,109
Knight Capital Group, Inc. Class A*(a)	11,335	156,310
Raymond James Financial, Inc.	7,964	260,423
Waddell & Reed Financial, Inc. Class A	4,915	173,450

Total Capital Markets		2,873,909

Chemicals - 2.9%
Ashland, Inc.	6,724	341,983
Cabot Corp.	4,468	168,220
Cytec Industries, Inc.	3,024	160,453
Huntsman Corp.	1,189	18,560
Intrepid Potash, Inc.*	1,251	46,650
Minerals Technologies, Inc.	1,072	70,120
NewMarket Corp.	1,679	207,138
Olin Corp.	3,114	63,899
OM Group, Inc.	2,083	80,216
PolyOne Corp.*	5,779	72,180
Rockwood Holdings, Inc.*	4,092	160,079
RPM International, Inc.	9,193	203,165
Scotts Miracle-Gro Co. (The) Class A	5,016	254,662
Sensient Technologies Corp.	3,477	127,710
Solutia, Inc.	1,723	39,767
Valhi, Inc.(a)	1,759	38,892
Valspar Corp.(a)	7,116	245,360
W.R. Grace & Co.*	7,251	254,728
Westlake Chemical Corp.	4,257	185,052

Total Chemicals		2,738,834

Commercial Banks - 3.2%
Bank of Hawaii Corp.(a)	4,667	220,329
BOK Financial Corp.	5,186	276,932
City National Corp.	1,980	121,493
Commerce Bancshares, Inc.	6,101	242,393
Cullen/Frost Bankers, Inc.(a)	4,084	249,614
East West Bancorp, Inc.	1,989	38,885
First Citizens BancShares, Inc. Class A	545	103,032
FirstMerit Corp.(a)	5,197	102,849
Fulton Financial Corp.	12,063	124,731
Hancock Holding Co.(a)	2,063	71,916
Iberiabank Corp.(a)	2,144	126,775
International Bancshares Corp.	8,419	168,633
Investors Bancorp, Inc.*	4,406	57,807
Prosperity Bancshares, Inc.	3,965	155,745
Signature Bank*(a)	2,333	116,650
SVB Financial Group*	1,897	100,636
TCF Financial Corp.(a)	10,794	159,859
Trustmark Corp.(a)	4,420	109,793
UMB Financial Corp.(a)	2,775	114,940
United Bankshares, Inc.(a)	2,964	86,549
Valley National Bancorp(a)	10,480	149,864
Westamerica Bancorp.	2,073	114,989

Total Commercial Banks		3,014,414

Commercial Services & Supplies - 2.3%
ABM Industries, Inc.(a)	2,869	75,455
Brink’s Co. (The)	7,289	195,928
Cintas Corp.	8,945	250,102
Clean Harbors, Inc.*	1,703	143,188
Copart, Inc.*	4,962	185,331
Corrections Corp. of America*	7,334	183,790
Covanta Holding Corp.(a)	4,794	82,409
Deluxe Corp.(a)	8,180	188,304
Geo Group, Inc. (The)*	2,704	66,681
Herman Miller, Inc.	1,345	34,029
Higher One Holdings, Inc.	1,188	24,033
HNI Corp.(a)	907	28,298

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds 18

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2010

Investments	Shares	Value
Kar Auction Services, Inc.	5,863	$80,909
R.R. Donnelley & Sons Co.	8,752	152,897
Rollins, Inc.	5,452	107,677
Tetra Tech, Inc.*(a)	3,645	91,344
United Stationers, Inc.*(a)	1,977	126,152
Waste Connections, Inc.*	5,394	148,497

Total Commercial Services & Supplies		2,165,024

Communications Equipment - 1.6%
Acme Packet, Inc.*	790	41,996
ADTRAN, Inc.	3,141	113,736
Arris Group, Inc.*	9,288	104,211
Blue Coat Systems, Inc.	2,155	64,370
Brocade Communications Systems, Inc.*	27,122	143,475
CommScope, Inc.*	3,857	120,416
EchoStar Corp. Class A	280	6,992
Finisar Corp.*	307	9,115
InterDigital, Inc.	4,766	198,456
Loral Space & Communications, Inc.*	2,173	166,234
Netgear, Inc.	1,522	51,261
Plantronics, Inc.	3,050	113,521
Polycom, Inc.*(a)	1,635	63,732
Tellabs, Inc.	39,999	271,193
Viasat, Inc.	721	32,020

Total Communications Equipment		1,500,728

Computers & Peripherals - 0.8%
Diebold, Inc.	3,809	122,078
Lexmark International, Inc. Class A*	10,279	357,915
NCR Corp.*	11,714	180,044
QLogic Corp.*	5,242	89,219

Total Computers & Peripherals		749,256

Construction & Engineering - 1.1%
Aecom Technology Corp.*	9,935	277,882
EMCOR Group, Inc.*	1,758	50,947
MasTec, Inc.*	6,073	88,605
Quanta Services, Inc.*	9,851	196,232
Shaw Group, Inc. (The)	2,971	101,697
URS Corp.*	7,097	295,306

Total Construction & Engineering		1,010,669

Construction Materials - 0.1%
Eagle Materials, Inc.	1,197	33,815
Martin Marietta Materials, Inc.	1,066	98,328

Total Construction Materials		132,143

Consumer Finance - 0.3%
Credit Acceptance Corp.*	3,143	197,286
Ezcorp, Inc. Class A*	4,118	111,721

Total Consumer Finance		309,007

Containers & Packaging - 2.2%
Aptargroup, Inc.	4,308	204,932
Bemis Co., Inc.	6,056	197,789
Graphic Packaging Holding Co.(a)	7,703	29,965
Greif, Inc. Class A	3,258	201,670
Packaging Corp. of America	9,947	257,030
Rock-Tenn Co. Class A	4,687	252,864
Sealed Air Corp.	12,758	324,691
Silgan Holdings, Inc.	5,056	181,055
Sonoco Products Co.	7,806	262,828
Temple-Inland, Inc.	8,457	179,627

Total Containers & Packaging		2,092,451

Distributors - 0.2%
LKQ Corp.*	8,408	191,030

Investments	Shares	Value
Diversified Consumer Services - 3.1%
Career Education Corp.*(a)	14,225	$294,884
Coinstar, Inc.(a)	1,155	65,188
DeVry, Inc.	7,859	377,075
Education Management Corp.*	15,673	283,682
H&R Block, Inc.	45,615	543,275
Hillenbrand, Inc.(a)	5,521	114,892
ITT Educational Services, Inc.*(a)	7,093	451,753
Service Corp. International	29,365	242,261
Sotheby’s	3,292	148,140
Strayer Education, Inc.(a)	945	143,848
Weight Watchers International, Inc.(a)	5,374	201,471

Total Diversified Consumer Services		2,866,469

Diversified Financial Services - 0.2%
CBOE Holdings, Inc.	5,185	118,529
Portfolio Recovery Associates, Inc.*	1,035	77,832

Total Diversified Financial Services		196,361

Diversified Telecommunication Services - 0.7%
AboveNet, Inc.	5,276	308,435
tw telecom, inc.*(a)	18,537	316,056

Total Diversified Telecommunication Services		624,491

Electric Utilities - 3.1%
Allegheny Energy, Inc.	20,723	502,326
ALLETE, Inc.	2,573	95,870
Cleco Corp.	9,262	284,899
DPL, Inc.(a)	12,198	313,611
El Paso Electric Co.*	3,546	97,621
Great Plains Energy, Inc.	14,661	284,277
Hawaiian Electric Industries, Inc.	4,839	110,281
IDACORP, Inc.	4,842	179,057
ITC Holdings Corp.	2,730	169,205
NV Energy, Inc.	19,868	279,145
Portland General Electric Co.	5,387	116,898
UIL Holdings Corp.(a)	2,415	72,353
Unisource Energy Corp.	3,891	139,454
Westar Energy, Inc.	10,308	259,349

Total Electric Utilities		2,904,346

Electrical Equipment - 1.6%
Acuity Brands, Inc.	1,495	86,217
American Superconductor Corp.*	1,092	31,220
Baldor Electric Co.	1,282	80,817
Belden, Inc.(a)	2,246	82,698
Brady Corp. Class A	3,106	101,287
EnerSys*	3,340	107,281
General Cable Corp.*	974	34,178
GrafTech International Ltd.*	7,447	147,748
Hubbell, Inc. Class B	4,107	246,954
II-VI, Inc.*	1,353	62,725
Regal-Beloit Corp.	2,916	194,672
Thomas & Betts Corp.*	3,406	164,510
Woodward Governor Co.	3,513	131,948

Total Electrical Equipment		1,472,255

Electronic Equipment, Instruments & Components - 2.7%
Anixter International, Inc.	1,797	107,335
Arrow Electronics, Inc.*	13,569	464,738
AVX Corp.	15,311	236,249
Cognex Corp.	1,526	44,895
Ingram Micro, Inc. Class A*	19,904	379,967
IPG Photonics Corp.*	1,067	33,739
Itron, Inc.	1,833	101,640
Jabil Circuit, Inc.	13,051	262,195

See Notes to Schedule of Investments.

19 WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2010

Investments	Shares	Value
Molex, Inc.(a)	8,293	$188,417
National Instruments Corp.	2,135	80,361
Plexus Corp.*(a)	3,629	112,281
Tech Data Corp.*	5,666	249,417
Vishay Intertechnology, Inc.*	19,318	283,588

Total Electronic Equipment, Instruments & Components		2,544,822

Energy Equipment & Services - 2.6%
Atwood Oceanics, Inc.*(a)	8,244	308,078
Bristow Group, Inc.*	2,674	126,614
CARBO Ceramics, Inc.	843	87,284
Dresser-Rand Group, Inc.*	3,880	165,249
Dril-Quip, Inc.*	1,749	135,932
Lufkin Industries, Inc.(a)	712	44,422
Oceaneering International, Inc.*	3,128	230,315
Oil States International, Inc.*	3,151	201,948
Patterson-UTI Energy, Inc.	2,018	43,488
Rowan Cos., Inc.*	9,998	349,030
RPC, Inc.(a)	5,335	96,670
SEACOR Holdings, Inc.(a)	2,476	250,299
Tidewater, Inc.	3,853	207,446
Unit Corp.*	3,380	157,102

Total Energy Equipment & Services		2,403,877

Food & Staples Retailing - 0.5%
BJ’s Wholesale Club, Inc.*	3,550	170,045
Casey’s General Stores, Inc.	3,155	134,119
Ruddick Corp.(a)	3,159	116,378
United Natural Foods, Inc.*(a)	2,236	82,016

Total Food & Staples Retailing		502,558

Food Products - 1.8%
Corn Products International, Inc.	4,348	200,008
Dean Foods Co.*	23,611	208,721
Del Monte Foods Co.	13,668	256,958
Flowers Foods, Inc.	5,990	161,191
Hain Celestial Group, Inc. (The)	1,250	33,825
Lancaster Colony Corp.(a)	2,287	130,816
Pilgrim’s Pride Corp.*	17,772	126,004
Ralcorp Holdings, Inc.	4,406	286,434
Smithfield Foods, Inc.	3,208	66,181
Tootsie Roll Industries, Inc.	2,739	79,349
TreeHouse Foods, Inc.*	1,935	98,859

Total Food Products		1,648,346

Gas Utilities - 2.5%
AGL Resources, Inc.	7,857	281,673
Atmos Energy Corp.	7,388	230,506
Energen Corp.	6,842	330,195
New Jersey Resources Corp.(a)	3,143	135,495
Nicor, Inc.	3,681	183,755
Northwest Natural Gas Co.	1,987	92,336
Piedmont Natural Gas Co., Inc.(a)	4,488	125,484
Questar Corp.	19,254	335,212
South Jersey Industries, Inc.	1,512	79,864
Southwest Gas Corp.	3,542	129,885
UGI Corp.(a)	8,839	279,136
WGL Holdings, Inc.	2,869	102,624
Total Gas Utilities		2,306,165
Health Care Equipment & Supplies - 2.2%
Align Technology, Inc.*(a)	4,618	90,236
American Medical Systems Holdings, Inc.*	4,750	89,585
Beckman Coulter, Inc.	3,536	266,013
Cooper Cos., Inc. (The)	2,278	128,343
Gen-Probe, Inc.*(a)	2,062	120,318

Investments	Shares	Value
Haemonetics Corp.*	1,171	$73,984
Hill-Rom Holdings, Inc.	3,151	124,055
IDEXX Laboratories, Inc.*	2,197	152,076
Immucor, Inc.*	4,949	98,139
Integra LifeSciences Holdings Corp.	1,595	75,443
Kinetic Concepts, Inc.*	7,030	294,416
Masimo Corp.	2,631	76,483
Sirona Dental Systems, Inc.*	2,532	105,787
STERIS Corp.	1,840	67,086
Teleflex, Inc.	3,197	172,031
Thoratec Corp.*	2,330	65,986
West Pharmaceutical Services, Inc.(a)	2,307	95,048

Total Health Care Equipment & Supplies		2,095,029

Health Care Providers & Services - 5.0%
Accretive Health, Inc.*	877	14,251
AMERIGROUP Corp.*(a)	5,961	261,807
Catalyst Health Solutions, Inc.*	1,955	90,888
Centene Corp.*(a)	4,323	109,545
Chemed Corp.	1,498	95,138
Community Health Systems, Inc.*	8,954	334,611
Coventry Health Care, Inc.*	24,952	658,733
Emergency Medical Services Corp. Class A*	2,350	151,834
Health Management Associates, Inc. Class A*	19,044	181,680
Health Net, Inc.*	5,243	143,081
Healthsouth Corp.*(a)	7,136	147,787
Healthspring, Inc.*	7,866	208,685
HMS Holdings Corp.*	721	46,699
LifePoint Hospitals, Inc.*	4,924	180,957
Lincare Holdings, Inc.(a)	7,875	211,286
Magellan Health Services, Inc.*	3,819	180,562
Mednax, Inc.*	3,532	237,668
Omnicare, Inc.	9,357	237,574
Owens & Minor, Inc.(a)	4,971	146,297
Patterson Cos., Inc.	8,641	264,674
PSS World Medical, Inc.*	3,643	82,332
Universal American Corp.(a)	12,828	262,333
Universal Health Services, Inc. Class B	7,058	306,458
VCA Antech, Inc.*(a)	5,773	134,453

Total Health Care Providers & Services		4,689,333

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.	1,159	22,334
athenahealth, Inc.*	317	12,991
Emdeon, Inc. Class A	1,069	14,474
MedAssets, Inc.	1,307	26,388
Quality Systems, Inc.	938	65,491

Total Health Care Technology		141,678

Hotels, Restaurants & Leisure - 1.3%
Bally Technologies, Inc.*	3,005	126,781
Brinker International, Inc.	6,478	135,261
Cheesecake Factory (The)*	2,309	70,794
Choice Hotels International, Inc.(a)	3,374	129,123
Cracker Barrel Old Country Store, Inc.	1,990	108,992
International Speedway Corp. Class A	2,742	71,758
Life Time Fitness, Inc.*(a)	2,438	99,934
Panera Bread Co. Class A*	1,209	122,363
PF Chang's China Bistro, Inc.	988	47,878
SIX Flags Entertainment Corp.	1,033	56,195
Texas Roadhouse, Inc.*	3,693	63,409
Vail Resorts, Inc.*	642	33,410
WMS Industries, Inc.*	3,043	137,665
Total Hotels, Restaurants & Leisure		1,203,563

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds 20

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2010

Investments	Shares	Value
Household Durables - 1.9%
D.R. Horton, Inc.	25,753	$307,233
Harman International Industries, Inc.	1,971	91,258
Jarden Corp.	3,246	100,204
Leggett & Platt, Inc.	9,474	215,628
Lennar Corp. Class A(a)	6,263	117,431
MDC Holdings, Inc.	3,978	114,447
Mohawk Industries, Inc.*	3,113	176,694
NVR, Inc.*	359	248,076
Tempur-Pedic International, Inc.*	4,552	182,353
Tupperware Brands Corp.	5,565	265,284

Total Household Durables		1,818,608

Independent Power Producers & Energy Traders - 0.0%
Ormat Technologies, Inc.	930	27,509

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	4,128	164,047
Seaboard Corp.	116	230,956

Total Industrial Conglomerates		395,003

Insurance - 7.7%
Alleghany Corp.*	652	199,753
American Financial Group, Inc.	16,563	534,819
American National Insurance Co.	1,554	133,054
Arthur J. Gallagher & Co.	5,381	156,479
Assurant, Inc.	17,010	655,225
Brown & Brown, Inc.(a)	7,339	175,696
CNO Financial Group, Inc.*	28,040	190,111
Delphi Financial Group, Inc. Class A	7,689	221,751
Erie Indemnity Co. Class A	1,806	118,239
Fidelity National Financial, Inc. Class A	26,090	356,911
First American Financial Corp.*	10,182	152,119
Hanover Insurance Group, Inc. (The)	3,301	154,223
HCC Insurance Holdings, Inc.	13,094	378,940
Markel Corp.*(a)	636	240,491
Mercury General Corp.	4,446	191,222
Primerica, Inc.*(a)	15,953	386,860
ProAssurance Corp.*(a)	3,901	236,401
Protective Life Corp.	14,498	386,227
Reinsurance Group of America, Inc.	9,087	488,063
RLI Corp.(a)	2,329	122,436
StanCorp Financial Group, Inc.(a)	5,834	263,347
Symetra Financial Corp.	13,942	191,005
Transatlantic Holdings, Inc.	8,714	449,817
Unitrin, Inc.	8,999	220,835
W.R. Berkley Corp.	18,384	503,354
Wesco Financial Corp.	232	85,471

Total Insurance		7,192,849

Internet & Catalog Retail - 0.1%
HSN, Inc.*(a)	3,691	113,092

Internet Software & Services - 0.5%
Ancestry.com, Inc.*	1,317	37,297
Digital River, Inc.*(a)	822	28,293
Equinix, Inc.*	517	42,011
j2 Global Communications, Inc.*	3,042	88,066
OpenTable, Inc.	170	11,982
Rackspace Hosting, Inc.	1,643	51,607
ValueClick, Inc.*	5,454	87,428
WebMD Health Corp.	2,213	112,996

Total Internet Software & Services		459,680

IT Services - 3.4%
Acxiom Corp.*(a)	3,564	61,123
Alliance Data Systems Corp.*(a)	3,244	230,421

Investments	Shares	Value
Broadridge Financial Solutions, Inc.	11,242	$246,537
CACI International, Inc. Class A*(a)	2,483	132,592
Convergys Corp.*	10,300	135,651
CoreLogic, Inc.*	5,415	100,286
DST Systems, Inc.	6,475	287,166
Gartner, Inc.*(a)	3,050	101,260
Global Payments, Inc.	5,245	242,372
iGate Corp.	2,494	49,157
Jack Henry & Associates, Inc.	4,987	145,371
Lender Processing Services, Inc.	11,860	350,107
Mantech International Corp. Class A	3,617	149,491
NeuStar, Inc. Class A*	4,896	127,541
Sapient Corp.	9,501	114,962
SRA International, Inc. Class A*	4,432	90,634
Syntel, Inc.	2,928	139,929
TeleTech Holdings, Inc.*	3,518	72,436
Total System Services, Inc.	15,909	244,680
VeriFone Systems, Inc.*	1,473	56,799
Wright Express Corp.*	2,118	97,428

Total IT Services		3,175,943

Leisure Equipment & Products - 0.2%
Eastman Kodak Co.	6,514	34,915
Polaris Industries, Inc.(a)	2,070	161,501

Total Leisure Equipment & Products		196,416

Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories, Inc. Class A*	1,779	184,749
Bruker Corp.*	7,614	126,392
Charles River Laboratories International, Inc.*(a)	831	29,534
Covance, Inc.*(a)	1,765	90,739
Dionex Corp.*	624	73,638
PerkinElmer, Inc.	5,027	129,797
Pharmaceutical Product Development, Inc.(a)	4,443	120,583
Techne Corp.(a)	1,992	130,815

Total Life Sciences Tools & Services		886,247

Machinery - 4.1%
Actuant Corp. Class A	2,963	78,875
CLARCOR, Inc.	2,598	111,428
Crane Co.	4,221	173,357
Gardner Denver, Inc.	2,508	172,601
Graco, Inc.	2,784	109,829
Harsco Corp.	3,919	110,986
IDEX Corp.	4,486	175,492
Kaydon Corp.	1,582	64,419
Kennametal, Inc.	2,722	107,410
Lincoln Electric Holdings, Inc.	1,908	124,535
Middleby Corp.*	1,007	85,011
Mueller Industries, Inc.	1,975	64,583
Navistar International Corp.*	5,173	299,568
Nordson Corp.	867	79,660
Oshkosh Corp.*(a)	26,770	943,375
Pentair, Inc.	5,644	206,062
Sauer-Danfoss, Inc.	665	18,786
Snap-On, Inc.	3,252	183,998
SPX Corp.	2,885	206,249
Toro Co. (The)	1,738	107,130
Trinity Industries, Inc.(a)	3,071	81,719
Valmont Industries, Inc.(a)	1,264	112,155
Wabtec Corp.	2,705	143,068
Watts Water Technologies, Inc. Class A	2,177	79,656

Total Machinery		3,839,952

See Notes to Schedule of Investments.

21 WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2010

Investments	Shares	Value
Marine - 0.2%
Alexander & Baldwin, Inc.(a)	1,663	$66,570
Kirby Corp.*(a)	3,120	137,436

Total Marine		204,006

Media - 2.1%
Cinemark Holdings, Inc.	9,650	166,366
DreamWorks Animation SKG, Inc. Class A*(a)	4,977	146,672
Gannett Co., Inc.(a)	36,968	557,847
John Wiley & Sons, Inc. Class A	4,225	191,139
Madison Square Garden, Inc. Class A*	3,444	88,786
Meredith Corp.(a)	3,528	122,245
Morningstar, Inc.*(a)	1,699	90,183
New York Times Co. (The) Class A*	6,743	66,081
Regal Entertainment Group Class A	8,032	94,296
Valassis Communications, Inc.*	2,859	92,489
Washington Post Co. (The) Class B(a)	875	384,563

Total Media		2,000,667

Metals & Mining - 1.3%
AK Steel Holding Corp.(a)	4,477	73,288
Allied Nevada Gold Corp.	1,964	51,673
Compass Minerals International, Inc.	2,038	181,932
Globe Specialty Metals, Inc.	1,012	17,295
Hecla Mining Co.*(a)	7,897	88,920
Reliance Steel & Aluminum Co.	5,925	302,767
Royal Gold, Inc.	640	34,963
Schnitzer Steel Industries, Inc. Class A	1,422	94,407
Steel Dynamics, Inc.	10,843	198,427
Stillwater Mining Co.	1,459	31,150
Titanium Metals Corp.*	4,398	75,558
Worthington Industries, Inc.	4,750	87,400

Total Metals & Mining		1,237,780

Multiline Retail - 0.6%
99 Cents Only Stores*	5,320	84,801
Big Lots, Inc.*	9,405	286,476
Dillard’s, Inc. Class A(a)	4,593	174,258
Saks, Inc.*(a)	1,784	19,089

Total Multiline Retail		564,624

Multi-Utilities - 1.2%
Avista Corp.	5,174	116,519
Black Hills Corp.	2,364	70,920
Integrys Energy Group, Inc.	4,168	202,190
MDU Resources Group, Inc.	13,746	278,631
TECO Energy, Inc.	15,973	284,319
Vectren Corp.	6,689	169,767

Total Multi-Utilities		1,122,346

Office Electronics - 0.1%
Zebra Technologies Corp. Class A*	2,836	107,740

Oil, Gas & Consumable Fuels - 2.6%
Berry Petroleum Co. Class A	2,676	116,941
Bill Barrett Corp.*(a)	2,980	122,567
Brigham Exploration Co.	1,282	34,922
Cabot Oil & Gas Corp.	2,828	107,040
EXCO Resources, Inc.	37,681	731,765
Forest Oil Corp.*	8,236	312,721
Holly Corp.	1,546	63,031
International Coal Group, Inc.	1,223	9,466
Northern Oil and Gas, Inc.	374	10,177
Quicksilver Resources, Inc.*	9,283	136,831
Rosetta Resources, Inc.*	883	33,236
SM Energy Co.*	1,281	75,489

Investments	Shares	Value
Southern Union Co.	10,115	$243,468
Swift Energy Co.	1,436	56,219
W&T Offshore, Inc.(a)	10,825	193,443
World Fuel Services Corp.	5,272	190,636

Total Oil, Gas & Consumable Fuels		2,437,952

Paper & Forest Products - 0.1%
Schweitzer-Mauduit International, Inc.	1,253	78,839

Personal Products - 0.4%
Alberto-Culver Co.	4,941	183,015
Nu Skin Enterprises, Inc. Class A(a)	4,916	148,758

Total Personal Products		331,773

Pharmaceuticals - 0.7%
Impax Laboratories, Inc.*	16,674	335,314
Medicis Pharmaceutical Corp. Class A(a)	5,481	146,836
Par Pharmaceutical Cos., Inc.*	2,512	96,737
Viropharma, Inc.*	6,614	114,555

Total Pharmaceuticals		693,442

Professional Services - 0.6%
Corporate Executive Board Co. (The)	1,469	55,161
CoStar Group, Inc.	319	18,362
Dun & Bradstreet Corp.	3,014	247,419
FTI Consulting, Inc.*	3,247	121,048
Towers Watson & Co. Class A	1,824	94,957

Total Professional Services		536,947

Real Estate Investment Trusts (REITs) - 2.7%
Alexander’s, Inc.	197	81,219
Alexandria Real Estate Equities, Inc.	744	54,505
American Campus Communities, Inc.	606	19,247
American Capital Agency Corp.(a)	7,571	217,591
BioMed Realty Trust, Inc.	994	18,538
BRE Properties, Inc.	227	9,875
CommonWealth REIT	2,419	61,709
Corporate Office Properties Trust SBI MD(a)	642	22,438
DuPont Fabros Technology, Inc.(a)	712	15,144
EastGroup Properties, Inc.	600	25,392
Entertainment Properties Trust(a)	1,695	78,394
Equity Lifestyle Properties, Inc.	738	41,276
Equity One, Inc.	1,689	30,706
Essex Property Trust, Inc.	379	43,289
Extra Space Storage, Inc.	1,754	30,520
Hatteras Financial Corp.	6,387	193,335
Healthcare Realty Trust, Inc.	710	15,031
Highwoods Properties, Inc.(a)	859	27,359
Home Properties, Inc.	365	20,254
Hospitality Properties Trust	6,470	149,069
Liberty Property Trust	1,535	48,997
Mack-Cali Realty Corp.(a)	1,755	58,020
Medical Properties Trust, Inc.	2,019	21,866
MFA Financial, Inc.(a)	39,744	324,311
Mid-America Apartment Communities, Inc.	300	19,047
National Health Investors, Inc.	1,760	79,235
National Retail Properties, Inc.(a)	1,890	50,085
Omega Healthcare Investors, Inc.(a)	3,359	75,376
Potlatch Corp.	946	30,792
PS Business Parks, Inc.	821	45,746
Realty Income Corp.(a)	3,447	117,887
Redwood Trust, Inc.(a)	10,445	155,944
Regency Centers Corp.	1,340	56,602
Senior Housing Properties Trust	6,676	146,471
Tanger Factory Outlet Centers	671	34,348
Taubman Centers, Inc.	428	21,605

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds 22

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2010

Investments	Shares	Value
Washington Real Estate Investment Trust(a)	1,012	$31,362
Weingarten Realty Investors	1,983	47,116

Total Real Estate Investment Trusts (REITs)		2,519,701

Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A*(a)	7,757	129,465
Jones Lang LaSalle, Inc.	1,672	140,314

Total Real Estate Management & Development		269,779

Road & Rail - 0.9%
Amerco, Inc.*	1,434	137,721
Avis Budget Group, Inc.	3,212	49,979
Con-way, Inc.	180	6,583
Dollar Thrifty Automotive Group	1,904	89,983
Genesee & Wyoming, Inc. Class A*	1,728	91,498
Heartland Express, Inc.	3,627	58,104
Knight Transportation, Inc.	3,553	67,507
Landstar System, Inc.	2,495	102,145
Old Dominion Freight Line, Inc.*	2,515	80,455
Ryder System, Inc.(a)	2,127	111,965
Werner Enterprises, Inc.	3,841	86,807

Total Road & Rail		882,747

Semiconductors & Semiconductor Equipment - 4.3%
Amkor Technology, Inc.*	42,875	316,846
Atheros Communications, Inc.*	3,208	115,231
Cymer, Inc.*(a)	1,802	81,216
Cypress Semiconductor Corp.	4,398	81,715
Diodes, Inc.*	2,729	73,656
Fairchild Semiconductor International, Inc.*	9,458	147,640
Hittite Microwave Corp.*(a)	1,370	83,625
International Rectifier Corp.*	4,654	138,177
Intersil Corp. Class A(a)	1,421	21,699
LSI Corp.*	21,373	128,024
MEMC Electronic Materials, Inc.	210	2,365
Microsemi Corp.*	2,941	67,349
National Semiconductor Corp.	21,854	300,711
Novellus Systems, Inc.*	7,788	251,708
Omnivision Technologies, Inc.	2,072	61,352
ON Semiconductor Corp.*	38,259	377,999
PMC - Sierra, Inc.	12,352	106,104
Power Integrations, Inc.	1,415	56,798
Rambus, Inc.	1,002	20,521
RF Micro Devices, Inc.*	17,172	126,214
Semtech Corp.*(a)	788	17,840
Silicon Laboratories, Inc.*	2,512	115,602
Spansion, Inc. Class A*	16,716	346,021
SunPower Corp. Class A*(a)	2,400	30,792
Teradyne, Inc.*	28,394	398,652
TriQuint Semiconductor, Inc.*	16,175	189,086
Varian Semiconductor Equipment Associates, Inc.*	5,330	197,050
Veeco Instruments, Inc.*	4,949	212,609

Total Semiconductors & Semiconductor Equipment		4,066,602

Software - 1.6%
Advent Software, Inc.*	435	25,195
Ariba, Inc.*	340	7,987
Blackbaud, Inc.	1,311	33,955
Blackboard, Inc.*(a)	595	24,574
Cadence Design Systems, Inc.*	22,002	181,737
CommVault Systems, Inc.*	865	24,756
Compuware Corp.*	8,984	104,843
Concur Technologies, Inc.*	498	25,861

Investments	Shares	Value
Fortinet, Inc.*	2,509	$81,166
Informatica Corp.*	2,063	90,834
JDA Software Group, Inc.*(a)	743	20,804
Lawson Software, Inc.*	2,236	20,683
Mentor Graphics Corp.*	1,531	18,372
MICROS Systems, Inc.*	3,251	142,589
Parametric Technology Corp.	780	17,574
Pegasystems, Inc.	237	8,681
Progress Software Corp.*	1,273	53,873
Quest Software, Inc.*	4,014	111,348
SolarWinds, Inc.	2,371	45,642
Solera Holdings, Inc.	2,172	111,467
SS&C Technologies Holdings, Inc.	1,636	33,554
Synopsys, Inc.*	10,163	273,486
Taleo Corp. Class A	158	4,369
TIBCO Software, Inc.*	4,296	84,674

Total Software		1,548,024

Specialty Retail - 5.0%
Aaron’s, Inc.	6,603	134,635
Aeropostale, Inc.*	12,440	306,522
American Eagle Outfitters, Inc.(a)	11,833	173,117
AnnTaylor Stores Corp.*	2,730	74,775
AutoNation, Inc.*(a)	9,851	277,798
Buckle, Inc. (The)	3,908	147,605
Cabela’s, Inc.*	3,402	73,993
Chico’s FAS, Inc.	10,911	131,259
Childrens Place Retail Stores, Inc. (The)*	2,045	101,514
Collective Brands, Inc.*	5,840	123,224
Dick’s Sporting Goods, Inc.*	5,279	197,963
Dress Barn, Inc.	7,345	194,055
DSW, Inc. Class A*	3,045	119,059
Express, Inc.	8,804	165,515
Foot Locker, Inc.(a)	7,606	149,230
GameStop Corp. Class A*(a)	20,885	477,849
J Crew Group, Inc.*	4,182	180,411
Jo-Ann Stores, Inc.*(a)	1,627	97,978
JOS A Bank Clothiers, Inc.*	2,274	91,688
Men’s Wearhouse, Inc. (The)	2,777	69,369
OfficeMax, Inc.*	2,880	50,976
Penske Automotive Group, Inc.*(a)	6,996	121,870
Pier 1 Imports, Inc.*(a)	10,451	109,736
RadioShack Corp.	14,517	268,419
Rent-A-Center, Inc.	7,162	231,189
Sally Beauty Holdings, Inc.*(a)	12,225	177,629
Tractor Supply Co.	3,895	188,869
Ulta Salon Cosmetics & Fragrance, Inc.*	2,047	69,598
Williams-Sonoma, Inc.	5,872	209,572

Total Specialty Retail		4,715,417

Textiles, Apparel & Luxury Goods - 1.7%
Carter’s, Inc.*	5,507	162,512
Columbia Sportswear Co.	1,515	91,355
CROCS, Inc.*	3,293	56,376
Deckers Outdoor Corp.*	1,990	158,683
Hanesbrands, Inc.*(a)	8,331	211,607
Iconix Brand Group, Inc.*	5,561	107,383
Jones Group, Inc. (The)	4,534	70,458
Skechers U.S.A., Inc. Class A*	8,861	177,220
Steven Madden Ltd.*	1,874	78,183
Timberland Co. (The) Class A*	4,057	99,762
Under Armour, Inc. Class A*(a)	1,338	73,376
Warnaco Group, Inc. (The)*	2,990	164,659
Wolverine World Wide, Inc.	3,674	117,127

Total Textiles, Apparel & Luxury Goods		1,568,701

See Notes to Schedule of Investments.

23 WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2010

｢｢Investments	Shares	Value
Thrifts & Mortgage Finance - 0.6%
Astoria Financial Corp.	5,124	$71,275
Capitol Federal Financial, Inc.	7,617	90,722
First Niagara Financial Group, Inc.(a)	10,567	147,727
NewAlliance Bancshares, Inc.	4,909	73,537
Northwest Bancshares, Inc.	4,904	57,671
TFS Financial Corp.	1,381	12,456
Washington Federal, Inc.	8,640	146,189

Total Thrifts & Mortgage Finance		599,577

Tobacco - 0.1%
Vector Group Ltd.(a)	3,871	67,046

Trading Companies & Distributors - 0.6%
Applied Industrial Technologies, Inc.	2,926	95,036
GATX Corp.(a)	2,386	84,178
MSC Industrial Direct Co. Class A	2,689	173,951
Watsco, Inc.	1,321	83,329
WESCO International, Inc.*	2,402	126,826

Total Trading Companies & Distributors		563,320

Water Utilities - 0.2%
Aqua America, Inc.	6,545	147,132

Wireless Telecommunication Services - 0.5%
Syniverse Holdings, Inc.*	3,128	96,499
Telephone & Data Systems, Inc.	5,075	185,491
United States Cellular Corp.*	3,791	189,323

Total Wireless Telecommunication Services		471,313

TOTAL COMMON STOCKS (Cost: $88,858,711)		93,206,377

	Principal Amount
CORPORATE BOND - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 0.00%, 12/31/15** (Cost: $5,155)	$1,612	1,612

	Shares
EXCHANGE-TRADED FUND - 0.6%
WisdomTree MidCap Dividend Fund (b) (Cost: $487,519)	10,628	538,840

SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $85,957)	85,957	85,957

INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 13.2%
MONEY MARKET FUND - 13.2%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(d) (Cost: $12,400,000)(e)	12,400,000	12,400,000

TOTAL INVESTMENTS IN SECURITIES - 113.2% (Cost: $101,837,342)(f)		106,232,786
Liabilities in Excess of Other Assets - (13.2)%		(12,353,807)

NET ASSETS - 100.0%		$93,878,979

*	Non-income producing security.
**	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(a)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2010.
(d)	Interest rate shown reflects yield as of December 31, 2010.
(e)	At December 31, 2010, the total market value of the Fund’s securities on loan was $12,061,540 and the total market value of the collateral held by the Fund was $12,400,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds 24

Schedule of Investments (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 99.8%

Aerospace & Defense - 1.4%
AAR Corp.*	7,805	$214,403
Aerovironment, Inc.*	3,638	97,608
American Science & Engineering, Inc.	2,097	178,727
Applied Signal Technology, Inc.	1,628	61,685
Astronics Corp.*	2,007	42,147
Ceradyne, Inc.*	4,720	148,822
Ducommun, Inc.	4,181	91,062
GeoEye, Inc.*	1,991	84,398
Global Defense Technology & Systems, Inc.*	916	15,444
Herley Industries, Inc.*	3,754	65,019
Kratos Defense & Security Solutions, Inc.*	5,274	69,459
Ladish Co., Inc.*	2,333	113,407
LMI Aerospace, Inc.*	3,801	60,778
National Presto Industries, Inc.	2,196	285,502
Orbital Sciences Corp.*	9,213	157,819

Total Aerospace & Defense		1,686,280

Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc.*	22,848	180,499
Dynamex, Inc.*	2,047	50,684
Forward Air Corp.(a)	4,171	118,373
Pacer International, Inc.*	8,349	57,107
Park-Ohio Holdings Corp.*	2,051	42,886

Total Air Freight & Logistics		449,549

Airlines - 1.6%
AirTran Holdings, Inc.*	33,225	245,533
Allegiant Travel Co.	5,996	295,243
Hawaiian Holdings, Inc.*	40,709	319,159
Pinnacle Airlines Corp.*	13,316	105,196
Republic Airways Holdings, Inc.*(a)	72,281	529,097
Skywest, Inc.	21,792	340,391

Total Airlines		1,834,619

Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc.*	27,260	350,564
Amerigon, Inc.*	3,083	33,543
Dorman Products, Inc.*	5,090	184,462
Drew Industries, Inc.*	5,595	127,118
Exide Technologies*	27,872	262,275
Fuel Systems Solutions, Inc.*	8,992	264,185
Motorcar Parts of America, Inc.*	3,822	49,839
Spartan Motors, Inc.	2,875	17,509
Standard Motor Products, Inc.	4,887	66,952
Stoneridge, Inc.*	1,647	26,006
Superior Industries International, Inc.	5,975	126,789

Total Auto Components		1,509,242

Automobiles - 0.0%
Winnebago Industries, Inc.*	563	8,558

Beverages - 0.3%
Coca-Cola Bottling Co. Consolidated	2,787	154,901
MGP Ingredients, Inc.*	3,863	42,648
National Beverage Corp.	11,804	155,105

Total Beverages		352,654

Biotechnology - 1.7%
Ariad Pharmaceuticals, Inc.*(a)	98,609	502,906
Emergent Biosolutions, Inc.*	6,171	144,772
Genomic Health, Inc.*	373	7,978
GTX, Inc.*(a)	20,224	53,593
Martek Biosciences Corp.*	8,893	278,351

Investments	Shares	Value
NABI Biopharmaceuticals*	6,292	$36,431
Osiris Therapeutics, Inc.*(a)	4,430	34,510
PDL BioPharma, Inc.	104,891	653,471
Rigel Pharmaceuticals, Inc.*	16,590	124,923
Sciclone Pharmaceuticals, Inc.*	21,555	90,100
Zalicus, Inc.*	5,895	9,314

Total Biotechnology		1,936,349

Building Products - 0.4%
AAON, Inc.(a)	3,640	102,684
Ameron International Corp.	1,448	110,584
Apogee Enterprises, Inc.	1,189	16,016
Griffon Corp.*(a)	3,613	46,030
Insteel Industries, Inc.	525	6,557
Quanex Building Products Corp.	7,438	141,099
Universal Forest Products, Inc.	2,030	78,967

Total Building Products		501,937

Capital Markets - 4.5%
Arlington Asset Investment Corp. Class A	3,394	81,422
Artio Global Investors, Inc. Class A	25,670	378,632
BlackRock Kelso Capital Corp.(a)	32,621	360,788
Calamos Asset Management, Inc. Class A	6,404	89,656
Capital Southwest Corp.	2,852	296,038
Cohen & Steers, Inc.	7,783	203,136
Diamond Hill Investment Group, Inc.	724	52,374
Duff & Phelps Corp. Class A	3,966	66,867
Epoch Holding Corp.	3,117	48,407
Fifth Street Finance Corp.(a)	9,321	113,157
Financial Engines, Inc.*	15,892	315,138
GFI Group, Inc.	6,982	32,746
Gladstone Capital Corp.	6,087	70,122
Gladstone Investment Corp.	8,329	63,717
Gleacher & Co., Inc.*	3,765	8,923
Golub Capital BDC, Inc.*	5,042	86,319
Harris & Harris Group, Inc.*	3,657	16,018
Hercules Technology Growth Capital, Inc.	600	6,216
HFF, Inc. Class A*	3,735	36,080
International Assets Holding Corp.*(a)	2,672	63,059
Internet Capital Group, Inc.*	10,794	153,491
Investment Technology Group, Inc.*	4,839	79,214
JMP Group, Inc.	5,327	40,645
KBW, Inc.(a)	4,133	115,393
Main Street Capital Corp.(a)	7,778	141,482
MCG Capital Corp.(a)	3,746	26,110
Medallion Financial Corp.	819	6,716
MVC Capital, Inc.	9,753	142,394
Oppenheimer Holdings, Inc. Class A	4,924	129,058
optionsXpress Holdings, Inc.*	12,765	200,028
PennantPark Investment Corp.	13,383	163,808
Piper Jaffray Cos.*	2,885	101,004
Prospect Capital Corp.(a)	33,006	356,465
Solar Capital Ltd.*	25,967	643,462
TICC Capital Corp.	21,853	244,972
TradeStation Group, Inc.*	9,812	66,231
Triangle Capital Corp.	6,452	122,588
US Global Investors, Inc. Class A(a)	2,650	21,544
Virtus Investment Partners, Inc.*	211	9,573
Westwood Holdings Group, Inc.	1,245	49,750

Total Capital Markets		5,202,743

Chemicals - 2.7%
A. Schulman, Inc.	8,084	185,043
Arch Chemicals, Inc.	7,845	297,561
Balchem Corp.	4,231	143,050

See Notes to Schedule of Investments.

25 WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2010

Investments	Shares	Value
Calgon Carbon Corp.*	12,843	$194,186
H.B. Fuller Co.	10,545	216,383
Hawkins, Inc.	2,531	112,376
Innophos Holdings, Inc.	4,045	145,944
Innospec, Inc.*	12,500	255,000
KMG Chemicals, Inc.	4,177	69,213
Koppers Holdings, Inc.	3,399	121,616
Kraton Performance Polymers, Inc.*	13,002	402,412
Landec Corp.*	4,263	25,493
LSB Industries, Inc.*	1,654	40,126
NL Industries, Inc.	5,384	60,085
Omnova Solutions, Inc.*	10,476	87,579
Quaker Chemical Corp.	3,665	152,721
Spartech Corp.*	3,577	33,481
Stepan Co.(a)	3,840	292,877
STR Holdings, Inc.*(a)	9,726	194,520
Zagg, Inc.*(a)	3,603	27,455
Zep, Inc.	3,010	59,839
Total Chemicals		3,116,960
Commercial Banks - 6.7%
1st Source Corp.	6,357	128,666
1st United Bancorp, Inc./Boca Raton*	4,866	33,624
Ameris Bancorp*	616	6,493
Arrow Financial Corp.(a)	3,630	99,861
Bancfirst Corp.(a)	4,540	187,003
Bancorp Rhode Island, Inc.(a)	1,295	37,672
BancorpSouth, Inc.(a)	1,267	20,209
Bank of Marin Bancorp	1,661	58,135
Bank of the Ozarks, Inc.(a)	6,300	273,105
Bryn Mawr Bank Corp.	1,811	31,602
Camden National Corp.	2,656	96,227
Cardinal Financial Corp.	7,273	84,585
Chemical Financial Corp.(a)	3,238	71,722
Citizens & Northern Corp.	4,749	70,570
City Holding Co.(a)	5,036	182,454
Columbia Banking System, Inc.	2,987	62,906
Community Bank System, Inc.(a)	10,049	279,061
Community Trust Bancorp, Inc.(a)	4,883	141,412
CVB Financial Corp.(a)	37,656	326,477
Danvers Bancorp, Inc.	4,365	77,130
Eagle Bancorp, Inc.*(a)	4,050	58,441
Financial Institutions, Inc.	3,974	75,387
First Bancorp	4,366	66,843
First Commonwealth Financial Corp.	8,629	61,093
First Financial Bancorp(a)	13,348	246,671
First Financial Bankshares, Inc.(a)	5,010	256,412
First Financial Corp.(a)	3,182	111,815
First Interstate Bancsystem, Inc.	10,584	161,300
First of Long Island Corp. (The)(a)	2,711	78,375
FNB Corp.(a)	25,805	253,405
German American Bancorp, Inc.(a)	3,577	65,870
Glacier Bancorp, Inc.(a)	12,220	184,644
Great Southern Bancorp, Inc.(a)	3,513	82,872
Heartland Financial USA, Inc.	4,466	77,976
Home Bancshares, Inc.	7,214	158,924
Hudson Valley Holding Corp.	643	15,921
Independent Bank Corp.	6,175	167,034
Lakeland Bancorp, Inc.	4,393	48,191
Lakeland Financial Corp.	4,350	93,351
MainSource Financial Group, Inc.	5,007	52,123
Merchants Bancshares, Inc.*	2,736	75,404
National Bankshares, Inc.(a)	2,535	79,827
National Penn Bancshares, Inc.(a)	3,512	28,201
NBT Bancorp, Inc.	10,538	254,493
Northfield Bancorp, Inc.	4,714	62,790

Investments	Shares	Value
Old National Bancorp(a)	9,164	$108,960
OmniAmerican Bancorp, Inc.*	600	8,130
Orrstown Financial Services, Inc.(a)	2,427	66,524
Pacific Continental Corp.(a)	1,782	17,927
Park National Corp.	4,261	309,647
Renasant Corp.(a)	1,140	19,277
Republic Bancorp, Inc. Class A(a)	12,732	302,385
S&T Bancorp, Inc.(a)	7,115	160,728
S.Y. Bancorp, Inc.(a)	3,696	90,737
Sandy Spring Bancorp, Inc.	1,594	29,377
Sierra Bancorp	3,605	38,682
Simmons First National Corp. Class A(a)	4,126	117,591
Southside Bancshares, Inc.(a)	9,057	190,831
Southwest Bancorp, Inc.	4,812	59,669
StellarOne Corp.	1,949	28,338
Sterling Bancorp(a)	2,540	26,594
Suffolk Bancorp(a)	2,998	73,991
Susquehanna Bancshares, Inc.	4,754	46,019
Texas Capital Bancshares, Inc.*(a)	6,792	144,466
Tompkins Financial Corp.(a)	3,837	150,257
Tower Bancorp, Inc.	1,446	31,870
TowneBank(a)	5,662	89,969
Trico Bancshares	1,719	27,762
Union First Market Bankshares Corp.	5,005	73,974
Univest Corp. of Pennsylvania(a)	2,951	56,571
Virginia Commerce Bancorp, Inc.*	12,136	75,000
Washington Banking Co.	2,540	34,823
Washington Trust Bancorp, Inc.(a)	4,465	97,694
WesBanco, Inc.	7,935	150,448
Wilshire Bancorp, Inc.(a)	3,388	25,817
Wintrust Financial Corp.	200	6,606
Total Commercial Banks		7,746,941
Commercial Services & Supplies - 2.5%
ACCO Brands Corp.*(a)	4,338	36,960
American Reprographics Co.*	1,011	7,673
APAC Customer Services, Inc.*	39,818	241,695
Consolidated Graphics, Inc.*	2,548	123,400
Courier Corp.	2,434	37,776
EnerNoc, Inc.*(a)	2,755	65,872
Ennis, Inc.(a)	11,090	189,639
G&K Services, Inc. Class A	4,182	129,266
Healthcare Services Group, Inc.	8,606	140,020
Innerworkings, Inc.*	6,302	41,278
Interface, Inc. Class A	7,330	114,714
Kimball International, Inc. Class B	2,247	15,504
Knoll, Inc.	6,093	101,936
M&F Worldwide Corp.*	24,080	556,248
McGrath Rentcorp	5,447	142,820
Metalico, Inc.*	5,183	30,476
Mine Safety Appliances Co.	3,502	109,017
Mobile Mini, Inc.*	3,740	73,641
Multi-Color Corp.(a)	3,284	63,907
Schawk, Inc.	6,125	126,052
Standard Parking Corp.*	3,627	68,514
SYKES Enterprises, Inc.*	339	6,868
Team, Inc.*	3,249	78,626
U.S. Ecology, Inc.	2,907	50,524
UniFirst Corp.	6,415	353,146
Total Commercial Services & Supplies		2,905,572
Communications Equipment - 1.3%
Anaren, Inc.*	3,221	67,158
Bel Fuse, Inc. Class B	2,514	60,085
Black Box Corp.(a)	5,283	202,286
Comtech Telecommunications Corp.	11,345	314,597

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds 26

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2010

Investments	Shares	Value
DG FastChannel, Inc.*	5,757	$166,262
Digi International, Inc.*	3,518	39,050
EMS Technologies, Inc.*	217	4,292
Emulex Corp.*	5,922	69,050
Extreme Networks, Inc.*	9,642	29,794
Globecomm Systems, Inc.*	4,010	40,100
Harmonic, Inc.*	5,347	45,824
KVH Industries, Inc.*	3,148	37,619
Oclaro, Inc.*	3,066	40,318
Oplink Communications, Inc.*	3,360	62,059
Seachange International, Inc.*(a)	4,418	37,774
Symmetricom, Inc.*	2,670	18,930
Tekelec*	15,285	182,044
Westell Technologies, Inc. Class A*	22,600	73,902
Total Communications Equipment		1,491,144
Computers & Peripherals - 0.7%
Compellent Technologies, Inc.*(a)	481	13,271
Hypercom Corp.*	1,931	16,163
Imation Corp.*	1,526	15,733
Intevac, Inc.*	8,725	122,237
Rimage Corp.*	2,314	34,502
STEC, Inc.*(a)	9,656	170,429
Stratasys, Inc.*(a)	985	32,150
Super Micro Computer, Inc.*(a)	11,134	128,486
Synaptics, Inc.*(a)	9,319	273,792
Total Computers & Peripherals		806,763
Construction & Engineering - 1.3%
Comfort Systems USA, Inc.(a)	6,804	89,609
Dycom Industries, Inc.*	1,164	17,169
Furmanite Corp.*	1,047	7,235
Great Lakes Dredge & Dock Corp.	16,716	123,197
Insituform Technologies, Inc. Class A*	8,998	238,537
Layne Christensen Co.*(a)	3,218	110,763
Michael Baker Corp.*	2,780	86,458
MYR Group, Inc.*	3,395	71,295
Northwest Pipe Co.*(a)	263	6,320
Orion Marine Group, Inc.*	6,683	77,523
Primoris Services Corp.	13,336	127,225
Sterling Construction Co., Inc.*(a)	3,590	46,813
Tutor Perini Corp.*	24,892	532,938
Total Construction & Engineering		1,535,082
Consumer Finance - 1.9%
Advance America, Cash Advance
Centers, Inc.	34,859	196,605
Cash America International, Inc.	13,616	502,839
Dollar Financial Corp.*(a)	233	6,671
First Cash Financial Services, Inc.*	7,119	220,618
Nelnet, Inc. Class A	38,763	918,295
World Acceptance Corp.*(a)	7,287	384,753
Total Consumer Finance		2,229,781
Containers & Packaging - 0.4%
Boise, Inc.*(a)	58,996	467,838
Myers Industries, Inc.	2,880	28,051
Total Containers & Packaging		495,889
Distributors - 0.4%
Audiovox Corp. Class A*	10,044	86,680
Core-Mark Holding Co., Inc.*(a)	3,291	117,127
Pool Corp.	11,210	252,673
Weyco Group, Inc.(a)	2,439	59,731
Total Distributors		516,211
Diversified Consumer Services - 3.2%
American Public Education, Inc.*	3,636	135,405

Investments	Shares	Value
Archipelago Learning, Inc.*	759	$7,446
Bridgepoint Education, Inc.*(a)	30,946	587,974
Capella Education Co.*(a)	4,375	291,287
Collectors Universe, Inc.	4,961	69,008
Corinthian Colleges, Inc.*(a)	150,035	781,682
CPI Corp.	2,704	60,975
Grand Canyon Education, Inc.*	11,281	220,995
K12, Inc.*(a)	2,892	82,885
Lincoln Educational Services Corp.*	20,569	319,025
Mac-Gray Corp.(a)	1,210	18,090
Matthews International Corp. Class A	8,690	303,976
Pre-Paid Legal Services, Inc.*(a)	4,530	272,932
Regis Corp.	20,545	341,047
Stewart Enterprises, Inc. Class A	19,954	133,492
Universal Technical Institute, Inc.(a)	6,060	133,441
Total Diversified Consumer Services		3,759,660
Diversified Financial Services - 0.5%
Encore Capital Group, Inc.*	8,968	210,300
Interactive Brokers Group, Inc. Class A*(a)	5,597	99,739
Life Partners Holdings, Inc.(a)	7,587	145,139
MarketAxess Holdings, Inc.	5,857	121,884
Total Diversified Financial Services		577,062
Diversified Telecommunication Services - 0.7%
Atlantic Tele-Network, Inc.(a)	1,756	67,325
Cbeyond, Inc.*	403	6,158
Cincinnati Bell, Inc.*	75,824	212,307
Consolidated Communications Holdings,
Inc.	7,892	152,316
General Communication, Inc. Class A*	2,655	33,612
Hughes Communications, Inc.*	890	35,992
IDT Corp. Class B*	2,340	60,021
Iridium Communications, Inc.*	3,546	29,254
Neutral Tandem, Inc.*	10,989	158,681
Premiere Global Services, Inc.*	15,539	105,665
Total Diversified Telecommunication Services		861,331
Electric Utilities - 0.7%
Central Vermont Public Service Corp.	3,663	80,073
Empire District Electric Co. (The)	9,810	217,782
MGE Energy, Inc.	6,459	276,187
Otter Tail Corp.	359	8,092
PNM Resources, Inc.(a)	12,812	166,812
Unitil Corp.(a)	1,191	27,083
Total Electric Utilities		776,029
Electrical Equipment - 1.2%
Advanced Battery Technologies, Inc.*(a)	45,001	173,254
AZZ, Inc.	3,840	153,638
Encore Wire Corp.	1,729	43,363
Franklin Electric Co., Inc.(a)	4,336	168,757
Generac Holdings, Inc.*	14,450	233,657
Global Power Equipment Group, Inc.*	6,838	158,642
LaBarge, Inc.*	4,902	77,010
LSI Industries, Inc.	2,050	17,343
Powell Industries, Inc.*	5,598	184,062
PowerSecure International, Inc.*	2,365	18,400
Ultralife Corp.*	3,396	22,448
Vicor Corp.	5,971	97,924
Total Electrical Equipment		1,348,498
Electronic Equipment, Instruments & Components - 4.3%

Benchmark Electronics, Inc.*(a)	20,481	371,935
Brightpoint, Inc.*	17,790	155,307
Checkpoint Systems, Inc.*(a)	7,962	163,619
Coherent, Inc.*	3,587	161,917

See Notes to Schedule of Investments.

27 WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2010

Investments	Shares	Value
CPI International, Inc.*	4,676	$90,481
CTS Corp.	5,922	65,497
DDi Corp.	6,471	76,099
DTS, Inc.*	1,300	63,765
Electro Rent Corp.	4,450	71,912
FARO Technologies, Inc.*	759	24,926
Insight Enterprises, Inc.*(a)	21,740	286,098
Kemet Corp.*	3,705	54,019
Littelfuse, Inc.*	6,720	316,243
Measurement Specialties, Inc.*	3,236	94,977
Mercury Computer Systems, Inc.*(a)	6,082	111,787
Methode Electronics, Inc.	5,966	77,379
MTS Systems Corp.(a)	2,772	103,839
Multi-Fineline Electronix, Inc.*	5,561	147,311
Newport Corp.*	6,918	120,166
OSI Systems, Inc.*	3,137	114,061
Park Electrochemical Corp.	5,496	164,880
Power-One, Inc.*(a)	34,980	356,796
Radisys Corp.*	667	5,936
Richardson Electronics Ltd.	9,317	108,916
Rofin-Sinar Technologies, Inc.*	3,940	139,634
Rogers Corp.*	3,774	144,355
Sanmina-SCI Corp.*	35,342	405,726
Scansource, Inc.*(a)	7,512	239,633
Spectrum Control, Inc.*	3,471	52,030
SYNNEX Corp.*	15,625	487,500
Tessco Technologies, Inc.	2,723	43,432
TTM Technologies, Inc.*(a)	12,360	184,288
Zygo Corp.*	1,362	16,657
Total Electronic Equipment, Instruments & Components		5,021,121

Energy Equipment & Services - 0.9%
Bolt Technology Corp.*	1,648	21,704
Gulf Island Fabrication, Inc.	2,453	69,126
Gulfmark Offshore, Inc. Class A*	5,035	153,064
Hornbeck Offshore Services, Inc.*(a)	9,442	197,149
Matrix Service Co.*	2,122	25,846
Natural Gas Services Group, Inc.*(a)	1,589	30,048
Newpark Resources*	18,529	114,139
OYO Geospace Corp.*	319	31,616
PHI, Inc.*	2,248	42,352
T-3 Energy Services, Inc.*(a)	1,440	57,355
Tetra Technologies, Inc.*	5,786	68,680
Willbros Group, Inc.*(a)	18,006	176,819
Total Energy Equipment & Services		987,898
Food & Staples Retailing - 1.1%
Andersons, Inc. (The)	6,958	252,923
Ingles Markets, Inc. Class A	7,213	138,490
Nash Finch Co.(a)	2,961	125,872
Pantry, Inc. (The)*	917	18,212
Pricesmart, Inc.	5,780	219,813
Spartan Stores, Inc.	6,481	109,853
Village Super Market, Inc. Class A	3,440	113,520
Weis Markets, Inc.	7,888	318,123
Total Food & Staples Retailing		1,296,806
Food Products - 1.7%
B&G Foods, Inc.	6,590	90,481
Calavo Growers, Inc.(a)	3,100	71,455
Cal-Maine Foods, Inc.	10,191	321,832
Chiquita Brands International, Inc.*	8,547	119,829
Darling International, Inc.*	15,817	210,050
Diamond Foods, Inc.	2,026	107,742
J&J Snack Foods Corp.	4,554	219,685
John B. Sanfilippo & Son, Inc.*	3,962	49,287

Investments	Shares	Value
Omega Protein Corp.*	5,322	$43,108
Sanderson Farms, Inc.	11,885	465,298
Seneca Foods Corp. Class A*(a)	5,256	141,807
Snyders-Lance, Inc.	6,321	148,164
Total Food Products		1,988,738
Gas Utilities - 0.3%
Chesapeake Utilities Corp.	2,728	113,266
Laclede Group, Inc. (The)	5,233	191,214
Total Gas Utilities		304,480
Health Care Equipment & Supplies - 2.1%
Abaxis, Inc.*	2,300	61,755
Accuray, Inc.*	887	5,987
Analogic Corp.	1,376	68,126
Angiodynamics, Inc.*	3,216	49,430
Arthrocare Corp.*	3,734	115,978
Atrion Corp.	536	96,191
Cantel Medical Corp.(a)	4,081	95,495
Conceptus, Inc.*	1,762	24,316
Conmed Corp.*(a)	4,637	122,556
CryoLife, Inc.*	3,988	21,615
Cyberonics, Inc.*	7,311	226,787
DynaVox, Inc. Class A*	8,035	41,220
Exactech, Inc.*	2,132	40,124
Greatbatch, Inc.*	5,409	130,627
ICU Medical, Inc.*	3,521	128,517
Invacare Corp.	6,003	181,050
IRIS International, Inc.*	2,305	23,580
Kensey Nash Corp.*(a)	2,873	79,956
Medical Action Industries, Inc.*(a)	5,840	55,947
Meridian Bioscience, Inc.(a)	5,001	115,823
Merit Medical Systems, Inc.*(a)	5,486	86,843
Natus Medical, Inc.*	3,325	47,149
Neogen Corp.*	2,123	87,107
NuVasive, Inc.*(a)	4,143	106,268
Quidel Corp.*	3,178	45,922
RTI Biologics, Inc.*	7,153	19,099
SonoSite, Inc.*	968	30,589
Symmetry Medical, Inc.*(a)	5,136	47,508
Synovis Life Technologies, Inc.*	1,290	20,782
Vascular Solutions, Inc.*	2,538	29,745
Wright Medical Group, Inc.*	3,133	48,655
Young Innovations, Inc.	2,167	69,366
Zoll Medical Corp.*	2,163	80,528
Total Health Care Equipment & Supplies		2,404,641
Health Care Providers & Services - 5.0%
Air Methods Corp.*	2,965	166,841
Allied Healthcare International, Inc.*	18,577	46,628
Almost Family, Inc.*	3,866	148,532
Amedisys, Inc.*(a)	21,596	723,466
America Service Group, Inc.	2,547	38,562
American Dental Partners, Inc.*	3,107	41,976
Amsurg Corp.*	11,302	236,777
Assisted Living Concepts, Inc. Class A*	2,260	73,518
Bio-Reference Labs, Inc.*(a)	5,343	118,508
Bioscrip, Inc.*	34,043	178,045
Capital Senior Living Corp.*	1,886	12,636
Chindex International, Inc.*(a)	2,333	38,471
Continucare Corp.*	21,304	99,703
Corvel Corp.*	2,877	139,103
Cross Country Healthcare, Inc.*(a)	2,082	17,634
Ensign Group, Inc. (The)(a)	7,537	187,445
Five Star Quality Care, Inc.*	12,227	86,445
Genoptix, Inc.*	5,000	95,100
Gentiva Health Services, Inc.*	12,944	344,310

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds 28

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2010

Investments	Shares	Value
Hanger Orthopedic Group, Inc.*	7,054	$149,474
Healthways, Inc.*	16,084	179,497
IPC The Hospitalist Co., Inc.*(a)	2,957	115,353
Kindred Healthcare, Inc.*	13,352	245,276
Landauer, Inc.(a)	1,839	110,285
LHC Group, Inc.*	8,649	259,470
Metropolitan Health Networks, Inc.*	23,318	104,231
Molina Healthcare, Inc.*	5,761	160,444
MWI Veterinary Supply, Inc.*	2,478	156,486
National Healthcare Corp.	3,434	158,891
PharMerica Corp.*	9,898	113,332
Providence Service Corp. (The)*	6,542	105,130
RehabCare Group, Inc.*(a)	9,746	230,980
Rural/Metro Corp.*	2,065	30,108
Select Medical Holdings Corp.*	56,009	409,426
Team Health Holdings, Inc.*	9,401	146,091
Triple-S Management Corp. Class B*	17,702	337,754
U.S. Physical Therapy, Inc.*	3,143	62,294

Total Health Care Providers & Services		5,868,222

Health Care Technology - 0.2%
Computer Programs & Systems, Inc.	1,515	70,963
Medidata Solutions, Inc.*	2,260	53,969
MedQuist, Inc.*	11,727	101,439
Omnicell, Inc.*	1,814	26,212
Transcend Services, Inc.*	1,665	32,617

Total Health Care Technology		285,200

Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises*	7,010	97,439
Ambassadors Group, Inc.	3,503	40,284
Ameristar Casinos, Inc.	3,853	60,222
Biglari Holdings, Inc.*	237	97,220
BJ’s Restaurants, Inc.*	2,505	88,752
Bob Evans Farms, Inc.	7,587	250,068
Boyd Gaming Corp.*	6,766	71,720
Buffalo Wild Wings, Inc.*	3,740	163,999
Caribou Coffee Co., Inc.*(a)	3,699	37,286
Carrols Restaurant Group, Inc.*	8,434	62,580
CEC Entertainment, Inc.*	6,407	248,784
Churchill Downs, Inc.(a)	1,718	74,561
Denny’s Corp.*	33,433	119,690
Domino’s Pizza, Inc.*	25,126	400,760
Einstein Noah Restaurant Group, Inc.*	3,698	51,957
Interval Leisure Group, Inc.*	10,940	176,572
Jack In The Box, Inc.*(a)	8,318	175,759
Krispy Kreme Doughnuts, Inc.*	3,385	23,627
Marcus Corp.	5,282	70,092
Monarch Casino & Resort, Inc.*	3,441	43,012
Multimedia Games, Inc.*	2,022	11,283
Papa John’s International, Inc.*(a)	8,960	248,192
Peet’s Coffee & Tea, Inc.*	2,104	87,821
Red Robin Gourmet Burgers, Inc.*	1,638	35,168
Ruby Tuesday, Inc.*(a)	17,727	231,515
Ruth’s Hospitality Group, Inc.*(a)	5,535	25,627
Shuffle Master, Inc.*	9,905	113,412
Sonic Corp.*	10,281	104,044
Speedway Motorsports, Inc.	8,538	130,802

Total Hotels, Restaurants & Leisure		3,342,248

Household Durables - 1.6%
American Greetings Corp. Class A	20,698	458,668
Blyth, Inc.	4,502	155,229
Hooker Furniture Corp.(a)	2,135	30,168
iRobot Corp.*	4,483	111,537
KB Home(a)	4,933	66,546
Kid Brands, Inc.*	11,831	101,155

Investments	Shares	Value
La-Z-Boy, Inc. Class Z*	13,810	$124,566
Libbey, Inc.*	18,949	293,141
Lifetime Brands, Inc.*	3,586	50,347
Meritage Homes Corp.*	10,789	239,516
Standard Pacific Corp.*	42,879	197,243
Universal Electronics, Inc.*	2,892	82,046

Total Household Durables		1,910,162

Household Products - 0.3%
Central Garden and Pet Co. Class A*(a)	20,973	207,213
WD-40 Co.	3,987	160,597

Total Household Products		367,810

Industrial Conglomerates - 0.3%
Raven Industries, Inc.	3,744	178,551
Standex International Corp.	2,956	88,414
Tredegar Corp.	4,446	86,164

Total Industrial Conglomerates		353,129

Insurance - 5.3%
American Equity Investment Life Holding Co.(a)	25,172	315,909
AMERISAFE, Inc.*	7,902	138,285
Amtrust Financial Services, Inc.(a)	34,979	612,133
Baldwin & Lyons, Inc. Class B(a)	4,223	99,367
Citizens, Inc./Tx*	6,021	44,856
CNA Surety Corp.*	24,174	572,440
Donegal Group, Inc. Class A	3,285	47,567
eHealth, Inc.*(a)	4,133	58,647
EMC Insurance Group, Inc.	6,502	147,205
Employers Holdings, Inc.(a)	14,364	251,083
FBL Financial Group, Inc. Class A(a)	15,374	440,773
First Mercury Financial Corp.	2,271	37,244
FPIC Insurance Group, Inc.*	3,437	127,032
Hallmark Financial Services, Inc.*(a)	5,928	53,945
Harleysville Group, Inc.(a)	8,459	310,784
Horace Mann Educators Corp.	17,304	312,164
Infinity Property & Casualty Corp.	6,026	372,407
Kansas City Life Insurance Co.	2,783	91,922
Meadowbrook Insurance Group, Inc.	26,706	273,736
National Financial Partners Corp.*	9,972	133,625
National Western Life Insurance Co. Class A	1,768	294,761
Navigators Group, Inc. (The)*	3,794	191,028
Presidential Life Corp.	6,036	59,937
Safety Insurance Group, Inc.	5,139	244,462
Selective Insurance Group, Inc.	18,088	328,297
Tower Group, Inc.(a)	18,214	465,914
United Fire & Casualty Co.	7,125	159,030
Universal Insurance Holdings, Inc.(a)	8,971	43,689

Total Insurance		6,228,242

Internet & Catalog Retail - 0.3%
Blue Nile, Inc.*	1,075	61,340
Gaiam, Inc. Class A*(a)	2,187	16,840
Nutrisystem, Inc.(a)	6,277	132,005
Orbitz Worldwide, Inc.*	1,070	5,981
Overstock.Com, Inc.	2,067	34,064
PetMed Express, Inc.(a)	6,012	107,074
Shutterfly, Inc.*	1,092	38,253

Total Internet & Catalog Retail		395,557

Internet Software & Services - 2.0%
Art Technology Group, Inc.*	12,203	72,974
comScore, Inc.*	238	5,310
Dice Holdings, Inc.*	5,846	83,890
Earthlink, Inc.	140,652	1,209,607

See Notes to Schedule of Investments. 29 WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2010

Investments	Shares	Value
Infospace, Inc.*	5,462	$45,335
Keynote Systems, Inc.	322	4,708
Liquidity Services, Inc.*	3,228	45,353
LivePerson, Inc.*	4,179	47,223
LogMein, Inc.*	1,782	79,014
LoopNet, Inc.*	4,404	48,928
ModusLink Global Solutions, Inc.*	5,168	34,626
NIC, Inc.	7,861	76,330
Perficient, Inc.*	2,034	25,425
QuinStreet, Inc.*	4,663	89,576
RightNow Technologies, Inc.*	1,355	32,073
Saba Software, Inc.*(a)	1,110	6,793
Stamps.com, Inc.*	4,118	54,564
Travelzoo, Inc.*	1,196	49,299
United Online, Inc.	35,897	236,920
Web.com Group, Inc.*	6,207	52,449
Zix Corp.*	3,623	15,470

Total Internet Software & Services		2,315,867

IT Services - 1.7%
Cardtronics, Inc.*	8,899	157,512
Cass Information Systems, Inc.(a)	2,369	89,880
Ciber, Inc.*	10,480	49,047
Computer Task Group, Inc.*	3,205	34,870
CSG Systems International, Inc.*	7,717	146,160
Echo Global Logistics, Inc.*	3,232	38,913
Euronet Worldwide, Inc.*	7,388	128,847
ExlService Holdings, Inc.*	5,190	111,481
Forrester Research, Inc.*	3,041	107,317
Global Cash Access Holdings, Inc.*	37,983	121,166
Hackett Group, Inc. (The)*	2,755	9,670
Heartland Payment Systems, Inc.	5,021	77,424
Lionbridge Technologies, Inc.*	3,881	14,321
MAXIMUS, Inc.	4,517	296,225
NCI, Inc. Class A*	4,682	107,639
PRGX Global, Inc.*	1,425	9,020
TNS, Inc.*(a)	1,215	25,272
Unisys Corp.*	14,950	387,056
Virtusa Corp.*	3,970	64,949

Total IT Services		1,976,769

Leisure Equipment & Products - 0.5%
Arctic Cat, Inc.*	1,786	26,147
Jakks Pacific, Inc.*(a)	8,254	150,388
Leapfrog Enterprises, Inc. Class A*	6,424	35,653
RC2 Corp.*(a)	6,071	132,166
Smith & Wesson Holding Corp.*	21,535	80,541
Steinway Musical Instruments*(a)	2,159	42,856
Sturm Ruger & Co., Inc.	8,449	129,185
Summer Infant, Inc.*	4,421	33,511

Total Leisure Equipment & Products		630,447

Life Sciences Tools & Services - 0.4%
Cambrex Corp.*	2,283	11,803
eResearch Technology, Inc.*	6,354	46,702
Kendle International, Inc.*	3,062	33,345
Luminex Corp.*(a)	5,065	92,588
Medtox Scientific, Inc.*	618	8,096
Parexel International Corp.*(a)	12,192	258,836

Total Life Sciences Tools & Services		451,370

Machinery - 3.1%
3d Systems Corp.*	2,031	63,956
Alamo Group, Inc.	2,796	77,785
Albany International Corp. Class A	2,663	63,086
Altra Holdings, Inc.*	3,668	72,846
Ampco-Pittsburgh Corp.(a)	4,832	135,538

Investments	Shares	Value
Astec Industries, Inc.*	3,089	$100,114
Badger Meter, Inc.(a)	2,811	124,302
Barnes Group, Inc.(a)	8,758	181,028
Blount International, Inc.*(a)	11,577	182,454
Briggs & Stratton Corp.	7,390	145,509
Chart Industries, Inc.*	2,992	101,070
Colfax Corp.*	3,328	61,268
Douglas Dynamics, Inc.*	620	9,393
Dynamic Materials Corp.	1,017	22,954
EnPro Industries, Inc.*(a)	10,078	418,842
ESCO Technologies, Inc.	5,065	191,660
Federal Signal Corp.	7,471	51,251
Force Protection, Inc.*	22,733	125,259
Gorman-Rupp Co. (The)	2,571	83,095
Graham Corp.	864	17,280
Greenbrier Cos., Inc.*	480	10,075
John Bean Technologies Corp.	7,170	144,332
Kadant, Inc.*	1,938	45,679
LB Foster Co. Class A*	2,122	86,875
Lindsay Corp.(a)	1,671	99,308
Met-Pro Corp.(a)	2,156	25,462
Miller Industries, Inc.	3,114	44,312
NACCO Industries, Inc. Class A	2,510	272,009
NN, Inc.*	700	8,652
RBC Bearings, Inc.*	3,920	153,194
Robbins & Myers, Inc.(a)	3,957	141,581
Sun Hydraulics Corp.	2,044	77,263
Tennant Co.(a)	2,711	104,129
Trimas Corp.*	4,881	99,865
Twin Disc, Inc.	345	10,302

Total Machinery		3,551,728

Marine - 0.1%
Horizon Lines, Inc. Class A	1,621	7,084
International Shipholding Corp.	2,988	75,895

Total Marine		82,979

Media - 2.0%
Ah Belo Corp. Class A*(a)	1,534	13,346
Arbitron, Inc.(a)	4,801	199,337
Belo Corp. Class A*	41,713	295,328
Entercom Communications Corp. Class A*	26,052	301,682
EW Scripps Co. Class A*	5,485	55,673
Fisher Communications, Inc.*	300	6,540
Harte-Hanks, Inc.	20,564	262,602
InterClick, Inc.*	2,648	14,220
Journal Communications, Inc. Class A*	21,651	109,337
Knology, Inc.*	3,915	61,191
LIN TV Corp. Class A*	22,182	117,565
Martha Stewart Living Omnimedia Class A*(a)	6,618	29,252
McClatchy Co. (The) Class A*(a)	27,158	126,828
National CineMedia, Inc.	6,707	133,536
Scholastic Corp.	8,021	236,940
Sinclair Broadcast Group, Inc. Class A*(a)	19,021	155,592
World Wrestling Entertainment, Inc. Class A(a)	18,019	256,591

Total Media		2,375,560

Metals & Mining - 1.1%
AMCOL International Corp.	7,722	239,382
Brush Engineered Materials, Inc.*	3,259	125,928
Capital Gold Corp.*	10,355	52,500
Contango Ore, Inc.*	416	4,368
Horsehead Holding Corp.*(a)	3,685	48,052
Kaiser Aluminum Corp.(a)	3,633	181,977

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds 30

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2010

Investments	Shares	Value
Metals USA Holdings Corp.*	1,134	$17,282
Noranda Aluminum Holding Corp.*	36,810	537,426
Olympic Steel, Inc.	250	7,170
Universal Stainless & Alloy*	1,395	43,636

Total Metals & Mining		1,257,721

Multiline Retail - 0.2%
Bon-Ton Stores, Inc. (The)*(a)	6,055	76,656
Fred’s, Inc. Class A	8,820	121,363
Tuesday Morning Corp.*(a)	9,764	51,554

Total Multiline Retail		249,573

Multi-Utilities - 0.5%
CH Energy Group, Inc.	4,883	238,730
NorthWestern Corp.	12,651	364,728

Total Multi-Utilities		603,458

Oil, Gas & Consumable Fuels - 2.4%
Abraxas Petroleum Corp.*(a)	7,271	33,229
Approach Resources, Inc.*	1,023	23,631
Callon Petroleum Co.*	46,924	277,790
Cloud Peak Energy, Inc.*	9,791	227,445
Contango Oil & Gas Co.*	4,272	247,477
CVR Energy, Inc.*	7,838	118,981
FX Energy, Inc.*	2,971	18,272
Georesources, Inc.*	4,241	94,193
Green Plains Renewable Energy, Inc.*	22,675	255,321
Gulfport Energy Corp.*	9,060	196,149
Harvest Natural Resources, Inc.*	9,360	113,911
Houston American Energy Corp.	581	10,510
James River Coal Co.*(a)	9,577	242,585
L&l Energy, Inc.*(a)	15,801	170,651
Panhandle Oil and Gas, Inc. Class A*	1,394	38,224
Petroleum Development Corp.*(a)	1,064	44,911
REX American Resources Corp.*	2,779	42,685
REX Energy Corp.*(a)	2,601	35,504
Stone Energy Corp.*	2,529	56,371
USEC, Inc.*	4,357	26,229
Vaalco Energy, Inc.*	19,491	139,556
Venoco, Inc.*	13,623	251,344
Warren Resources, Inc.*	20,112	90,906

Total Oil, Gas & Consumable Fuels		2,755,875

Paper & Forest Products - 1.7%
Buckeye Technologies, Inc.	30,074	631,855
Clearwater Paper Corp.*	4,728	370,202
Deltic Timber Corp.	1,123	63,270
KapStone Paper and Packaging Corp.*	23,352	357,286
Neenah Paper, Inc.	5,327	104,835
PH Glatfelter Co.	27,955	343,008
Wausau Paper Corp.*	12,880	110,897

Total Paper & Forest Products		1,981,353

Personal Products - 0.9%
Elizabeth Arden, Inc.*(a)	4,677	107,618
Inter Parfums, Inc.(a)	6,351	119,716
Medifast, Inc.*	2,934	84,734
Nutraceutical International Corp.*	4,832	68,566
Prestige Brands Holdings, Inc.*	13,068	156,163
Revlon, Inc. Class A*	21,023	206,866
Schiff Nutrition International, Inc.(a)	8,664	78,669
USANA Health Sciences, Inc.*	4,501	195,569

Total Personal Products		1,017,901

Pharmaceuticals - 0.5%
BMP Sunstone Corp.*	757	7,502
Cumberland Pharmaceuticals, Inc.*	944	5,655
Hi-Tech Pharmacal Co., Inc.*	5,580	139,221

Investments	Shares	Value
ISTA Pharmaceuticals, Inc.*	2,221	$11,394
Jazz Pharmaceuticals, Inc.*	3,264	64,235
Obagi Medical Products, Inc.*	4,533	52,356
Questcor Pharmaceuticals, Inc.*	11,146	164,181
Santarus, Inc.*	11,552	37,775
Supergen, Inc.*	17,218	45,111

Total Pharmaceuticals		527,430

Professional Services - 1.4%
Administaff, Inc.	1,879	55,055
Advisory Board Co. (The)*	1,686	80,304
Barrett Business Services, Inc.	1,574	24,476
CBIZ, Inc.*	21,647	135,077
CRA International, Inc.*(a)	791	18,596
Dolan Co. (The)*	10,466	145,687
Exponent, Inc.*	3,001	112,628
GP Strategies Corp.*	4,222	43,233
Heidrick & Struggles International, Inc.	1,662	47,616
Hill International, Inc.*	11,700	75,699
Huron Consulting Group, Inc.*	4,976	131,615
ICF International, Inc.*	4,426	113,837
Kelly Services, Inc. Class A*	679	12,765
Kforce, Inc.*	4,572	73,975
Korn/Ferry International*	5,066	117,075
Mistras Group, Inc.*	3,997	53,880
Navigant Consulting, Inc.*	13,063	120,180
On Assignment, Inc.*	2,908	23,700
SFN Group, Inc.*	3,274	31,954
TrueBlue, Inc.*(a)	4,283	77,051
VSE Corp.	3,166	104,541

Total Professional Services		1,598,944

Real Estate Investment Trusts (REITs) - 2.1%
Acadia Realty Trust	7,159	130,580
Agree Realty Corp.	2,976	77,941
Anworth Mortgage Asset Corp.	70,894	496,258
Capstead Mortgage Corp.	27,910	351,387
Chesapeake Lodging Trust*	312	5,869
Franklin Street Properties Corp.(a)	8,130	115,852
Getty Realty Corp.(a)	7,320	228,970
Gladstone Commercial Corp.	225	4,237
Government Properties Income Trust	4,568	122,377
Inland Real Estate Corp.(a)	1,080	9,504
Invesco Mortgage Capital, Inc.	13,512	295,102
LTC Properties, Inc.	4,619	129,702
Mission West Properties, Inc.	2,958	19,789
Monmouth Real Estate Investment Corp. Class A	7,102	60,367
One Liberty Properties, Inc.	2,409	40,230
Saul Centers, Inc.	1,865	88,308
Sovran Self Storage, Inc.(a)	2,875	105,829
UMH Properties, Inc.	3,027	30,875
Universal Health Realty Income Trust	2,163	79,014
Urstadt Biddle Properties, Inc. Class A(a)	3,411	66,344
Winthrop Realty Trust	2,653	33,932

Total Real Estate Investment Trusts (REITs)		2,492,467

Real Estate Management & Development - 0.0%
Tejon Ranch Co.*	830	22,866

Road & Rail - 0.1%
Celadon Group, Inc.*	2,433	35,984
Marten Transport Ltd.	4,028	86,119
Quality Distribution, Inc.*	2,040	18,543

Total Road & Rail		140,646

See Notes to Schedule of Investments.

31 WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2010

Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 5.6%
Advanced Energy Industries, Inc.*	12,258	$167,199
Amtech Systems, Inc.*	1,788	44,968
ATMI, Inc.*(a)	6,686	133,319
AXT, Inc.*	8,465	88,375
Brooks Automation, Inc.*	26,540	240,718
Cabot Microelectronics Corp.*(a)	5,373	222,711
Ceva, Inc.*	1,875	38,438
Cirrus Logic, Inc.*	22,297	356,306
Cohu, Inc.	4,348	72,090
Conexant Systems, Inc.*(a)	37,015	60,335
Entegris, Inc.*	43,867	327,687
Entropic Communications, Inc.*	6,780	81,902
FEI Co.*	6,844	180,750
FSI International, Inc.*	13,176	58,238
GSI Technology, Inc.*	8,681	70,316
GT Solar International, Inc.*	67,590	616,421
Integrated Device Technology, Inc.*	17,118	114,006
Integrated Silicon Solution, Inc.*	21,822	175,231
IXYS Corp.*	6,315	73,380
Kopin Corp.*(a)	8,468	35,227
Kulicke & Soffa Industries, Inc.*	87,645	631,044
Lattice Semiconductor Corp.*	41,501	251,496
LTX-Credence Corp.*	24,925	184,445
Maxlinear, Inc. Class A*	2,561	27,556
Micrel, Inc.	13,581	176,417
Mindspeed Technologies, Inc.*	15,430	94,123
MIPS Technologies, Inc.*	5,996	90,899
MKS Instruments, Inc.*(a)	22,996	563,172
Monolithic Power Systems, Inc.*	8,300	137,116
Nanometrics, Inc.*	10,937	140,322
NVE Corp.*	1,086	62,803
Pericom Semiconductor Corp.*	7,240	79,495
Photronics, Inc.*	9,028	53,356
PLX Technology, Inc.*	8,244	29,761
Rubicon Technology, Inc.*	2,629	55,419
Rudolph Technologies, Inc.*	6,845	56,334
Standard Microsystems Corp.*	3,304	95,254
Supertex, Inc.*	2,024	48,940
Tessera Technologies, Inc.*	11,152	247,017
Ultra Clean Holdings*	9,142	85,112
Ultratech, Inc.*	2,505	49,799
Volterra Semiconductor Corp.*(a)	6,842	158,461

Total Semiconductors & Semiconductor Equipment		6,475,958

Software - 2.1%
ACI Worldwide, Inc.*	3,313	89,020
Actuate Corp.*	3,991	22,749
American Software, Inc. Class A	3,570	24,169
Bottomline Technologies, Inc.*(a)	1,114	24,185
Deltek, Inc.*(a)	6,606	47,959
Digimarc Corp.*	200	6,002
Ebix, Inc.*	11,089	262,477
EPIQ Systems, Inc.	5,357	73,552
ePlus, Inc.*	3,884	91,818
Fair Isaac Corp.	12,090	282,543
Interactive Intelligence, Inc.*	1,813	47,428
Kenexa Corp.*	429	9,348
Manhattan Associates, Inc.*	3,828	116,907
MicroStrategy, Inc. Class A*	2,244	191,795
Monotype Imaging Holdings, Inc.*	6,742	74,836
Netscout Systems, Inc.*	6,190	142,432
Opnet Technologies, Inc.	1,395	37,344
Radiant Systems, Inc.*	2,983	58,377
Renaissance Learning, Inc.	7,970	94,365

Investments	Shares	Value
Rosetta Stone, Inc.*(a)	4,393	$93,219
S1 Corp.*(a)	5,935	40,951
Smith Micro Software, Inc.*	2,427	38,201
Sourcefire, Inc.*	3,877	100,531
SRS Labs, Inc.*	1,440	12,686
Synchronoss Technologies, Inc.*	2,122	56,679
TeleCommunication Systems, Inc. Class A*	8,713	40,690
Telenav, Inc.*	27,978	203,680
Tyler Technologies, Inc.*	5,326	110,568
VASCO Data Security International, Inc.*	5,011	40,739

Total Software		2,435,250

Specialty Retail - 4.1%
America’s Car-Mart, Inc.*	4,806	130,147
Asbury Automotive Group, Inc.*	10,398	192,155
Big 5 Sporting Goods Corp.(a)	7,187	109,746
Brown Shoe Co., Inc.(a)	10,271	143,075
Casual Male Retail Group, Inc.*	11,933	56,562
Cato Corp. (The) Class A	8,972	245,923
Christopher & Banks Corp.	3,178	19,545
Citi Trends, Inc.*	4,285	105,197
Destination Maternity Corp.*	2,047	77,643
Finish Line, Inc. (The) Class A	16,523	284,030
Genesco, Inc.*	5,643	211,556
Group 1 Automotive, Inc.*(a)	4,033	168,418
Haverty Furniture Cos., Inc.	4,062	52,725
hhgregg, Inc.*(a)	8,312	174,136
Hibbett Sports, Inc.*	5,619	207,341
HOT Topic, Inc.(a)	734	4,602
Kirkland’s, Inc.*	11,620	163,029
Lithia Motors, Inc. Class A(a)	2,430	34,725
Lumber Liquidators Holdings, Inc.*(a)	5,273	131,350
MarineMax, Inc.*	1,128	10,547
Midas, Inc.*	1,677	13,600
Monro Muffler Brake, Inc.	5,317	183,915
PEP Boys-Manny, Moe & Jack(a)	8,895	119,460
Rue21, Inc.*	3,780	110,792
Select Comfort Corp.*	31,334	286,079
Shoe Carnival, Inc.*	3,885	104,895
Sonic Automotive, Inc. Class A*	20,037	265,290
Stage Stores, Inc.	8,745	151,638
Stein Mart, Inc.*	15,281	141,349
Systemax, Inc.(a)	16,881	238,022
Talbots, Inc.*	1,768	15,063
Vitamin Shoppe, Inc.*	3,416	114,914
West Marine, Inc.*	8,420	89,084
Wet Seal, Inc. (The) Class A*	100,743	372,749
Zumiez, Inc.*	1,769	47,533

Total Specialty Retail		4,776,835

Textiles, Apparel & Luxury Goods - 1.1%
Cherokee, Inc.	2,782	52,329
Culp, Inc.*	6,646	68,853
G-III Apparel Group Ltd.*	5,537	194,626
Joe’s Jeans, Inc.*	60,731	94,740
Maidenform Brands, Inc.*	8,206	195,057
Oxford Industries, Inc.	5,658	144,901
Perry Ellis International, Inc.*	4,154	114,110
R.G. Barry Corp.	3,863	42,957
True Religion Apparel, Inc.*	8,779	195,420
Unifi, Inc.*	4,949	83,787
Volcom, Inc.*	5,882	110,993

Total Textiles, Apparel & Luxury Goods		1,297,773

Thrifts & Mortgage Finance - 1.5%
Abington Bancorp, Inc.	1,283	15,306

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds 32

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2010

Investments	Shares	Value
Bank Mutual Corp.	5,197	$24,842
Bofi Holding, Inc.*	6,365	98,721
Brookline Bancorp, Inc.	10,944	118,742
Dime Community Bancshares, Inc.(a)	11,777	171,827
ESSA Bancorp, Inc.	1,811	23,941
Federal Agricultural Mortgage Corp. Class C	4,170	68,054
Flushing Financial Corp.	11,180	156,520
Kearny Financial Corp.	3,096	26,626
OceanFirst Financial Corp.(a)	5,844	75,212
Ocwen Financial Corp.*	23,100	220,374
Oritani Financial Corp.	4,012	49,107
Provident Financial Services, Inc.(a)	13,669	206,812
Provident New York Bancorp	9,045	94,882
Roma Financial Corp.	1,658	17,575
Territorial Bancorp, Inc.*	2,370	47,187
TrustCo Bank Corp.	21,969	139,284
United Financial Bancorp, Inc.	2,252	34,388
ViewPoint Financial Group	5,349	62,530
Westfield Financial, Inc.	2,429	22,468
WSFS Financial Corp.	857	40,656

Total Thrifts & Mortgage Finance		1,715,054

Tobacco - 0.9%
Alliance One International, Inc.*(a)	103,607	439,294
Universal Corp.	13,886	565,160

Total Tobacco		1,004,454

Trading Companies & Distributors - 0.8%
Aceto Corp.	4,266	38,394
Beacon Roofing Supply, Inc.*(a)	8,629	154,200
CAI International, Inc.*	5,405	105,938
Houston Wire & Cable Co.(a)	3,159	42,457
Interline Brands, Inc.*(a)	6,669	151,853
Kaman Corp.	4,455	129,507
Lawson Products, Inc.	921	22,924
Rush Enterprises, Inc. Class A*	4,029	82,353
TAL International Group, Inc.	5,712	176,329
Titan Machinery, Inc.*	3,233	62,397

Total Trading Companies & Distributors		966,352

Water Utilities - 0.5%
American States Water Co.	4,045	139,431
California Water Service Group	5,529	206,066
Connecticut Water Service, Inc.	1,612	44,942
Middlesex Water Co.	3,275	60,096
SJW Corp.	3,031	80,231
York Water Co.(a)	2,562	44,297

Total Water Utilities		575,063

Wireless Telecommunication Services - 0.4%
NTELOS Holdings Corp.	12,038	229,324
Shenandoah Telecommunications Co.*(a)	4,293	80,408
USA Mobility, Inc.	10,264	182,391

Total Wireless Telecommunication Services		492,123

TOTAL COMMON STOCKS (Cost: $109,634,061)		116,174,924

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 15.3%

MONEY MARKET FUND - 15.3%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(c) (Cost: $17,774,000)(d)	17,774,000	$17,774,000

TOTAL INVESTMENTS IN SECURITIES - 115.1% (Cost: $127,408,061)(e)		133,948,924
Liabilities in Excess of Other Assets - (15.1)%		(17,523,813)

NET ASSETS - 100.0%		$116,425,111

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Interest rate shown reflects yield as of December 31, 2010.
(d)	At December 31, 2010, the total market value of the Fund’s securities on loan was $17,130,278 and the total market value of the collateral held by the Fund was $17,774,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

33 WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 99.0%

Aerospace & Defense - 3.9%
BE Aerospace, Inc.*	839	$31,068
Esterline Technologies Corp.*	308	21,126
General Dynamics Corp.	4,745	336,705
Goodrich Corp.(a)	1,217	107,181
Hexcel Corp.*(a)	653	11,813
L-3 Communications Holdings, Inc.	1,436	101,224
Moog, Inc. Class A*	377	15,005
Raytheon Co.	5,086	235,685
Spirit Aerosystems Holdings, Inc. Class A*(a)	1,948	40,538
Teledyne Technologies, Inc.*	392	17,236
Triumph Group, Inc.(a)	188	16,809

Total Aerospace & Defense		934,390

Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc.*	182	10,161
FedEx Corp.	1,673	155,606

Total Air Freight & Logistics		165,767

Auto Components - 1.0%
Autoliv, Inc.	381	30,076
Johnson Controls, Inc.	4,485	171,327
TRW Automotive Holdings Corp.*	587	30,935

Total Auto Components		232,338

Automobiles - 0.3%
Harley-Davidson, Inc.(a)	1,811	62,787
Thor Industries, Inc.(a)	307	10,426

Total Automobiles		73,213

Beverages - 0.3%
Dr. Pepper Snapple Group, Inc.	2,063	72,535

Building Products - 0.2%
A.O. Smith Corp.	333	12,680
Armstrong World Industries, Inc.*	497	21,371
Masco Corp.(a)	2,039	25,814

Total Building Products		59,865

Capital Markets - 7.7%
Ameriprise Financial, Inc.	2,611	150,263
Goldman Sachs Group, Inc. (The)	9,972	1,676,892

Total Capital Markets		1,827,155

Chemicals - 2.1%
Ashland, Inc.	879	44,706
Cabot Corp.	300	11,295
Cytec Industries, Inc.	272	14,432
Dow Chemical Co. (The)	3,046	103,991
Eastman Chemical Co.	771	64,826
H.B. Fuller Co.	487	9,993
Lubrizol Corp.	858	91,703
NewMarket Corp.(a)	209	25,784
PPG Industries, Inc.	1,167	98,110
Rockwood Holdings, Inc.*(a)	343	13,418
RPM International, Inc.	1,237	27,338

Total Chemicals		505,596

Commercial Banks - 6.1%
International Bancshares Corp.	773	15,484
PNC Financial Services Group, Inc.	3,021	183,435
Wells Fargo & Co.	40,382	1,251,438

Total Commercial Banks		1,450,357

Investments	Shares	Value
Commercial Services & Supplies - 1.0%
ABM Industries, Inc.	540	$14,202
Avery Dennison Corp.	1,115	47,209
Geo Group, Inc. (The)*	557	13,736
HNI Corp.(a)	207	6,458
R.R. Donnelley & Sons Co.	2,520	44,025
Republic Services, Inc.	3,002	89,640
United Stationers, Inc.*	235	14,995

Total Commercial Services & Supplies		230,265

Communications Equipment - 0.2%
Arris Group, Inc.*(a)	1,013	11,366
CommScope, Inc.*	665	20,761
Plantronics, Inc.	308	11,464

Total Communications Equipment		43,591

Computers & Peripherals - 0.8%
Diebold, Inc.(a)	497	15,929
Lexmark International, Inc. Class A*	1,190	41,436
NCR Corp.*	1,503	23,101
Western Digital Corp.*(a)	3,475	117,802

Total Computers & Peripherals		198,268

Construction & Engineering - 1.2%
EMCOR Group, Inc.*	1,019	29,531
Fluor Corp.	2,133	141,332
KBR, Inc.	1,914	58,320
Tutor Perini Corp.	857	18,348
URS Corp.*	656	27,296

Total Construction & Engineering		274,827

Consumer Finance - 0.9%
American Express Co.	2,742	117,687
Capital One Financial Corp.	1,768	75,246
Cash America International, Inc.(a)	343	12,667

Total Consumer Finance		205,600

Containers & Packaging - 0.8%
Greif, Inc. Class A(a)	592	36,645
Owens-Illinois, Inc.*	2,341	71,869
Rock-Tenn Co. Class A(a)	787	42,458
Sealed Air Corp.	1,766	44,945

Total Containers & Packaging		195,917

Diversified Consumer Services - 0.1%
Regis Corp.	524	8,698
Service Corp. International	1,814	14,966

Total Diversified Consumer Services		23,664

Diversified Financial Services - 5.9%
JPMorgan Chase & Co.	30,720	1,303,143
NYSE Euronext	3,384	101,452

Total Diversified Financial Services		1,404,595

Electric Utilities - 1.8%
Edison International	7,849	302,971
Hawaiian Electric Industries, Inc.	567	12,922
NV Energy, Inc.	2,142	30,095
Pepco Holdings, Inc.	1,866	34,055
Pinnacle West Capital Corp.	1,363	56,496

Total Electric Utilities		436,539

Electrical Equipment - 0.7%
Acuity Brands, Inc.	299	17,243
Belden, Inc.(a)	363	13,366

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds 34

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2010

Investments	Shares	Value
Brady Corp. Class A(a)	379	$12,359
EnerSys*	404	12,977
General Cable Corp.*(a)	548	19,229
Hubbell, Inc. Class B	545	32,771
Regal-Beloit Corp.	248	16,556
Thomas & Betts Corp.*	437	21,107
Woodward Governor Co.	516	19,381

Total Electrical Equipment		164,989

Electronic Equipment, Instruments & Components - 0.9%
Anixter International, Inc.	343	20,487
Arrow Electronics, Inc.*	1,181	40,449
Avnet, Inc.*	1,446	47,761
Benchmark Electronics, Inc.*	739	13,420
Ingram Micro, Inc. Class A*(a)	1,927	36,787
Jabil Circuit, Inc.(a)	992	19,929
Plexus Corp.*	200	6,188
SYNNEX Corp.*	458	14,290
Tech Data Corp.*	581	25,576

Total Electronic Equipment, Instruments & Components		224,887

Energy Equipment & Services - 2.5%
Bristow Group, Inc.*	398	18,845
Exterran Holdings, Inc.*	546	13,077
National Oilwell Varco, Inc.	6,096	409,956
Oil States International, Inc.*	476	30,507
Rowan Cos., Inc.*	1,788	62,419
SEACOR Holdings, Inc.(a)	275	27,800
Superior Energy Services, Inc.*	960	33,590

Total Energy Equipment & Services		596,194

Food & Staples Retailing - 3.1%
CVS Caremark Corp.	15,061	523,671
Ruddick Corp.(a)	428	15,767
Safeway, Inc.	5,002	112,495
SUPERVALU, Inc.(a)	5,468	52,657
United Natural Foods, Inc.*(a)	317	11,628
Whole Foods Market, Inc.*(a)	556	28,128

Total Food & Staples Retailing		744,346

Food Products - 2.1%
ConAgra Foods, Inc.	4,954	111,861
Corn Products International, Inc.	741	34,086
Del Monte Foods Co.	2,810	52,828
J.M. Smucker Co. (The)	1,326	87,052
Sara Lee Corp.	10,606	185,711
Tyson Foods, Inc. Class A	2,332	40,157

Total Food Products		511,695

Gas Utilities - 0.4%
Atmos Energy Corp.	1,049	32,729
Oneok, Inc.	965	53,528
Southwest Gas Corp.	406	14,888

Total Gas Utilities		101,145

Health Care Equipment & Supplies - 0.3%
Hill-Rom Holdings, Inc.(a)	413	16,260
Kinetic Concepts, Inc.*	713	29,860
Sirona Dental Systems, Inc.*(a)	314	13,119
Teleflex, Inc.	368	19,802

Total Health Care Equipment & Supplies		79,041

Health Care Providers & Services - 9.4%
Aetna, Inc.	6,132	187,087
Amedisys, Inc.*	319	10,686
AMERIGROUP Corp.*(a)	586	25,737

Investments	Shares	Value
AmerisourceBergen Corp.	2,917	$99,528
Catalyst Health Solutions, Inc.*	209	9,716
Centene Corp.*(a)	520	13,177
CIGNA Corp.	5,710	209,329
Community Health Systems, Inc.*	912	34,081
Coventry Health Care, Inc.*	1,869	49,342
Emergency Medical Services Corp. Class A*	301	19,448
Health Net, Inc.*	2,391	65,250
Healthspring, Inc.*	1,202	31,889
Humana, Inc.*	3,557	194,710
LifePoint Hospitals, Inc.*	545	20,029
McKesson Corp.	2,862	201,428
Omnicare, Inc.	1,663	42,224
Owens & Minor, Inc.(a)	545	16,039
Tenet Healthcare Corp.*	4,215	28,198
UnitedHealth Group, Inc.	19,066	688,473
Universal American Corp.(a)	1,471	30,082
Universal Health Services, Inc. Class B	1,121	48,674
Wellcare Health Plans, Inc.*	205	6,195
WellPoint, Inc.*	3,539	201,228

Total Health Care Providers & Services		2,232,550

Hotels, Restaurants & Leisure - 0.9%
Cheesecake Factory (The)*	395	12,111
Life Time Fitness, Inc.*	308	12,625
MGM Resorts International*(a)	2,629	39,041
PF Chang’s China Bistro, Inc.(a)	137	6,639
Starwood Hotels & Resorts Worldwide, Inc.	1,193	72,510
Wyndham Worldwide Corp.	2,060	61,717

Total Hotels, Restaurants & Leisure		204,643

Household Durables - 1.2%
Fortune Brands, Inc.	1,309	78,867
Jarden Corp.	1,046	32,290
Newell Rubbermaid, Inc.(a)	3,511	63,830
Tupperware Brands Corp.	570	27,172
Whirlpool Corp.	821	72,930

Total Household Durables		275,089

Independent Power Producers & Energy Traders - 1.1%
AES Corp. (The)*	8,310	101,216
Calpine Corp.*(a)	2,800	37,352
NRG Energy, Inc.*	5,959	116,439

Total Independent Power Producers & Energy Traders		255,007

Industrial Conglomerates - 6.8%
Carlisle Cos., Inc.	612	24,321
General Electric Co.	85,337	1,560,814
Seaboard Corp.	8	15,928
Textron, Inc.(a)	892	21,087

Total Industrial Conglomerates		1,622,150

Insurance - 6.6%
American Family Life Assurance Co., Inc.	3,959	223,406
American Financial Group, Inc.	2,292	74,009
Assurant, Inc.	1,950	75,114
Delphi Financial Group, Inc. Class A	521	15,026
First American Financial Corp.	964	14,402
Hanover Insurance Group, Inc. (The)(a)	514	24,014
Lincoln National Corp.	1,914	53,228
Loews Corp.	1,927	74,980
Principal Financial Group, Inc.	2,984	97,159
Reinsurance Group of America, Inc.	1,023	54,945
StanCorp Financial Group, Inc.(a)	667	30,108
Torchmark Corp.	1,085	64,818

See Notes to Schedule of Investments.

35 WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2010

Investments	Shares	Value
Transatlantic Holdings, Inc.	1,326	$68,448
Travelers Cos., Inc. (The)	10,350	576,599
Unum Group	4,857	117,637

Total Insurance		1,563,893

Internet & Catalog Retail - 0.3%
Expedia, Inc.(a)	2,394	60,065
HSN, Inc.*(a)	317	9,713

Total Internet & Catalog Retail		69,778

IT Services - 1.0%
Acxiom Corp.*	377	6,466
CACI International, Inc. Class A*(a)	299	15,967
Computer Sciences Corp.	2,424	120,230
Convergys Corp.*	2,499	32,912
CoreLogic, Inc.	964	17,853
Sapient Corp.	1,400	16,940
SRA International, Inc. Class A*	488	9,980
TeleTech Holdings, Inc.*	667	13,733

Total IT Services		234,081

Leisure Equipment & Products - 0.4%
Mattel, Inc.	3,841	97,677

Life Sciences Tools & Services - 0.0%
Parexel International Corp.*(a)	317	6,730

Machinery - 3.0%
Actuant Corp. Class A	459	12,219
AGCO Corp.*	551	27,914
Barnes Group, Inc.(a)	327	6,759
Bucyrus International, Inc.	672	60,077
Crane Co.	446	18,317
Cummins, Inc.(a)	1,190	130,912
Eaton Corp.	750	76,132
Flowserve Corp.	642	76,539
Gardner Denver, Inc.	497	34,204
Manitowoc Co., Inc. (The)	1,075	14,093
Oshkosh Corp.*(a)	784	27,628
Parker Hannifin Corp.	834	71,974
Snap-On, Inc.	497	28,120
SPX Corp.	698	49,900
Timken Co.	586	27,970
Trinity Industries, Inc.(a)	1,252	33,316
WABCO Holdings, Inc.*	209	12,734
Watts Water Technologies, Inc. Class A	284	10,392

Total Machinery		719,200

Media - 7.7%
CBS Corp. Class B	4,714	89,802
Cinemark Holdings, Inc.	965	16,637
Clear Channel Outdoor Holdings, Inc. Class A*	545	7,652
Gannett Co., Inc.	3,934	59,364
Interpublic Group of Cos., Inc. (The)*	1,981	21,038
Meredith Corp.(a)	886	30,700
New York Times Co. (The) Class A*	869	8,516
News Corp. Class A	32,422	472,064
Scholastic Corp.	614	18,137
Time Warner Cable, Inc.	3,434	226,747
Valassis Communications, Inc.*(a)	314	10,158
Viacom, Inc. Class B	7,392	292,797
Walt Disney Co. (The)	15,351	575,816

Total Media		1,829,428

Metals & Mining - 0.3%
Cliffs Natural Resources, Inc.	394	30,736
Reliance Steel & Aluminum Co.	503	25,703

Investments	Shares	Value
Worthington Industries, Inc.(a)	367	$6,753

Total Metals & Mining		63,192

Multiline Retail - 2.6%
99 Cents Only Stores*	455	7,253
Big Lots, Inc.*	903	27,505
J.C. Penney Co., Inc.	1,242	40,129
Macy’s, Inc.	4,579	115,849
Sears Holdings Corp.*(a)	297	21,904
Target Corp.	6,680	401,668

Total Multiline Retail		614,308

Multi-Utilities - 2.0%
Alliant Energy Corp.	1,461	53,721
Ameren Corp.	3,568	100,582
Avista Corp.	600	13,512
Black Hills Corp.	243	7,290
CMS Energy Corp.(a)	1,715	31,899
DTE Energy Co.	1,756	79,582
Integrys Energy Group, Inc.(a)	785	38,080
MDU Resources Group, Inc.	3,379	68,492
NiSource, Inc.	2,570	45,284
OGE Energy Corp.	994	45,267

Total Multi-Utilities		483,709

Office Electronics - 0.4%
Xerox Corp.	7,866	90,616

Oil, Gas & Consumable Fuels - 6.4%
Alpha Natural Resources, Inc.*	358	21,491
Atlas Energy, Inc.*	377	16,577
Berry Petroleum Co. Class A	342	14,945
ConocoPhillips	13,059	889,318
Marathon Oil Corp.	5,748	212,848
Massey Energy Co.(a)	335	17,973
Murphy Oil Corp.	1,958	145,969
Overseas Shipholding Group, Inc.(a)	335	11,866
Patriot Coal Corp.*	937	18,150
Sunoco, Inc.	1,613	65,020
Williams Cos., Inc. (The)	3,362	83,108
World Fuel Services Corp.	639	23,106

Total Oil, Gas & Consumable Fuels		1,520,371

Paper & Forest Products - 0.1%
International Paper Co.	509	13,865

Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A(a)	461	13,950

Pharmaceuticals - 0.0%
Viropharma, Inc.*(a)	570	9,872

Professional Services - 0.1%
Manpower, Inc.	271	17,008

Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A*	986	20,193
Jones Lang LaSalle, Inc.	80	6,714

Total Real Estate Management & Development		26,907

Road & Rail - 0.1%
Avis Budget Group, Inc.*	228	3,548
Ryder System, Inc.(a)	427	22,477

Total Road & Rail		26,025

Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.*(a)	2,829	20,906
TriQuint Semiconductor, Inc.*	355	4,150

Total Semiconductors & Semiconductor Equipment		25,056

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds 36

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2010

Investments	Shares	Value
Specialty Retail - 1.9%
AnnTaylor Stores Corp.*	213	$5,834
AutoNation, Inc.*(a)	1,825	51,465
Barnes & Noble, Inc.(a)	986	13,952
Cabela’s, Inc.*(a)	951	20,684
CarMax, Inc.*(a)	1,444	46,035
Chico’s FAS, Inc.	794	9,552
Childrens Place Retail Stores, Inc. (The)*	269	13,353
Collective Brands, Inc.*	570	12,027
Dick’s Sporting Goods, Inc.*	737	27,638
Dress Barn, Inc.*	558	14,742
DSW, Inc. Class A*	287	11,222
J Crew Group, Inc.*	367	15,832
Jo-Ann Stores, Inc.*(a)	215	12,947
Ltd. Brands, Inc.	2,445	75,135
Men’s Wearhouse, Inc. (The)(a)	250	6,245
OfficeMax, Inc.*	264	4,673
Penske Automotive Group, Inc.*(a)	665	11,584
RadioShack Corp.	1,360	25,147
Rent-A-Center, Inc.	1,065	34,378
Tractor Supply Co.	512	24,827
Ulta Salon Cosmetics & Fragrance, Inc.*	248	8,432
Williams-Sonoma, Inc.	438	15,632

Total Specialty Retail		461,336

Textiles, Apparel & Luxury Goods - 0.7%
Deckers Outdoor Corp.*	373	29,743
Fossil, Inc.*	544	38,341
Hanesbrands, Inc.*	560	14,224
Jones Group, Inc. (The)	724	11,251
Phillips-Van Heusen Corp.(a)	427	26,905
Skechers U.S.A., Inc. Class A*	213	4,260
Timberland Co. (The) Class A*	389	9,566
Warnaco Group, Inc. (The)*	330	18,173
Wolverine World Wide, Inc.(a)	451	14,378

Total Textiles, Apparel & Luxury Goods		166,841

Tobacco - 0.1%
Universal Corp.(a)	377	15,344

Trading Companies & Distributors - 0.2%
Applied Industrial Technologies, Inc.	357	11,595
WESCO International, Inc.*	485	25,608

Total Trading Companies & Distributors		37,203

Wireless Telecommunication Services - 0.4%
NII Holdings, Inc.*	1,367	61,050
Telephone & Data Systems, Inc.(a)	953	34,832

Total Wireless Telecommunication Services		95,882

TOTAL COMMON STOCKS (Cost: $22,030,297)		23,548,490

EXCHANGE-TRADED FUNDS - 0.8%
WisdomTree LargeCap Dividend Fund(b)	2,776	127,973
WisdomTree MidCap Dividend Fund(b)	1,077	54,604

TOTAL EXCHANGE-TRADED FUNDS (Cost: $172,420)		182,577

SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $20,949)	20,949	20,949

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.2%
MONEY MARKET FUND - 7.2%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(d) (Cost: $1,707,000)(e)	1,707,000	$1,707,000

TOTAL INVESTMENTS IN SECURITIES - 107.1% (Cost: $23,930,666)(f)		25,459,016
Liabilities in Excess of Other Assets - (7.1)%		(1,684,909)

NET ASSETS - 100.0%		$23,774,107

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2010.
(d)	Interest rate shown reflects yield as of December 31, 2010.
(e)	At December 31, 2010, the total market value of the Fund’s securities on loan was $1,662,090 and the total market value of the collateral held by the Fund was $1,707,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

37 WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 99.9%

Aerospace & Defense - 0.3%
Bharat Electronics Ltd.	131,321	$5,200,270
Auto Components - 0.5%
Amtek Auto Ltd.	752,128	2,302,724
Exide Industries Ltd.	1,038,411	3,875,899
Motherson Sumi Systems Ltd.	565,506	2,303,000
Total Auto Components		8,481,623
Automobiles - 3.1%
Bajaj Auto Ltd.	213,261	7,349,552
Hero Honda Motors Ltd.	256,146	11,388,945
Mahindra & Mahindra Ltd.	1,543,350	26,859,778
Maruti Suzuki India Ltd.	178,362	5,670,567
Total Automobiles		51,268,842

Beverages - 0.4%
United Spirits Ltd.	219,834	7,196,288
Building Products - 0.5%
Sintex Industries Ltd.	1,838,548	7,489,467
Chemicals - 1.0%
Asian Paints Ltd.	79,912	5,144,642
Gujarat Narmada Valley Fertilizers Co., Ltd.	29	80
Sterling Biotech Ltd.	472,157	1,090,243
Tata Chemicals Ltd.	624,822	5,504,134
United Phosphorus Ltd.	1,359,544	5,258,484
Total Chemicals		16,997,583
Commercial Banks - 14.7%
Allahabad Bank	1,246,507	6,297,348
Andhra Bank	1,089,123	3,664,510
Axis Bank Ltd.	712,696	21,518,749
Bank of India	1,083,890	10,946,768
Canara Bank	1,134,874	16,757,253
Central Bank of India	919,033	3,734,503
Corp. Bank	376,351	5,354,680
Federal Bank Ltd.	661,880	5,880,171
HDFC Bank Ltd.	575,665	30,207,125
ICICI Bank Ltd.	1,831,891	46,912,633
IDBI Bank Ltd.	1,262,572	4,660,349
Indian Bank	1,156,490	6,383,132
Indian Overseas Bank	2,273,482	7,453,706
Karnataka Bank Ltd.	686,414	2,527,520
Oriental Bank of Commerce	697,018	6,317,822
State Bank of India	796,445	50,084,393
Syndicate Bank	1,737,806	4,978,485
Uco Bank	2,127,346	5,523,535
Yes Bank Ltd.	674,845	4,720,821
Total Commercial Banks		243,923,503
Construction & Engineering - 2.1%
Era Infra Engineering Ltd.	525,384	2,532,629
IRB Infrastructure Developers Ltd.	425,670	2,142,867
Larsen & Toubro Ltd.	550,582	24,370,781
Nagarjuna Construction Co.	825,621	2,597,895
Voltas Ltd.	689,226	3,355,574
Total Construction & Engineering		34,999,746
Construction Materials - 2.3%
ACC Ltd.	319,088	7,675,524
Ambuja Cements Ltd.	5,138,389	16,455,715

Investments	Shares	Value
India Cements Ltd.	1,305,526	$3,153,233
Shree Cement Ltd.	77,225	3,489,762
Ultratech Cement Ltd.	293,470	7,116,065
Total Construction Materials		37,890,299
Diversified Consumer Services - 0.2%
Educomp Solutions Ltd.	307,888	3,661,399
ZEE Learn Ltd.*	200,019	123,013
Total Diversified Consumer Services		3,784,412
Diversified Financial Services - 2.2%
IFCI Ltd.	5,397,449	8,123,635
Infrastructure Development Finance Co., Ltd.	3,143,752	12,837,953
Kotak Mahindra Bank Ltd.	617,979	6,269,623
Power Finance Corp., Ltd.	815,480	5,659,028
Reliance Capital Ltd.	222,564	3,326,390
Total Diversified Financial Services		36,216,629
Electric Utilities - 1.9%
KSK Energy Ventures Ltd.*	527,323	1,590,873
Power Grid Corp. of India Ltd.	2,049,708	4,506,011
Reliance Infrastructure Ltd.	412,472	7,778,070
Tata Power Co., Ltd.	470,787	14,377,349
Torrent Power Ltd.	373,362	2,307,889
Total Electric Utilities		30,560,192
Electrical Equipment - 1.6%
ABB Ltd.	141,868	2,525,006
Bharat Heavy Electricals Ltd.	340,335	17,686,156
Crompton Greaves Ltd.	836,090	5,795,507
Total Electrical Equipment		26,006,669
Energy Equipment & Services - 0.2%
Aban Offshore Ltd.	202,066	3,698,556
Food Products - 0.7%
Balrampur Chini Mills Ltd.	1,365,801	2,684,869
Nestle India Ltd.	53,710	4,580,935
Tata Global Beverages Ltd.	2,049,015	4,953,562
Total Food Products		12,219,366
Gas Utilities - 1.3%
GAIL India Ltd.	1,706,877	19,569,059
Gujarat State Petronet Ltd.	993,714	2,621,236
Total Gas Utilities		22,190,295
Health Care Equipment & Supplies - 0.2%
Opto Circuits India Ltd.	658,742	3,954,073
Household Durables - 0.4%
Videocon Industries Ltd.	1,425,651	6,907,465
Household Products - 1.5%
Hindustan Unilever Ltd.	3,534,649	24,734,243
Independent Power Producers & Energy Traders - 1.8%
GVK Power & Infrastructure Ltd.*	2,383,873	2,161,826
Indiabulls Power Ltd.*	2,062,758	1,342,419
JSW Energy Ltd.	1,715,609	3,823,335
NHPC Ltd.	7,902,174	4,983,592
NTPC Ltd.	3,333,101	14,956,653
Reliance Power Ltd.*	769,469	2,721,492

Total Independent Power Producers & Energy Traders		29,989,317

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds 38

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI)

December 31, 2010

Investments	Shares	Value
Industrial Conglomerates - 0.5%
Jaiprakash Associates Ltd.	1,018,075	$2,410,002
Siemens India Ltd.	300,113	5,506,602
Total Industrial Conglomerates		7,916,604
IT Services - 12.5%
HCL Infosystems Ltd.	923,160	2,424,805
HCL Technologies Ltd.	948,141	9,674,367
Infosys Technologies Ltd.	1,531,052	117,880,561
Mphasis Ltd.	164,149	2,469,852
Patni Computer Systems Ltd.	389,107	4,146,472
Rolta India Ltd.	734,484	2,541,086
Tata Consultancy Services Ltd.	1,773,845	46,241,360
Wipro Ltd.	2,056,033	22,588,085
Total IT Services		207,966,588
Life Sciences Tools & Services - 0.2%
Divi’s Laboratories Ltd.	204,754	2,961,984
Machinery - 2.1%
Ashok Leyland Ltd.	2,973,774	4,256,324
Cummins India Ltd.	348,672	6,128,564
Tata Motors Ltd.	700,507	20,496,664
Thermax Ltd.	194,461	3,790,283
Total Machinery		34,671,835
Marine - 0.4%
Mercator Lines Ltd.	2,514,666	3,298,337
Shipping Corp. of India Ltd.	1,275,413	3,727,977
Total Marine		7,026,314
Media - 0.6%
Sun TV Network Ltd.	297,090	3,494,121
Zee Entertainment Enterprises Ltd.	1,801,079	5,931,095
Total Media		9,425,216
Metals & Mining - 9.7%
Bhushan Steel Ltd.	569,523	6,035,938
Gujarat Mineral Development Corp., Ltd.	1,201,638	3,754,195
Hindalco Industries Ltd.	7,224,767	39,908,698
Hindustan Zinc Ltd.	163,706	5,010,762
Jindal Saw Ltd.	815,379	3,325,156
Jindal Steel & Power Ltd.	1,750,659	27,877,820
JSW Steel Ltd.	505,341	13,302,284
National Aluminium Co., Ltd.	256,856	2,258,368
NMDC Ltd.	723,866	4,510,099
Sesa Goa Ltd.	2,520,232	18,517,773
Steel Authority of India Ltd.	4,334,647	17,691,448
Sterlite Industries India Ltd.	3,412,706	14,245,367
Welspun Corp., Ltd.	1,350,412	5,120,482
Total Metals & Mining		161,558,390
Oil, Gas & Consumable Fuels - 22.2%
Bharat Petroleum Corp., Ltd.	549,700	8,093,984
Cairn India Ltd.*	1,014,152	7,546,888
Chennai Petroleum Corp., Ltd.	259,841	1,436,782
Essar Oil Ltd.*	1,086,669	3,347,616
Essar Shipping Ports & Logistics Ltd.*	545,353	1,325,117
Great Eastern Shipping Co., Ltd. (The)	1,028,150	7,915,479
Hindustan Petroleum Corp., Ltd.	710,234	6,220,802
Indian Oil Corp., Ltd.	2,922,354	22,377,591
Mangalore Refinery & Petrochemicals Ltd.	2,095,759	3,437,860
Oil & Natural Gas Corp., Ltd.	3,165,326	91,190,270
Petronet Lng Ltd.	2,093,716	5,850,605
Reliance Industries Ltd.	8,908,955	210,933,929
Total Oil, Gas & Consumable Fuels		369,676,923

Investments	Shares	Value
Personal Products - 0.2%
Dabur India Ltd.	1,712,746	$3,839,937
Pharmaceuticals - 3.0%
Aurobindo Pharma Ltd.	117,287	3,446,347
Cipla Ltd.	791,749	6,547,887
Dr Reddy’s Laboratories Ltd.	76,224	2,834,599
GlaxoSmithKline Pharmaceuticals Ltd.	69,062	3,610,252
Glenmark Pharmaceuticals Ltd.	559,920	4,534,206
Lupin Ltd.	437,433	4,719,659
Piramal Healthcare Ltd.	472,893	4,970,056
Sun Pharmaceutical Industries Ltd.	1,801,519	19,538,111
Total Pharmaceuticals		50,201,117
Real Estate Management & Development - 0.9%
DLF Ltd.	988,787	6,455,918
Housing Development & Infrastructure Ltd.*	915,982	3,993,530
Unitech Ltd.	2,671,093	3,960,493
Total Real Estate Management & Development		14,409,941
Road & Rail - 0.2%
Container Corp. of India	122,422	3,469,102
Software - 0.3%
Financial Technologies India Ltd.	95,783	1,914,482
Oracle Financial Sevices Software Ltd.*	68,676	3,591,456
Total Software		5,505,938
Textiles, Apparel & Luxury Goods - 0.5%
Alok Industries Ltd.	7,799,738	4,866,660
S Kumars Nationwide Ltd.*	1,544,083	2,992,168
Total Textiles, Apparel & Luxury Goods		7,858,828
Thrifts & Mortgage Finance - 3.2%
Housing Development Finance Corp.	2,847,865	46,388,068
Lic Housing Finance Ltd.	1,673,595	7,313,440
Total Thrifts & Mortgage Finance		53,701,508
Tobacco - 1.5%
ITC Ltd.	6,196,791	24,203,725
Trading Companies & Distributors - 0.4%
Adani Enterprises Ltd.	422,048	6,134,161
Wireless Telecommunication Services - 4.6%
Bharti Airtel Ltd.	4,795,813	38,482,337
Idea Cellular Ltd.*	6,057,122	9,421,287
Reliance Communications Ltd.	8,879,063	28,862,167
Total Wireless Telecommunication Services		76,765,791
TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $1,347,741,577)(a)		1,661,002,740
Cash, Foreign currency and Other Assets in Excess of Liabilities - 0.1%		1,939,121
NET ASSETS - 100.0%		$ 1,662,941,861

*	Non-income producing security.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

39 WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree LargeCap Growth Fund (ROI)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 99.3%

Aerospace & Defense - 4.3%
BE Aerospace, Inc.*	866	$32,068
Esterline Technologies Corp.*	271	18,588
General Dynamics Corp.	4,283	303,922
Lockheed Martin Corp.	5,034	351,926
Raytheon Co.	4,598	213,071
Spirit Aerosystems Holdings, Inc. Class A*(a)	1,770	36,834
Total Aerospace & Defense		956,409
Air Freight & Logistics - 0.0%
Atlas Air Worldwide Holdings, Inc.*	165	9,212
Airlines - 0.0%
Allegiant Travel Co.	171	8,420
Auto Components - 0.1%
TRW Automotive Holdings Corp.*	619	32,621
Beverages - 0.2%
Hansen Natural Corp.*	669	34,975
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc.*	718	57,835
Celgene Corp.*	1,741	102,963
Cubist Pharmaceuticals, Inc.*	535	11,449
Gilead Sciences, Inc.*	8,064	292,239
Onyx Pharmaceuticals, Inc.*	88	3,245
United Therapeutics Corp.*	92	5,816
Total Biotechnology		473,547
Building Products - 0.1%
Armstrong World Industries, Inc.*	443	19,049
Capital Markets - 8.2%
Ameriprise Financial, Inc.	2,342	134,782
BlackRock, Inc.	691	131,691
Goldman Sachs Group, Inc. (The)	8,974	1,509,068
Greenhill & Co., Inc.	74	6,044
Knight Capital Group, Inc. Class A*(a)	1,447	19,954
Total Capital Markets		1,801,539
Chemicals - 1.2%
Ashland, Inc.	767	39,010
Celanese Corp. Class A	2,403	98,931
Lubrizol Corp.	770	82,298
NewMarket Corp.(a)	206	25,414
Rockwood Holdings, Inc.*(a)	303	11,853
Total Chemicals		257,506
Commercial Banks - 6.0%
International Bancshares Corp.	724	14,502
PNC Financial Services Group, Inc.	2,701	164,005
Prosperity Bancshares, Inc.	352	13,827
Wells Fargo & Co.	36,348	1,126,424
Westamerica Bancorp.	166	9,208
Total Commercial Banks		1,327,966
Commercial Services & Supplies - 0.7%
Brink’s Co. (The)	943	25,348
Corrections Corp. of America*	1,206	30,222
Republic Services, Inc.	2,705	80,771
Waste Connections, Inc.	681	18,748
Total Commercial Services & Supplies		155,089
Communications Equipment - 0.4%
Acme Packet, Inc.*	92	4,891
Blue Coat Systems, Inc.*(a)	96	2,868

Investments	Shares	Value
Brocade Communications Systems, Inc.*	1,527	$8,078
F5 Networks, Inc.*	238	30,977
InterDigital, Inc.*	565	23,527
Riverbed Technology, Inc.*	214	7,526
Total Communications Equipment		77,867
Computers & Peripherals - 8.4%
Apple, Inc.*	5,186	1,672,796
NetApp, Inc.*	1,219	66,996
Western Digital Corp.*(a)	3,119	105,734
Total Computers & Peripherals		1,845,526
Consumer Finance - 0.2%
Cash America International, Inc.(a)	303	11,190
Credit Acceptance Corp.*	480	30,129
Total Consumer Finance		41,319
Containers & Packaging - 0.3%
Owens-Illinois, Inc.*	2,062	63,303
Diversified Consumer Services - 0.7%
Apollo Group, Inc. Class A*	1,655	65,356
Capella Education Co.*(a)	64	4,261
Career Education Corp.*(a)	596	12,355
Corinthian Colleges, Inc.*(a)	859	4,475
DeVry, Inc.	406	19,480
Grand Canyon Education, Inc.*(a)	164	3,213
ITT Educational Services, Inc.*	356	22,674
Service Corp. International	1,610	13,283
Strayer Education, Inc.(a)	60	9,133
Total Diversified Consumer Services		154,230
Diversified Financial Services - 5.6%
IntercontinentalExchange, Inc.*	397	47,303
JPMorgan Chase & Co.	27,582	1,170,028
MSCI, Inc. Class A*	284	11,065
Total Diversified Financial Services		1,228,396
Diversified Telecommunication Services - 0.2%
AboveNet, Inc.	709	41,448
Electric Utilities - 0.1%
Unisource Energy Corp.	409	14,659
Electrical Equipment - 0.1%
Woodward Governor Co.	459	17,240
Electronic Equipment, Instruments & Components - 0.2%
Dolby Laboratories, Inc. Class A*(a)	538	35,884
Jabil Circuit, Inc.(a)	687	13,802
Total Electronic Equipment, Instruments & Components		49,686
Energy Equipment & Services - 0.4%
Atwood Oceanics, Inc.*	887	33,147
FMC Technologies, Inc.*	709	63,037
Total Energy Equipment & Services		96,184
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	13,568	471,759
Whole Foods Market, Inc.*	607	30,708
Total Food & Staples Retailing		502,467
Food Products - 3.4%
ConAgra Foods, Inc.	4,444	100,346
Del Monte Foods Co.	2,522	47,414
General Mills, Inc.	7,095	252,511

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds 40

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Growth Fund (ROI)

December 31, 2010

Investments	Shares	Value
Green Mountain Coffee Roasters, Inc.*(a)	238	$7,821
Hershey Co. (The)	1,615	76,147
Kellogg Co.	3,562	181,947
Lancaster Colony Corp.	260	14,872
Ralcorp Holdings, Inc.*	548	35,625
Tyson Foods, Inc. Class A	2,030	34,957
Total Food Products		751,640
Health Care Equipment & Supplies -1.3%
Alere, Inc.*	157	5,746
American Medical Systems Holdings, Inc.*	391	7,374
Edwards Lifesciences Corp.*	422	34,115
Hospira, Inc.*	1,305	72,676
Intuitive Surgical, Inc.*	92	23,713
Kinetic Concepts, Inc.*	771	32,289
Masimo Corp.*	277	8,052
NuVasive, Inc.*(a)	36	923
ResMed, Inc.*(a)	799	27,677
Sirona Dental Systems, Inc.*(a)	279	11,657
Thoratec Corp.*	152	4,305
Varian Medical Systems, Inc.*(a)	823	57,018
Total Health Care Equipment & Supplies		285,545
Health Care Providers & Services - 10.3%
Aetna, Inc.	5,501	167,836
Amedisys, Inc.*	279	9,347
AMERIGROUP Corp.*(a)	537	23,585
AmerisourceBergen Corp.	2,646	90,282
Catalyst Health Solutions, Inc.*	188	8,740
Centene Corp.*	458	11,606
CIGNA Corp.	5,081	186,268
Community Health Systems, Inc.*	804	30,045
Coventry Health Care, Inc.*	1,683	44,431
Emergency Medical Services Corp. Class A*	267	17,251
Express Scripts, Inc.*	2,639	142,638
Healthspring, Inc.*	1,035	27,459
HMS Holdings Corp.*(a)	84	5,441
Humana, Inc.*	3,185	174,347
LifePoint Hospitals, Inc.*	470	17,273
Lincare Holdings, Inc.	560	15,025
McKesson Corp.	2,543	178,976
Medco Health Solutions, Inc.*	2,784	170,576
Mednax, Inc.*(a)	469	31,559
PSS World Medical, Inc.*	395	8,927
Tenet Healthcare Corp.*	3,750	25,088
UnitedHealth Group, Inc.	17,168	619,935
Universal American Corp.(a)	1,327	27,137
Universal Health Services, Inc. Class B	1,005	43,637
Wellcare Health Plans, Inc.*	182	5,500
WellPoint, Inc.*	3,170	180,246
Total Health Care Providers & Services		2,263,155
Health Care Technology - 0.0%
athenahealth, Inc.*	37	1,516
Quality Systems, Inc.	98	6,843
Total Health Care Technology		8,359
Hotels, Restaurants & Leisure - 1.6%
Cheesecake Factory (The)*	355	10,884
Chipotle Mexican Grill, Inc.*	142	30,198
Cracker Barrel Old Country Store, Inc.	193	10,571
Life Time Fitness, Inc.*(a)	275	11,272
PF Chang’s China Bistro, Inc.(a)	120	5,815
Starbucks Corp.	4,710	151,333
Starwood Hotels & Resorts Worldwide, Inc.	1,062	64,548
WMS Industries, Inc.*(a)	284	12,848

Investments	Shares	Value
Wyndham Worldwide Corp.	1,803	$54,018
Wynn Resorts Ltd.	45	4,673
Total Hotels, Restaurants & Leisure		356,160
Household Durables - 0.5%
Tempur-Pedic International, Inc.*	351	14,061
Tupperware Brands Corp.	549	26,171
Whirlpool Corp.	721	64,046
Total Household Durables		104,278
Household Products - 1.3%
Colgate-Palmolive Co.	3,686	296,244
Independent Power Producers & Energy Traders - 1.1%
AES Corp. (The)*	7,478	91,082
Calpine Corp.*	2,522	33,643
NRG Energy, Inc.*	5,316	103,875
Ormat Technologies, Inc.	243	7,188

Total Independent Power Producers & Energy Traders		235,788

Insurance - 11.4%
Alleghany Corp.*	125	38,296
American Family Life Assurance Co., Inc.	3,526	198,972
American Financial Group, Inc.	2,030	65,549
Berkshire Hathaway, Inc. Class B*	13,525	1,083,488
Delphi Financial Group, Inc. Class A	464	13,382
Erie Indemnity Co. Class A	313	20,492
First American Financial Corp.	859	12,833
Hanover Insurance Group, Inc. (The)(a)	455	21,258
Lincoln National Corp.	1,982	55,119
Loews Corp.	1,705	66,342
Principal Financial Group, Inc.	2,802	91,233
ProAssurance Corp.*(a)	514	31,148
Reinsurance Group of America, Inc.	896	48,124
StanCorp Financial Group, Inc.(a)	625	28,213
Torchmark Corp.	964	57,589
Transatlantic Holdings, Inc.	1,171	60,447
Travelers Cos., Inc. (The)	9,322	519,329
Unum Group	4,363	105,672
Total Insurance		2,517,486
Internet & Catalog Retail - 1.6%
Amazon.com, Inc.*	905	162,900
Expedia, Inc.	2,123	53,266
HSN, Inc.*	283	8,671
NetFlix, Inc.*	178	31,275
priceline.com, Inc.*	253	101,086
Total Internet & Catalog Retail		357,198
Internet Software & Services - 5.3%
eBay, Inc.*	6,794	189,077
Equinix, Inc.*	88	7,151
Google, Inc. Class A*	1,511	897,488
MercadoLibre, Inc.*	83	5,532
Rackspace Hosting, Inc.*	200	6,282
Sohu.com, Inc.*(a)	399	25,333
VeriSign, Inc.	1,071	34,990
Total Internet Software & Services		1,165,853
IT Services - 2.9%
Alliance Data Systems Corp.*(a)	336	23,866
CACI International, Inc. Class A*(a)	264	14,098
Cognizant Technology Solutions Corp.
Class A*	1,344	98,502
CoreLogic, Inc.	859	15,909

See Notes to Schedule of Investments.

41 WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Growth Fund (ROI)

December 31, 2010

Investments	Shares	Value
DST Systems, Inc.	544	$24,126
Lender Processing Services, Inc.	1,059	31,262
Mastercard, Inc. Class A	756	169,427
MAXIMUS, Inc.	140	9,181
Sapient Corp.	1,247	15,089
Syntel, Inc.	371	17,730
Visa, Inc. Class A	2,996	210,858
Total IT Services		630,048
Life Sciences Tools & Services - 0.6%
Bruker Corp.*	691	11,471
Covance, Inc.*(a)	367	18,867
Life Technologies Corp.*	707	39,239
Parexel International Corp.*	279	5,923
Waters Corp.*	636	49,423
Total Life Sciences Tools & Services		124,923
Machinery - 1.1%
Bucyrus International, Inc.	602	53,819
Flowserve Corp.	566	67,479
Joy Global, Inc.	920	79,809
Manitowoc Co., Inc. (The)	950	12,455
Oshkosh Corp.*(a)	696	24,527
Total Machinery		238,089
Media - 1.2%
CBS Corp. Class B	4,170	79,438
Cinemark Holdings, Inc.	856	14,757
CTC Media, Inc.	1,277	29,920
Discovery Communications, Inc. Class A*	1,380	57,546
DreamWorks Animation SKG, Inc. Class A*(a)	481	14,175
Gannett Co., Inc.	3,478	52,483
Scholastic Corp.	566	16,720
Valassis Communications, Inc.*	279	9,026
Total Media		274,065
Metals & Mining - 1.3%
Compass Minerals International, Inc.	277	24,728
Newmont Mining Corp.	3,604	221,395
Royal Gold, Inc.	64	3,496
Walter Energy, Inc.(a)	219	27,997
Total Metals & Mining		277,616
Multiline Retail - 0.6%
99 Cents Only Stores*(a)	405	6,456
Big Lots, Inc.*	622	18,946
Dollar Tree, Inc.*(a)	1,067	59,837
Nordstrom, Inc.	1,366	57,891
Total Multiline Retail		143,130
Multi-Utilities - 0.0%
Black Hills Corp.	229	6,870

Oil, Gas & Consumable Fuels - 0.2%
Gran Tierra Energy, Inc.*	286	2,302
Massey Energy Co.(a)	345	18,510
Patriot Coal Corp.*	877	16,987
Total Oil, Gas & Consumable Fuels		37,799
Paper & Forest Products - 0.1%
International Paper Co.	455	12,394
Personal Products - 1.0%
Avon Products, Inc.	3,267	94,939
Estee Lauder Cos., Inc. (The) Class A	1,324	106,847
Nu Skin Enterprises, Inc. Class A(a)	411	12,437
Total Personal Products		214,223

Investments	Shares	Value
Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co.	18,701	$495,203
Endo Pharmaceuticals Holdings, Inc.*	1,099	39,245
Medicis Pharmaceutical Corp. Class A	393	10,528
Perrigo Co.(a)	482	30,525
Viropharma, Inc.*	505	8,747
Total Pharmaceuticals		584,248
Professional Services - 0.1%
IHS, Inc. Class A*	333	26,770
Real Estate Investment Trusts (REITs) - 0.5%
Alexander’s, Inc.	51	21,026
Boston Properties, Inc.	445	38,315
CommonWealth REIT	38	969
Corporate Office Properties Trust SBI MD	128	4,474
Digital Realty Trust, Inc.(a)	111	5,721
Equity Lifestyle Properties, Inc.	61	3,412
Healthcare Realty Trust, Inc.	160	3,387
Potlatch Corp.	286	9,309
Senior Housing Properties Trust	644	14,129
Total Real Estate Investment Trusts (REITs)		100,742
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A*	876	17,940
Road & Rail - 0.0%
Avis Budget Group, Inc.*	203	3,159
Semiconductors & Semiconductor Equipment - 0.6%
Amkor Technology, Inc.*(a)	2,800	20,692
Atheros Communications, Inc.*	181	6,502
Cree, Inc.*	117	7,709
First Solar, Inc.*(a)	672	87,454
Power Integrations, Inc.	69	2,770
Silicon Laboratories, Inc.*	184	8,468
TriQuint Semiconductor, Inc.*	321	3,752
Total Semiconductors & Semiconductor Equipment		137,347
Software - 1.5%
Activision Blizzard, Inc.	6,794	84,518
Advent Software, Inc.*	60	3,475
ANSYS, Inc.*(a)	371	19,318
AsiaInfo-Linkage, Inc.*	179	2,966
Blackbaud, Inc.	158	4,092
Citrix Systems, Inc.*	638	43,646
Concur Technologies, Inc.*(a)	101	5,245
Informatica Corp.*(a)	309	13,605
McAfee, Inc.*	631	29,222
MicroStrategy, Inc. Class A*	93	7,949
Pegasystems, Inc.	110	4,029
Red Hat, Inc.*	404	18,443
Rovi Corp.*	148	9,177
Salesforce.com, Inc.*	128	16,896
TIBCO Software, Inc.*	837	16,497
VMware, Inc. Class A*	487	43,299
Total Software		322,377
Specialty Retail - 3.4%
Aeropostale, Inc.*	984	24,246
Barnes & Noble, Inc.	872	12,339
Bed Bath & Beyond, Inc.*(a)	1,495	73,479
Cabela’s, Inc.*(a)	848	18,444
CarMax, Inc.*(a)	1,269	40,456
Chico’s FAS, Inc.	705	8,481
Childrens Place Retail Stores, Inc. (The)*	242	12,013
Dress Barn, Inc.*	495	13,078

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds 42

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Growth Fund (ROI)

December 31, 2010

Investments	Shares	Value
DSW, Inc. Class A*	259	$10,127
Guess ?, Inc.	716	33,881
J Crew Group, Inc.*	324	13,977
Jo-Ann Stores, Inc.*(a)	192	11,562
Ltd. Brands, Inc.	2,163	66,469
OfficeMax, Inc.*	235	4,160
O’Reilly Automotive, Inc.*	962	58,124
PetSmart, Inc.	831	33,090
RadioShack Corp.	1,208	22,336
Ross Stores, Inc.	1,044	66,033
TJX Cos., Inc.	3,539	157,096
Tractor Supply Co.	448	21,724
Ulta Salon Cosmetics & Fragrance, Inc.*	219	7,446
Urban Outfitters, Inc.*(a)	728	26,070
Williams-Sonoma, Inc.	391	13,955

Total Specialty Retail		748,586

Textiles, Apparel & Luxury Goods - 1.2%
Carter’s, Inc.*	526	15,522
Coach, Inc.	2,134	118,031
Deckers Outdoor Corp.*	374	29,823
Fossil, Inc.*	475	33,478
Hanesbrands, Inc.*	499	12,675
Jones Group, Inc. (The)	639	9,930
Lululemon Athletica, Inc.*	236	16,147
Phillips-Van Heusen Corp.(a)	411	25,897
Skechers U.S.A., Inc. Class A*(a)	183	3,660
Under Armour, Inc. Class A*(a)	176	9,652

Total Textiles, Apparel & Luxury Goods		274,815

Thrifts & Mortgage Finance -0.0%
Northwest Bancshares, Inc.	490	5,762

Tobacco - 0.1%
Universal Corp.	332	13,512

Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A*	836	43,171
NII Holdings, Inc.*	1,194	53,324

Total Wireless Telecommunication Services		96,495

TOTAL COMMON STOCKS
(Cost: $19,849,176)		21,841,274

EXCHANGE-TRADED FUND - 0.6%
WisdomTree Earnings 500 Fund (b)
(Cost: $124,183)	3,215	139,338

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.4%

MONEY MARKET FUND - 5.4%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(c) (Cost: $1,177,000)(d)	1,177,000	1,177,000

TOTAL INVESTMENTS IN SECURITIES - 105.3%
(Cost: $21,150,359)(e)		23,157,612
Liabilities in Excess of Cash and Other Assets - (5.3)%		(1,168,625)

NET ASSETS - 100.0%		$21,988,987

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Interest rate shown reflects yield as of December 31, 2010.
(d)	At December 31, 2010, the total market value of the Fund’s securities on loan was $1,150,449 and the total market value of the collateral held by the Fund was $1,177,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

43 WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree DEFA Fund (DWM)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 11.5%
Adelaide Brighton Ltd.	69,729	$235,870
AGL Energy Ltd.	23,990	374,520
Amalgamated Holdings Ltd.	20,807	138,420
Amcor Ltd.	52,003	359,813
AMP Ltd.(a)	118,771	644,038
Australia & New Zealand Banking Group Ltd.	147,192	3,523,029
AXA Asia Pacific Holdings Ltd.	65,575	424,143
Bank of Queensland Ltd.	18,339	195,315
Bendigo and Adelaide Bank Ltd.	26,953	274,900
BHP Billiton Ltd.	101,542	4,709,875
Billabong International Ltd.	16,657	139,155
Brambles Ltd.	58,394	426,180
Cabcharge Australia Ltd.	36,134	216,309
Caltex Australia Ltd.	14,095	207,619
Cardno Ltd.	43,146	245,901
carsales.com.au Ltd.	32,726	157,665
Coca-Cola Amatil Ltd.	38,424	427,738
Cochlear Ltd.	2,689	221,639
Commonwealth Bank of Australia	80,199	4,173,700
Computershare Ltd.	18,625	205,807
Consolidated Media Holdings Ltd.	69,349	221,789
Crane Group Ltd.	19,755	190,146
Cromwell Group	192,324	149,828
Crown Ltd.	45,008	380,618
CSL Ltd.	13,581	505,201
CSR Ltd.	196,612	338,582
David Jones Ltd.	58,251	266,308
Downer EDI Ltd.	37,037	174,258
DUET Group(b)	124,504	215,045
Energy Resources of Australia Ltd.	11,240	128,235
Envestra Ltd.(b)	348,736	187,673
Fleetwood Corp., Ltd.	17,733	236,122
Foster’s Group Ltd.	119,468	695,577
Goodman Fielder Ltd.	153,701	211,906
GWA International Ltd.	55,464	174,540
Harvey Norman Holdings Ltd.(a)	70,183	211,507
Insurance Australia Group Ltd.	117,026	465,435
Iress Market Technology Ltd.	18,191	162,786
Leighton Holdings Ltd.(a)	15,727	496,203
Lend Lease Group(b)	37,120	328,370
Macquarie Group Ltd.	12,948	491,210
Metcash Ltd.	72,582	305,785
Monadelphous Group Ltd.	14,757	276,818
Myer Holdings Ltd.	52,505	191,062
National Australia Bank Ltd.	140,680	3,417,636
New Hope Corp., Ltd.	40,174	199,725
NIB Holdings Ltd.	129,595	174,686
OneSteel Ltd.	58,452	155,183
Orica Ltd.	15,203	388,038
Origin Energy Ltd.	38,104	650,715
Perpetual Ltd.	5,637	180,338
Platinum Asset Management Ltd.(a)	43,038	220,139
Primary Health Care Ltd.	52,125	201,434
QBE Insurance Group Ltd.	61,108	1,136,894
Rio Tinto Ltd.	5,680	497,631
Salmat Ltd.	46,666	208,561
Santos Ltd.	34,653	467,102
Sonic Healthcare Ltd.	27,306	324,684
SP AusNet(b)	293,914	262,111
Spark Infrastructure Group(c)	233,438	271,589
Suncorp Group Ltd.	67,135	592,512
TABCORP Holdings Ltd.	73,909	538,657

Investments	Shares	Value
Tatts Group Ltd.	171,204	$452,771
Telstra Corp., Ltd.	1,316,574	3,765,257
Toll Holdings Ltd.	44,999	264,303
Transurban Group(b)	64,385	337,909
UGL Ltd.	15,754	233,025
Wesfarmers Ltd.	62,520	2,050,756
West Australian Newspapers Holdings Ltd.(a)	24,540	161,745
Westpac Banking Corp.	197,240	4,490,438
Woodside Petroleum Ltd.	22,987	1,002,834
Woolworths Ltd.	58,543	1,618,457
WorleyParsons Ltd.	13,094	358,904
Wotif.com Holdings Ltd.	27,651	141,151

Total Australia		49,071,825

Austria - 0.9%
Andritz AG	2,072	191,215
Bank Austria Creditanstalt AG*(d)	3,774	—
Erste Group Bank AG	8,467	399,152
Oesterreichische Post AG	11,774	390,542
OMV AG	11,481	479,013
Raiffeisen International Bank Holding AG	5,485	301,695
Strabag SE	6,481	178,239
Telekom Austria AG	36,314	512,503
Verbund AG	14,963	559,653
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,578	291,058
Voestalpine AG	9,734	465,541

Total Austria		3,768,611

Belgium - 1.0%
Ageas	98,720	226,469
Anheuser-Busch InBev N.V.	14,776	848,414
Bekaert S.A.	2,013	231,977
Belgacom S.A.	28,839	972,061
Delhaize Group S.A.	3,605	267,302
Mobistar S.A.	7,785	506,637
Solvay S.A.	4,479	479,202
Tessenderlo Chemie N.V.	4,504	164,291
UCB S.A.(a)	8,814	303,533
Umicore	6,236	325,601

Total Belgium		4,325,487

Denmark - 0.5%
Danisco A/S	2,057	188,857
FLSmidth & Co. A/S	2,122	203,229
H. Lundbeck A/S	11,492	219,295
Novo Nordisk A/S Class B	9,538	1,080,029
Novozymes A/S Class B	1,314	183,799
Tryg A/S	4,307	199,655

Total Denmark		2,074,864

Finland - 1.7%
Fortum Oyj	43,817	1,324,375
Kone Oyj Class B	9,780	545,807
Konecranes Oyj	5,411	224,235
Metso Oyj	5,098	285,880
Nokia Oyj	179,347	1,862,268
Orion Oyj Class B	10,937	240,189
Outokumpu Oyj	8,940	166,469
Pohjola Bank PLC	17,023	204,850
Rautaruukki Oyj	9,268	217,710
Sampo Oyj	29,743	800,030
Sanoma Oyj	11,762	255,941
UPM-Kymmene Oyj	21,255	376,964
Uponor Oyj	8,980	166,732

See Notes to Schedule of Investments.

WisdomTree International Dividend and Second Sector Funds 1

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

December 31, 2010

Investments	Shares	Value
Wartsila Oyj	5,523	$423,076

Total Finland		7,094,526

France - 15.3%
Accor S.A.	11,991	535,682
Aeroports de Paris	4,342	344,084
Air Liquide S.A.	8,524	1,082,244
Alstom S.A.	11,182	537,194
AXA S.A.	109,889	1,835,400
BNP Paribas	40,926	2,613,994
Bourbon S.A.	3,532	164,468
Bouygues S.A.	20,428	883,955
Bureau Veritas S.A.	3,773	287,098
Canal Plus	26,302	177,133
Cap Gemini S.A.	5,153	241,471
Carrefour S.A.	25,415	1,051,847
Casino Guichard Perrachon S.A.	5,991	586,316
CFAO S.A.	5,108	223,191
Christian Dior S.A.	4,934	707,594
Cie Generale des Etablissements Michelin Class B	3,859	278,007
Cie Generale d’Optique Essilor International S.A.	4,438	286,824
CNP Assurances	38,160	691,369
Compagnie de Saint-Gobain	19,475	1,005,878
Credit Agricole S.A.	126,460	1,612,377
Danone	21,098	1,330,856
Eiffage S.A.	5,100	225,817
Electricite de France S.A.	74,141	3,053,045
Eutelsat Communications	9,490	348,711
France Telecom S.A.	309,330	6,471,643
GDF Suez	161,947	5,833,434
Hermes International	890	187,156
ICADE	3,773	386,459
Imerys S.A.	3,451	230,952
Klepierre	13,875	502,485
Lafarge S.A.	15,744	991,015
Lagardere SCA	9,069	375,094
Legrand S.A.	10,602	433,450
L’Oreal S.A.	13,219	1,473,337
LVMH Moet Hennessy Louis Vuitton S.A.(a)	10,622	1,754,169
M-6 Metropole Television S.A.	24,164	586,752
Neopost S.A.	3,775	330,196
Nexity	6,663	305,303
PagesJaunes Groupe	40,331	367,921
Pernod-Ricard S.A.	3,099	292,519
PPR	5,139	820,413
Publicis Groupe S.A.	5,962	311,935
Remy Cointreau S.A.	2,573	182,773
Safran S.A.	6,255	222,372
Sanofi-Aventis S.A.	69,201	4,442,234
Schneider Electric S.A.	7,346	1,103,764
SCOR SE	15,940	406,302
Societe BIC S.A.	1,879	162,136
Societe Generale	6,372	343,815
Societe Television Francaise 1	13,572	236,698
Sodexo	6,103	422,229
Suez Environnement Co.	27,560	571,235
Technip S.A.	4,310	399,542
TOTAL S.A.	165,354	8,795,591
Vallourec S.A.	5,812	612,851
Veolia Environnement S.A.	31,955	937,551
Vinci S.A.(a)	26,581	1,450,639
Vivendi S.A.	112,495	3,048,539

Total France		65,097,059

Investments	Shares	Value
Germany - 6.9%
Allianz SE	19,173	$2,287,418
BASF SE	31,338	2,509,879
Bayer AG	22,118	1,640,885
Bayerische Motoren Werke AG	5,568	439,595
Beiersdorf AG	4,406	245,449
Bilfinger Berger SE	3,021	256,139
Celesio AG	6,901	172,200
Deutsche Bank AG	12,642	663,131
Deutsche Boerse AG	7,506	521,609
Deutsche Post AG	54,416	927,123
Deutsche Telekom AG	317,248	4,109,210
E.ON AG	101,739	3,130,353
Fielmann AG	1,339	127,791
Fraport AG Frankfurt Airport Services Worldwide	4,466	282,553
Fresenius Medical Care AG & Co. KGaA	5,015	290,846
Hamburger Hafen und Logistik AG	5,354	248,161
Hannover Rueckversicherung AG	7,230	389,286
Henkel AG & Co. KGaA	4,989	258,450
Hochtief AG	2,828	241,065
Linde AG	3,732	568,507
Merck KGAA	3,680	295,474
Metro AG	8,577	619,969
Muenchener Rueckversicherungs AG	9,683	1,473,742
RWE AG	29,190	1,953,686
Salzgitter AG	3,000	232,504
SAP AG	14,575	744,973
Siemens AG	18,234	2,267,612
Suedzucker AG	9,852	263,348
Symrise AG	6,602	181,788
ThyssenKrupp AG	10,434	433,720
United Internet AG Registered Shares	16,331	266,521
Volkswagen AG	6,565	932,691
Wacker Chemie AG	957	167,673
Wincor Nixdorf AG	2,620	214,442

Total Germany		29,357,793

Hong Kong - 5.0%
Bank of East Asia Ltd.	57,000	238,672
BOC Hong Kong Holdings Ltd.	457,000	1,554,952
Cheung Kong (Holdings) Ltd.	61,000	940,858
China Merchants Holdings International Co., Ltd.	66,000	260,650
China Mobile Ltd.	597,500	5,933,763
China Overseas Land & Investment Ltd.	118,000	218,281
China Resources Enterprise Ltd.	50,000	204,859
China Resources Power Holdings Co., Ltd.	114,000	206,482
China Unicom Hong Kong Ltd.	396,000	566,467
Citic Pacific Ltd.	111,000	288,436
CLP Holdings Ltd.	93,500	758,955
CNOOC Ltd.	1,113,300	2,640,877
Fushan International Energy Group Ltd.	284,000	194,725
Hang Seng Bank Ltd.	80,200	1,318,500
Hong Kong & China Gas Co., Ltd.	122,600	288,929
Hong Kong Exchanges and Clearing Ltd.	32,900	746,145
Hongkong Electric Holdings Ltd.	86,500	545,239
Hopewell Holdings Ltd.	63,000	197,745
Hutchison Whampoa Ltd.	130,000	1,337,853
Hysan Development Co., Ltd.	60,000	282,493
MTR Corp.	108,000	393,174
New World Development Ltd.	116,000	217,864
Shanghai Industrial Holdings Ltd.	46,000	198,826
Sino Land Co., Ltd.	146,000	273,082

See Notes to Schedule of Investments.

2 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

December 31, 2010

Investments	Shares	Value
Sun Hung Kai Properties Ltd.	53,000	$880,191
Television Broadcasts Ltd.	35,000	189,100
Wharf Holdings Ltd.	68,000	523,100

Total Hong Kong		21,400,218

Ireland - 0.2%
CRH PLC	24,588	511,284
DCC PLC	7,612	241,000
Kerry Group PLC Class A	5,035	168,665

Total Ireland		920,949

Italy - 4.7%
A2A SpA	260,326	359,369
Assicurazioni Generali SpA	28,885	550,647
Atlantia SpA	28,594	585,762
Banca Carige SpA	104,819	220,492
Banca Generali SpA	13,869	168,663
Banca Popolare di Sondrio S.c.r.l.	25,131	207,344
Edison SpA	253,649	292,643
Enel SpA	895,313	4,492,143
ENI SpA	228,614	5,011,434
Fiat SpA	23,993	496,658
Finmeccanica SpA	25,957	296,166
Hera SpA	97,819	203,274
Intesa Sanpaolo SpA	372,347	1,014,030
Iren SpA	183,096	307,778
Lottomatica SpA(a)	13,511	168,116
Luxottica Group SpA	8,105	247,911
MARR SpA	20,074	233,620
Mediaset SpA	55,279	335,758
Mediolanum SpA(a)	46,104	191,274
Milano Assicurazioni SpA	81,733	129,715
Parmalat SpA	113,429	311,950
Pirelli & C SpA	22,995	186,636
Prysmian SpA	8,894	152,130
Saipem SpA	9,562	472,580
Snam Rete Gas SpA	173,658	866,652
Telecom Italia SpA	618,713	802,644
Telecom Italia SpA RSP	376,620	410,267
Terna Rete Elettrica Nazionale SpA(a)	106,302	450,646
UniCredit SpA	272,910	566,758
Unione di Banche Italiane SCPA	28,239	248,141
Zignago Vetro SpA	23,031	147,689

Total Italy		20,128,890

Japan - 11.5%
Aeon Co., Ltd.(a)	19,600	245,529
Aisin Seiki Co., Ltd.	6,400	226,709
Ajinomoto Co., Inc.	25,000	260,773
Asahi Glass Co., Ltd.(a)	26,000	304,223
Asahi Kasei Corp.	46,000	300,598
Astellas Pharma, Inc.	19,200	732,680
Bank of Yokohama Ltd. (The)	47,000	243,968
Bridgestone Corp.	12,700	245,685
Canon, Inc.	33,100	1,718,156
Chiba Bank Ltd. (The)	31,000	201,812
Chiyoda Co., Ltd.	13,700	181,923
Chubu Electric Power Co., Inc.	19,700	484,818
Chugai Pharmaceutical Co., Ltd.	13,200	242,500
Chugoku Electric Power Co., Inc. (The)(a)	12,900	262,438
Circle K Sunkus Co., Ltd.	13,700	220,099
Coca-Cola Central Japan Co., Ltd.	14,500	194,156
Coca-Cola West Co., Ltd.	11,700	212,203
Cosmo Oil Co., Ltd.	64,000	209,901
Dai Nippon Printing Co., Ltd.	29,000	395,463
Daiichi Sankyo Co., Ltd.	25,800	565,275
Daikin Industries Ltd.	5,800	205,955

Investments	Shares	Value
Daito Trust Construction Co., Ltd.	5,200	$356,476
Daiwa House Industry Co., Ltd.	21,000	258,406
Daiwa Securities Group, Inc.	65,000	334,998
Denso Corp.	10,500	362,752
East Japan Railway Co.	6,500	423,155
Eisai Co., Ltd.(a)	14,700	532,865
Ezaki Glico Co., Ltd.(a)	14,000	164,848
Fanuc Ltd.	1,700	261,377
Fast Retailing Co., Ltd.	1,600	255,077
FUJIFILM Holdings Corp.	7,000	253,400
Fujitsu Ltd.	31,000	215,955
Hokuetsu Kishu Paper Co., Ltd.(a)	32,500	185,531
Hokuriku Electric Power Co.	9,700	238,598
Honda Motor Co., Ltd.	21,600	856,223
House Foods Corp.(a)	13,400	215,114
Hoya Corp.	15,200	369,575
Ito En Ltd.	9,900	164,786
ITOCHU Corp.	34,400	348,644
Itochu Techno-Solutions Corp.	4,600	172,702
Japan Tobacco, Inc.	139	515,005
Joyo Bank Ltd. (The)	52,000	228,889
JS Group Corp.	10,300	226,942
Kajima Corp.	71,000	189,088
Kaken Pharmaceutical Co., Ltd.	21,000	255,299
Kandenko Co., Ltd.	32,000	215,030
Kaneka Corp.	27,000	187,424
Kansai Electric Power Co., Inc. (The)	23,400	578,184
Kao Corp.	15,300	412,754
KDDI Corp.	95	549,350
Kirin Holdings Co., Ltd.	23,000	323,001
Komatsu Ltd.	11,600	351,411
Konami Corp.	9,900	210,682
Konica Minolta Holdings, Inc.	15,000	156,094
Kubota Corp.	28,000	265,483
Kyocera Corp.	3,600	367,967
Kyowa Exeo Corp.	16,300	168,215
Kyowa Hakko Kirin Co., Ltd.(a)	19,000	195,845
Kyushu Electric Power Co., Inc.	15,100	338,845
Lawson, Inc.	6,000	297,022
Mabuchi Motor Co., Ltd.	3,400	175,439
Makita Corp.	5,200	212,860
Marubeni Corp.	39,000	274,570
Marui Group Co., Ltd.	20,100	164,061
Maruichi Steel Tube Ltd.	9,900	210,560
Matsui Securities Co., Ltd.	23,000	163,911
Max Co., Ltd.	14,000	165,884
MEIJI Holdings Co., Ltd.	4,300	194,575
Mitsubishi Chemical Holdings Corp.	39,400	267,670
Mitsubishi Corp.	25,300	685,647
Mitsubishi Estate Co., Ltd.	14,000	259,959
Mitsubishi Heavy Industries Ltd.	58,000	218,112
Mitsubishi Tanabe Pharma Corp.	16,000	270,464
Mitsubishi UFJ Financial Group, Inc.	304,100	1,646,013
Mitsui & Co., Ltd.	25,800	426,580
Mitsui Fudosan Co., Ltd.	17,000	339,350
Mizuho Financial Group, Inc.	673,900	1,271,274
Mochida Pharmaceutical Co., Ltd.	21,000	225,264
Morinaga & Co., Ltd.	78,000	183,688
MS&AD Insurance Group Holdings	12,330	309,371
Nichirei Corp.	39,000	180,322
Nippon Express Co., Ltd.	48,000	216,608
Nippon Flour Mills Co., Ltd.	39,000	193,305
Nippon Kayaku Co., Ltd.	21,000	222,415
Nippon Paper Group, Inc.	6,500	170,705
Nippon Telegraph & Telephone Corp.	43,600	1,975,587

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds 3

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

December 31, 2010

Investments	Shares	Value
Nisshin Seifun Group, Inc.	15,000	$190,679
Nomura Real Estate Holdings, Inc.	10,500	191,474
Nomura Research Institute Ltd.	9,800	218,463
NTT DoCoMo, Inc.	1,347	2,355,029
OJI Paper Co., Ltd.(a)	41,000	198,668
Olympus Corp.	5,800	175,777
Oracle Corp.	6,500	319,771
Osaka Gas Co., Ltd.	60,000	233,031
Otsuka Corp.	2,300	157,105
Panasonic Corp.	18,600	264,420
Park24 Co., Ltd.	15,900	170,361
Ricoh Co., Ltd.	22,000	322,791
Sankyo Co., Ltd.	5,300	299,618
Secom Co., Ltd.	6,100	289,187
Seven & I Holdings Co., Ltd.	22,300	596,646
Sharp Corp.	22,000	227,039
Shimizu Corp.	39,000	166,858
Shin-Etsu Chemical Co., Ltd.	8,700	471,981
Shionogi & Co., Ltd.	10,100	199,622
Shiseido Co., Ltd.(a)	12,600	275,598
Showa Shell Sekiyu K.K.(a)	31,300	287,124
Sony Corp.	9,300	335,628
Sumitomo Chemical Co., Ltd.	43,000	212,071
Sumitomo Corp.	31,600	447,672
Sumitomo Electric Industries Ltd.	16,600	230,871
Sumitomo Metal Industries Ltd.	138,000	340,300
Sumitomo Mitsui Financial Group, Inc.	33,400	1,190,960
Sumitomo Realty & Development Co., Ltd.	9,000	215,166
Sumitomo Trust & Banking Co., Ltd. (The)	43,000	271,451
T&D Holdings, Inc.	9,150	232,402
Taisei Corp.	63,000	147,586
Takeda Pharmaceutical Co., Ltd.	31,200	1,536,823
Tohoku Electric Power Co., Inc.	17,700	395,006
Tokai Tokyo Financial Holdings, Inc.	44,000	167,092
Tokio Marine Holdings, Inc.	14,800	442,878
Tokyo Electric Power Co., Inc. (The)	27,400	669,924
Tokyo Gas Co., Ltd.	58,000	257,444
Tokyu Corp.	49,000	224,746
TonenGeneral Sekiyu K.K.(a)	40,000	437,951
Toppan Forms Co., Ltd.	18,600	191,034
Toppan Printing Co., Ltd.(a)	33,000	301,905
Toyoda Gosei Co., Ltd.	5,200	122,266
Toyota Auto Body Co., Ltd.	11,600	216,825
Toyota Motor Corp.	42,500	1,687,319
Trend Micro, Inc.*	6,500	214,863
USS Co., Ltd.	2,230	182,568
Yahoo! Japan Corp.	673	261,383
Yamato Holdings Co., Ltd.	14,400	205,245
Yamato Kogyo Co., Ltd.	6,000	181,616

Total Japan		49,214,307

Netherlands - 1.6%
Akzo Nobel N.V.	7,042	439,153
Fugro N.V. CVA	3,625	299,082
Heineken Holding N.V.	5,654	246,706
Heineken N.V.	8,071	397,267
Koninklijke Ahold N.V.	18,931	250,820
Koninklijke Boskalis Westminster N.V.	3,678	176,152
Koninklijke DSM N.V.	6,310	360,659
Koninklijke KPN N.V.	95,135	1,393,702
Koninklijke Philips Electronics N.V.	22,890	703,830
Reed Elsevier N.V.	29,264	363,422
STMicroelectronics N.V.	21,777	226,095
TNT N.V.	9,033	239,335

Investments	Shares	Value
Unilever N.V. CVA	43,947	$1,373,701
Wolters Kluwer N.V.	12,187	268,131

Total Netherlands		6,738,055

New Zealand - 0.3%
Contact Energy Ltd.*	53,282	259,317
Telecom Corp. of New Zealand Ltd.	238,052	403,547
Vector Ltd.	158,698	285,142
Warehouse Group Ltd. (The)	80,007	218,755

Total New Zealand		1,166,761

Norway - 1.5%
Aker ASA	8,947	215,498
Aker Solutions ASA	10,685	182,449
Copeinca ASA	18,904	181,316
DnB NOR ASA	40,381	568,981
Fred Olsen Energy ASA	5,702	252,899
Marine Harvest ASA	257,318	273,144
Norsk Hydro ASA	27,533	201,838
Orkla ASA	54,209	528,800
Statoil ASA	115,471	2,753,425
Telenor ASA	41,302	673,622
Veidekke ASA	20,351	183,815
Yara International ASA	7,296	423,639

Total Norway		6,439,426

Portugal - 0.8%
Banco BPI S.A. Registered Shares(a)	83,523	155,190
Banco Comercial Portugues S.A. Class R(a)	197,198	153,969
Banco Espirito Santo S.A.	59,007	227,983
Brisa Auto-Estradas de Portugal S.A.	46,970	328,863
Cimpor Cimentos de Portugal, SGPS, S.A.	40,639	276,413
EDP-Energias de Portugal S.A.	201,178	672,297
Galp Energia, SGPS, S.A. Class B	15,946	306,767
Jeronimo Martins, SGPS, S.A.	17,108	261,644
Portucel Empresa Produtora de Pasta e Papel S.A.(a)	53,097	162,125
Portugal Telecom, SGPS, S.A.	55,075	619,164
Sonae	153,787	160,924
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	37,333	169,785

Total Portugal		3,495,124

Singapore - 2.0%
Ascendas India Trust	226,715	164,588
CapitaLand Ltd.	113,000	327,255
Cityspring Infrastructure Trust	426,000	189,548
DBS Group Holdings Ltd.	77,000	860,731
Fraser and Neave Ltd.	52,000	260,193
Jardine Cycle & Carriage Ltd.	12,000	342,844
Keppel Corp., Ltd.	61,000	539,027
Oversea-Chinese Banking Corp., Ltd.	90,000	694,118
SembCorp Industries Ltd.	82,000	329,011
SembCorp Marine Ltd.	86,000	360,501
SIA Engineering Co., Ltd.	72,000	237,742
Singapore Exchange Ltd.	52,000	341,782
Singapore Post Ltd.	262,000	241,333
Singapore Press Holdings Ltd.	118,000	366,605
Singapore Technologies Engineering Ltd.	127,000	339,050
Singapore Telecommunications Ltd.	558,000	1,328,520
StarHub Ltd.	165,000	338,745
United Overseas Bank Ltd.	43,000	610,905
UOB-Kay Hian Holdings Ltd.	185,000	255,611
Venture Corp., Ltd.	29,000	209,625

See Notes to Schedule of Investments.

4 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

December 31, 2010

Investments	Shares	Value
Wilmar International Ltd.	80,000	$351,587

Total Singapore		8,689,321

Spain - 6.8%
Abertis Infraestructuras, S.A.	37,992	685,777
Acciona S.A.	3,344	237,766
ACS Actividades de Construccion y Servicios, S.A.(a)	21,517	1,012,480
Banco Bilbao Vizcaya Argentaria S.A.	174,359	1,768,371
Banco de Sabadell S.A.(a)	54,537	215,834
Banco Espanol de Credito S.A.(a)	51,354	427,143
Banco Popular Espanol S.A.	74,183	382,158
Banco Santander S.A.	532,020	5,658,466
Bankinter, S.A.(a)	34,347	191,501
Bolsas y Mercados Espanoles S.A.	9,969	238,457
Criteria Caixacorp S.A.	205,604	1,098,348
Duro Felguera S.A.	24,794	175,625
Ebro Foods S.A.(a)	12,657	268,794
Enagas(a)	13,577	271,665
Endesa S.A.(a)	28,766	744,614
Ferrovial S.A.	27,400	273,299
Fomento de Construcciones y Contratas S.A.(a)	12,582	331,849
Gas Natural SDG S.A.	60,361	930,430
Grifols S.A.(a)	15,653	214,193
Iberdrola S.A.(a)	318,276	2,462,840
Inditex S.A.	14,304	1,075,190
Indra Sistemas S.A.	11,947	204,912
Mapfre S.A.	104,927	292,509
Red Electrica Corp. S.A.	6,149	290,372
Repsol YPF S.A.	64,991	1,817,885
Tecnicas Reunidas S.A.	3,147	201,024
Telefonica S.A.	309,718	7,048,999
Zardoya Otis S.A.	24,641	348,422

Total Spain		28,868,923

Sweden - 2.9%
Alfa Laval AB	15,065	317,531
Assa Abloy AB Class B	10,176	286,835
Atlas Copco AB Class B	33,148	749,951
Axfood AB	5,291	197,935
Boliden AB	12,797	260,210
Castellum AB	13,690	186,427
Electrolux AB Series B	8,441	239,814
Hennes & Mauritz AB Class B	53,730	1,790,241
Investor AB Class A	7,401	153,021
Kungsleden AB	24,409	223,291
Nordea Bank AB	127,986	1,392,590
Peab AB	35,037	298,366
Ratos AB Class B	8,959	331,822
Sandvik AB	14,581	284,339
Securitas AB Class B	24,385	285,278
Skandinaviska Enskilda Banken AB Class A	51,150	426,830
Skanska AB Class B	24,661	488,976
SKF AB Class B	13,358	380,701
Svenska Cellulosa AB Class B	28,914	456,751
Svenska Handelsbanken AB Class A	24,349	778,331
Swedish Match AB	10,104	292,621
Tele2 AB Class B	14,918	309,772
Telefonaktiebolaget LM Ericsson Class B	75,886	882,139
TeliaSonera AB	184,651	1,463,947

Total Sweden		12,477,719

Switzerland - 5.9%
Adecco S.A.	4,376	287,555
Baloise Holding AG	3,493	341,018

Investments	Shares	Value
Cie Financiere Richemont S.A. Class A*	5,803	$342,415
Credit Suisse Group AG	45,679	1,846,077
Geberit AG	2,063	478,512
Holcim Ltd.	6,251	473,804
Kuehne + Nagel International AG	2,944	410,600
Nestle S.A.	98,225	5,769,573
Novartis AG	88,398	5,211,319
Roche Holding AG	27,943	4,107,060
Schindler Holding AG Participating Shares	2,729	323,814
SGS S.A.	356	599,253
Sulzer AG	1,843	281,759
Swatch Group AG (The)	3,182	257,400
Swiss Reinsurance Co., Ltd.	7,878	425,130
Swisscom AG	2,534	1,117,613
Syngenta AG	2,133	625,872
Zurich Financial Services AG	8,759	2,275,968

Total Switzerland		25,174,742

United Kingdom - 18.3%
Aberdeen Asset Management PLC	85,249	270,811
Admiral Group PLC	13,085	310,371
AMEC PLC	12,143	218,635
Antofagasta PLC	18,705	472,082
Ashmore Group PLC	56,762	297,802
Associated British Foods PLC	21,139	390,867
AstraZeneca PLC	65,375	2,990,796
Atkins WS PLC	13,491	147,961
Aviva PLC	194,224	1,195,062
BAE Systems PLC	170,124	878,971
Balfour Beatty PLC	50,954	249,620
Barclays PLC	133,393	546,448
BG Group PLC	38,530	781,806
BHP Billiton PLC	59,316	2,369,066
Brewin Dolphin Holdings PLC	72,979	181,444
British American Tobacco PLC	88,201	3,401,896
British Land Co. PLC	52,702	432,780
British Sky Broadcasting Group PLC	49,266	567,702
BT Group PLC	195,841	554,366
Cable & Wireless Communications PLC	482,198	366,379
Capita Group PLC (The)	18,327	199,852
Carillion PLC	34,966	210,438
Centrica PLC	202,693	1,052,321
Chaucer Holdings PLC	210,347	172,075
Chesnara PLC	49,444	182,305
Close Brothers Group PLC	14,989	199,826
Compass Group PLC	47,690	433,809
Davis Service Group PLC	30,824	210,702
Diageo PLC	84,714	1,571,696
Electrocomponents PLC	54,247	225,749
Eurasian Natural Resources Corp. PLC	11,983	196,617
Firstgroup PLC	32,820	204,665
Fresnillo PLC	13,529	353,311
G4S PLC	51,660	205,924
GlaxoSmithKline PLC	260,494	5,057,249
Go-Ahead Group PLC	8,704	180,018
Greene King PLC	22,602	169,645
Hargreaves Lansdown PLC	38,797	355,951
Hays PLC	146,985	296,634
HMV Group PLC(a)	142,755	71,521
Home Retail Group PLC	68,227	201,355
HSBC Holdings PLC	572,222	5,833,204
ICAP PLC	35,117	294,148
IG Group Holdings PLC	22,383	178,724
IMI PLC	15,372	227,435
Imperial Tobacco Group PLC	38,979	1,201,021

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds 5

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Fund (DWM)

December 31, 2010

Investments	Shares	Value
Inmarsat PLC	16,706	$176,159
Intercontinental Hotels Group PLC	9,179	178,633
International Power PLC	64,420	441,360
Interserve PLC	40,676	147,111
Investec PLC	19,194	158,369
J. Sainsbury PLC	76,483	450,603
Johnson Matthey PLC	7,876	251,307
Kier Group PLC	8,761	188,193
Kingfisher PLC	70,356	290,143
Legal & General Group PLC	290,130	439,479
Logica PLC	80,476	165,056
London Stock Exchange Group PLC	17,008	223,148
Man Group PLC	208,835	967,810
Marks & Spencer Group PLC	33,200	191,805
Marston’s PLC	85,065	152,494
Meggitt PLC	33,579	194,520
Melrose PLC	40,628	197,825
N. Brown Group PLC	34,080	159,112
National Grid PLC	176,697	1,529,851
Next PLC	7,159	221,368
Northumbrian Water Group PLC	38,317	198,570
Pearson PLC	32,228	508,615
Pennon Group PLC	21,572	216,155
Premier Farnell PLC	40,641	182,553
Provident Financial PLC(a)	15,685	214,630
Prudential PLC	89,412	935,120
Reckitt Benckiser Group PLC	20,899	1,153,399
Reed Elsevier PLC	51,908	440,076
Rexam PLC	55,092	286,970
Rio Tinto PLC	13,055	917,021
Robert Wiseman Dairies PLC	19,227	103,177
Royal Dutch Shell PLC Class B	148,744	4,925,437
Royal Dutch Shell PLC Class A	187,091	6,264,077
RSA Insurance Group PLC	214,402	420,270
SABMiller PLC	30,088	1,062,976
Sage Group PLC (The)	61,031	261,243
Schroders PLC	9,177	266,526
Scottish & Southern Energy PLC	54,030	1,036,253
Segro PLC	43,860	196,669
Severn Trent PLC	15,145	350,460
Smiths Group PLC	13,433	261,841
Stagecoach Group PLC	67,696	224,907
Standard Chartered PLC	48,319	1,305,353
Standard Life PLC	158,943	537,514
Tate & Lyle PLC	31,985	259,401
Tesco PLC	246,846	1,642,517
Thomas Cook Group PLC	63,453	188,458
TUI Travel PLC	64,966	250,420
Unilever PLC	39,254	1,206,422
United Utilities Group PLC	47,406	439,390
Vedanta Resources PLC(a)	5,013	197,549
Vodafone Group PLC	3,050,325	7,918,184
WH Smith PLC	23,012	175,460
Whitbread PLC	7,057	197,773
WM Morrison Supermarkets PLC	84,917	355,775
Xstrata PLC	14,399	339,397

Total United Kingdom		78,275,964

TOTAL COMMON STOCKS (Cost: $397,218,148)		423,780,564

EXCHANGE-TRADED FUND - 0.5%
United States - 0.5%
WisdomTree International Dividend ex-Financials Fund(e) (Cost: $1,987,601)	47,812	2,111,378

Investments	Shares	Value
SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
Invesco Treasury Fund Private Class, 0.02%(f) (Cost: $24,097)	24,097	$24,097

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.8%
MONEY MARKET FUND - 2.8%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(g) (Cost: $11,818,000)(h)	11,818,000	11,818,000

TOTAL INVESTMENTS IN SECURITIES - 102.6% (Cost: $411,047,846)(i)		437,734,039
Liabilities in Excess of Foreign Currency and Other Assets - (2.6)%		(10,885,587)

NET ASSETS - 100.0%		$426,848,452

RSP - Risparmio Italian Savings Shares

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities are considered liquid, and may be sold in transactions exempt from registration, normally only to dealers in that program or other “accredited investors.” At December 31, 2010, the aggregate value of these securities amounted to $271,589 representing 0.1% of net assets.
(d)	Escrow security - additional shares issued as a result of a corporate action.
(e)	Affiliated companies (See Note 4).
(f)	Rate shown represents annualized 7-day yield as of December 31, 2010.
(g)	Interest rate shown reflects yield as of December 31, 2010.
(h)	At December 31, 2010, the total market value of the Fund’s securities on loan was $11,221,536 and the total market value of the collateral held by the Fund was $11,818,000.
(i)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

6 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree DEFA Equity Income Fund (DTH)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 15.2%
AGL Energy Ltd.	15,903	$248,270
Amcor Ltd.	35,747	247,337
AMP Ltd.(a)	66,489	360,538
Australia & New Zealand Banking Group Ltd.	69,655	1,667,187
Brambles Ltd.	41,100	299,962
Coca-Cola Amatil Ltd.	24,526	273,025
Commonwealth Bank of Australia	37,514	1,952,296
Crown Ltd.	28,629	242,106
CSR Ltd.	121,334	208,947
David Jones Ltd.	43,317	198,033
Foster’s Group Ltd.	69,406	404,101
Harvey Norman Holdings Ltd.(a)	58,797	177,193
Insurance Australia Group Ltd.	74,627	296,806
Leighton Holdings Ltd.(a)	9,063	285,947
Lend Lease Group(b)	30,110	266,359
Macquarie Group Ltd.	7,532	285,742
Metcash Ltd.	52,582	221,526
National Australia Bank Ltd.	66,180	1,607,756
Orica Ltd.	10,200	260,342
Origin Energy Ltd.	23,918	408,456
QBE Insurance Group Ltd.	31,270	581,768
Santos Ltd.	20,064	270,451
Sonic Healthcare Ltd.	17,647	209,833
SP AusNet(b)	215,807	192,455
Suncorp Group Ltd.	36,791	324,706
TABCORP Holdings Ltd.	47,492	346,127
Tatts Group Ltd.	117,216	309,993
Telstra Corp., Ltd.	616,029	1,761,775
Toll Holdings Ltd.	33,640	197,586
Transurban Group(b)	44,049	231,180
Wesfarmers Ltd.	26,741	877,148
Westpac Banking Corp.	91,991	2,094,301
Woolworths Ltd.	29,300	810,016
WorleyParsons Ltd.	8,859	242,824

Total Australia		18,362,092

Austria - 0.9%
Bank Austria Creditanstalt AG*(c)	3,058	—
Oesterreichische Post AG	7,112	235,904
Telekom Austria AG	18,394	259,597
Verbund AG(a)	7,431	277,937
Voestalpine AG	6,991	334,354

Total Austria		1,107,792

Belgium - 0.9%
Ageas	47,797	109,649
Belgacom S.A.	13,774	464,273
Mobistar S.A.	4,049	263,503
Solvay S.A.	2,782	297,642

Total Belgium		1,135,067

Denmark - 0.1%
Tryg A/S	2,816	130,538

Finland - 2.2%
Fortum Oyj	19,931	602,417
Kone Oyj Class B	5,339	297,962
Nokia Oyj	87,665	910,279
Sampo Oyj Class A	14,038	377,596
UPM-Kymmene Oyj	12,364	219,279
Wartsila Oyj	3,124	239,306

Total Finland		2,646,839

Investments	Shares	Value
France - 20.8%
Accor S.A.	6,603	$294,980
Alstom S.A.	5,415	260,142
AXA S.A.	51,534	860,737
BNP Paribas	18,876	1,205,633
Bouygues S.A.	9,812	424,582
Carrefour S.A.	11,935	493,952
Casino Guichard Perrachon S.A.	2,923	286,063
CNP Assurances	13,367	242,179
Compagnie de Saint-Gobain	10,069	520,061
Credit Agricole S.A.	60,431	770,501
Danone	9,994	630,419
Electricite de France S.A.	33,778	1,390,941
Eutelsat Communications	6,112	224,586
France Telecom S.A.	139,471	2,917,940
GDF Suez	73,481	2,646,832
Klepierre	8,461	306,416
Lafarge S.A.	7,788	490,220
Lagardere SCA	5,206	215,320
Legrand S.A.	6,004	245,466
M-6 Metropole Television S.A.	13,355	324,287
Neopost S.A.	2,613	228,557
PagesJaunes Groupe	21,706	198,014
PPR	2,801	447,164
Sanofi-Aventis S.A.	31,439	2,018,170
Sodexo	3,749	259,370
Suez Environnement Co.	13,116	271,855
TOTAL S.A.	75,581	4,020,341
Vallourec S.A.	3,026	319,079
Veolia Environnement S.A.	15,692	460,399
Vinci S.A.	13,026	710,885
Vivendi S.A.	52,874	1,432,850

Total France		25,117,941

Germany - 6.9%
Allianz SE	8,998	1,073,498
BASF SE	15,692	1,256,781
Deutsche Boerse AG	4,382	304,515
Deutsche Post AG	29,468	502,067
Deutsche Telekom AG	144,428	1,870,729
E.ON AG	47,078	1,448,518
Hannover Rueckversicherung AG	4,030	216,988
Muenchener Rueckversicherungs AG	4,547	692,049
RWE AG	13,751	920,354

Total Germany		8,285,499

Hong Kong - 1.8%
BOC Hong Kong Holdings Ltd.	225,500	767,268
CLP Holdings Ltd.	50,024	406,053
Hang Seng Bank Ltd.	41,418	680,918
Hongkong Electric Holdings Ltd.	50,518	318,433

Total Hong Kong		2,172,672

Italy - 5.8%
A2A SpA	160,763	221,926
Atlantia SpA	16,466	337,314
Banca Carige SpA	66,665	140,233
Edison SpA	146,297	168,788
Enel SpA	414,130	2,077,856
ENI SpA	107,318	2,352,512
Finmeccanica SpA	16,290	185,867
Mediaset SpA	40,156	243,902
Parmalat SpA	70,907	195,007
Snam Rete Gas SpA	84,578	422,092
Telecom Italia SpA RSP	199,381	217,194
Terna Rete Elettrica Nazionale SpA(a)	55,461	235,116

See Notes to Schedule of Investments. WisdomTree International Dividend and Sector Funds 7

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

December 31, 2010

Investments	Shares	Value
Unione di Banche Italiane SCPA	16,839	$147,967

Total Italy		6,945,774

Japan - 1.9%
Astellas Pharma, Inc.	9,400	358,708
Daito Trust Construction Co., Ltd.	3,800	260,502
Eisai Co., Ltd.	7,000	253,745
Mizuho Financial Group, Inc.	302,000	569,706
Oracle Corp.	4,200	206,621
Takeda Pharmaceutical Co., Ltd.	13,700	674,823

Total Japan		2,324,105

Netherlands - 0.8%
Koninklijke KPN N.V.	49,397	723,653
Reed Elsevier N.V.	21,028	261,141

Total Netherlands		984,794

New Zealand - 0.2%
Telecom Corp. of New Zealand Ltd.	150,825	255,679

Norway - 1.8%
Aker ASA	7,207	173,588
Fred Olsen Energy ASA	4,331	192,092
Marine Harvest ASA	155,365	164,921
Orkla ASA	30,705	299,522
Statoil ASA	54,779	1,306,214

Total Norway		2,136,337

Portugal - 1.1%
Banco Espirito Santo S.A.	36,234	139,996
Brisa Auto-Estradas de Portugal S.A.	33,176	232,284
Cimpor Cimentos de Portugal, SGPS, S.A.	29,794	202,649
EDP-Energias de Portugal S.A.	114,046	381,119
Portugal Telecom, SGPS, S.A.	29,143	327,631

Total Portugal		1,283,679

Singapore - 1.9%
Cityspring Infrastructure Trust	377,000	167,745
DBS Group Holdings Ltd.	39,000	435,955
Keppel Corp., Ltd.	39,000	344,624
Singapore Press Holdings Ltd.	80,000	248,546
Singapore Technologies Engineering Ltd.	89,000	237,602
Singapore Telecommunications Ltd.	270,000	642,832
StarHub Ltd.	96,000	197,088

Total Singapore		2,274,392

Spain - 10.0%
Abertis Infraestructuras, S.A.	20,694	373,538
Acciona S.A.	1,858	132,108
ACS Actividades de Construccion y Servicios, S.A.(a)	10,740	505,370
Banco Bilbao Vizcaya Argentaria S.A.	81,372	825,285
Banco Espanol de Credito S.A.(a)	25,532	212,365
Banco Popular Espanol S.A.	37,775	194,600
Banco Santander S.A.	243,284	2,587,523
Bolsas y Mercados Espanoles S.A.(a)	7,462	178,490
Criteria Caixacorp S.A.	113,516	606,409
Fomento de Construcciones y Contratas S.A.(a)	7,054	186,048
Gas Natural SDG S.A.	28,462	438,725
Iberdrola S.A.(a)	148,371	1,148,104
Indra Sistemas S.A.	9,771	167,590
Red Electrica Corp. S.A.	3,314	156,496
Repsol YPF S.A.	32,715	915,082
Telefonica S.A.	140,139	3,189,481
Zardoya Otis S.A.	15,748	222,676

Total Spain		12,039,890

Investments	Shares	Value
Sweden - 1.9%
Nordea Bank AB	60,367	$656,841
Ratos AB Class B	6,544	242,376
Securitas AB Class B	19,611	229,427
Skanska AB Class B	12,342	244,716
Svenska Cellulosa AB Class B	14,421	227,807
TeliaSonera AB	81,415	645,473

Total Sweden		2,246,640

Switzerland - 5.5%
Baloise Holding AG	2,015	196,722
Credit Suisse Group AG	22,202	897,274
Novartis AG	40,634	2,395,492
Roche Holding AG	10,856	1,595,614
Swisscom AG	1,178	519,554
Zurich Financial Services AG	4,153	1,079,130

Total Switzerland		6,683,786

United Kingdom - 19.9%
Ashmore Group PLC	39,647	208,008
AstraZeneca PLC	30,356	1,388,736
Aviva PLC	93,140	573,091
BAE Systems PLC	89,675	463,319
British American Tobacco PLC	41,665	1,607,011
British Land Co. PLC	35,525	291,726
Cable & Wireless Communications PLC	260,348	197,815
Centrica PLC	102,945	534,459
Diageo PLC	41,519	770,301
GlaxoSmithKline PLC	120,736	2,343,977
Hays PLC	124,963	252,191
Home Retail Group PLC	46,947	138,552
HSBC Holdings PLC	262,892	2,679,909
ICAP PLC	23,696	198,483
Imperial Tobacco Group PLC	19,941	614,422
International Power PLC	39,102	267,899
J. Sainsbury PLC	46,486	273,874
Legal & General Group PLC	151,238	229,090
Man Group PLC	108,839	504,396
National Grid PLC	87,016	753,389
Pearson PLC	19,047	300,595
Provident Financial PLC(a)	12,012	164,370
Prudential PLC	42,758	447,187
Reed Elsevier PLC	30,858	261,614
Rexam PLC	34,994	182,281
Royal Dutch Shell PLC Class B	73,988	2,450,003
RSA Insurance Group PLC	122,364	239,857
Scottish & Southern Energy PLC	27,705	531,360
Severn Trent PLC	8,814	203,959
Smiths Group PLC	10,192	198,666
Standard Life PLC	82,784	279,959
Tate & Lyle PLC	21,138	171,431
TUI Travel PLC	43,656	168,278
United Utilities Group PLC	27,832	257,965
Vodafone Group PLC	1,392,746	3,615,359
WM Morrison Supermarkets PLC	52,046	218,056

Total United Kingdom		23,981,588

TOTAL COMMON STOCKS (Cost: $127,024,185)		120,115,104

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International LargeCap Dividend Fund(d) (Cost: $99,988)	2,612	118,820

See Notes to Schedule of Investments.

8 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Equity Income Fund (DTH)

December 31, 2010

Investments	Shares	Value
SHORT-TERM INVESTMENT - 0.0%

MONEY MARKET FUND - 0.0%
Invesco Treasury Fund Private Class, 0.02%(e)
(Cost: $8,321)	8,321	$8,321

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%

MONEY MARKET FUND - 1.8%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(f)
(Cost: $2,175,000)(g)	2,175,000	2,175,000

TOTAL INVESTMENTS IN SECURITIES -101.5%

(Cost: $129,307,494)(h)		122,417,245
Liabilities in Excess of Foreign Currency and Other Assets - (1.5)%		(1,871,698)

NET ASSETS - 100.0%		$120,545,547

RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Escrow security - additional shares issued as a result of a corporate action.
(d)	Affiliated companies (See Note 4).
(e)	Rate shown represents annualized 7-day yield as of December 31, 2010.
(f)	Interest rate shown reflects yield as of December 31, 2010.
(g)	At December 31, 2010, the total market value of the Fund’s securities on loan was $2,067,492 and the total market value of the collateral held by the Fund was $2,175,000.
(h)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and sector Funds    9

Schedule of Investments (unaudited)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 98.9%

Australia - 9.6%
AGL Energy Ltd.	3,948	$61,634
Amcor Ltd.	8,595	59,470
AMP Ltd.	20,025	108,586
Australia & New Zealand Banking Group Ltd.	23,982	574,007
AXA Asia Pacific Holdings Ltd.	11,231	72,643
Bendigo and Adelaide Bank Ltd.	3,851	39,277
BHP Billiton Ltd.	16,222	752,433
Brambles Ltd.	9,581	69,926
Coal & Allied Industries Ltd.	354	43,526
Coca-Cola Amatil Ltd.	6,360	70,800
Commonwealth Bank of Australia	13,042	678,729
Crown Ltd.	6,746	57,049
CSR Ltd.	29,282	50,426
Foster’s Group Ltd.	19,537	113,750
Harvey Norman Holdings Ltd.	10,308	31,065
Insurance Australia Group Ltd.	20,572	81,819
Leighton Holdings Ltd.(a)	2,432	76,732
Lend Lease Group(b)	5,517	48,804
Macquarie Group Ltd.	2,149	81,527
Metcash Ltd.	11,120	46,848
National Australia Bank Ltd.	22,822	554,431
Orica Ltd.	2,405	61,385
Origin Energy Ltd.	6,056	103,420
Platinum Asset Management Ltd.	6,142	31,416
QBE Insurance Group Ltd.	10,599	197,191
Santos Ltd.	5,241	70,646
Sonic Healthcare Ltd.	3,767	44,792
Suncorp Group Ltd.	11,284	99,589
TABCORP Holdings Ltd.	11,152	81,277
Tatts Group Ltd.	25,162	66,544
Telstra Corp., Ltd.	214,457	613,323
Toll Holdings Ltd.	6,713	39,429
Transurban Group(b)	10,096	52,986
Wesfarmers Ltd.	9,097	298,396
Westpac Banking Corp.	31,599	719,394
Woodside Petroleum Ltd.	3,631	158,407
Woolworths Ltd.	9,937	274,714
WorleyParsons Ltd.	2,107	57,753

Total Australia		6,644,144

Austria - 0.5%
OMV AG	1,599	66,714
Telekom Austria AG	5,473	77,241
Verbund AG(a)	2,238	83,707
Vienna Insurance Group AG Wiener Versicherung Gruppe	743	38,769
Voestalpine AG	1,377	65,857

Total Austria		332,288

Belgium - 0.6%
Ageas	14,760	33,860
Belgacom S.A.(a)	4,727	159,331
Mobistar S.A.	1,220	79,396
Solvay S.A.	651	69,650
UCB S.A.	1,237	42,599

Total Belgium		384,836

Brazil - 2.4%
Banco do Brasil S.A.	22,200	420,195
Cia de Bebidas das Americas	11,000	287,590
Cia de Concessoes Rodoviarias	2,500	70,633
Cia Energetica de Minas Gerais	3,100	38,750

Investments	Shares	Value
Cia Siderurgica Nacional S.A.	9,500	$152,630
Cielo S.A.	9,000	72,922
CPFL Energia S.A.	4,000	99,277
EDP - Energias do Brasil S.A.	1,000	23,319
Light S.A.	3,500	53,617
Natura Cosmeticos S.A.	2,400	68,949
Redecard S.A.	6,600	83,693
Souza Cruz S.A.	3,000	163,355
Telecomunicacoes de Sao Paulo S.A.	2,700	63,922
Tractebel Energia S.A.	3,900	64,491

Total Brazil		1,663,343

Canada - 4.8%
ARC Energy Trust(a)	2,300	58,817
Bank of Montreal	3,267	188,987
Bank of Nova Scotia	5,468	314,218
Baytex Energy Trust(a)	700	32,836
BCE, Inc.	5,714	203,223
Bell Aliant Regional Communications Income Fund	2,500	65,390
Bonavista Energy Trust(a)	2,100	60,867
Brookfield Properties Corp.	3,000	53,017
Canadian Imperial Bank of Commerce(a)	2,600	204,960
Canadian Oil Sands Trust	3,375	89,839
CI Financial Corp.	2,200	49,816
Crescent Point Energy Corp.(a)	2,200	97,839
Emera, Inc.	800	25,240
EnCana Corp.(a)	3,600	105,393
Enerplus Resources Fund(a)	2,458	75,869
First Capital Realty, Inc.	2,300	34,975
Fortis, Inc.	1,000	34,197
Great-West Lifeco, Inc.	3,532	93,841
Husky Energy, Inc.(a)	5,370	143,485
IGM Financial, Inc.	2,400	104,971
Inter Pipeline Fund Class A	3,200	48,049
Pembina Pipeline Corp.	2,326	50,563
Pengrowth Energy Trust(a)	3,600	46,302
Penn West Energy Trust(a)	5,307	127,327
Power Corp. of Canada	900	25,062
Power Financial Corp.	3,616	111,830
Rogers Communications, Inc. Class B	3,000	104,463
Royal Bank of Canada(a)	6,688	352,152
Shaw Communications, Inc. Class B	2,900	62,311
Sun Life Financial, Inc.	3,404	103,149
TransAlta Corp.	2,200	46,827
TransCanada Corp.	3,762	143,832
Vermilion Energy, Inc.(a)	825	38,375
Yellow Media, Inc.	8,536	53,261

Total Canada		3,351,283

Chile - 0.6%
AES Gener S.A.	64,110	35,162
Banco de Chile	726,130	107,069
Banco Santander Chile	1,126,358	101,816
Empresa Nacional de Electricidad S.A.	38,707	72,517
Enersis S.A.	160,200	74,433
ENTEL Chile S.A.	2,411	42,418

Total Chile		433,415

China - 0.4%
Bank of China Ltd. Class H	390,000	205,695
Guangzhou R&F Properties Co., Ltd. Class H	21,200	30,326
Zhejiang Expressway Co., Ltd. Class H	42,000	41,386

Total China		277,407

See Notes to Schedule of Investments. 10 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2010

Investments	Shares	Value
Czech Republic - 0.3%
CEZ AS	1,450	$60,707
Komercni Banka AS	191	45,293
Telefonica O2 Czech Republic AS	3,438	70,130

Total Czech Republic		176,130

Denmark - 0.0%
Tryg A/S	597	27,674

Finland - 1.3%
Fortum Oyj	7,038	212,724
Kone Oyj Class B	1,605	89,573
Nokia Oyj	28,287	293,721
Pohjola Bank PLC	2,402	28,905
Sampo Oyj Class A	4,907	131,989
UPM-Kymmene Oyj	3,227	57,232
Wartsila Oyj	785	60,133

Total Finland		874,277

France - 13.0%
Accor S.A.	1,815	81,083
Aeroports de Paris	584	46,279
Air Liquide S.A.	1,351	171,529
Alstom S.A.	1,606	77,154
AXA S.A.	17,207	287,397
BNP Paribas	6,441	411,395
Bouygues S.A.	3,029	131,070
Carrefour S.A.	4,187	173,287
Casino Guichard Perrachon S.A.	920	90,037
Ciments Francais S.A.	384	37,349
CNP Assurances	5,679	102,890
Compagnie de Saint-Gobain	3,197	165,124
Credit Agricole S.A.	19,733	251,598
Danone	3,479	219,454
Eiffage S.A.	713	31,570
Electricite de France S.A.	11,877	489,082
Eutelsat Communications	1,418	52,104
France Telecom S.A.	49,231	1,029,986
GDF Suez	25,616	922,705
ICADE	555	56,847
Klepierre	2,044	74,024
Lafarge S.A.	2,432	153,084
Lagardere SCA	1,254	51,865
Legrand S.A.	1,772	72,446
M-6 Metropole Television S.A.	3,432	83,336
Neopost S.A.	482	42,160
PagesJaunes Groupe	5,831	53,193
PPR	788	125,800
Sanofi-Aventis S.A.	10,944	702,530
Schneider Electric S.A.	1,221	183,460
SCOR SE	2,418	61,633
Societe Television Francaise 1	1,749	30,503
Sodexo	911	63,026
Suez Environnement Co.	4,208	87,219
Technip S.A.	666	61,739
TOTAL S.A.	26,052	1,385,771
Vallourec S.A.	949	100,068
Veolia Environnement S.A.	5,209	152,831
Vinci S.A.	4,347	237,234
Vivendi S.A.	17,681	479,143

Total France		9,029,005

Germany - 4.2%
Allianz SE	3,068	366,025
BASF SE	5,051	404,538
Deutsche Boerse AG	1,211	84,155
Deutsche Post AG	8,775	149,506

Investments	Shares	Value
Deutsche Telekom AG	51,127	$662,231
E.ON AG	16,395	504,449
Fielmann AG	340	32,449
Hannover Rueckversicherung AG	1,120	60,304
Muenchener Rueckversicherungs AG	1,644	250,215
RWE AG	4,791	320,661
United Internet AG Registered Shares	2,340	38,189

Total Germany		2,872,722

Hong Kong - 2.8%
BOC Hong Kong Holdings Ltd.	71,500	243,280
China Mobile Ltd.	96,000	953,375
CLP Holdings Ltd.	16,000	129,875
Hang Seng Bank Ltd.	13,000	213,722
Hongkong Electric Holdings Ltd.	15,000	94,550
Hopewell Holdings Ltd.	5,000	15,694
Hutchison Whampoa Ltd.	25,000	257,279

Total Hong Kong		1,907,775

Hungary - 0.1%
Magyar Telekom Telecommunications PLC	20,830	51,803

Indonesia - 0.3%
Indo Tambangraya Megah PT	10,500	59,143
International Nickel Indonesia Tbk PT	78,500	42,474
Telekomunikasi Indonesia Tbk PT	98,000	86,470

Total Indonesia		188,087

Ireland - 0.1%
CRH PLC	3,785	78,705

Israel - 0.5%
Bezeq Israeli Telecommunication Corp., Ltd.	60,239	184,042
Israel Chemicals Ltd.	6,595	113,278
Partner Communications Co., Ltd.	2,805	57,027

Total Israel		354,347

Italy - 3.5%
A2A SpA	37,509	51,779
Atlantia SpA	4,024	82,434
Banca Carige SpA	13,653	28,720
Edison SpA	35,750	41,246
Enel SpA	142,242	713,685
ENI SpA	36,088	791,083
Finmeccanica SpA	3,329	37,983
Intesa Sanpaolo SpA	54,315	147,919
Lottomatica SpA(a)	1,644	20,456
Mediaset SpA	8,060	48,955
Mediolanum SpA	6,123	25,403
Parmalat SpA	16,218	44,602
Snam Rete Gas SpA	30,209	150,760
Telecom Italia SpA	94,407	122,472
Terna Rete Elettrica Nazionale SpA	17,600	74,612
Unione di Banche Italiane SCPA	3,948	34,692

Total Italy		2,416,801

Japan - 1.7%
Astellas Pharma, Inc.	3,200	122,113
Daiichi Sankyo Co., Ltd.	4,000	87,640
Daito Trust Construction Co., Ltd.	700	47,987
Eisai Co., Ltd.	2,700	97,873
Lawson, Inc.	700	34,653
Mizuho Financial Group, Inc.	108,800	205,245
NTT DoCoMo, Inc.	108	188,822
Oracle Corp.	800	39,356
Sankyo Co., Ltd.	500	28,266
Showa Shell Sekiyu K.K.	3,900	35,776

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds 11

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2010

Investments	Shares	Value
Takeda Pharmaceutical Co., Ltd.	5,600	$275,840
TonenGeneral Sekiyu K.K.	4,000	43,795

Total Japan		1,207,366

Malaysia - 0.7%
British American Tobacco Malaysia Bhd	2,800	40,863
DIGI.Com Bhd	10,800	86,162
Petronas Gas Bhd	15,300	55,077
PLUS Expressways Bhd	33,400	48,960
Public Bank Bhd	20,932	88,385
RHB Capital Bhd	15,500	43,833
Telekom Malaysia Bhd	35,900	40,866
YTL Power International Bhd	56,200	44,471

Total Malaysia		448,617

Mexico - 0.3%
Industrias Penoles S.A.B de CV	2,485	91,510
Kimberly-Clark de Mexico S.A.B de C.V. Class A	4,200	25,659
Telefonos de Mexico S.A.B de C.V. Class L	113,900	92,808

Total Mexico		209,977

Netherlands - 1.0%
Akzo Nobel N.V.	945	58,932
Fugro N.V. CVA	547	45,130
Koninklijke DSM N.V.	900	51,441
Koninklijke KPN N.V.	15,569	228,082
Reed Elsevier N.V.	4,324	53,699
Unilever N.V. CVA	7,197	224,965
Wolters Kluwer N.V.	1,670	36,742

Total Netherlands		698,991

New Zealand - 0.1%
Telecom Corp. of New Zealand Ltd.	40,553	68,746

Norway - 0.9%
Marine Harvest ASA	41,411	43,958
Orkla ASA	9,314	90,857
Statoil ASA	19,076	454,870

Total Norway		589,685

Philippines - 0.2%
Globe Telecom, Inc.	3,040	55,513
Philippine Long Distance Telephone Co.	1,650	96,190

Total Philippines		151,703

Poland - 0.5%
KGHM Polska Miedz S.A.	3,738	218,881
Telekomunikacja Polska S.A.	21,534	119,170

Total Poland		338,051

Portugal - 0.5%
Banco Espirito Santo S.A.	9,345	36,106
Brisa Auto-Estradas de Portugal S.A.	7,437	52,071
Cimpor Cimentos de Portugal, SGPS, S.A.	6,341	43,129
EDP-Energias de Portugal S.A.	34,678	115,887
Portugal Telecom, SGPS, S.A.	9,126	102,596

Total Portugal		349,789

Russia - 0.4%
Lukoil OAO ADR	3,694	208,711
Tatneft ADR	2,302	76,196

Total Russia		284,907

Singapore - 1.0%
DBS Group Holdings Ltd.	10,000	111,783
Keppel Corp., Ltd.	8,000	70,692
SembCorp Industries Ltd.	9,000	36,111
SembCorp Marine Ltd.	9,000	37,727

Investments	Shares	Value
Singapore Exchange Ltd.	6,000	$39,436
Singapore Press Holdings Ltd.	22,000	68,350
Singapore Technologies Engineering Ltd.	26,000	69,412
Singapore Telecommunications Ltd.	96,000	228,563
StarHub Ltd.	27,000	55,431

Total Singapore		717,505

South Africa - 0.7%
African Bank Investments Ltd.	9,190	53,828
Kumba Iron Ore Ltd.	2,194	140,778
Pretoria Portland Cement Co., Ltd.	7,216	38,121
Redefine Properties Ltd.	40,864	49,352
Sanlam Ltd.	15,886	67,043
Standard Bank Group Ltd.	8,494	138,084

Total South Africa		487,206

South Korea - 0.3%
Kangwon Land, Inc.*	1,840	45,315
Korea Exchange Bank	3,700	38,470
KT&G Corp.*	945	53,874
LG Uplus Corp.*	3,650	23,060
SK Telecom Co., Ltd.	474	72,464

Total South Korea		233,183

Spain - 5.9%
Abertis Infraestructuras, S.A.	5,471	98,755
Acciona S.A.	485	34,485
ACS Actividades de Construccion y Servicios, S.A.(a)	3,460	162,810
Banco Bilbao Vizcaya Argentaria S.A.	27,270	276,576
Banco de Sabadell S.A.(a)	7,154	28,312
Banco Espanol de Credito S.A.(a)	7,328	60,951
Banco Popular Espanol S.A.(a)	10,752	55,389
Banco Santander S.A.	83,802	891,303
Bankinter, S.A.(a)	4,288	23,908
Criteria Caixacorp S.A.(a)	34,907	186,475
Ebro Foods S.A.	1,633	34,680
Enagas(a)	1,967	39,358
Ferrovial S.A.	3,629	36,197
Fomento de Construcciones y Contratas S.A.	1,785	47,079
Gas Natural SDG S.A.	9,428	145,327
Iberdrola S.A.(a)	51,264	396,684
Indra Sistemas S.A.	1,580	27,100
Mapfre S.A.	15,294	42,636
Red Electrica Corp. S.A.	923	43,586
Repsol YPF S.A.	10,442	292,077
Telefonica S.A.	49,660	1,130,232
Zardoya Otis S.A.	3,454	48,839

Total Spain		4,102,759

Sweden - 1.5%
Hennes & Mauritz AB Class B	8,744	291,343
Investor AB Class A	1,607	33,226
Nordea Bank AB	20,488	222,926
Ratos AB Class B	1,208	44,742
Skanska AB Class B	3,480	69,001
Svenska Cellulosa AB Class B	3,621	57,201
Svenska Handelsbanken AB Class A	3,604	115,204
TeliaSonera AB	29,152	231,122

Total Sweden		1,064,765

Switzerland - 3.4%
Baloise Holding AG	452	44,128
Credit Suisse Group AG	7,183	290,294
Geberit AG	265	61,466
Novartis AG	13,995	825,046

See Notes to Schedule of Investments.

12 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2010

Investments	Shares	Value
Roche Holding AG	3,757	$552,204
SGS S.A.	36	60,599
Swisscom AG	397	175,096
Zurich Financial Services AG	1,379	358,324

Total Switzerland		2,367,157

Taiwan - 1.8%
Asia Cement Corp.	30,630	33,880
Asustek Computer, Inc.	7,050	66,978
China Steel Corp.	74,815	85,960
Chunghwa Telecom Co., Ltd.	76,000	193,151
Compal Electronics, Inc.	26,335	34,910
Far EasTone Telecommunications Co., Ltd.	33,000	47,876
HTC Corp.	5,250	162,057
Quanta Computer, Inc.	31,000	65,070
Siliconware Precision Industries Co.	25,000	30,010
Taiwan Cooperative Bank	43,100	37,399
Taiwan Mobile Co., Ltd.	38,000	90,841
Taiwan Semiconductor Manufacturing Co., Ltd.	164,000	399,362

Total Taiwan		1,247,494

Thailand - 0.3%
Advanced Info Service PCL	32,800	92,486
Charoen Pokphand Foods PCL	53,800	44,082
Thai Oil PCL	23,100	59,963

Total Thailand		196,531

Turkey - 0.7%
Ford Otomotiv Sanayi A.S.	8,894	75,417
Tupras Turkiye Petrol Rafine	3,025	75,871
Turk Telekomunikasyon A.S.	41,815	176,607
Turkcell Iletisim Hizmet A.S.	14,379	98,569
Turkiye Is Bankasi Class C	24,155	86,324

Total Turkey		512,788

United Kingdom - 12.4%
Admiral Group PLC	2,052	48,673
Amlin PLC	4,931	31,568
Ashmore Group PLC	7,672	40,251
AstraZeneca PLC	10,407	476,103
Aviva PLC	29,143	179,317
BAE Systems PLC	27,439	141,768
British American Tobacco PLC	14,013	540,479
British Land Co. PLC	7,937	65,177
British Sky Broadcasting Group PLC	7,691	88,625
Cable & Wireless Communications PLC	69,114	52,513
Centrica PLC	34,232	177,722
Diageo PLC	13,627	252,821
Firstgroup PLC	4,296	26,790
GlaxoSmithKline PLC	41,457	804,849
Hargreaves Lansdown PLC	5,030	46,149
Hays PLC	18,459	37,253
Home Retail Group PLC	7,779	22,958
HSBC Holdings PLC	90,233	919,831
ICAP PLC	5,171	43,313
Imperial Tobacco Group PLC	6,408	197,443
International Power PLC	9,802	67,156
J. Sainsbury PLC	13,021	76,714
Legal & General Group PLC	43,986	66,629
Man Group PLC	32,236	149,392
National Grid PLC	29,160	252,469
Next PLC	1,083	33,488
Pearson PLC	5,024	79,288
Prudential PLC	14,120	147,675
Reckitt Benckiser Group PLC	3,243	178,979
Reed Elsevier PLC	7,938	67,298

Investments	Shares	Value
Rexam PLC	7,883	$41,062
Royal Dutch Shell PLC Class B	24,961	826,546
RSA Insurance Group PLC	37,257	73,031
Sage Group PLC (The)	8,245	35,293
Scottish & Southern Energy PLC	8,951	171,673
Segro PLC	5,865	26,299
Severn Trent PLC	2,236	51,742
Smiths Group PLC	2,304	44,910
Standard Life PLC	24,121	81,573
Tate & Lyle PLC	4,255	34,508
Tesco PLC	40,208	267,545
Thomas Cook Group PLC	8,052	23,915
TUI Travel PLC	8,602	33,157
Unilever PLC	6,522	200,445
United Utilities Group PLC	7,348	68,106
Vodafone Group PLC	484,071	1,256,575
WM Morrison Supermarkets PLC	14,959	62,673

Total United Kingdom		8,611,744

United States - 19.6%
Abbott Laboratories	6,880	329,621
Alliant Energy Corp.	898	33,019
Altria Group, Inc.	19,083	469,823
AMB Property Corp.	956	30,315
Ameren Corp.	1,836	51,757
American Electric Power Co., Inc.	3,210	115,496
Ares Capital Corp.	2,067	34,064
Arthur J. Gallagher & Co.	1,090	31,697
AT&T, Inc.	51,337	1,508,281
AvalonBay Communities, Inc.	467	52,561
Bristol-Myers Squibb Co.	11,787	312,120
Capitol Federal Financial, Inc.	2,035	24,237
CenterPoint Energy, Inc.	3,191	50,163
CenturyLink, Inc.	2,716	125,398
Chevron Corp.	9,904	903,740
Cincinnati Financial Corp.	1,487	47,123
ConocoPhillips	7,292	496,585
Consolidated Edison, Inc.	2,107	104,444
Diamond Offshore Drilling, Inc.	2,341	156,543
Dominion Resources, Inc.	3,537	151,101
DTE Energy Co.	1,087	49,263
Duke Energy Corp.	10,290	183,265
Duke Realty Corp.	1,996	24,870
E.I. Du Pont de Nemours & Co.	5,449	271,796
Edison International	1,712	66,083
Eli Lilly & Co.	8,647	302,991
Entergy Corp.	1,098	77,771
Exelon Corp.	4,542	189,129
Federal Realty Investment Trust	402	31,328
FirstEnergy Corp.	2,492	92,254
Frontier Communications Corp.	11,733	114,162
Genuine Parts Co.	959	49,235
H&R Block, Inc.	1,929	22,974
H.J. Heinz Co.	1,783	88,187
HCP, Inc.	2,261	83,182
Health Care REIT, Inc.	1,197	57,025
Hudson City Bancorp, Inc.	3,854	49,100
Integrys Energy Group, Inc.	695	33,714
Kimberly-Clark Corp.	1,939	122,235
Kraft Foods, Inc. Class A	8,205	258,540
Liberty Property Trust	1,116	35,623
Lorillard, Inc.	1,243	102,001
M&T Bank Corp.	578	50,315
Macerich Co. (The)	825	39,080
Mack-Cali Realty Corp.	825	27,274
Marsh & McLennan Cos., Inc.	2,597	71,002

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds 13

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2010

Investments	Shares	Value
Mattel, Inc.	1,679	$42,697
Maxim Integrated Products, Inc.	1,599	37,768
McDonald’s Corp.	5,504	422,487
MeadWestvaco Corp.	1,096	28,671
Merck & Co., Inc.	14,402	519,048
Mercury General Corp.	689	29,634
Microchip Technology, Inc.	1,159	39,649
Nationwide Health Properties, Inc.	862	31,360
New York Community Bancorp, Inc.	3,430	64,655
NextEra Energy, Inc.	2,067	107,463
NiSource, Inc.	2,627	46,288
Northeast Utilities	1,098	35,004
NSTAR	780	32,908
NYSE Euronext	1,650	49,467
Old Republic International Corp.	2,154	29,359
Oneok, Inc.	690	38,274
Paychex, Inc.	2,510	77,584
People’s United Financial, Inc.	2,600	36,426
Pepco Holdings, Inc.	2,273	41,482
Pfizer, Inc.	45,142	790,436
PG&E Corp.	2,118	101,325
Philip Morris International, Inc.	12,967	758,959
Pinnacle West Capital Corp.	948	39,295
Pitney Bowes, Inc.	1,832	44,298
Plum Creek Timber Co., Inc.	1,116	41,794
PPL Corp.	2,754	72,485
Progress Energy, Inc.	2,464	107,135
ProLogis	3,695	53,356
Public Service Enterprise Group, Inc.	2,754	87,605
Qwest Communications International, Inc.	14,491	110,276
R.R. Donnelley & Sons Co.	1,975	34,503
Rayonier, Inc.	616	32,352
Realty Income Corp.	1,098	37,552
Regency Centers Corp.	726	30,666
Reynolds American, Inc.	5,438	177,388
SCANA Corp.	998	40,519
Senior Housing Properties Trust	1,402	30,760
Southern Co.	5,677	217,032
Southern Copper Corp.	5,237	255,251
Spectra Energy Corp.	4,446	111,106
TECO Energy, Inc.	1,779	31,666
Ventas, Inc.	955	50,118
Verizon Communications, Inc.	24,587	879,723
Waste Management, Inc.	2,476	91,290
Windstream Corp.	5,605	78,134
Xcel Energy, Inc.	3,114	73,335

Total United States		13,609,070
TOTAL COMMON STOCKS (Cost: $64,628,695)		68,562,076

EXCHANGE-TRADED FUNDS - 0.8%

United States - 0.8%
WisdomTree DEFA Equity Income Fund(c)	10,678	438,866

WisdomTree Equity Income Fund(c)	3,712	144,434
TOTAL EXCHANGE-TRADED FUNDS (Cost: $535,365)		583,300

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%

MONEY MARKET FUND - 2.4%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(d) (Cost: $1,634,000)(e)	1,634,000	1,634,000

Investments	Shares	Value
TOTAL INVESTMENTS IN SECURITIES - 102.1% (Cost: $66,798,060)(f)		$70,779,376
Liabilities in Excess of Foreign Currency and Other Assets - (2.1)%		(1,443,844)

NET ASSETS - 100.0%		$69,335,532

ADR	-	American Depositary Receipt
PCL	-	Public Company Limited

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated companies (See Note 4).
(d)	Interest rate shown reflects yield as of December 31, 2010.
(e)	At December 31, 2010, the total market value of the Fund’s securities on loan was $1,554,954 and the total market value of the collateral held by the Fund was $1,634,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

14 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 97.7%

Austria - 2.2%
Conwert Immobilien Invest SE	9,206	$132,828
Flughafen Wien AG	3,117	214,224
Schoeller-Bleckmann Oilfield Equipment AG	1,533	132,650
Semperit AG Holding	3,088	164,010

Total Austria		643,712

Belgium - 4.8%
Arseus N.V.	8,456	129,096
Befimmo SCA Sicafi	1,583	130,181
Cie D’entreprises CFE	2,370	170,770
Cie Maritime Belge S.A.	4,508	139,400
EVS Broadcast Equipment S.A.	4,069	261,475
Nyrstar	7,810	117,453
Omega Pharma S.A.	2,812	135,431
Recticel S.A.	5,013	53,331
Tessenderlo Chemie N.V.	7,820	285,248

Total Belgium		1,422,385

Denmark - 1.0%
Auriga Industries Class B	2,818	46,672
East Asiatic Co., Ltd. A/S	2,812	91,121
NKT Holding A/S	1,341	71,747
Rockwool International A/S Class B	769	96,214

Total Denmark		305,754

Finland - 6.5%
Ahlstrom Oyj	5,241	104,341
Alma Media Corp.	16,370	181,839
Amer Sports Oyj Class A	8,916	124,756
Atria PLC Class A	2,993	36,137
Citycon Oyj	17,263	71,330
F-Secure Oyj	25,548	68,548
HKScan Oyj Class A	6,364	61,044
Huhtamaki Oyj	17,403	241,642
Lassila & Tikanoja Oyj	6,703	132,458
Oriola-KD Oyj Class B	13,615	58,266
Orion Oyj Class A	7,807	171,765
Raisio PLC Class V	20,313	76,575
Ramirent Oyj	8,505	112,387
Sponda Oyj	46,902	244,135
Technopolis PLC	11,452	62,683
Uponor Oyj(a)	10,910	202,567

Total Finland		1,950,473

France - 4.4%
ABC Arbitrage	18,799	183,348
April Group	4,572	129,633
Canal Plus	31,164	209,877
Faiveley Transport	659	54,698
Ingenico	4,197	152,558
Plastic Omnium S.A.	1,748	124,287
Saft Groupe S.A.	2,706	100,013
Sechilienne-Sidec	7,988	203,771
Sequana	6,679	104,386
Stallergenes S.A.	795	62,925

Total France		1,325,496

Germany - 5.9%
Bauer AG	2,496	118,202
BayWa AG	2,065	97,071
Bechtle AG	2,318	90,151
Carl Zeiss Meditec AG	6,175	118,338
CTS Eventim AG	1,861	115,382
Delticom AG	1,647	146,934
Drillisch AG	9,536	78,038

Investments	Shares	Value
Gerry Weber International AG	2,719	$134,052
H&R WASAG AG	2,385	67,352
Indus Holding AG	3,895	114,879
Kontron AG	5,792	62,084
Medion AG	3,802	68,858
MLP AG	14,227	145,055
Sixt AG	2,255	114,912
Solarworld AG(a)	7,204	72,146
Takkt AG(a)	9,800	141,990
Wirecard AG	5,728	78,765

Total Germany		1,764,209

Ireland - 1.5%
FBD Holdings PLC	7,877	65,518
Glanbia PLC	26,607	131,392
Grafton Group PLC	12,297	56,915
Greencore Group PLC	57,292	97,843
United Drug PLC	39,441	111,115

Total Ireland		462,783

Italy - 9.1%
Ascopiave SpA	56,970	120,451
Astaldi SpA	12,006	79,285
Autostrada Torino-Milano SpA	7,111	95,875
Banca Generali SpA	21,645	263,228
Banco di Desio e della Brianza SpA	13,827	75,311
Brembo SpA	11,481	118,983
Buzzi Unicem SpA RSP	7,621	55,618
Cairo Communication SpA	23,596	86,102
Cementir Holding SpA	15,090	42,816
Danieli & C Officine Meccaniche SpA RSP	8,641	149,773
De’Longhi SpA	11,617	91,639
Fiat SpA RSP	15,681	233,299
Fondiaria-Sai SpA RSP	14,937	78,352
Immobiliare Grande Distribuzione	49,036	95,848
IMMSI SpA	59,345	64,925
Italcementi SpA RSP	13,641	63,684
Italmobiliare SpA	2,324	78,256
Italmobiliare SpA RSP	3,302	78,540
Maire Tecnimont SpA	26,535	117,207
MARR SpA	13,716	159,626
Milano Assicurazioni SpA	131,899	209,331
Piaggio & C. SpA	46,256	145,984
Piccolo Credito Valtellinese Scarl	23,291	102,956
Zignago Vetro SpA	14,556	93,342

Total Italy		2,700,431

Netherlands - 5.3%
Accell Group	1,102	55,883
Arcadis N.V.	6,617	154,594
Beter Bed Holding N.V.	4,715	134,478
BinckBank N.V.	14,584	226,956
Brit Insurance Holdings N.V.*	12,156	198,314
Brunel International N.V.	2,375	93,961
Exact Holding N.V.	7,141	196,869
Grontmij CVA	4,452	103,326
Koninklijke BAM Groep N.V.	15,083	93,019
Koninklijke Ten Cate N.V.	2,714	101,947
Mediq N.V.	5,387	101,177
TKH Group N.V.	4,056	106,704

Total Netherlands		1,567,228

Norway - 5.0%
Atea ASA	12,176	122,022
Cermaq ASA*	8,845	136,955
Copeinca ASA	25,608	245,616
Leroy Seafood Group ASA	8,330	284,474

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds 15

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2010

Investments	Shares	Value
Opera Software ASA	10,600	$52,886
Salmar ASA	5,925	62,690
Sparebank 1 SMN	13,530	125,698
Sparebank 1 SR Bank	10,768	105,596
Tomra Systems ASA	16,870	112,612
Veidekke ASA	28,106	253,861

Total Norway		1,502,410

Portugal - 2.2%
BANIF, SGPS, S.A.	76,413	89,185
Martifer, SGPS, S.A.	27,268	54,506
Mota Engil, SGPS, S.A.	40,356	94,365
Novabase, SGPS, S.A.	12,740	49,565
REN - Redes Energeticas Nacionais S.A.	67,750	234,497
Semapa-Sociedade de Investimento e Gestao	13,312	147,870

Total Portugal		669,988

Spain - 2.1%
Caja de Ahorros del Mediterraneo	10,870	101,933
Cementos Portland Valderrivas S.A.	3,509	57,196
Duro Felguera S.A.	33,570	237,789
FAES FARMA S.A.	29,871	109,200
Fluidra S.A.	16,039	49,705
Pescanova S.A.	2,144	70,757

Total Spain		626,580

Sweden - 12.7%
AarhusKarlshamn AB	4,253	119,249
AF AB Class B	4,194	86,870
Axis Communications AB	10,265	187,043
Bjoern Borg AB	7,584	69,096
Cardo AB	4,391	273,341
Clas Ohlson AB Class B	7,599	124,336
Duni AB	7,470	81,113
Fabege AB	27,177	317,537
Hoganas AB Class B	2,059	80,549
Husqvarna AB Class A	10,099	83,672
Indutrade AB	3,630	125,268
Intrum Justitia AB	14,539	223,832
JM AB	6,358	148,952
KappAhl AB(a)	7,821	52,932
Kungsleden AB	38,549	352,643
Loomis AB Class B	9,693	145,622
Mekonomen AB	4,792	158,953
NCC AB Class B	13,386	294,287
Nibe Industrier AB Class B	7,141	109,141
Niscayah Group AB	34,327	70,463
Nordnet AB Class B	13,535	46,909
ORC Software AB	5,171	98,261
Q-Med AB	8,085	91,699
SkiStar AB	5,132	99,429
SSAB AB Class B	4,800	70,791
Svenska Handelsbanken AB Class B	2,067	65,028
Wihlborgs Fastigheter AB	6,842	198,456

Total Sweden		3,775,472

Switzerland - 0.8%
Kudelski S.A.	1,794	38,493
Mobilezone Holding AG	11,857	133,568
Von Roll Holding AG	15,019	78,954

Total Switzerland		251,015

United Kingdom - 34.2%
A.G.Barr PLC	3,267	55,856
Ashtead Group PLC	43,550	117,890
Atkins WS PLC	14,573	159,828
BBA Aviation PLC	51,833	179,834

Investments	Shares	Value
Big Yellow Group PLC	9,885	$54,229
Bodycote PLC	28,747	126,292
Brewin Dolphin Holdings PLC	55,870	138,907
Carpetright PLC	5,096	63,749
Chaucer Holdings PLC	203,972	166,860
Chesnara PLC	27,926	102,966
Cineworld Group PLC	27,585	93,719
Collins Stewart PLC	41,790	51,198
Computacenter PLC	18,999	115,414
Cranswick PLC	6,011	80,936
Dairy Crest Group PLC	23,055	152,831
Davis Service Group PLC	30,772	210,346
Dechra Pharmaceuticals PLC	8,895	69,632
Dignity PLC	4,758	53,635
Diploma PLC	13,382	58,141
Domino Printing Sciences PLC	9,605	97,747
Domino’s Pizza UK & IRL PLC	11,527	99,531
DS Smith PLC	39,812	126,035
Dunelm Group PLC	15,437	123,383
eaga PLC	30,569	33,622
Elementis PLC	69,813	156,303
Euromoney Institutional Investor PLC	7,833	84,865
Evolution Group PLC	39,764	43,268
F&C Asset Management PLC	206,104	271,057
Fenner PLC	20,959	117,410
Fidessa Group PLC	3,069	74,477
Filtrona PLC	21,608	82,174
Forth Ports PLC	3,824	80,526
Galliford Try PLC	9,206	43,024
Game Group PLC	98,491	107,942
Genus PLC	4,321	58,045
Go-Ahead Group PLC	12,342	255,260
Greggs PLC	16,707	121,632
Hansteen Holdings PLC	92,471	117,994
Headlam Group PLC	27,431	134,640
Helical Bar PLC	12,721	56,762
Hill & Smith Holdings PLC	9,539	41,444
HMV Group PLC(a)	220,908	110,677
Holidaybreak PLC	11,082	59,469
Hunting PLC	18,130	207,496
Huntsworth PLC	24,156	26,758
Interserve PLC	40,693	147,172
ITE Group PLC	36,659	144,751
James Fisher & Sons PLC	11,422	90,308
JD Wetherspoon PLC	21,397	150,751
JKX Oil & Gas PLC	21,030	103,650
Keller Group PLC	9,787	96,535
Kesa Electricals PLC	97,974	244,355
Kier Group PLC	7,691	165,208
Laird PLC	85,828	233,009
Marston’s PLC	128,965	231,192
Mcbride PLC	21,332	62,789
Mitie Group PLC	43,214	158,455
Moneysupermarket.com Group PLC	92,808	113,338
Morgan Crucible Co. PLC	34,011	129,715
Morgan Sindall Group PLC	12,994	143,426
Mothercare PLC	10,584	101,579
N. Brown Group PLC	44,454	207,546
Northern Foods PLC	180,986	177,809
Novae Group PLC	10,573	59,676
Novae Group PLC C Share Entitlement	11,895	8,381
PayPoint PLC	18,693	104,189
Premier Farnell PLC	45,894	206,149
PV Crystalox Solar PLC	106,049	86,339
Restaurant Group PLC	44,033	189,586

See Notes to Schedule of Investments.

16 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2010

Investments	Shares	Value
Rightmove PLC	6,756	$82,399
Robert Wiseman Dairies PLC	15,332	82,276
RPC Group PLC	15,324	75,575
RPS Group PLC	20,984	75,695
Safestore Holdings PLC	29,325	59,687
Savills PLC	16,576	100,227
Schroders PLC	7,271	165,976
Senior PLC	25,595	60,390
Severfield-Rowen PLC	21,687	104,579
Smiths News PLC	44,171	81,777
Spirent Communications PLC	26,531	61,394
Sthree PLC	17,328	99,511
Synergy Health PLC	6,654	91,417
Telecom Plus PLC	16,127	114,884
Tullett Prebon PLC	35,081	210,251
Umeco PLC	9,119	63,569
Wellstream Holdings PLC	12,915	159,741
WH Smith PLC	24,599	187,560
Wincanton PLC	28,450	77,504
WSP Group PLC	10,740	59,694
Xchanging PLC	18,275	35,908

Total United Kingdom		10,189,726

TOTAL COMMON STOCKS (Cost: $25,863,986)		29,157,662

EXCHANGE-TRADED FUND - 2.0%

United States - 2.0%
WisdomTree International MidCap Dividend Fund(b)
(Cost: $542,793)	11,257	583,676

	Principal Amount
FOREIGN GOVERNMENT OBLIGATION - 0.1%

Spain - 0.1%
Banco de Sabadell S.A. 7.75%, 11/11/13** (Cost: $44,289)	41,745EUR	38,642
SHORT-TERM INVESTMENT - 0.0%

	Shares

MONEY MARKET FUND - 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $1,858)	1,858	1,858

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

MONEY MARKET FUND - 0.8%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(d) (Cost: $224,000)(e)	224,000	224,000

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $26,676,926)(f)		30,005,838
Liabilities in Excess of Foreign Currency and Other Assets - (0.6)%		(171,234)

NET ASSETS - 100.0%		$29,834,604

RSP	- Risparmio Italian Savings Shares

*	Non-income producing security.
**	Interest rate shown reflects the discount rate at time of purchase.
(a)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2010.
(d)	Interest rate shown reflects yield as of December 31, 2010.
(e)	At December 31, 2010, the total market value of the Fund’s securities on loan was $211,612 and the total market value of the collateral held by the Fund was $224,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments. WisdomTree International Dividend and Sector Funds 17

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 101.2%
Advertising - 0.2%
Hakuhodo DY Holdings, Inc.	3,108	$178,383

Agriculture - 1.2%
Japan Tobacco, Inc.	393	1,456,094

Apparel - 0.2%
Onward Holdings Co., Ltd.	14,182	122,926
Sanyo Shokai Ltd.	42,000	164,676

Total Apparel		287,602

Auto Manufacturers - 5.5%
Daihatsu Motor Co., Ltd.	17,000	261,168
Honda Motor Co., Ltd.	48,812	1,934,906
Mazda Motor Corp.	63,000	180,988
Suzuki Motor Corp.	8,314	205,018
Toyota Auto Body Co., Ltd.	8,700	162,619
Toyota Motor Corp.	100,200	3,978,102

Total Auto Manufacturers		6,722,801

Auto Parts & Equipment - 2.3%
Aisin Seiki Co., Ltd.	8,108	287,211
Bridgestone Corp.	19,412	375,531
Denso Corp.	20,014	691,440
JTEKT Corp.	11,902	140,585
Koito Manufacturing Co., Ltd.	7,000	109,611
Stanley Electric Co., Ltd.	8,414	157,377
Sumitomo Electric Industries Ltd.	26,400	367,168
Sumitomo Rubber Industries, Inc.	17,024	177,996
Tokai Rika Co., Ltd.	6,802	128,735
Toyoda Gosei Co., Ltd.	6,202	145,826
Yokohama Rubber Co., Ltd. (The)	35,000	181,246

Total Auto Parts & Equipment		2,762,726

Banks - 11.8%
Bank of Yokohama Ltd. (The)	74,018	384,213
Chiba Bank Ltd. (The)	48,000	312,484
Chuo Mitsui Trust Holdings, Inc.	63,014	261,830
Daishi Bank Ltd. (The)	49,000	151,643
Fukuoka Financial Group, Inc.	56,504	245,927
Hokuetsu Bank Ltd. (The)	73,000	151,211
Hokuhoku Financial Group, Inc.	82,020	166,861
Hyakujushi Bank Ltd. (The)	40,000	147,463
Joyo Bank Ltd. (The)	58,018	255,378
Juroku Bank Ltd. (The)	41,000	131,435
Kiyo Holdings, Inc.	127,000	176,943
Mitsubishi UFJ Financial Group, Inc.	762,434	4,126,854
Mizuho Financial Group, Inc.	1,665,175	3,141,259
Nishi-Nippon City Bank Ltd. (The)	51,000	155,317
Ogaki Kyoritsu Bank Ltd. (The)	46,000	145,762
Resona Holdings, Inc.(a)	24,461	146,878
Senshu Ikeda Holdings, Inc.	54,200	77,519
Shinsei Bank Ltd.*	71,000	92,793
Shizuoka Bank Ltd. (The)	32,008	295,592
Sumitomo Mitsui Financial Group, Inc.	85,259	3,040,121
Sumitomo Trust & Banking Co., Ltd. (The)	76,010	479,836
Suruga Bank Ltd.	14,000	130,498
Tokyo Tomin Bank Ltd. (The)	8,400	120,141

Total Banks		14,337,958

Beverages - 1.3%
Asahi Breweries Ltd.	14,814	287,312
Coca-Cola Central Japan Co., Ltd.	11,700	156,663
Coca-Cola West Co., Ltd.	10,410	188,806
Ito En Ltd.	10,000	166,451
Kirin Holdings Co., Ltd.	42,008	589,940

Investments	Shares	Value
Mikuni Coca-Cola Bottling Co., Ltd.	17,300	$157,418
Sapporo Holdings Ltd.	17,000	77,135

Total Beverages		1,623,725

Building Materials - 1.6%
Asahi Glass Co., Ltd.(a)	47,018	550,152
Daikin Industries Ltd.	6,920	245,726
JS Group Corp.	17,116	377,120
Nippon Sheet Glass Co., Ltd.	48,000	129,610
Panasonic Electric Works Co., Ltd.	22,000	288,071
Sanwa Holdings Corp.	48,000	152,099
Takara Standard Co., Ltd.	19,000	128,845
TOTO Ltd.	17,008	123,515

Total Building Materials		1,995,138

Chemicals - 4.3%
Aica Kogyo Co., Ltd.	14,000	164,848
Air Water, Inc.	12,000	153,431
Asahi Kasei Corp.	66,018	431,410
DIC Corp.	70,022	157,130
Earth Chemical Co., Ltd.(a)	5,000	170,335
Hitachi Chemical Co., Ltd.	10,614	219,988
JSR Corp.	11,414	213,208
Kaneka Corp.	35,014	243,054
Mitsubishi Chemical Holdings Corp.	64,118	435,596
Mitsubishi Gas Chemical Co., Inc.	32,012	227,741
Nippon Kayaku Co., Ltd.	18,000	190,642
Nissan Chemical Industries Ltd.	11,400	148,008
Nitto Denko Corp.	5,710	269,290
Shin-Etsu Chemical Co., Ltd.	19,110	1,036,730
Showa Denko K.K.(a)	68,010	153,453
Sumitomo Chemical Co., Ltd.	62,010	305,826
Taiyo Holdings Co., Ltd.	5,300	169,968
Taiyo Nippon Sanso Corp.	17,022	150,481
Tosoh Corp.(a)	53,000	172,517
Toyo Ink Manufacturing Co., Ltd.	21,000	103,310
Ube Industries Ltd.	51,020	153,491

Total Chemicals		5,270,457

Commercial Services - 1.8%
Dai Nippon Printing Co., Ltd.	49,004	668,250
Park24 Co., Ltd.	17,822	190,954
Secom Co., Ltd.	11,716	555,428
Sohgo Security Services Co., Ltd.	13,702	162,522
Toppan Forms Co., Ltd.	14,400	147,897
Toppan Printing Co., Ltd.(a)	53,002	484,896

Total Commercial Services		2,209,947

Computers - 1.1%
Fujitsu Ltd.	53,000	369,213
Itochu Techno-Solutions Corp.	5,108	191,774
NEC Fielding Ltd.	8,600	111,761
NS Solutions Corp.	5,400	117,981
Obic Co., Ltd.	680	140,184
Otsuka Corp.	1,704	116,394
TDK Corp.	4,106	286,035

Total Computers		1,333,342

Cosmetics/Personal Care - 1.4%
Fancl Corp.(a)	8,100	121,742
Kao Corp.	32,114	866,352
Lion Corp.(a)	34,000	185,710
Shiseido Co., Ltd.(a)	25,108	549,184

Total Cosmetics/Personal Care		1,722,988

Distribution/Wholesale - 4.6%
Ai Holdings Corp.(a)	30,100	110,966
Inaba Denki Sangyo Co., Ltd.	5,900	167,241

See Notes to Schedule of Investments.

18 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2010

Investments	Shares	Value
ITOCHU Corp.	70,216	$711,640
Japan Pulp & Paper Co., Ltd.	45,000	160,903
Marubeni Corp.	67,000	471,697
Mitsubishi Corp.	64,200	1,739,863
Mitsui & Co., Ltd.	55,718	921,248
Ryoden Trading Co., Ltd.	19,000	122,286
Sinanen Co., Ltd.	21,000	96,838
Sumitomo Corp.(a)	64,808	918,123
Toyota Tsusho Corp.	12,810	225,859

Total Distribution/Wholesale		5,646,664

Diversified Financial Services - 1.0%
Century Tokyo Leasing Corp.	10,600	172,648
Daiwa Securities Group, Inc.	122,006	628,796
Mizuho Securities Co., Ltd.	63,000	180,988
Tokai Tokyo Financial Holdings, Inc.	45,000	170,889

Total Diversified Financial Services		1,153,321

Electric - 6.1%
Chubu Electric Power Co., Inc.	45,116	1,110,308
Chugoku Electric Power Co., Inc. (The)(a)	24,112	490,534
Electric Power Development Co., Ltd.	10,600	332,880
Hokkaido Electric Power Co., Inc.	14,508	296,939
Hokuriku Electric Power Co.	15,010	369,212
Kansai Electric Power Co., Inc. (The)	54,720	1,352,061
Kyushu Electric Power Co., Inc.	31,110	698,110
Shikoku Electric Power Co., Inc.	11,608	341,778
Tohoku Electric Power Co., Inc.	35,306	787,915
Tokyo Electric Power Co., Inc. (The)	69,114	1,689,823

Total Electric		7,469,560

Electrical Components & Equipment - 0.7%
Brother Industries Ltd.	12,804	190,075
Casio Computer Co., Ltd.	20,100	162,327
Furukawa Electric Co., Ltd.	29,000	130,510
Mabuchi Motor Co., Ltd.	3,622	186,894
Mitsubishi Electric Corp.	21,000	220,603

Total Electrical Components & Equipment		890,409

Electronics - 2.3%
Eizo Nanao Corp.	5,400	126,636
Hirose Electric Co., Ltd.	1,520	171,482
Hoya Corp.	30,724	747,028
Ibiden Co., Ltd.	5,200	164,261
Kaga Electronics Co., Ltd.	11,900	152,592
Kyocera Corp.	6,404	654,573
Mitsumi Electric Co., Ltd.	6,900	127,102
NGK Insulators Ltd.	8,012	130,891
Nippon Electric Glass Co., Ltd.	11,018	159,215
Ryosan Co., Ltd.	6,000	155,650
Shinko Shoji Co., Ltd.	11,902	99,495
Yamatake Corp.	6,810	161,633

Total Electronics		2,850,558

Engineering & Construction - 1.3%
COMSYS Holdings Corp.	13,500	144,147
JGC Corp.	9,018	196,471
Kajima Corp.	82,014	218,421
Kandenko Co., Ltd.	18,000	120,954
Obayashi Corp.	46,012	212,175
Shimizu Corp.	56,006	239,616
Shinko Plantech Co., Ltd.	7,900	73,054
Taisei Corp.	81,024	189,810
Takasago Thermal Engineering Co., Ltd.	17,300	145,047

Total Engineering & Construction		1,539,695

Entertainment - 0.9%
Avex Group Holdings, Inc.	10,600	155,135

Investments	Shares	Value
Oriental Land Co., Ltd.	3,000	$278,158
Sankyo Co., Ltd.	8,100	457,906
Toho Co., Ltd.	11,002	176,889

Total Entertainment		1,068,088

Environmental Control - 0.1%
Kurita Water Industries Ltd.	5,220	164,636

Food - 1.5%
Ajinomoto Co., Inc.	35,002	365,103
Fujicco Co., Ltd.	9,000	110,745
MEIJI Holdings Co., Ltd.	5,000	226,250
Morinaga & Co., Ltd.	65,000	153,073
Nichirei Corp.	38,000	175,698
Nippon Suisan Kaisha Ltd.	51,700	163,186
Nisshin Seifun Group, Inc.	15,506	197,111
Nissin Foods Holdings Co., Ltd.	6,000	215,277
Toyo Suisan Kaisha Ltd.	5,000	111,399
Yokohama Reito Co., Ltd.	18,600	127,509

Total Food		1,845,351

Forest Products & Paper - 0.6%
Hokuetsu Kishu Paper Co., Ltd.	29,500	168,405
Nippon Paper Group, Inc.	10,906	286,416
OJI Paper Co., Ltd.(a)	58,022	281,150

Total Forest Products & Paper		735,971

Gas - 0.8%
Osaka Gas Co., Ltd.	108,014	419,511
Tokyo Gas Co., Ltd.	114,020	506,099

Total Gas		925,610

Hand/Machine Tools - 0.5%
Hitachi Koki Co., Ltd.	13,714	129,353
Makita Corp.	6,824	279,338
SMC Corp.	1,120	192,087

Total Hand/Machine Tools		600,778

Healthcare-Products - 0.2%
Terumo Corp.	3,802	214,230

Home Builders - 0.8%
Daiwa House Industry Co., Ltd.	23,022	283,286
Mitsui Home Co., Ltd.	18,000	95,432
PanaHome Corp.	21,000	132,828
Sekisui Chemical Co., Ltd.	24,008	172,575
Sekisui House Ltd.	18,022	182,431
Token Corp.	3,618	136,280

Total Home Builders		1,002,832

Home Furnishings - 1.5%
Panasonic Corp.	40,212	571,659
Sharp Corp.	45,002	464,419
Sony Corp.	19,908	718,460

Total Home Furnishings		1,754,538

Household Products/Wares - 0.1%
Kokuyo Co., Ltd.	18,102	156,681

Housewares - 0.1%
Sangetsu Co., Ltd.	6,700	157,370

Insurance - 1.6%
MS&AD Insurance Group Holdings	23,030	577,844
T&D Holdings, Inc.	16,316	414,413
Tokio Marine Holdings, Inc.	31,824	952,307

Total Insurance		1,944,564

Internet - 0.8%
Matsui Securities Co., Ltd.	21,502	153,236

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds 19

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2010

Investments	Shares	Value
Trend Micro, Inc.*	11,408	$377,102
Yahoo! Japan Corp.	1,080	419,456

Total Internet		949,794

Iron/Steel - 1.4%
Hitachi Metals Ltd.	10,018	120,431
JFE Holdings, Inc.	6,716	234,176
Kobe Steel Ltd.	73,000	185,414
Kyoei Steel Ltd.	7,900	129,061
Nippon Steel Corp.	71,010	255,655
Sumitomo Metal Industries Ltd.	250,002	616,490
Yamato Kogyo Co., Ltd.	4,900	148,320

Total Iron/Steel		1,689,547

Leisure Time - 0.5%
Sega Sammy Holdings, Inc.	18,818	358,471
Yamaha Corp.	16,610	206,435

Total Leisure Time		564,906

Machinery-Construction & Mining - 0.5%
Komatsu Ltd.	20,106	609,092

Machinery-Diversified - 1.6%
Amada Co., Ltd.	14,014	114,213
Daifuku Co., Ltd.	17,000	119,265
Fanuc Ltd.	2,400	369,003
IHI Corp.	62,000	138,364
Japan Steel Works Ltd. (The)	12,018	125,655
Kawasaki Heavy Industries Ltd.	58,006	195,249
Kubota Corp.	49,014	464,728
Max Co., Ltd.	13,000	154,035
Mitsubishi Heavy Industries Ltd.	84,016	315,947

Total Machinery-Diversified		1,996,459

Media - 0.2%
Nippon Television Network Corp.	1,346	211,928

Metal Fabricate/Hardware - 0.5%
Hanwa Co., Ltd.	36,000	166,007
Maruichi Steel Tube Ltd.	6,200	131,866
NSK Ltd.	14,000	126,700
NTN Corp.	37,012	196,686

Total Metal Fabricate/Hardware		621,259

Mining - 0.4%
DOWA Holdings Co., Ltd.	37,000	243,154
Sumitomo Metal Mining Co., Ltd.	16,000	279,933

Total Mining		523,087

Miscellaneous Manufacturing - 1.0%
Amano Corp.	17,600	170,781
FUJIFILM Holdings Corp.	11,304	409,205
Konica Minolta Holdings, Inc.	24,500	254,953
Mitsuboshi Belting Co., Ltd.	19,000	110,573

Olympus Corp.	7,400	224,267

Total Miscellaneous Manufacturing		1,169,779

Office/Business Equipment - 3.9%
Canon, Inc.	79,310	4,116,825
Ricoh Co., Ltd.	44,008	645,700

Total Office/Business Equipment		4,762,525

Oil & Gas - 1.3%
Cosmo Oil Co., Ltd.	75,006	245,997
Idemitsu Kosan Co., Ltd.	2,020	214,690
Showa Shell Sekiyu K.K.(a)	51,422	471,709
TonenGeneral Sekiyu K.K.(a)	62,004	678,867

Total Oil & Gas		1,611,263

Investments	Shares	Value
Pharmaceuticals - 8.8%
Alfresa Holdings Corp.	3,600	$160,015
Astellas Pharma, Inc.	42,308	1,614,491
Chugai Pharmaceutical Co., Ltd.	24,616	452,227
Daiichi Sankyo Co., Ltd.	56,908	1,246,847
Dainippon Sumitomo Pharma Co., Ltd.	28,218	256,764
Eisai Co., Ltd.(a)	32,604	1,181,872
Hisamitsu Pharmaceutical Co., Inc.	5,204	219,440
Kaken Pharmaceutical Co., Ltd.	16,000	194,513
KYORIN Holdings, Inc.	10,000	175,205
Kyowa Hakko Kirin Co., Ltd.(a)	24,022	247,610
Medipal Holdings Corp.	14,700	162,216
Miraca Holdings, Inc.	4,200	169,336
Mitsubishi Tanabe Pharma Corp.	20,008	338,215
Shionogi & Co., Ltd.	17,118	338,329
Suzuken Co., Ltd.	5,800	177,350
Takeda Pharmaceutical Co., Ltd.	76,816	3,783,736

Total Pharmaceuticals		10,718,166

Real Estate - 2.4%
Arnest One Corp.	6,800	87,447
Daito Trust Construction Co., Ltd.	10,924	748,874
Mitsubishi Estate Co., Ltd.	21,018	390,273
Mitsui Fudosan Co., Ltd.	33,018	659,098
Nomura Real Estate Holdings, Inc.	14,700	268,064
Sumitomo Real Estate Sales Co., Ltd.	2,922	151,315
Sumitomo Realty & Development Co., Ltd.	11,012	263,267
Tokyo Tatemono Co., Ltd.(a)	38,008	176,204
Tokyu Land Corp.	40,002	201,231

Total Real Estate		2,945,773

Retail - 4.5%
Aeon Co., Ltd.(a)	32,900	412,137
Chiyoda Co., Ltd.	12,800	169,972
Circle K Sunkus Co., Ltd.	11,300	181,541
DCM Japan Holdings Co., Ltd.	19,700	124,362
EDION Corp.(a)	12,300	110,557
FamilyMart Co., Ltd.	6,500	245,238
Fast Retailing Co., Ltd.	3,306	527,052
H2O Retailing Corp.	13,000	94,889
Isetan Mitsukoshi Holdings Ltd.	12,302	143,186
J Front Retailing Co., Ltd.	16,000	87,590
Kasumi Co., Ltd.	26,400	147,128
Kyoto Kimono Yuzen Co., Ltd.	11,000	125,726
Lawson, Inc.	10,000	495,037
Marui Group Co., Ltd.	20,618	168,290
Paris Miki Holdings, Inc.	13,400	133,331
Plenus Co., Ltd.	11,300	172,903
Ryohin Keikaku Co., Ltd.	4,000	165,958
Seven & I Holdings Co., Ltd.	49,908	1,335,311
Shimamura Co., Ltd.	1,300	120,695
Takashimaya Co., Ltd.	13,000	111,559
UNY Co., Ltd.	17,316	175,284
USS Co., Ltd.	2,462	201,562

Total Retail		5,449,308

Shipbuilding - 0.1%
Mitsui Engineering & Shipbuilding Co., Ltd.	64,020	169,710

Software - 1.3%
IT Holdings Corp.	7,700	102,724
Konami Corp.	12,714	270,567
NEC Mobiling Ltd.	4,900	143,547
Nomura Research Institute Ltd.	13,820	308,077
Oracle Corp.	12,024	591,526

See Notes to Schedule of Investments.

20 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2010

Investments	Shares	Value
Square Enix Holdings Co., Ltd.	6,102	$108,340

Total Software		1,524,781

Storage/Warehousing - 0.1%
Sumitomo Warehouse Co., Ltd. (The)	32,000	168,868

Telecommunications - 10.9%
Denki Kogyo Co., Ltd.	17,000	83,423
Hikari Tsushin, Inc.	7,100	155,297
KDDI Corp.	253	1,463,005
Nippon Telegraph & Telephone Corp.	110,802	5,020,620
NTT DoCoMo, Inc.	3,616	6,322,037
Softbank Corp.	4,800	166,362

Total Telecommunications		13,210,744

Textiles - 0.5%
Kuraray Co., Ltd.	16,406	235,455
Toray Industries, Inc.	41,000	245,176
Toyobo Co., Ltd.	67,000	119,783

Total Textiles		600,414

Toys/Games/Hobbies - 0.2%
Namco Bandai Holdings, Inc.	20,206	217,245

Transportation - 2.9%
East Japan Railway Co.	16,512	1,074,945
Hankyu Hanshin Holdings, Inc.	49,012	227,822
Keio Corp.	20,000	136,613
Kintetsu Corp.(a)	72,018	225,542
Nippon Express Co., Ltd.	69,008	311,410
Nippon Yusen K.K.	48,014	213,119
Nishi-Nippon Railroad Co., Ltd.	49,000	205,413
Odakyu Electric Railway Co., Ltd.	15,008	139,893
Sankyu, Inc.	36,000	163,788
Tobu Railway Co., Ltd.(a)	39,000	219,271
Tokyu Corp.	60,000	275,199
Yamato Holdings Co., Ltd.	23,222	330,986

Total Transportation		3,524,001

TOTAL COMMON STOCKS (Cost: $114,815,619)		123,260,666

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
Invesco Treasury Fund Private Class, 0.02%(b) (Cost: $7,202)	7,202	7,202

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.1%
MONEY MARKET FUND - 5.1%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(c) (Cost: $6,144,000)(d)	6,144,000	6,144,000

TOTAL INVESTMENTS IN SECURITIES - 106.3%
(Cost: $120,966,821)(e)		129,411,868
Liabilities in Excess of Foreign Currency and Other Assets - (6.3)%		(7,621,113)

NET ASSETS - 100.0%		$121,790,755

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2010.
(c)	Interest rate shown reflects yield as of December 31, 2010.
(d)	At December 31, 2010, the total market value of the Fund’s securities on loan was $5,835,924 and the total market value of the collateral held by the Fund was $6,144,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds 21

Schedule of Investments (unaudited)

WisdomTree World ex-U.S. Growth Fund (DNL)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 96.5%

Argentina - 0.2%
Telecom Argentina S.A. ADR	2,918	$72,629

Australia - 3.0%
Cochlear Ltd.	1,517	125,038
Energy Resources of Australia Ltd.	4,318	49,263
Leighton Holdings Ltd.(a)	8,519	268,783
MacArthur Coal Ltd.	4,435	58,190
Origin Energy Ltd.	21,213	362,262
Ramsay Health Care Ltd.	6,652	121,372
Wesfarmers Ltd. PPS	4,785	158,427

Total Australia		1,143,335

Belgium - 1.4%
Anheuser-Busch InBev N.V.	8,987	516,019

Brazil - 8.4%
Banco do Brasil S.A.	78,200	1,480,147
Cia de Bebidas das Americas	31,245	816,887
Cia de Concessoes Rodoviarias	9,100	257,102
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	6,400	84,241
Lojas Renner S.A.	2,300	78,144
M Dias Branco S.A.	1,800	42,831
Natura Cosmeticos S.A.	8,800	252,814
Porto Seguro S.A.	1,300	22,163
Sul America S.A.	10,500	131,566

Total Brazil		3,165,895

Canada - 2.1%
Canadian Imperial Bank of Commerce(a)	7,800	614,878
Pembina Pipeline Corp.	8,053	175,056

Total Canada		789,934

China - 1.6%
Byd Co., Ltd. Class H	7,800	40,989
China Life Insurance Co., Ltd. Class H	81,100	331,237
China Shenhua Energy Co., Ltd. Class H	32,500	136,294
Dongfeng Motor Group Co., Ltd. Class H	59,100	101,875

Total China		610,395

Denmark - 1.9%
FLSmidth & Co. A/S	934	89,451
Novo Nordisk A/S Class B	5,602	634,339

Total Denmark		723,790

Finland - 1.6%
Kone Oyj Class B	5,122	285,851
Metso Oyj	2,334	130,884
Wartsila Oyj	2,478	189,821

Total Finland		606,556

France - 2.3%
Bureau Veritas S.A.	1,665	126,695
Cie Generale d’Optique Essilor International S.A.	2,626	169,716
Eutelsat Communications	5,485	201,547
Pernod-Ricard S.A.	1,809	170,754
Societe BIC S.A.	1,146	98,887
Zodiac Aerospace	1,253	94,470

Total France		862,069

Germany - 6.8%
Fresenius Medical Care AG & Co. KGaA	3,093	179,379
Henkel AG & Co. KGaA	2,626	136,037
Muenchener Rueckversicherungs AG	5,777	879,253
Siemens AG	10,436	1,297,839

Investments	Shares	Value
Symrise AG	3,268	$89,985

Total Germany		2,582,493

Hong Kong - 3.6%
Beijing Enterprises Holdings Ltd.	11,600	71,925
China Overseas Land & Investment Ltd.	61,100	113,025
China Resources Power Holdings Co., Ltd.	60,800	110,124
Fushan International Energy Group Ltd.	140,800	96,539
Sino Land Co., Ltd.	80,000	149,634
Sun Hung Kai Properties Ltd.	31,000	514,829
Wharf Holdings Ltd.	39,000	300,013

Total Hong Kong		1,356,089

Indonesia - 4.0%
Astra International Tbk PT	37,600	227,645
Bank Central Asia Tbk PT	225,900	160,462
Bank Danamon Indonesia TbK PT	88,800	56,178
Bank Mandiri Tbk PT	192,600	138,946
Bank Rakyat Indonesia Persero Tbk PT	140,500	163,735
Indo Tambangraya Megah PT	32,200	181,371
Perusahaan Gas Negara PT	197,400	96,947
Semen Gresik Persero TbK PT	97,000	101,737
Tambang Batubara Bukit Asam TbK PT	43,900	111,821
Unilever Indonesia Tbk PT	88,300	161,704
United Tractors TbK PT	36,900	97,472

Total Indonesia		1,498,018

Italy - 0.9%
Mediolanum SpA	21,824	90,542
Saipem SpA	5,135	253,786

Total Italy		344,328

Japan - 1.3%
Fast Retailing Co., Ltd.	800	127,538
Mitsubishi Tanabe Pharma Corp.	8,000	135,232
Mitsui & Co., Ltd.	14,000	231,478

Total Japan		494,248

Malaysia - 0.6%
CIMB Group Holdings Bhd	75,900	209,226

Mexico - 4.6%
America Movil S.A.B de CV Series L	141,500	406,121
Coca-Cola Femsa S.A.B de CV Series L(a)	17,500	144,835
Embotelladoras Arca S.A.B de C.V.	8,100	39,410
Fomento Economico Mexicano S.A.B de CV	22,800	127,642
Grupo Mexico S.A.B de CV Series B	60,500	249,378
Grupo Modelo S.A.B de CV Series C	51,800	322,333
Telmex Internacional S.A.B de CV Class L*	139,200	131,593
Wal-Mart de Mexico S.A.B de CV Series V	109,500	313,301

Total Mexico		1,734,613

Netherlands - 0.8%
Koninklijke Boskalis Westminster N.V.	1,868	89,465
Reed Elsevier N.V.	17,039	211,603

Total Netherlands		301,068

Norway - 0.3%
Aker Solutions ASA	6,069	103,630

Poland - 0.8%
Bank Zachodni WBK S.A.	996	72,447
Powszechna Kasa Oszczednosci Bank Polski S.A.	15,472	227,017

Total Poland		299,464

Portugal - 1.4%
Jeronimo Martins, SGPS, S.A.	10,854	165,998

See Notes to Schedule of Investments.

22 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree World ex-U.S. Growth Fund (DNL)

December 31, 2010

Investments	Shares	Value
Portugal Telecom, SGPS, S.A.	31,976	$359,480

Total Portugal		525,478

Russia - 0.1%
Novorossiysk Commercial Sea Port PJSC, Reg S GDR	4,552	45,520

Singapore - 2.4%
Great Eastern Holdings Ltd.	5,000	60,966
Jardine Cycle & Carriage Ltd.	6,000	171,422
Keppel Corp., Ltd.	39,000	344,624
SembCorp Marine Ltd.	47,000	197,018
Yangzijiang Shipbuilding Holdings Ltd.	78,000	116,295

Total Singapore		890,325

South Africa - 3.4%
FirstRand Ltd.	94,178	277,733
Kumba Iron Ore Ltd.	7,700	494,071
Massmart Holdings Ltd.	6,209	137,681
Pick’n Pay Stores Ltd.	5,065	37,055
Shoprite Holdings Ltd.	12,881	194,021
Truworths International Ltd.	11,787	127,656

Total South Africa		1,268,217

South Korea - 5.3%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	3,740	119,790
Hyundai Heavy Industries Co., Ltd.*	700	273,240
Hyundai Mobis*	467	117,069
Hyundai Motor Co.*	1,167	178,407
LG Chem Ltd.*	532	183,287
LG Display Co., Ltd.*	4,090	143,433
LG Electronics, Inc.*	1,634	169,893
Samsung Electronics Co., Ltd.	817	683,173
Samsung Engineering Co., Ltd.*	584	98,800
Woori Finance Holdings Co., Ltd.*	3,740	51,079

Total South Korea		2,018,171

Spain - 3.7%
Criteria Caixacorp S.A.(a)	125,570	670,802
Inditex S.A.	8,205	616,746
Tecnicas Reunidas S.A.	1,517	96,903

Total Spain		1,384,451

Sweden - 0.8%
Assa Abloy AB Class B	5,640	158,977
Tele2 AB Class B	7,236	150,256

Total Sweden		309,233

Switzerland - 4.0%
Schindler Holding AG Participating Shares	1,867	221,532
Zurich Financial Services AG	5,018	1,303,894

Total Switzerland		1,525,426

Taiwan - 1.6%
Compal Electronics, Inc.	146,460	194,148
Formosa Chemicals & Fibre Corp.	44,000	148,193
Mediatek, Inc.	19,025	272,424

Total Taiwan		614,765

Thailand - 2.0%
Banpu PCL	3,850	101,151
Charoen Pokphand Foods PCL	226,300	185,424
CP ALL PCL	103,900	135,282
Kasikornbank PCL	32,200	134,055
Siam Cement PCL	19,100	216,059

Total Thailand		771,971

Investments	Shares	Value
Turkey - 3.6%
Akbank TAS	34,133	$190,293
Anadolu EFES Biracilik VE Malt Sanayii A.S.	7,425	112,895
Bim Birlesik Magazalar A.S.	2,923	99,712
Bsh Ev Aletleri Sanayi VE Ticaret A.S.	584	52,366
KOC Holding A.S.	34,194	167,082
Migros Ticaret A.S.	4,705	89,881
Turkiye Garanti Bankasi A.S.	47,264	240,159
Turkiye Halk Bankasi A.S.	13,771	117,219
Turkiye Is Bankasi Class C	81,808	292,361

Total Turkey		1,361,968

United Kingdom - 22.0%
Admiral Group PLC	5,247	124,457
Amlin PLC	16,760	107,297
Associated British Foods PLC	12,371	228,744
AstraZeneca PLC	37,754	1,727,182
Compass Group PLC	27,566	250,752
Fresnillo PLC	7,119	185,913
GlaxoSmithKline PLC	148,211	2,877,379
Hargreaves Lansdown PLC	14,633	134,254
IMI PLC	6,219	92,013
Inmarsat PLC	8,992	94,818
Investec PLC	9,587	79,102
Pearson PLC	18,795	296,618
Reckitt Benckiser Group PLC	12,645	697,867
Reed Elsevier PLC	29,642	251,305
SABMiller PLC	17,538	619,599
Sage Group PLC (The)	42,993	184,031
Smith & Nephew PLC	9,930	105,175
Smiths Group PLC	8,049	156,894
Vedanta Resources PLC(a)	2,568	101,198

Total United Kingdom		8,314,598

TOTAL COMMON STOCKS
(Cost: $30,043,124)		36,443,922

EXCHANGE-TRADED FUNDS - 3.1%
United States - 3.1%
WisdomTree DEFA Fund(b)	2,406	113,972
WisdomTree Emerging Markets Equity Income Fund(b)	1,285	76,702
WisdomTree India Earnings Fund(a)(b)	36,731	969,331

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $1,011,949)		1,160,005

SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND -0.2%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $93,281)	93,281	93,281

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.6%
MONEY MARKET FUND - 6.6%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(d) (Cost: $2,474,000)(e)	2,474,000	2,474,000

TOTAL INVESTMENTS IN SECURITIES - 106.4%
(Cost: $33,622,354)(f)		40,171,208
Liabilities in Excess of Foreign Currency and Other Assets - (6.4)%		(2,416,373)

NET ASSETS - 100.0%		$37,754,835

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds 23

Schedule of Investments (unaudited) (concluded)

WisdomTree World ex-U.S. Growth Fund (DNL)

December 31, 2010

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
PCL	-	Public Company Limited
PPS	-	Price Protected Shares

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2010.
(d)	Interest rate shown reflects yield as of December 31, 2010.
(e)	At December 31, 2010, the total market value of the Fund’s securities on loan was $2,352,573 and the total market value of the collateral held by the Fund was $2,474,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

24 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 99.8%

Advertising - 0.6%
Asatsu-DK, Inc.	10,300	$281,423
Moshi Moshi Hotline, Inc.	17,650	463,529

Total Advertising		744,952

Agriculture - 0.4%
Hokuto Corp.	19,400	451,363

Apparel - 2.2%
Atsugi Co., Ltd.	230,000	297,762
Gunze Ltd.	110,000	465,199
Japan Wool Textile Co., Ltd. (The)	68,000	555,034
Onward Holdings Co., Ltd.	97,000	840,774
Sanyo Shokai Ltd.	135,000	529,314

Total Apparel		2,688,083

Auto Manufacturers - 1.3%
Kanto Auto Works Ltd.	24,700	213,485
Nissan Shatai Co., Ltd.	47,000	410,862
Shinmaywa Industries Ltd.	84,000	363,529
Toyota Auto Body Co., Ltd.	30,400	568,231

Total Auto Manufacturers		1,556,107

Auto Parts & Equipment - 3.1%
Aisan Industry Co., Ltd.	25,300	228,029
Exedy Corp.	13,800	448,515
FCC Co., Ltd.	14,600	340,586
Keihin Corp.	16,200	365,526
Musashi Seimitsu Industry Co., Ltd.	8,400	209,314
Nifco, Inc.	16,300	442,344
Nissin Kogyo Co., Ltd.	13,800	257,607
Riken Corp.	48,000	213,649
TS Tech Co., Ltd.	15,300	297,115
Unipres Corp.	13,800	275,472
Yokohama Rubber Co., Ltd. (The)	138,000	714,629

Total Auto Parts & Equipment		3,792,786

Banks - 8.4%
Akita Bank Ltd. (The)	88,000	261,488
Aomori Bank Ltd. (The)	121,000	334,184
Awa Bank Ltd. (The)	59,000	355,724
Bank of Nagoya Ltd. (The)	83,000	268,122
Bank of Saga Ltd. (The)	103,000	292,091
Daishi Bank Ltd. (The)	174,000	538,487
FIDEA Holdings Co., Ltd.	29,000	74,015
Fukui Bank Ltd. (The)	107,000	331,139
Higo Bank Ltd. (The)	66,000	341,779
Hokkoku Bank Ltd. (The)	138,000	479,823
Hokuetsu Bank Ltd. (The)	245,000	507,490
Hyakugo Bank Ltd. (The)	82,000	353,862
Hyakujushi Bank Ltd. (The)	83,000	305,986
Juroku Bank Ltd. (The)	139,000	445,595
Kagoshima Bank Ltd. (The)	46,000	308,538
Keiyo Bank Ltd. (The)	84,000	416,349
Kiyo Holdings, Inc.	360,000	501,572
Mie Bank Ltd. (The)	84,000	230,960
Miyazaki Bank Ltd. (The)	84,000	223,710
Musashino Bank Ltd. (The)	13,700	415,535
Ogaki Kyoritsu Bank Ltd. (The)	153,000	484,816
Oita Bank Ltd. (The)	73,000	261,920
San-In Godo Bank Ltd. (The)	28,000	201,960
Shiga Bank Ltd. (The)	59,000	320,806
Shikoku Bank Ltd. (The)	81,000	251,674
Tochigi Bank Ltd. (The)	52,000	246,841
Toho Bank Ltd. (The)	99,000	310,043
Tokyo Tomin Bank Ltd. (The)	35,800	512,028

Investments	Shares	Value
Yamagata Bank Ltd. (The)	60,000	$277,418
Yamanashi Chuo Bank Ltd. (The)	74,000	333,025

Total Banks		10,186,980

Beverages - 1.6%
Coca-Cola Central Japan Co., Ltd.	31,600	423,126
Ito En Ltd.	41,500	690,771
Mikuni Coca-Cola Bottling Co., Ltd.	42,900	390,361
Takara Holdings, Inc.	66,000	388,977

Total Beverages		1,893,235

Building Materials - 2.1%
Central Glass Co., Ltd.	79,000	368,189
Daiken Corp.	83,000	220,023
Fujitec Co., Ltd.	34,000	173,134
Nichias Corp.	58,000	301,067
Sanwa Holdings Corp.	184,000	583,047
Sumitomo Osaka Cement Co., Ltd.(a)	158,000	358,449
Takara Standard Co., Ltd.	82,000	556,069

Total Building Materials		2,559,978

Chemicals - 8.2%
ADEKA Corp.	41,100	455,062
Aica Kogyo Co., Ltd.	43,800	515,739
Chugoku Marine Paints Ltd.	27,000	229,369
DIC Corp.	358,000	803,354
Earth Chemical Co., Ltd.(a)	13,700	466,717
Fujimi, Inc.	16,800	258,302
Hodogaya Chemical Co., Ltd.	52,228	211,218
Lintec Corp.	17,100	453,723
Nihon Parkerizing Co., Ltd.	28,000	404,266
Nippon Kayaku Co., Ltd.	82,000	868,479
Nippon Soda Co., Ltd.	81,000	387,498
Nippon Synthetic Chemical Industry Co., Ltd. (The)	27,000	181,099
NOF Corp.	82,000	401,381
Sanyo Chemical Industries Ltd.	57,000	475,791
Sumitomo Bakelite Co., Ltd.	86,000	506,849
Sumitomo Seika Chemicals Co., Ltd.	62,000	269,083
T. Hasegawa Co., Ltd.	14,900	253,891
Taiyo Holdings Co., Ltd.	19,300	618,942
Toagosei Co., Ltd.	75,000	351,396
Tokai Carbon Co., Ltd.	68,000	423,402
Tokyo Ohka Kogyo Co., Ltd.	16,100	346,992
Toyo Ink Manufacturing Co., Ltd.	137,000	673,978
Zeon Corp.	43,000	360,520

Total Chemicals		9,917,051

Commercial Services - 2.2%
Daiseki Co., Ltd.	8,200	171,371
Nichii Gakkan Co.	21,800	192,452
Park24 Co., Ltd.	85,300	913,947
Sohgo Security Services Co., Ltd.	45,900	544,428
TKC Corp.	13,200	279,933
Toppan Forms Co., Ltd.	58,500	600,832

Total Commercial Services		2,702,963

Computers - 1.1%
DTS Corp.	20,100	249,562
Ines Corp.	24,400	199,159
NEC Fielding Ltd.	35,500	461,340
NS Solutions Corp.	20,800	454,443

Total Computers		1,364,504

Cosmetics/Personal Care - 1.8%
Fancl Corp.(a)	32,000	480,957
Kose Corp.	20,300	525,615
Lion Corp.(a)	116,000	633,598

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds 25

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2010

Investments	Shares	Value
Mandom Corp.	12,600	$341,779
Pigeon Corp.	7,000	238,210

Total Cosmetics/Personal Care		2,220,159

Distribution/Wholesale - 3.1%
Ai Holdings Corp.(a)	86,900	320,364
Inaba Denki Sangyo Co., Ltd.	13,800	391,174
Inabata & Co., Ltd.	43,100	261,985
Itochu Enex Co., Ltd.	78,800	427,495
Iwatani Corp.	121,000	365,514
Matsuda Sangyo Co., Ltd.	13,700	246,619
Nagase & Co., Ltd.	32,000	414,672
Ryoden Trading Co., Ltd.	62,000	399,038
San-Ai Oil Co., Ltd.	45,000	221,935
Sinanen Co., Ltd.	83,000	382,739
Yamazen Corp.	52,200	279,970

Total Distribution/Wholesale		3,711,505

Diversified Financial Services - 1.8%
Century Tokyo Leasing Corp.	52,455	854,362
Ichiyoshi Securities Co., Ltd.	42,600	323,026
Okasan Securities Group, Inc.	82,000	338,697
Tokai Tokyo Financial Holdings, Inc.	193,000	732,926

Total Diversified Financial Services		2,249,011

Electric - 0.2%
Okinawa Electric Power Co., Inc. (The)	5,400	269,650

Electrical Components & Equipment - 0.9%
Hitachi Cable Ltd.	138,000	381,136
Nippon Signal Co., Ltd. (The)	30,200	240,170
Toshiba TEC Corp.	97,000	471,216

Total Electrical Components & Equipment		1,092,522

Electronics - 4.4%
Eizo Nanao Corp.	16,600	389,288
Idec Corp.	32,100	301,983
Japan Aviation Electronics Industry Ltd.	28,000	223,365
Kaga Electronics Co., Ltd.	33,300	427,002
Kuroda Electric Co., Ltd.	17,100	240,144
Mitsumi Electric Co., Ltd.	29,300	539,723
Nichicon Corp.	20,300	287,586
Nidec Copal Corp.	18,600	334,367
Nissha Printing Co., Ltd.(a)	11,900	316,189
Ryosan Co., Ltd.	21,700	562,934
Sanshin Electronics Co., Ltd.	28,700	238,503
Sato Corp.	24,700	327,689
SMK Corp.	36,000	198,409
Star Micronics Co., Ltd.	29,600	321,894
Toyo Corp.	31,200	334,677
Ulvac, Inc.	13,800	360,888

Total Electronics		5,404,641

Engineering & Construction - 6.4%
COMSYS Holdings Corp.	57,900	618,228
Japan Airport Terminal Co., Ltd.	19,300	298,168
Kandenko Co., Ltd.	88,000	591,332
Kyowa Exeo Corp.	56,200	579,981
Maeda Corp.	102,000	320,695
Maeda Road Construction Co., Ltd.	48,000	384,095
MIRAIT Holdings Corp.*	32,247	227,425
NEC Networks & System Integration Corp.	20,700	269,007
Nippo Corp.	35,000	244,251
Nippon Road Co., Ltd. (The)	110,000	263,116
Nishimatsu Construction Co., Ltd.	194,000	253,548
Okumura Corp.	121,000	460,995
Sanki Engineering Co., Ltd.	37,000	254,559
Shinko Plantech Co., Ltd.	30,100	278,343

Investments	Shares	Value
SHO-BOND Holdings Co., Ltd.(a)	13,800	$291,467
Taihei Kogyo Co., Ltd.	71,000	333,531
Taikisha Ltd.	19,800	351,544
Takasago Thermal Engineering Co., Ltd.	54,700	458,615
Toda Corp.	139,000	517,576
Toshiba Plant Systems & Services Corp.	30,000	431,293
Toyo Engineering Corp.	90,000	349,547

Total Engineering & Construction		7,777,316

Entertainment - 1.2%
Avex Group Holdings, Inc.	32,800	480,040
Mars Engineering Corp.	18,600	329,321
Toei Co., Ltd.	65,000	314,962
Tokyotokeiba Co., Ltd.	193,000	295,074

Total Entertainment		1,419,397

Environmental Control - 0.4%
Asahi Holdings, Inc.	8,400	178,036
Hitachi Zosen Corp.(a)	237,000	359,423

Total Environmental Control		537,459

Food - 5.5%
Ariake Japan Co., Ltd.	21,800	369,583
Ezaki Glico Co., Ltd.	34,000	400,345
Fuji Oil Co., Ltd.	21,300	311,733
House Foods Corp.(a)	19,300	309,828
J-Oil Mills, Inc.	98,000	308,119
Kato Sangyo Co., Ltd.	17,900	300,154
Marudai Food Co., Ltd.	82,000	267,924
Maruha Nichiro Holdings, Inc.	194,000	322,915
MEGMILK SNOW BRAND Co., Ltd.	19,226	356,524
Mitsui Sugar Co., Ltd.	81,000	307,601
Morinaga & Co., Ltd.	194,000	456,865
Morinaga Milk Industry Co., Ltd.	86,000	364,762
Nichirei Corp.	132,000	610,320
Nippon Beet Sugar Manufacturing Co., Ltd.	117,000	276,974
Nippon Flour Mills Co., Ltd.	83,000	411,393
Nippon Suisan Kaisha Ltd.	171,200	540,376
Nisshin Oillio Group Ltd. (The)	79,000	401,307
Yokohama Reito Co., Ltd.	51,300	351,677

Total Food		6,668,400

Forest Products & Paper - 1.0%
Chuetsu Pulp & Paper Co., Ltd.	107,000	193,934
Daio Paper Corp.(a)	32,000	230,417
Hokuetsu Kishu Paper Co., Ltd.(a)	96,500	550,885
Mitsubishi Paper Mills Ltd.*	193,000	230,824

Total Forest Products & Paper		1,206,060

Gas - 0.6%
Saibu Gas Co., Ltd.	214,000	559,374
Shizuoka Gas Co., Ltd.	28,500	170,778

Total Gas		730,152

Hand/Machine Tools - 0.7%
Hitachi Koki Co., Ltd.	59,200	558,387
Union Tool Co.	8,400	241,938

Total Hand/Machine Tools		800,325

Healthcare-Products - 1.3%
Hogy Medical Co., Ltd.	6,300	306,824
Nihon Kohden Corp.	14,300	308,551
Nipro Corp.	28,800	577,740
Paramount Bed Co., Ltd.	13,700	376,685

Total Healthcare-Products		1,569,800

Home Builders - 1.1%
Mitsui Home Co., Ltd.	75,000	397,633

See Notes to Schedule of Investments. 26 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2010

Investments	Shares	Value
PanaHome Corp.	85,000	$537,636
Token Corp.	12,190	459,163

Total Home Builders		1,394,432

Home Furnishings - 1.1%
Canon Electronics, Inc.	15,900	450,309
Foster Electric Co., Ltd.	8,200	243,255
Nidec Sankyo Corp.	34,000	279,194
Noritz Corp.	18,100	320,022

Total Home Furnishings		1,292,780

Household Products/Wares - 0.4%
Kokuyo Co., Ltd.	55,000	476,050

Housewares - 0.7%
Noritake Co., Ltd.	74,000	264,595
Sangetsu Co., Ltd.	27,400	643,573

Total Housewares		908,168

Internet - 0.3%
Kabu.com Securities Co., Ltd.(a)	74,200	333,010

Iron/Steel - 1.4%
Aichi Steel Corp.	99,000	679,896
Kyoei Steel Ltd.	26,400	431,293
Yodogawa Steel Works Ltd.	120,000	559,275

Total Iron/Steel		1,670,464

Leisure Time - 0.8%
Mizuno Corp.	85,000	438,074
Round One Corp.(a)	51,700	320,635
Tokyo Dome Corp.	95,000	258,862

Total Leisure Time		1,017,571

Lodging - 0.4%
Resorttrust, Inc.	28,360	479,747

Machinery-Construction & Mining - 0.6%
Aichi Corp.	57,700	248,998
Modec, Inc.	13,700	243,409
Tadano Ltd.	48,000	258,628

Total Machinery-Construction & Mining		751,035

Machinery-Diversified - 2.9%
Chugai Ro Co., Ltd.	90,000	331,792
Daifuku Co., Ltd.	69,500	487,584
Daihen Corp.	52,000	253,893
Hisaka Works Ltd.	26,000	343,333
Komori Corp.	28,200	334,833
Max Co., Ltd.	30,000	355,465
Miura Co., Ltd.	14,900	398,289
Sintokogio Ltd.	25,800	245,578
Toshiba Machine Co., Ltd.	42,000	212,835
Toyo Kanetsu K.K.	136,000	243,142
Tsubakimoto Chain Co.	56,000	298,970

Total Machinery-Diversified		3,505,714

Metal Fabricate/Hardware - 1.5%
Hanwa Co., Ltd.	125,000	576,413
JFE Shoji Holdings, Inc.	48,000	224,302
Kitz Corp.	46,600	221,782
Oiles Corp.	14,652	271,705
Onoken Co., Ltd.	19,500	179,120
Toho Zinc Co., Ltd.	60,000	320,325

Total Metal Fabricate/Hardware		1,793,647

Mining - 0.4%
Pacific Metals Co., Ltd.	52,000	443,031

Investments	Shares	Value
Miscellaneous Manufacturing - 2.2%
Amano Corp.	56,300	$546,305
Bando Chemical Industries Ltd.	74,000	294,704
KUREHA Corp.	82,000	494,396
Nikkiso Co., Ltd.	27,000	229,036
Sekisui Plastics Co., Ltd.	52,000	234,659
Shin-Etsu Polymer Co., Ltd.	35,700	223,607
Tamron Co., Ltd.	19,300	402,396
Tokai Rubber Industries Ltd.	21,900	303,503

Total Miscellaneous Manufacturing		2,728,606

Office Furnishings - 0.2%
Okamura Corp.	45,000	284,631

Office/Business Equipment - 0.2%
Uchida Yoko Co., Ltd.	74,000	273,719

Oil & Gas - 0.3%
AOC Holdings, Inc.*	46,700	319,567

Packaging & Containers - 0.7%
Nihon Yamamura Glass Co., Ltd.	109,000	299,698
Rengo Co., Ltd.	84,000	570,668

Total Packaging & Containers		870,366

Pharmaceuticals - 2.8%
Kaken Pharmaceutical Co., Ltd.	72,000	875,310
KYORIN Holdings, Inc.	43,000	753,381
Mochida Pharmaceutical Co., Ltd.	64,000	686,517
Nippon Shinyaku Co., Ltd.	28,000	401,159
Sawai Pharmaceutical Co., Ltd.	3,000	245,608
Seikagaku Corp.	26,100	292,521
Toho Holdings Co., Ltd.	13,800	189,036

Total Pharmaceuticals		3,443,532

Real Estate - 1.5%
Arnest One Corp.	33,900	435,950
Goldcrest Co., Ltd.	16,270	425,883
Hulic Co., Ltd.	31,972	264,117
Sumitomo Real Estate Sales Co., Ltd.	12,340	639,023

Total Real Estate		1,764,973

Retail - 11.1%
Alpen Co., Ltd.(a)	18,000	321,139
AOKI Holdings, Inc.	23,700	429,846
Arcs Co., Ltd.	27,610	429,954
ASKUL Corp.	14,200	296,063
Belluna Co., Ltd.	53,400	296,941
Chiyoda Co., Ltd.	39,400	523,196
Circle K Sunkus Co., Ltd.	49,600	796,853
Culture Convenience Club Co., Ltd.(a)	72,400	426,696
DCM Japan Holdings Co., Ltd.	87,000	549,214
Doutor Nichires Holdings Co., Ltd.	21,000	286,628
EDION Corp.(a)	48,400	435,036
Gulliver International Co., Ltd.	1,640	77,850
H2O Retailing Corp.	82,000	598,533
Heiwado Co., Ltd.	28,500	378,102
Izumiya Co., Ltd.	47,000	186,018
Joshin Denki Co., Ltd.	26,000	253,573
Komeri Co., Ltd.	15,700	361,020
K’s Holdings Corp.	13,720	373,682
Kyoto Kimono Yuzen Co., Ltd.	5,900	67,435
Matsumotokiyoshi Holdings Co., Ltd.	16,700	363,218
Ministop Co., Ltd.	23,500	407,675
Nishimatsuya Chain Co., Ltd.	25,800	250,986
Parco Co., Ltd.	39,800	361,662
Paris Miki Holdings, Inc.	16,900	168,156
Plenus Co., Ltd.	31,000	474,336

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds 27

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2010

Investments	Shares	Value
Point, Inc.	8,700	$382,412
Ryohin Keikaku Co., Ltd.	14,300	593,299
Shimachu Co., Ltd.	19,300	452,368
Tsuruha Holdings, Inc.	8,400	401,332
United Arrows Ltd.	23,000	348,807
UNY Co., Ltd.	82,500	835,121
Valor Co., Ltd.	41,400	357,825
WATAMI Co., Ltd.(a)	13,620	275,574
Xebio Co., Ltd.	17,600	381,274
Zensho Co., Ltd.(a)	34,000	339,141

Total Retail		13,480,965

Semiconductors - 0.2%
Megachips Corp.	13,700	278,037

Shipbuilding - 0.2%
Sasebo Heavy Industries Co., Ltd.	101,000	206,720

Software - 2.1%
Capcom Co., Ltd.	25,500	410,616
IT Holdings Corp.	40,500	540,300
Nihon Unisys Ltd.	30,400	243,635
NSD Co., Ltd.	31,700	375,217
Sumisho Computer Systems Corp.	25,800	463,163
Tecmo Koei Holdings Co., Ltd.	31,400	247,003
Zenrin Co., Ltd.	25,100	280,694

Total Software		2,560,628

Storage/Warehousing - 0.6%
Mitsui-Soko Co., Ltd.	83,000	346,921
Sumitomo Warehouse Co., Ltd. (The)	83,000	438,000

Total Storage/Warehousing		784,921

Telecommunications - 1.1%
Denki Kogyo Co., Ltd.	50,000	245,361
Hikari Tsushin, Inc.	35,900	785,236
Hitachi Kokusai Electric, Inc.	28,000	278,602

Total Telecommunications		1,309,199

Textiles - 1.2%
Kurabo Industries Ltd.	205,000	371,555
Nitto Boseki Co., Ltd.	91,000	230,011
Seiren Co., Ltd.	47,700	341,702
Toyobo Co., Ltd.	302,000	539,917

Total Textiles		1,483,185

Toys/Games/Hobbies - 0.4%
Sanrio Co., Ltd.	5,300	124,356
Tomy Co., Ltd.	38,400	325,267

Total Toys/Games/Hobbies		449,623

Transportation - 2.9%
Fukuyama Transporting Co., Ltd.(a)	93,000	495,358
Hitachi Transport System Ltd.	30,100	467,245
Iino Kaiun Kaisha Ltd.	60,000	271,500
Kintetsu World Express, Inc.	8,400	240,488
Nippon Konpo Unyu Soko Co., Ltd.	30,000	365,452
Nishi-Nippon Railroad Co., Ltd.	62,000	259,910
Sankyu, Inc.	139,000	632,403
Seino Holdings Corp.	64,000	440,318
Senko Co., Ltd.	97,000	346,834

Total Transportation		3,519,508

TOTAL COMMON STOCKS (Cost: $118,566,875)		121,338,228

EXCHANGE-TRADED FUND -0.1%
WisdomTree Japan Hedged Equity Fund (b) (Cost: $82,475)	2,350	89,700

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.9%

MONEY MARKET FUND - 5.9%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(c) (Cost: $7,235,000)(d)	7,235,000	$7,235,000

TOTAL INVESTMENTS IN SECURITIES - 105.8% (Cost: $125,884,350)(e)		128,662,928
Liabilities in Excess of Foreign Currency and Other Assets - (5.8)%		(7,102,971)

NET ASSETS - 100.0%		$121,559,957

* Non-income producing security.
(a) Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(b) Affiliated companies (See Note 4).
(c) Interest rate shown reflects yield as of December 31, 2010.
(d) At December 31, 2010, the total market value of the Fund’s securities on loan was $6,899,059 and the total market value of the collateral held by the Fund was $7,235,000.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

28 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 60.9%
AGL Energy Ltd.	30,390	$474,434
Amalgamated Holdings Ltd.	21,387	142,279
Amcor Ltd.	66,849	462,534
AMP Ltd.(a)	139,503	756,457
Australia & New Zealand Banking Group Ltd.	167,152	4,000,770
Automotive Holdings Group	60,956	153,083
AXA Asia Pacific Holdings Ltd.	78,575	508,228
Bank of Queensland Ltd.	20,846	222,016
Bell Financial Group Ltd.	18,098	17,995
Bendigo and Adelaide Bank Ltd.	30,038	306,365
BHP Billiton Ltd.	115,924	5,376,963
Brambles Ltd.	75,330	549,785
Caltex Australia Ltd.	18,556	273,329
Coal & Allied Industries Ltd.	2,000	245,910
Coca-Cola Amatil Ltd.	45,319	504,493
Cochlear Ltd.	3,348	275,957
Commonwealth Bank of Australia	90,415	4,705,359
Computershare Ltd.	25,957	286,826
Consolidated Media Holdings Ltd.	87,052	278,406
Cromwell Group	266,139	207,332
Crown Ltd.	53,387	451,476
CSL Ltd.	14,682	546,157
CSR Ltd.	227,456	391,698
David Jones Ltd.	67,725	309,620
DUET Group(b)	146,324	252,732
Energy Resources of Australia Ltd.	12,547	143,146
Foster’s Group Ltd.	134,844	785,100
Goodman Fielder Ltd.	168,697	232,581
GWA International Ltd.	65,102	204,870
Harvey Norman Holdings Ltd.	79,818	240,543
IMF Australia Ltd.	30,005	44,597
Insurance Australia Group Ltd.	139,285	553,964
Kingsgate Consolidated Ltd.(a)	11,332	126,381
Leighton Holdings Ltd.(a)	18,943	597,671
Lend Lease Group(b)	46,714	413,241
MacArthur Coal Ltd.	14,673	192,519
Macquarie Group Ltd.	15,782	598,723
Metcash Ltd.	81,288	342,463
Monadelphous Group Ltd.	17,772	333,375
Mortgage Choice Ltd.	18,615	25,378
National Australia Bank Ltd.	158,502	3,850,598
Navitas Ltd.	51,221	202,666
New Hope Corp., Ltd.	49,421	245,696
OneSteel Ltd.	75,042	199,228
Orica Ltd.	18,245	465,681
Origin Energy Ltd.	46,797	799,168
Orotongroup Ltd.	16,368	143,955
Platinum Asset Management Ltd.	51,608	263,975
Primary Health Care Ltd.	53,402	206,369
QBE Insurance Group Ltd.	70,727	1,315,852
Rio Tinto Ltd.	7,282	637,984
Santos Ltd.	39,167	527,948
Sonic Healthcare Ltd.	31,081	369,571
SP AusNet(b)	371,011	330,865
Spark Infrastructure Group(c)	269,159	313,148
Specialty Fashion Group Ltd.	19,650	22,459
Suncorp Group Ltd.	78,635	694,008
TABCORP Holdings Ltd.	86,783	632,484
Tatts Group Ltd.	204,512	540,858
Telstra Corp., Ltd.	1,500,588	4,291,517
TFS Corp., Ltd.	45,472	45,912
Toll Holdings Ltd.	56,922	334,334

Investments	Shares	Value
Transurban Group(b)	81,818	$429,402
UGL Ltd.	20,322	300,592
Wesfarmers Ltd.	71,645	2,350,071
West Australian Newspapers Holdings Ltd.(a)	32,274	212,720
Westpac Banking Corp.	221,388	5,040,200
Woodside Petroleum Ltd.	25,872	1,128,695
Woolworths Ltd.	67,372	1,862,540
WorleyParsons Ltd.	15,760	431,979

Total Australia		54,725,231

Hong Kong - 26.4%
Bank of East Asia Ltd.	61,600	257,933
BOC Hong Kong Holdings Ltd.	502,500	1,709,766
Cheung Kong (Holdings) Ltd.	72,015	1,110,752
China Merchants Holdings International Co., Ltd.	74,339	293,583
China Mobile Ltd.	665,413	6,608,206
China Overseas Land & Investment Ltd.	131,707	243,637
China Resources Enterprise Ltd.	54,009	221,284
China Resources Power Holdings Co., Ltd.	122,500	221,878
China Unicom Hong Kong Ltd.	438,777	627,659
Citic Pacific Ltd.	127,100	330,272
CLP Holdings Ltd.	108,531	880,964
CNOOC Ltd.	1,252,740	2,971,645
Fushan International Energy Group Ltd.	316,000	216,665
Hang Seng Bank Ltd.	89,527	1,471,838
Hong Kong & China Gas Co., Ltd.	145,892	343,821
Hong Kong Exchanges and Clearing Ltd.	38,604	875,507
Hongkong Electric Holdings Ltd.	100,525	633,644
Hutchison Whampoa Ltd.	159,000	1,636,297
MTR Corp.	134,030	487,937
New World Development Ltd.	144,022	270,493
Shanghai Industrial Holdings Ltd.	51,006	220,463
Sino Land Co., Ltd.	176,022	329,235
Sun Hung Kai Properties Ltd.	63,000	1,046,265
Wharf Holdings Ltd.	94,225	724,840

Total Hong Kong		23,734,584

New Zealand - 1.4%
Auckland International Airport Ltd.	248,315	422,884
Telecom Corp. of New Zealand Ltd.	309,055	523,911
Vector Ltd.	179,242	322,055

Total New Zealand		1,268,850

Singapore - 10.9%
CapitaLand Ltd.	138,000	399,657
DBS Group Holdings Ltd.	88,000	983,693
Fraser and Neave Ltd.	79,070	395,643
Jardine Cycle & Carriage Ltd.	14,250	407,127
Keppel Corp., Ltd.	83,000	733,430
Oversea-Chinese Banking Corp., Ltd.	102,000	786,667
SembCorp Industries Ltd.	106,000	425,307
SembCorp Marine Ltd.	105,800	443,500
SIA Engineering Co., Ltd.	95,000	313,688
Singapore Airlines Ltd.	22,400	267,531
Singapore Exchange Ltd.	59,000	387,791
Singapore Press Holdings Ltd.	147,000	456,703
Singapore Technologies Engineering Ltd.	169,000	451,177
Singapore Telecommunications Ltd.	664,450	1,581,962
StarHub Ltd.	206,080	423,083
United Overseas Bank Ltd.	47,000	667,734
Venture Corp., Ltd.	35,000	252,996

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds 29

Schedule of Investments (unaudited) (concluded)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

December 31, 2010

Investments	Shares	Value
Wilmar International Ltd.	94,000	$413,114

Total Singapore		9,790,803

TOTAL COMMON STOCKS (Cost: $79,459,094)		89,519,468

EXCHANGE-TRADED FUNDS - 0.3%

United States - 0.3%
WisdomTree DEFA Fund(d) (Cost: $208,157)	4,613	218,518

SHORT-TERM INVESTMENT - 0.0%

MONEY MARKET FUND - 0.0%
Invesco Treasury Fund Private Class, 0.02%(e) (Cost: $1,602)	1,602	1,602

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%

MONEY MARKET FUND - 1.7%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(f) (Cost: $1,533,000)(g)	1,533,000	1,533,000

TOTAL INVESTMENTS IN SECURITIES - 101.6% (Cost: $81,201,853)(h)		91,272,588
Liabilities in Excess of Foreign Currency and Other Assets - (1.6)%		(1,447,888)

NET ASSETS - 100.0%		$89,824,700

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities are considered liquid, and may be sold in transactions exempt from registration, normally only to dealers in that program or other “accredited investors.” At December 31, 2010, the aggregate value of these securities amounted to $313,148 representing 0.3% of net assets.

(d)	Affiliated companies (See Note 4).

(e)	Rate shown represents annualized 7-day yield as of December 31, 2010.

(f)	Interest rate shown reflects yield as of December 31, 2010.

(g)	At December 31, 2010, the total market value of the Fund’s securities on loan was $1,453,647 and the total market value of the collateral held by the Fund was $1,533,000.

(h)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

30 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 90.7%
Adelaide Brighton Ltd.	232,367	$786,020
AGL Energy Ltd.	68,123	1,063,503
Amalgamated Holdings Ltd.	78,296	520,870
AMP Ltd.(a)	301,517	1,634,981
Ausdrill Ltd.	76,146	241,966
Austereo Group Ltd.	250,832	464,093
Australia & New Zealand Banking Group Ltd.	250,155	5,987,440
Automotive Holdings Group	189,321	475,456
Bank of Queensland Ltd.	54,720	582,783
Bendigo and Adelaide Bank Ltd.	78,214	797,724
BT Investment Management Ltd.	76,710	224,886
Cabcharge Australia Ltd.	84,192	503,998
Challenger Infrastructure Fund Class A(b)	315,437	388,006
Coal & Allied Industries Ltd.(a)	17,192	2,113,838
Commonwealth Bank of Australia	121,719	6,334,475
Consolidated Media Holdings Ltd.	195,637	625,678
Count Financial Ltd.	152,674	198,753
Crane Group Ltd.	50,734	488,326
Cromwell Group	713,430	555,789
Crown Ltd.	123,003	1,040,195
CSR Ltd.	545,738	939,807
David Jones Ltd.	175,278	801,323
DUET Group(a)(b)	365,729	631,691
Envestra Ltd.(b)	965,321	519,489
Fleetwood Corp., Ltd.	49,443	658,353
Foster’s Group Ltd.	289,756	1,687,042
Goodman Fielder Ltd.	434,552	599,114
GUD Holdings Ltd.	50,404	515,633
GWA International Ltd.	159,764	502,762
Hastings Diversified Utilities Fund(a)	98,126	169,987
Insurance Australia Group Ltd.	325,473	1,294,469
Iress Market Technology Ltd.	52,024	465,547
Lend Lease Group(b)	123,478	1,092,309
Metcash Ltd.	186,331	785,004
Monadelphous Group Ltd.	42,248	792,506
National Australia Bank Ltd.	234,055	5,686,059
NIB Holdings Ltd.	86,472	116,559
Perpetual Ltd.(a)	23,966	766,716
Primary Health Care Ltd.	150,173	580,334
QBE Insurance Group Ltd.	153,458	2,855,034
Salmat Ltd.	29,216	130,573
Sonic Healthcare Ltd.	75,721	900,367
SP AusNet(b)	817,866	729,368
Spark Infrastructure Group(c)	663,662	772,126
Suncorp Group Ltd.	176,454	1,557,327
TABCORP Holdings Ltd.	192,002	1,399,331
Tatts Group Ltd.	433,987	1,147,735
Telstra Corp., Ltd.	1,957,052	5,596,953
Toll Holdings Ltd.	189,811	1,114,862
UGL Ltd.	47,521	702,906
West Australian Newspapers Holdings Ltd.(a)	77,349	509,813
Westpac Banking Corp.	276,781	6,301,297
Woolworths Ltd.	137,266	3,794,801

Total Australia		71,145,977

Hong Kong - 1.5%
Henderson Investment Ltd.	2,521,000	249,711
PCCW Ltd.	2,184,000	966,465

Total Hong Kong		1,216,176

New Zealand - 4.3%
Air New Zealand Ltd.	644,379	755,083

Investments	Shares	Value
Freightways Ltd.	139,540	$345,558
Sky City Entertainment Group Ltd.	175,853	445,099
Telecom Corp. of New Zealand Ltd.	580,681	984,373
Vector Ltd.	256,703	461,234
Warehouse Group Ltd. (The)	128,958	352,597

Total New Zealand		3,343,944

Singapore - 2.8%
Ascendas India Trust	161,000	116,881
Cityspring Infrastructure Trust	558,000	248,281
Pacific Century Regional Developments Ltd.	1,111,000	173,451
Singapore Press Holdings Ltd.(a)	265,000	823,309
StarHub Ltd.	402,000	825,307

Total Singapore		2,187,229

TOTAL COMMON STOCKS (Cost: $71,222,639)		77,893,326

EXCHANGE-TRADED FUND - 0.6%
United States - 0.6%
WisdomTree Pacific ex-Japan Total Dividend Fund(d) (Cost: $451,429)	7,498	498,017

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
Invesco Treasury Fund Private Class, 0.02%(e) (Cost: $5,062)	5,062	5,062

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.5%
MONEY MARKET FUND - 4.5%
Dreyfus Institutional Preferred Money Market Fund,0.22%(f) (Cost: $3,551,000)(g)	3,551,000	3,551,000

TOTAL INVESTMENTS IN SECURITIES - 104.4% (Cost: $75,230,130)(h)		81,947,405
Liabilities in Excess of Other Assets - (4.4)%		(3,490,698)

NET ASSETS - 100.0%		$78,456,707

(a)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities are considered liquid, and may be sold in transactions exempt from registration, normally only to dealers in that program or other “accredited investors.” At December 31, 2010, the aggregate value of these securities amounted to $772,126 representing 1.0% of net assets.

(d)	Affiliated companies (See Note 4).
(e)	Rate shown represents annualized 7-day yield as of December 31, 2010.
(f)	Interest rate shown reflects yield as of December 31, 2010.
(g)	At December 31, 2010, the total market value of the Fund’s securities on loan was $3,366,338 and the total market value of the collateral held by the Fund was $3,551,000.
(h)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds 31

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 10.9%
AMP Ltd.(a)	84,540	$458,419
Australia & New Zealand Banking Group Ltd.	71,897	1,720,849
BHP Billiton Ltd.	53,214	2,468,253
Commonwealth Bank of Australia	38,164	1,986,123
Foster’s Group Ltd.	76,536	445,614
Leighton Holdings Ltd.(a)	10,828	341,635
Macquarie Group Ltd.	7,691	291,774
National Australia Bank Ltd.	67,061	1,629,159
QBE Insurance Group Ltd.	33,213	617,917
Telstra Corp., Ltd.	610,047	1,744,667
Wesfarmers Ltd.	31,922	1,047,093
Westpac Banking Corp.	92,565	2,107,369
Woodside Petroleum Ltd.	12,968	565,744
Woolworths Ltd.	30,832	852,369

Total Australia		16,276,985

Austria - 0.3%
Bank Austria Creditanstalt AG*(b)	1,715	—
Verbund AG(a)	10,675	399,271

Total Austria		399,271

Belgium - 0.7%
Anheuser-Busch InBev N.V.	8,672	497,932
Belgacom S.A.	14,760	497,508

Total Belgium		995,440

Denmark - 0.4%
Novo Nordisk A/S Class B	5,928	671,253

Finland - 1.4%
Fortum Oyj	24,456	739,186
Nokia Oyj	87,313	906,623
Sampo Oyj	18,383	494,468

Total Finland		2,140,277

France - 18.0%
Accor S.A.	7,914	353,547
Air Liquide S.A.	5,190	658,945
AXA S.A.	52,259	872,846
BNP Paribas	18,764	1,198,480
Bouygues S.A.	11,138	481,960
Carrefour S.A.	13,962	577,843
Christian Dior S.A.	3,458	495,918
CNP Assurances	16,571	300,227
Compagnie de Saint-Gobain	11,312	584,261
Credit Agricole S.A.	58,326	743,662
Danone	11,575	730,148
Electricite de France S.A.	34,866	1,435,744
France Telecom S.A.	138,942	2,906,873
GDF Suez	74,271	2,675,289
Lafarge S.A.	8,370	526,854
L’Oreal S.A.	7,091	790,335
LVMH Moet Hennessy Louis Vuitton S.A.	5,987	988,723
PPR	2,980	475,741
Sanofi-Aventis S.A.	31,064	1,994,098
Schneider Electric S.A.	4,745	712,954
TOTAL S.A.	75,928	4,038,799
Vallourec S.A.	4,029	424,841
Veolia Environnement S.A.	17,854	523,831
Vinci S.A.	15,643	853,706
Vivendi S.A.	54,287	1,471,141

Total France		26,816,766

Investments	Shares	Value
Germany - 8.1%
Allianz SE	9,566	$1,141,263
BASF SE	17,158	1,374,194
Bayer AG	10,916	809,834
Deutsche Bank AG	7,018	368,127
Deutsche Post AG	32,923	560,932
Deutsche Telekom AG	149,297	1,933,795
E.ON AG	48,617	1,495,871
Metro AG	5,694	411,578
Muenchener Rueckversicherungs AG	5,066	771,040
RWE AG	14,863	994,780
SAP AG	9,782	499,988
Siemens AG	10,492	1,304,803
Volkswagen AG	3,063	435,161

Total Germany		12,101,366

Hong Kong - 5.9%
BOC Hong Kong Holdings Ltd.	242,500	825,111
Cheung Kong (Holdings) Ltd.	44,000	678,652
China Mobile Ltd.	275,919	2,740,147
China Unicom Hong Kong Ltd.	206,000	294,678
CNOOC Ltd.	575,529	1,365,222
Hang Seng Bank Ltd.	44,095	724,929
Hong Kong Exchanges and Clearing Ltd.	22,600	512,549
Hutchison Whampoa Ltd.	92,000	946,788
Sun Hung Kai Properties Ltd.	39,442	655,028

Total Hong Kong		8,743,104

Ireland - 0.2%
CRH PLC	12,443	258,740

Italy - 4.3%
Enel SpA	437,825	2,196,743
ENI SpA	112,004	2,455,233
Intesa Sanpaolo SpA	177,836	484,309
Snam Rete Gas SpA	120,371	600,720
Telecom Italia SpA	323,935	420,234
UniCredit SpA	155,183	322,272

Total Italy		6,479,511

Japan - 9.0%
Astellas Pharma, Inc.	13,300	507,533
Canon, Inc.	20,400	1,058,924
Daiichi Sankyo Co., Ltd.	19,100	418,479
East Japan Railway Co.	7,000	455,706
Eisai Co., Ltd.(a)	13,100	474,866
Honda Motor Co., Ltd.	15,300	606,492
Hoya Corp.	15,200	369,575
Kansai Electric Power Co., Inc. (The)	22,600	558,417
Mitsubishi Corp.	22,800	617,895
Mitsubishi UFJ Financial Group, Inc.	164,000	887,689
Mizuho Financial Group, Inc.	362,198	683,266
Nippon Telegraph & Telephone Corp.	22,594	1,023,771
NTT DoCoMo, Inc.	759	1,326,998
Seven & I Holdings Co., Ltd.	19,000	508,353
Shin-Etsu Chemical Co., Ltd.	8,000	434,005
Sumitomo Metal Industries Ltd.	168,000	414,278
Sumitomo Mitsui Financial Group, Inc.	18,800	670,361
Takeda Pharmaceutical Co., Ltd.	18,600	916,183
Tokyo Electric Power Co., Inc. (The)	22,700	555,010
Toyota Motor Corp.	24,300	964,749

Total Japan		13,452,550

Netherlands - 1.4%
Koninklijke KPN N.V.	50,640	741,863
Koninklijke Philips Electronics N.V.	17,708	544,492

See Notes to Schedule of Investments.

32 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2010

Investments	Shares	Value
Unilever N.V. CVA	26,030	$813,649

Total Netherlands		2,100,004

Norway - 1.3%
Statoil ASA	62,577	1,492,159
Telenor ASA	26,384	430,314

Total Norway		1,922,473

Portugal - 0.5%
EDP-Energias de Portugal S.A.	115,355	385,494
Portugal Telecom, SGPS, S.A.	30,939	347,822

Total Portugal		733,316

Singapore - 1.5%
DBS Group Holdings Ltd.	52,000	581,273
Keppel Corp., Ltd.	62,000	547,863
Singapore Telecommunications Ltd.	307,500	732,114
United Overseas Bank Ltd.	29,000	412,006

Total Singapore		2,273,256

Spain - 7.7%
ACS Actividades de Construccion y Servicios, S.A.(a)	14,376	676,461
Banco Bilbao Vizcaya Argentaria S.A.	83,482	846,685
Banco Santander S.A.	245,749	2,613,741
Criteria Caixacorp S.A.	116,614	622,958
Gas Natural SDG S.A.	31,169	480,452
Iberdrola S.A.(a)	161,310	1,248,227
Inditex S.A.	8,628	648,542
Repsol YPF S.A.	36,255	1,014,101
Telefonica S.A.	144,203	3,281,975

Total Spain		11,433,142

Sweden - 1.9%
Hennes & Mauritz AB Class B	29,490	982,583
Nordea Bank AB	67,263	731,875
Telefonaktiebolaget LM Ericsson Class B	38,279	444,976
TeliaSonera AB	91,629	726,452

Total Sweden		2,885,886

Switzerland - 6.8%
Credit Suisse Group AG	23,210	938,012
Nestle S.A.	48,604	2,854,918
Novartis AG	42,010	2,476,611
Roche Holding AG	13,678	2,010,392
Swisscom AG	1,558	687,151
Zurich Financial Services AG	4,733	1,229,839

Total Switzerland		10,196,923

United Kingdom - 19.2%
AstraZeneca PLC	30,077	1,375,972
Aviva PLC	97,642	600,792
BAE Systems PLC	98,145	507,081
Barclays PLC	64,479	264,140
BG Group PLC	22,995	466,588
BHP Billiton PLC	35,048	1,399,809
British American Tobacco PLC	43,335	1,671,423
British Sky Broadcasting Group PLC	38,382	442,283
Centrica PLC	119,645	621,161
Diageo PLC	45,839	850,449
GlaxoSmithKline PLC	119,757	2,324,971
HSBC Holdings PLC	262,829	2,679,267
Imperial Tobacco Group PLC	21,178	652,537
National Grid PLC	95,700	828,575
Prudential PLC	48,582	508,097
Reckitt Benckiser Group PLC	11,632	641,961
Rio Tinto PLC	8,147	572,269
Royal Dutch Shell PLC	67,169	2,224,202

Investments	Shares	Value
Royal Dutch Shell PLC Class A	89,190	$2,986,210
SABMiller PLC	17,796	628,713
Scottish & Southern Energy PLC	30,350	582,089
Standard Chartered PLC	25,173	680,056
Tesco PLC	128,760	856,771
Unilever PLC	21,950	674,605
Vodafone Group PLC	1,386,902	3,600,188

Total United Kingdom		28,640,209

TOTAL COMMON STOCKS (Cost: $150,399,638)		148,520,472

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree Pacific ex-Japan Total Dividend Fund(c) (Cost: $333,039)	5,258	349,236

SHORT-TERM INVESTMENT - 0.1%

MONEY MARKET FUND - 0.1%
Invesco Treasury Fund Private Class, 0.02%(d) (Cost: $129,938)	129,938	129,938

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%

MONEY MARKET FUND - 1.0%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(e) (Cost: $1,446,000)(f)	1,446,000	1,446,000

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $152,308,615)(g)		150,445,646
Liabilities in Excess of Foreign Currency and Other Assets - (0.8)%		(1,186,362)

NET ASSETS - 100.0%		$149,259,284

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(b)	Escrow security - additional shares issued as a result of a corporate action.
(c)	Affiliated companies (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2010.
(e)	Interest rate shown reflects yield as of December 31, 2010.
(f)	At December 31, 2010, the total market value of the Fund’s securities on loan was $1,375,200 and the total market value of the collateral held by the Fund was $1,446,000.
(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds 33

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 98.8%

Australia - 16.2%
Amcor Ltd.	252,102	$1,744,316
BHP Billiton Ltd.	32,244	1,495,590
Coal & Allied Industries Ltd.	31,740	3,902,584
Coca-Cola Amatil Ltd.	165,993	1,847,842
Foster’s Group Ltd.	416,274	2,423,666
Leighton Holdings Ltd.(a)	57,939	1,828,036
Orica Ltd.	58,584	1,495,283
Origin Energy Ltd.	106,700	1,822,152
Santos Ltd.	123,587	1,665,880
Telstra Corp., Ltd.	1,487,034	4,252,754
Wesfarmers Ltd.	67,152	2,202,693
Woodside Petroleum Ltd.	27,104	1,182,443
Woolworths Ltd.	74,533	2,060,510

Total Australia		27,923,749

Austria - 0.8%
OMV AG	34,185	1,426,275

Belgium - 2.6%
Belgacom S.A.(a)	85,854	2,893,835
Solvay S.A.	14,421	1,542,884

Total Belgium		4,436,719

Finland - 2.0%
Nokia Oyj	162,389	1,686,183
UPM-Kymmene Oyj	95,433	1,692,533

Total Finland		3,378,716

France - 21.3%
Accor S.A.	34,248	1,529,983
Bouygues S.A.	43,462	1,880,675
Cap Gemini S.A.	17,859	836,879
Carrefour S.A.	29,957	1,239,826
Casino Guichard Perrachon S.A.	21,481	2,102,262
Dassault Systemes S.A.	6,707	507,655
Eutelsat Communications	33,508	1,231,254
France Telecom S.A.	210,903	4,412,404
GDF Suez	78,795	2,838,246
Lafarge S.A.	30,495	1,919,525
PPR	10,585	1,689,837
Sanofi-Aventis S.A.	29,647	1,903,136
Sodexo	19,911	1,377,518
TOTAL S.A.	51,934	2,762,499
Vallourec S.A.	17,752	1,871,875
Veolia Environnement S.A.	85,951	2,521,778
Vinci S.A.	37,983	2,072,895
Vivendi S.A.	143,745	3,895,393

Total France		36,593,640

Germany - 5.7%
BASF SE	21,600	1,729,957
Bayer AG	15,883	1,178,324
Deutsche Post AG	99,625	1,697,380
Deutsche Telekom AG	221,310	2,866,556
RWE AG	26,837	1,796,200
SAP AG	8,880	453,884

Total Germany		9,722,301

Ireland - 0.6%
CRH PLC	47,609	989,983

Italy - 6.4%
Atlantia SpA	85,952	1,760,768
Enel SpA	713,201	3,578,415
ENI SpA	104,482	2,290,343
Mediaset SpA	209,959	1,275,264

Investments	Shares	Value
Snam Rete Gas SpA	437,370	$2,182,725

Total Italy		11,087,515

Japan - 5.5%
Astellas Pharma, Inc.	38,400	1,465,359
Canon, Inc.	20,800	1,079,687
Daiichi Sankyo Co., Ltd.	62,700	1,373,749
Eisai Co., Ltd.(a)	45,000	1,631,219
Hoya Corp.	40,400	982,292
Kyocera Corp.	5,400	551,951
Ricoh Co., Ltd.	53,000	777,634
Takeda Pharmaceutical Co., Ltd.	33,200	1,635,337

Total Japan		9,497,228

Netherlands - 3.8%
Koninklijke DSM N.V.	28,636	1,636,741
Koninklijke KPN N.V.	166,560	2,440,060
Reed Elsevier N.V.	131,103	1,628,133
STMicroelectronics N.V.	72,994	757,843

Total Netherlands		6,462,777

Norway - 2.1%
Orkla ASA	212,534	2,073,235
Statoil ASA	62,013	1,478,710

Total Norway		3,551,945

Portugal - 2.4%
EDP-Energias de Portugal S.A.	581,864	1,944,475
Portugal Telecom, SGPS, S.A.	190,975	2,146,978

Total Portugal		4,091,453

Spain - 8.6%
Abertis Infraestructuras, S.A.	108,098	1,951,230
ACS Actividades de Construccion y Servicios, S.A.(a)	59,333	2,791,908
Gas Natural SDG S.A.	148,909	2,295,346
Iberdrola S.A.(a)	315,118	2,438,403
Repsol YPF S.A.	88,087	2,463,911
Telefonica S.A.	122,747	2,793,649

Total Spain		14,734,447

Sweden - 2.7%
Hennes & Mauritz AB Class B	39,141	1,304,147
Svenska Cellulosa AB Class B	102,433	1,618,121
TeliaSonera AB	228,166	1,808,942

Total Sweden		4,731,210

Switzerland - 2.9%
Novartis AG	25,274	1,489,976
Roche Holding AG	8,366	1,229,634
Swisscom AG	5,054	2,229,052

Total Switzerland		4,948,662

United Kingdom - 15.2%
AstraZeneca PLC	37,316	1,707,144
BAE Systems PLC	363,801	1,879,632
British American Tobacco PLC	50,628	1,952,712
Diageo PLC	74,560	1,383,309
GlaxoSmithKline PLC	102,955	1,998,776
Imperial Tobacco Group PLC	50,348	1,551,323
J. Sainsbury PLC	299,609	1,765,160
National Grid PLC	349,045	3,022,049
Pearson PLC	91,669	1,446,698
Reed Elsevier PLC	195,034	1,653,498
Royal Dutch Shell PLC	79,172	2,621,663
Scottish & Southern Energy PLC	135,199	2,593,012

See Notes to Schedule of Investments.

34 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2010

Investments	Shares	Value
Vodafone Group PLC	995,242	$2,583,498

Total United Kingdom		26,158,474

TOTAL COMMON STOCKS (Cost: $159,070,310)		169,735,094

EXCHANGE-TRADED FUND - 0.8%
United States - 0.8%
WisdomTree International LargeCap Dividend Fund(b) (Cost: $1,292,083)	31,790	1,446,127

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $20,436)	20,436	20,436

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.5%
MONEY MARKET FUND - 3.5%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(d) (Cost: $5,984,000)(e)	5,984,000	5,984,000

TOTAL INVESTMENTS IN SECURITIES - 103.1% (Cost: $166,366,829)(f)		177,185,657

Liabilities in Excess of Foreign Currency and Other Assets - (3.1)%		(5,344,571)

NET ASSETS - 100.0%		$171,841,086

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2010.
(d)	Interest rate shown reflects yield as of December 31, 2010.
(e)	At December 31, 2010, the total market value of the Fund’s securities on loan was $5,693,847 and the total market value of the collateral held by the Fund was $5,984,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds 35

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 98.4%

Australia - 12.6%
AGL Energy Ltd.	50,335	$785,806
Amcor Ltd.	108,743	752,402
Bank of Queensland Ltd.	30,378	323,534
Bendigo and Adelaide Bank Ltd.	47,900	488,544
Billabong International Ltd.	28,109	234,827
Boral Ltd.	52,094	257,917
Brambles Ltd.	125,219	913,893
Caltex Australia Ltd.	25,307	372,771
Coal & Allied Industries Ltd.	2,541	312,428
Coca-Cola Amatil Ltd.	80,257	893,425
Cochlear Ltd.	5,211	429,513
Computershare Ltd.	33,461	369,745
Crown Ltd.	97,189	821,895
CSR Ltd.	369,002	635,453
David Jones Ltd.	106,877	488,612
Downer EDI Ltd.	63,823	300,286
Energy Resources of Australia Ltd.	19,642	224,092
Harvey Norman Holdings Ltd.(a)	134,103	404,139
Insurance Australia Group Ltd.	264,472	1,051,857
Lend Lease Group(b)	68,796	608,582
MacArthur Coal Ltd.	18,734	245,802
Metcash Ltd.	132,907	559,931
New Hope Corp., Ltd.	67,188	334,025
OneSteel Ltd.	106,181	281,898
Orica Ltd.	31,515	804,381
Platinum Asset Management Ltd.(a)	72,972	373,252
Ramsay Health Care Ltd.	21,318	388,966
Sims Metal Management Ltd.	11,193	247,481
Sonic Healthcare Ltd.	52,935	629,428
SP AusNet(b)	495,446	441,836
TABCORP Holdings Ltd.	156,983	1,144,109
Tatts Group Ltd.	351,213	928,828
Toll Holdings Ltd.	88,435	519,426
Transurban Group(b)	131,800	691,720
UGL Ltd.	25,376	375,348
WorleyParsons Ltd.	26,521	726,936

Total Australia		19,363,088

Austria - 2.3%
Andritz AG	3,459	319,215
Raiffeisen International Bank Holding AG	10,134	557,406
Strabag SE	8,845	243,253
Telekom Austria AG	70,463	994,452
Vienna Insurance Group AG Wiener Versicherung Gruppe	9,440	492,576
Voestalpine AG	17,877	854,991

Total Austria		3,461,893

Belgium - 2.4%
Ageas	202,720	465,050
Delhaize Group S.A.	7,500	556,106
Mobistar S.A.	15,999	1,041,193
Solvay S.A.	3,880	415,116
UCB S.A.(a)	17,136	590,123
Umicore	11,005	574,606

Total Belgium		3,642,194

Denmark - 0.7%
FLSmidth & Co. A/S	3,053	292,392
H. Lundbeck A/S	15,243	290,873
Novozymes A/S Class B	1,739	243,248
Tryg A/S	6,999	324,445

Total Denmark		1,150,958

Investments	Shares	Value
Finland - 2.5%
Metso Oyj	8,757	$491,065
Neste Oil Oyj	14,991	240,329
Nokian Renkaat Oyj	8,037	295,967
Outokumpu Oyj	13,849	257,878
Pohjola Bank PLC	28,816	346,763
Rautaruukki Oyj	13,182	309,653
Sanoma Oyj	18,880	410,828
UPM-Kymmene Oyj	41,192	730,553
Wartsila Oyj	9,324	714,242

Total Finland		3,797,278

France - 8.5%
Aeroports de Paris	7,278	576,748
Bourbon S.A.	5,253	244,607
Bureau Veritas S.A.	6,076	462,340
Cap Gemini S.A.	8,807	412,699
CFAO S.A.	7,634	333,562
Ciments Francais S.A.	3,925	381,755
Dassault Systemes S.A.	3,701	280,130
Eiffage S.A.	8,026	355,374
Eutelsat Communications	16,922	621,800
ICADE	6,160	630,953
Imerys S.A.	4,881	326,653
Ipsen S.A.	5,378	164,751
Klepierre	25,210	912,984
Lagardere SCA	16,889	698,529
Legrand S.A.	20,067	820,415
M-6 Metropole Television S.A.	43,991	1,068,193
Neopost S.A.	5,948	520,266
PagesJaunes Groupe(a)	75,493	688,688
Remy Cointreau S.A.	4,715	334,931
Sa des Ciments Vicat	3,434	287,930
SCOR SE	26,910	685,922
SEB S.A.	2,893	301,678
Societe BIC S.A.	3,500	302,010
Societe Television Francaise 1	23,433	408,675
Technip S.A.	8,146	755,144
Thales S.A.	7,499	263,429
Zodiac Aerospace	3,685	277,831

Total France		13,117,997

Germany - 3.6%
Bilfinger Berger SE	4,944	419,182
Celesio AG	11,620	289,952
Fielmann AG	3,797	362,378
Fraport AG Frankfurt Airport Services Worldwide	7,143	451,920
Gea Group AG	9,605	278,715
Hamburger Hafen und Logistik AG	8,044	372,844
Hannover Rueckversicherung AG	13,811	743,628
Hochtief AG	4,920	419,391
Salzgitter AG	5,170	400,682
Suedzucker AG	15,737	420,656
Symrise AG	9,967	274,445
United Internet AG Registered Shares	25,670	418,933
Wacker Chemie AG	1,626	284,886
Wincor Nixdorf AG	4,036	330,339

Total Germany		5,467,951

Hong Kong - 3.4%
Bank of East Asia Ltd.	107,400	449,708
Beijing Enterprises Holdings Ltd.	37,000	229,416
China Everbright Ltd.	90,000	203,302
China Merchants Holdings International Co., Ltd.	120,000	473,909

See Notes to Schedule of Investments.

36 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2010

Investments	Shares	Value
Citic Pacific Ltd.	212,000	$550,887
Fushan International Energy Group Ltd.	530,000	363,394
Guangdong Investment Ltd.	422,808	217,560
Hopewell Holdings Ltd.	90,162	283,001
Hysan Development Co., Ltd.	83,000	390,782
New World Development Ltd.	215,482	404,705
PCCW Ltd.	915,000	404,906
Shanghai Industrial Holdings Ltd.	77,000	332,817
Sino Land Co., Ltd.	290,000	542,422
Television Broadcasts Ltd.	55,074	297,557

Total Hong Kong		5,144,366

Ireland - 0.3%
DCC PLC	9,606	304,132
Kerry Group PLC Class A	6,657	222,999

Total Ireland		527,131

Italy - 5.4%
A2A SpA	497,671	687,013
Banca Carige SpA(a)	168,327	354,085
Banca Popolare di Sondrio S.c.r.l.	30,488	251,542
Edison SpA(a)	471,387	543,855
ERG SpA	18,645	261,388
Finmeccanica SpA	48,920	558,172
Hera SpA	138,944	288,734
Intesa Sanpaolo SpA RSP	104,174	249,183
Lottomatica SpA(a)	25,362	315,577
Mediaset SpA	111,387	676,550
Mediolanum SpA(a)	80,471	333,854
Parmalat SpA	211,607	581,957
Pirelli & C SpA	40,357	327,553
Prysmian SpA	14,566	249,148
Societa Iniziative Autostradali e Servizi SpA	22,006	213,445
Telecom Italia SpA RSP	889,187	968,626
Terna Rete Elettrica Nazionale SpA(a)	217,917	923,816
Unione di Banche Italiane SCPA	50,125	440,456

Total Italy		8,224,954

Japan - 16.4%
Ajinomoto Co., Inc.	40,000	417,237
Asahi Kasei Corp.	73,000	477,036
Bank of Yokohama Ltd. (The)	71,000	368,547
Chiba Bank Ltd. (The)	45,000	292,954
Chugoku Electric Power Co., Inc. (The)(a)	21,200	431,293
Chuo Mitsui Trust Holdings, Inc.	59,000	245,151
Coca-Cola West Co., Ltd.	12,500	226,712
Cosmo Oil Co., Ltd.	92,000	301,732
Daihatsu Motor Co., Ltd.	23,000	353,344
Dainippon Sumitomo Pharma Co., Ltd.	29,000	263,880
Daito Trust Construction Co., Ltd.	9,900	678,676
Daiwa House Industry Co., Ltd.	31,000	381,456
Daiwa Securities Group, Inc.	122,000	628,765
Electric Power Development Co., Ltd.	9,500	298,336
FamilyMart Co., Ltd.	6,500	245,238
Fukuoka Financial Group, Inc.	50,000	217,619
Hitachi Chemical Co., Ltd.	11,100	230,061
Hokkaido Electric Power Co., Inc.	14,000	286,542
Hokuriku Electric Power Co.	14,100	346,828
Joyo Bank Ltd. (The)	55,000	242,094
JS Group Corp.	19,400	427,443
JSR Corp.	13,600	254,041
Kajima Corp.	95,000	253,005
Kaneka Corp.	34,000	236,015
Kintetsu Corp.(a)	81,000	253,671
Kobe Steel Ltd.	124,000	314,950
Konami Corp.	13,700	291,550

Investments	Shares	Value
Konica Minolta Holdings, Inc.	25,000	$260,157
Kuraray Co., Ltd.	18,900	271,248
Kyowa Hakko Kirin Co., Ltd.(a)	26,000	267,998
Lawson, Inc.	9,300	460,385
Mabuchi Motor Co., Ltd.	4,500	232,199
Makita Corp.	7,300	298,823
Matsui Securities Co., Ltd.	28,600	203,820
MEIJI Holdings Co., Ltd.	5,400	244,350
Mitsubishi Chemical Holdings Corp.	69,500	472,160
Mitsubishi Tanabe Pharma Corp.	25,000	422,600
Mizuho Securities Co., Ltd.	75,000	215,461
Namco Bandai Holdings, Inc.	22,100	237,608
NGK Insulators Ltd.	10,000	163,368
Nippon Electric Glass Co., Ltd.	16,000	231,206
Nippon Express Co., Ltd.	70,000	315,887
Nippon Paper Group, Inc.	8,800	231,108
Nisshin Seifun Group, Inc.	19,500	247,882
Nissin Foods Holdings Co., Ltd.	6,800	243,980
Nitori Holdings Co., Ltd.	2,400	210,098
Nitto Denko Corp.	6,600	311,263
Nomura Real Estate Holdings, Inc.	15,000	273,534
Nomura Research Institute Ltd.	14,800	329,923
Obayashi Corp.	49,000	225,954
OJI Paper Co., Ltd.(a)	59,000	285,889
Olympus Corp.	9,800	297,003
Oracle Corp.	11,068	544,496
Oriental Land Co., Ltd.	4,700	435,781
Osaka Gas Co., Ltd.	108,000	419,456
Sankyo Co., Ltd.	8,200	463,560
Sega Sammy Holdings, Inc.	15,800	300,980
Sekisui House Ltd.	24,000	242,944
Shikoku Electric Power Co., Inc.	11,800	347,431
Shimizu Corp.	59,000	252,426
Shionogi & Co., Ltd.	17,500	345,879
Shiseido Co., Ltd.	21,600	472,454
Shizuoka Bank Ltd. (The)	32,000	295,518
Showa Shell Sekiyu K.K.(a)	51,600	473,342
Stanley Electric Co., Ltd.	11,700	218,839
Sumitomo Chemical Co., Ltd.	68,000	335,368
Suzuken Co., Ltd.	6,200	189,581
T&D Holdings, Inc.	17,750	450,835
Taiyo Nippon Sanso Corp.	22,000	194,489
TDK Corp.	4,500	313,483
Tokyu Corp.	67,000	307,305
TonenGeneral Sekiyu K.K.(a)	66,104	723,758
Toppan Printing Co., Ltd.(a)	54,000	494,026
Toray Industries, Inc.	49,000	293,015
Toyoda Gosei Co., Ltd.	7,700	181,048
Toyota Tsusho Corp.	14,900	262,709
Trend Micro, Inc.*	10,900	360,310
Yamato Holdings Co., Ltd.	23,200	330,673

Total Japan		25,167,786

Netherlands - 2.6%
Fugro N.V. CVA	6,999	577,455
Koninklijke Boskalis Westminster N.V.	6,710	321,364
Koninklijke DSM N.V.	12,921	738,523
Koninklijke Vopak N.V.	5,756	272,972
Reed Elsevier N.V.	63,620	790,080
SBM Offshore N.V.	15,448	347,442
STMicroelectronics N.V.	31,079	322,670
Wolters Kluwer N.V.	26,257	577,692

Total Netherlands		3,948,198

New Zealand - 0.9%
Contact Energy Ltd.*	61,549	299,551

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds 37

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2010

Investments	Shares	Value
Fletcher Building Ltd.	43,068	$257,719
Telecom Corp. of New Zealand Ltd.	445,265	754,815

Total New Zealand		1,312,085

Norway - 1.7%
Aker Solutions ASA	20,258	345,911
Fred Olsen Energy ASA	8,693	385,558
Marine Harvest ASA	485,852	515,735
Norsk Hydro ASA	56,064	410,991
Orkla ASA	104,375	1,018,161

Total Norway		2,676,356

Portugal - 1.6%
Banco BPI S.A. Registered Shares	118,446	220,078
Banco Comercial Portugues S.A. Class R(a)	354,244	276,588
Banco Espirito Santo S.A.(a)	108,160	417,894
Brisa Auto-Estradas de Portugal S.A.	84,892	594,376
Cimpor Cimentos de Portugal, SGPS, S.A.	67,958	462,227
Jeronimo Martins, SGPS, S.A.	32,511	497,213

Total Portugal		2,468,376

Singapore - 4.3%
ComfortDelgro Corp., Ltd.	175,000	211,740
Fraser and Neave Ltd.	93,402	467,356
Jardine Cycle & Carriage Ltd.	18,904	540,093
Keppel Land Ltd.	67,000	251,044
Olam International Ltd.	104,000	254,916
SATS Ltd.	103,000	231,560
SembCorp Industries Ltd.	136,000	545,677
SembCorp Marine Ltd.	159,360	668,017
SIA Engineering Co., Ltd.	92,536	305,552
Singapore Exchange Ltd.	95,000	624,410
Singapore Press Holdings Ltd.	215,148	668,428
Singapore Technologies Engineering Ltd.	245,000	654,073
SMRT Corp., Ltd.	118,000	186,987
StarHub Ltd.	290,594	596,591
Yangzijiang Shipbuilding Holdings Ltd.	222,000	330,994

Total Singapore		6,537,438

Spain - 5.0%
Acciona S.A.	6,660	473,541
Banco de Sabadell S.A.(a)	97,158	384,510
Banco Espanol de Credito S.A.(a)	94,477	785,823
Banco Popular Espanol S.A.(a)	145,915	751,689
Bankinter, S.A.(a)	58,385	325,525
Bolsas y Mercados Espanoles S.A.(a)	17,905	428,285
Ebro Foods S.A.	21,878	464,617
Enagas(a)	26,235	524,942
Ferrovial S.A.	50,539	504,098
Fomento de Construcciones y Contratas S.A.(a)	22,991	606,385
Grifols S.A.(a)	22,409	306,641
Grupo Catalana Occidente S.A.	14,184	245,088
Indra Sistemas S.A.	18,866	323,584
Red Electrica Corp. S.A.	12,715	600,435
Tecnicas Reunidas S.A.	5,736	366,404

Zardoya Otis S.A.	42,922	606,915

Total Spain		7,698,482

Sweden - 5.2%
Alfa Laval AB	23,847	502,632
Assa Abloy AB Class B	17,162	483,753
Atlas Copco AB Class B	25,645	580,201
Boliden AB	22,397	455,413
Electrolux AB Series B	15,552	441,841
Getinge AB Class B	11,131	233,288

Investments	Shares	Value
Hakon Invest AB	19,863	$347,455
Kinnevik Investment AB Class B	14,800	301,598
Ratos AB Class B	14,083	521,604
Scania AB Class B	16,812	386,862
Securitas AB Class B	35,692	417,557
Skanska AB Class B	43,091	854,404
SKF AB Class B	23,923	681,801
Svenska Cellulosa AB Class B	46,740	738,346
Swedish Match AB	16,481	477,305
Tele2 AB Class B	28,913	600,379

Total Sweden		8,024,439

Switzerland - 2.9%
Baloise Holding AG	6,138	599,247
BKW FMB Energie AG	4,507	341,857
Geberit AG	3,233	749,892
Julius Baer Group Ltd.	7,673	360,559
Partners Group Holding AG	2,475	471,049
Schindler Holding AG	2,645	317,536
Schindler Holding AG Participating Shares	3,293	390,737
Sonova Holding AG	1,806	233,864
Sulzer AG	2,492	380,979
Swatch Group AG (The)	1,481	662,247

Total Switzerland		4,507,967

United Kingdom - 16.1%
Aberdeen Asset Management PLC	126,602	402,177
Admiral Group PLC	23,374	554,422
AMEC PLC	19,571	352,376
Amlin PLC	51,646	330,635
Ashmore Group PLC	90,417	474,372
Balfour Beatty PLC	67,181	329,114
British Land Co. PLC	98,507	808,924
Bunzl PLC	21,058	237,051
Burberry Group PLC	17,799	313,225
Cable & Wireless Communications PLC	893,086	678,576
Capita Group PLC (The)	33,687	367,349
Carillion PLC	37,893	228,054
Cobham PLC	59,266	188,827
Daily Mail & General Trust N.V. Class A	31,075	279,266
Firstgroup PLC	54,604	340,510
G4S PLC	89,521	356,844
Hargreaves Lansdown PLC	54,592	500,866
Hays PLC	225,206	454,494
Home Retail Group PLC	120,229	354,826
ICAP PLC	65,731	550,578
IG Group Holdings PLC	35,478	283,285
IMI PLC	22,191	328,325
Inmarsat PLC	31,928	336,670
Intercontinental Hotels Group PLC	18,844	366,724
International Power PLC	125,233	858,007
Investec PLC	32,870	271,210
Johnson Matthey PLC	13,071	417,069
Kingfisher PLC	134,751	555,703
Legal & General Group PLC	586,124	887,841
Logica PLC	108,656	222,854
London Stock Exchange Group PLC	27,713	363,599
Man Group PLC	437,882	2,029,288
Marks & Spencer Group PLC	63,011	364,030
Meggitt PLC	45,675	264,591
Next PLC	13,788	426,347
Northumbrian Water Group PLC	49,110	254,503
Pennon Group PLC	30,635	306,968
Rexam PLC	95,245	496,124
RSA Insurance Group PLC	457,010	895,829
Sage Group PLC (The)	90,193	386,070

See Notes to Schedule of Investments.

38 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2010

Investments	Shares	Value
Schroders PLC	13,960	$405,438
Segro PLC	72,958	327,145
Severn Trent PLC	27,819	643,741
Smith & Nephew PLC	30,377	321,742
Smiths Group PLC	26,323	513,097
Stagecoach Group PLC	94,884	315,234
Standard Life PLC(a)	309,055	1,045,164
Tate & Lyle PLC	53,654	435,138
Thomas Cook Group PLC	120,291	357,269
TUI Travel PLC	124,027	478,078
United Utilities Group PLC	91,977	852,503
Whitbread PLC	12,629	353,930
William Hill PLC	80,458	215,029

Total United Kingdom		24,681,031

TOTAL COMMON STOCKS (Cost: $143,196,305)		150,919,968

EXCHANGE-TRADED FUNDS - 1.4%
United States - 1.4%
WisdomTree International LargeCap Dividend Fund(c)	22,952	1,044,086
WisdomTree International SmallCap Dividend Fund(c)	20,453	1,058,852

TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,963,689)		2,102,938

SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
Invesco Treasury Fund Private Class, 0.02%(d) (Cost: $112,355)	112,355	112,355

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.8%
MONEY MARKET FUND - 5.8%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(e) (Cost: $8,984,000)(f)	8,984,000	8,984,000

TOTAL INVESTMENTS IN SECURITIES - 105.7% (Cost: $154,256,349)(g)		162,119,261
Liabilities in Excess of Foreign Currency and Other Assets - (5.7)%		(8,683,587)

NET ASSETS - 100.0%		$153,435,674

RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated companies (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2010.
(e)	Interest rate shown reflects yield as of December 31, 2010.
(f)	At December 31, 2010, the total market value of the Fund’s securities on loan was $8,513,122 and the total market value of the collateral held by the Fund was $8,984,000.
(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments. WisdomTree International Dividend and Sector Funds 39

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 16.3%
Adelaide Brighton Ltd.	670,755	$2,268,940
Ansell Ltd.	45,676	593,680
APN News & Media Ltd.	299,260	593,574
ARB Corp., Ltd.	90,147	679,178
Aspen Group	1,503,836	739,924
Ausdrill Ltd.	472,149	1,500,327
Austal Ltd.(a)	221,834	793,595
Austbrokers Holdings Ltd.	145,291	762,524
Austereo Group Ltd.	583,564	1,079,719
Automotive Holdings Group	439,324	1,103,306
Bradken Ltd.	119,265	1,101,496
BT Investment Management Ltd.	264,840	776,416
Cabcharge Australia Ltd.	218,111	1,305,676
Campbell Brothers Ltd.	38,486	1,561,829
Cardno Ltd.	134,833	768,451
carsales.com.au Ltd.	144,255	694,982
Challenger Infrastructure Fund Class A(b)	603,362	742,172
Coffey International Ltd.	640,642	682,958
ConnectEast Group(b)	3,006,541	1,309,789
Consolidated Media Holdings Ltd.	781,564	2,499,564
Count Financial Ltd.	623,762	812,022
Crane Group Ltd.	118,279	1,138,462
Cromwell Group	1,642,244	1,279,371
DUET Group(a),(b)	1,456,426	2,515,553
DWS Advanced Business Solutions Ltd.(a)	486,804	708,578
Envestra Ltd.(b)	2,853,519	1,535,625
Fleetwood Corp., Ltd.	111,488	1,484,507
Flight Centre Ltd.	40,107	1,018,748
Goodman Fielder Ltd.	1,688,031	2,327,276
GUD Holdings Ltd.	121,784	1,245,850
GWA International Ltd.	426,505	1,342,170
Hastie Group Ltd.	510,807	500,041
Hastings Diversified Utilities Fund(a)(b)	659,872	1,143,119
Hills Holdings Ltd.	311,740	595,959
IMF Australia Ltd.	328,319	487,988
Invocare Ltd.(a)	141,898	1,058,895
IOOF Holdings Ltd.	195,158	1,560,365
Iress Market Technology Ltd.	118,349	1,059,068
JB Hi-Fi Ltd.(a)	71,952	1,320,204
Kingsgate Consolidated Ltd.(a)	72,538	808,983
Mineral Resources Ltd.	82,066	1,037,221
Monadelphous Group Ltd.	128,393	2,408,450
Mortgage Choice Ltd.	466,597	636,119
Myer Holdings Ltd.	478,408	1,740,892

Navitas Ltd.(a)	326,258	1,290,903
NIB Holdings Ltd.	782,155	1,054,299
Peet Ltd.(a)	384,727	788,729
Perpetual Ltd.(a)	51,672	1,653,081
Primary Health Care Ltd.	584,498	2,258,757
Prime Infrastructure Group†(b)	124,997	—
Ridley Corp., Ltd.	473,119	596,514
SAI Global Ltd.	203,363	1,017,272
Salmat Ltd.	125,525	560,999
Servcorp Ltd.	159,906	532,713
Seven Group Holdings Ltd.	231,157	2,085,138
SMS Management & Technology Ltd.	123,810	845,230
Spark Infrastructure Group(c)	2,454,619	2,855,782
Spotless Group Ltd.	350,474	754,432
STW Communications Group Ltd.	589,017	639,998
Super Retail Group Ltd.	125,809	785,370
Technology One Ltd.	798,928	786,184
Tower Australia Group Ltd.	264,253	1,048,277
TPG Telecom Ltd.	272,504	455,308

Investments	Shares	Value
Transfield Services Infrastructure Fund(b)	1,090,412	$698,579
Transfield Services Ltd.	357,148	1,230,078
Watpac Ltd.	488,634	909,087
West Australian Newspapers Holdings Ltd.(a)	223,475	1,472,940
Wotif.com Holdings Ltd.	185,018	944,471

Total Australia		76,587,707

Austria - 1.7%
bwin Interactive Entertainment AG	15,518	613,928
Conwert Immobilien Invest SE	82,213	1,186,200
Flughafen Wien AG	25,060	1,722,315
Oesterreichische Post AG	42,295	1,402,919
Schoeller-Bleckmann Oilfield Equipment AG	17,445	1,509,516
Semperit AG Holding	32,078	1,703,727

Total Austria		8,138,605

Belgium - 1.5%
Cie D’entreprises CFE	14,444	1,040,758
Cie Maritime Belge S.A.	47,254	1,461,223
EVS Broadcast Equipment S.A.	19,627	1,261,237
Nyrstar(a)	79,017	1,188,320
Omega Pharma S.A.	19,161	922,826
Tessenderlo Chemie N.V.	38,282	1,396,403

Total Belgium		7,270,767

Denmark - 0.3%
Auriga Industries Class B	39,045	646,667
NKT Holding A/S	13,681	731,972

Total Denmark		1,378,639

Finland - 3.7%
Amer Sports Oyj Class A	58,960	824,990
Citycon Oyj	142,365	588,249
F-Secure Oyj	187,472	503,006
HKScan Oyj Class A	42,831	410,839
Huhtamaki Oyj	91,940	1,276,592
Kemira Oyj	84,196	1,321,553
Konecranes Oyj	46,971	1,946,502
Lassila & Tikanoja Oyj	46,065	910,292
Orion Oyj Class B	146,179	3,210,264
Outotec Oyj	21,931	1,360,452
Ramirent Oyj	55,196	729,375
Sponda Oyj	268,299	1,396,555
Stockmann Oyj Abp Class B	24,372	925,305
Tieto Oyj	47,636	904,911
Uponor Oyj(a)	63,766	1,183,947

Total Finland		17,492,832

France - 3.4%
Canal Plus	167,583	1,128,602
Etablissements Maurel et Prom	191,339	2,708,090
Ingenico	48,778	1,773,047
IPSOS	25,911	1,234,708
Nexity	45,910	2,103,627
Rallye S.A.	66,100	2,854,053
Saft Groupe S.A.	22,128	817,844
Sechilienne-Sidec	31,859	812,710
Sequana	35,249	550,909
Teleperformance	63,580	2,153,719

Total France		16,137,309

Germany - 3.0%
Bauer AG(a)	18,117	857,962
Bechtle AG	21,576	839,124
Carl Zeiss Meditec AG	36,677	702,880
Comdirect Bank AG	144,565	1,396,377

See Notes to Schedule of Investments.

40 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2010

Investments	Shares	Value
CTS Eventim AG	14,119	$875,375
Douglas Holding AG	15,006	845,515
Drillisch AG	85,493	699,629
ElringKlinger AG	22,565	802,210
Gerry Weber International AG	23,191	1,143,363
H&R WASAG AG	26,121	737,648
Indus Holding AG	41,833	1,233,822
Kontron AG	61,797	662,402
MLP AG	77,824	793,477
Sixt AG	21,630	1,102,239
Solarworld AG(a)	12,560	125,784
Vossloh AG	4,347	556,929
Wirecard AG	40,797	560,995

Total Germany		13,935,731

Hong Kong - 1.8%
BYD Electronic International Co., Ltd.(a)	790,500	416,928
China Pharmaceutical Group Ltd.(a)	1,376,000	768,216
China Power International Development Ltd.	2,920,000	597,248
Citic Telecom International Holdings Ltd.	2,089,000	666,446
Dah Chong Hong Holdings Ltd.	1,179,000	1,251,246
Goldlion Holdings Ltd.	2,085,000	930,702
Henderson Investment Ltd.	6,958,000	689,208
Shun Tak Holdings Ltd.(a)	1,920,000	1,200,363
Sinotrans Shipping Ltd.	1,577,500	596,611
Sun Hung Kai & Co., Ltd.	907,189	657,024
Vitasoy International Holdings Ltd.	1,053,364	878,069

Total Hong Kong		8,652,061

Ireland - 0.9%
C&C Group PLC	152,257	691,422
FBD Holdings PLC	4,598	38,244
Glanbia PLC	160,121	790,717
Greencore Group PLC	375,850	641,875
Paddy Power PLC	29,241	1,204,308
United Drug PLC	257,085	724,275

Total Ireland		4,090,841

Italy - 5.1%
Ansaldo STS SpA	50,102	720,538
Astaldi SpA	97,838	646,101
Autostrada Torino-Milano SpA	55,502	748,310
Banca Generali SpA	121,617	1,479,004
Benetton Group SpA	144,063	951,361
Brembo SpA	100,063	1,037,001
Cairo Communication SpA	251,358	917,210
Cementir Holding SpA	157,084	445,707
De’Longhi SpA	123,209	971,912
Falck Renewables SpA(a)	120,122	350,904
Fiat SpA RSP	97,404	1,449,157
Fondiaria-Sai SpA(a)	85,251	716,519
Fondiaria-Sai SpA RSP	60,772	318,777
Geox SpA(a)	243,792	1,119,361
Immobiliare Grande Distribuzione	431,446	843,321
IMMSI SpA	583,820	638,719
Indesit Co. SpA	36,295	390,993
Iren SpA	1,536,798	2,583,301
Italcementi SpA(a)	50,030	424,520
Maire Tecnimont SpA	173,711	767,291
MARR SpA	104,805	1,219,716
Milano Assicurazioni SpA	633,797	1,005,870
Piaggio & C. SpA	309,147	975,667
Piccolo Credito Valtellinese Scarl	114,751	507,246
Recordati SpA	170,469	1,613,428
Societa Cattolica di Assicurazioni SCRL	20,437	521,477

Investments	Shares	Value
Unipol Gruppo Finanziario SpA	1,424,625	$882,022

Total Italy		24,245,433

Japan - 26.1%
ADEKA Corp.	75,400	834,834
Aica Kogyo Co., Ltd.	88,800	1,045,608
Aichi Steel Corp.	179,000	1,229,308
Akita Bank Ltd. (The)	149,000	442,747
Alpen Co., Ltd.(a)	30,700	547,721
Amano Corp.	106,600	1,034,390
AOKI Holdings, Inc.	44,600	808,909
Asahi Holdings, Inc.	28,700	608,289
Avex Group Holdings, Inc.	58,700	859,095
Bank of Nagoya Ltd. (The)	140,000	452,253
Bank of Saga Ltd. (The)	172,000	487,763
Capcom Co., Ltd.	39,200	631,221
Century Tokyo Leasing Corp.	64,310	1,047,451
Chiyoda Co., Ltd.	70,300	933,519
Chuetsu Pulp & Paper Co., Ltd.	356,000	645,238
Circle K Sunkus Co., Ltd.	70,300	1,129,411
Coca-Cola Central Japan Co., Ltd.	41,500	555,687
COMSYS Holdings Corp.	95,400	1,018,635
Culture Convenience Club Co., Ltd.(a)	112,300	661,851
Daifuku Co., Ltd.	133,500	936,582
Daio Paper Corp.(a)	76,000	547,241
Daishi Bank Ltd. (The)	215,000	665,372
DCM Japan Holdings Co., Ltd.	140,500	886,949
DIC Corp.	487,000	1,092,830
DOWA Holdings Co., Ltd.	193,000	1,268,344
EDION Corp.(a)	72,500	651,655
Ehime Bank Ltd. (The)	200,000	532,643
Ezaki Glico Co., Ltd.(a)	65,000	765,366
Fancl Corp.(a)	47,400	712,417
Fukui Bank Ltd. (The)	200,000	618,951
Fukuyama Transporting Co., Ltd.(a)	166,000	884,187
Gunze Ltd.	209,000	883,879
H2O Retailing Corp.	119,000	868,602
Hanwa Co., Ltd.	201,000	926,873
Higo Bank Ltd. (The)	96,000	497,133
Hikari Tsushin, Inc.	47,800	1,045,524
Hitachi Cable Ltd.	230,000	635,226
Hitachi Koki Co., Ltd.	86,200	813,057
Hokkoku Bank Ltd. (The)	160,000	556,316
Hokuetsu Bank Ltd. (The)	359,000	743,629
Hokuetsu Kishu Paper Co., Ltd.(a)	164,000	936,218
Hokuto Corp.	33,400	777,089
House Foods Corp.(a)	53,800	863,666
Hulic Co., Ltd.	80,100	661,698
Hyakugo Bank Ltd. (The)	127,000	548,055
Hyakujushi Bank Ltd. (The)	176,000	648,838
Inaba Denki Sangyo Co., Ltd.	36,400	1,031,793
IT Holdings Corp.	55,500	740,411
Ito En Ltd.	53,100	883,854
Itochu Enex Co., Ltd.	142,600	773,614
Iwatani Corp.	242,000	731,028
Izumi Co., Ltd.	49,200	725,519
Japan Pulp & Paper Co., Ltd.	144,000	514,888
Japan Wool Textile Co., Ltd. (The)	68,000	555,034
J-Oil Mills, Inc.	188,000	591,086
Juroku Bank Ltd. (The)	156,000	500,092
Kabu.com Securities Co., Ltd.(a)	128,800	578,056
Kagome Co., Ltd.	31,600	582,090
Kagoshima Bank Ltd. (The)	79,000	529,881
Kaken Pharmaceutical Co., Ltd.	126,000	1,531,792
Kandenko Co., Ltd.	159,000	1,068,430
Keiyo Bank Ltd. (The)	105,000	520,436

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds 41

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2010

Investments	Shares	Value
Kewpie Corp.	82,300	$1,045,176
Kiyo Holdings, Inc.	541,800	754,866
Kokuyo Co., Ltd.	92,900	804,091
Komeri Co., Ltd.	26,900	618,562
Kose Corp.	27,300	706,861
Kurabo Industries Ltd.	436,000	790,235
KUREHA Corp.	139,000	838,062
Kyoei Steel Ltd.	44,600	728,623
KYORIN Holdings, Inc.	67,000	1,173,873
Kyowa Exeo Corp.	99,400	1,025,804
Kyudenko Corp.	67,000	429,567
Lion Corp.(a)	140,000	764,688
Maeda Road Construction Co., Ltd.	95,000	760,187
Mars Engineering Corp.	23,200	410,766
Maruichi Steel Tube Ltd.	53,600	1,140,004
Max Co., Ltd.	34,000	402,860
MEGMILK SNOW BRAND Co., Ltd.	29,000	537,772
Mie Bank Ltd. (The)	163,000	448,172
Ministop Co., Ltd.	27,300	473,597
Mitsumi Electric Co., Ltd.	46,800	862,082
Miura Co., Ltd.	32,300	863,404
Mizuno Corp.	191,000	984,378
Mochida Pharmaceutical Co., Ltd.	95,000	1,019,049
Morinaga & Co., Ltd.	334,000	786,561
Morinaga Milk Industry Co., Ltd.	184,000	780,420
Moshi Moshi Hotline, Inc.	31,050	815,443
Musashino Bank Ltd. (The)	21,800	661,217
Nagase & Co., Ltd.	79,000	1,023,722
Nichirei Corp.	179,000	827,631
Nihon Yamamura Glass Co., Ltd.	257,000	706,627
Nippon Beet Sugar Manufacturing Co., Ltd.	304,000	719,660
Nippon Flour Mills Co., Ltd.	131,000	649,306
Nippon Kayaku Co., Ltd.	122,000	1,292,127
Nippon Suisan Kaisha Ltd.	246,900	779,316
Nipro Corp.	41,500	832,507
Nishi-Nippon Railroad Co., Ltd.	228,000	955,798
Nissha Printing Co., Ltd.	18,600	494,211
Nisshin Oillio Group Ltd. (The)	119,000	604,500
NOF Corp.*	139,000	680,390
NS Solutions Corp.	31,900	696,958
NSD Co., Ltd.	61,900	732,680
Ogaki Kyoritsu Bank Ltd. (The)	202,000	640,084
Okasan Securities Group, Inc.	177,000	731,089
Okumura Corp.	212,000	807,694
Onward Holdings Co., Ltd.	139,000	1,204,821
PanaHome Corp.	144,000	910,819
Parco Co., Ltd.	81,500	740,589
Park24 Co., Ltd.	104,800	1,122,880
Plenus Co., Ltd.	72,400	1,107,803
Point, Inc.	13,480	592,518
Rengo Co., Ltd.	146,000	991,875
Ryohin Keikaku Co., Ltd.	22,000	912,767
Ryosan Co., Ltd.	41,400	1,073,986
Saibu Gas Co., Ltd.	359,000	938,389
Sangetsu Co., Ltd.	50,000	1,174,404
Sankyu, Inc.	177,000	805,289
Sanwa Holdings Corp.	293,000	928,438
Sanyo Chemical Industries Ltd.	95,000	792,984
Sanyo Shokai Ltd.	220,000	862,586
Senshu Ikeda Holdings, Inc.	378,700	541,634
Shimachu Co., Ltd.	37,200	871,922
Shinko Plantech Co., Ltd.	72,300	668,578
Sinanen Co., Ltd.	103,000	474,965
Sohgo Security Services Co., Ltd.	82,900	983,291

Investments	Shares	Value
Sumisho Computer Systems Corp.	30,700	$551,128
Sumitomo Bakelite Co., Ltd.	154,000	907,614
Sumitomo Osaka Cement Co., Ltd.(a)	284,000	644,301
Sumitomo Real Estate Sales Co., Ltd.	17,630	912,965
Sumitomo Warehouse Co., Ltd. (The)	143,000	754,627
Taiyo Holdings Co., Ltd.	33,400	1,071,123
Takara Holdings, Inc.	108,000	636,508
Takara Standard Co., Ltd.	75,000	508,600
Takasago Thermal Engineering Co., Ltd.	100,100	839,258
Toda Corp.	252,000	938,339
Toho Bank Ltd. (The)	165,000	516,738
Tokai Tokyo Financial Holdings, Inc.	256,000	972,172
Tokyo Tatemono Co., Ltd.(a)	233,000	1,080,180
Tokyo Tomin Bank Ltd. (The)	52,100	745,158
Tokyotokeiba Co., Ltd.	514,000	785,846
Toppan Forms Co., Ltd.	93,900	964,413
Toshiba TEC Corp.	214,000	1,039,591
Tosoh Corp.(a)	308,000	1,002,552
Toyo Ink Manufacturing Co., Ltd.	202,000	993,749
Toyobo Co., Ltd.	452,000	808,088
Toyota Auto Body Co., Ltd.	63,800	1,192,538
UNY Co., Ltd.	102,300	1,035,550
Valor Co., Ltd.	51,900	448,578
Wacoal Holdings Corp.(a)	76,000	1,092,608
Xebio Co., Ltd.(a)	29,900	647,732
Yamanashi Chuo Bank Ltd. (The)	124,000	558,042
Yodogawa Steel Works Ltd.	201,000	936,786
Yokohama Rubber Co., Ltd. (The)	189,000	978,731

Total Japan		122,864,947

Netherlands - 1.9%
Aalberts Industries N.V.	36,926	781,464
Arcadis N.V.	43,524	1,016,856
BinckBank N.V.	78,758	1,225,631
Brit Insurance Holdings N.V.*	55,908	912,088
Exact Holding N.V.	36,818	1,015,031
Grontmij CVA	39,853	924,941
Koninklijke BAM Groep N.V.	86,107	531,031
Mediq N.V.	33,566	630,427
Sligro Food Group N.V.	29,183	908,487
TKH Group N.V.	38,038	1,000,696

Total Netherlands		8,946,652

New Zealand - 2.8%
Air New Zealand Ltd.	1,000,313	1,172,167
Auckland International Airport Ltd.	1,123,964	1,914,128
Fisher & Paykel Healthcare Corp., Ltd.	397,595	965,970
Freightways Ltd.	315,367	780,976
Infratil Ltd.	561,703	851,277
Ryman Healthcare Ltd.	338,829	608,794
Sky City Entertainment Group Ltd.	630,771	1,596,537
Sky Network Television Ltd.	317,393	1,289,326
Tower Ltd.	426,012	695,553
Vector Ltd.	1,231,078	2,211,952
Warehouse Group Ltd. (The)	430,754	1,177,767

Total New Zealand		13,264,447

Norway - 2.1%
Aker ASA	38,660	931,166
Atea ASA	114,542	1,147,883
Austevoll Seafood ASA	151,944	1,296,589
Cermaq ASA*	73,719	1,141,456
Copeinca ASA	78,515	753,069
Sparebank 1 SMN	117,364	1,090,349
Sparebank 1 SR Bank	63,684	624,514
Tomra Systems ASA	169,521	1,131,598

See Notes to Schedule of Investments.

42 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2010

Investments	Shares	Value
Veidekke ASA	198,691	$1,794,628

Total Norway		9,911,252

Portugal - 1.5%
BANIF, SGPS, S.A.	529,148	617,595
MartifeR, SGPS, S.A.(a)	172,458	344,728
Mota Engil, SGPS, S.A.(a)	282,446	660,450
Portucel Empresa Produtora de Pasta e Papel S.A.(a)	495,136	1,511,833
REN - Redes Energeticas Nacionais S.A.	372,426	1,289,041
Semapa-Sociedade de Investimento e Gestao	103,829	1,153,337
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	325,915	1,482,215

Total Portugal		7,059,199

Singapore - 3.5%
Ascendas India Trust	1,405,000	1,019,984
Boustead Singapore Ltd.	1,018,000	874,127
Cityspring Infrastructure Trust	1,785,649	794,520
First Resources Ltd.	632,000	769,619
Guocoland Ltd.	445,102	896,423
Hi-P International Ltd.	1,510,000	1,202,295
Ho Bee Investment Ltd.	575,000	727,138
Hong Leong Asia Ltd.	251,000	613,270
Hyflux Ltd.(a)	300,500	544,210
K1 Ventures Ltd.	5,411,000	633,582
Pacific Century Regional Developments Ltd.	4,735,000	739,237
Singapore Post Ltd.	1,680,000	1,547,481
Straits Asia Resources Ltd.	704,000	1,368,377
United Engineers Ltd.	385,000	817,454
UOB-Kay Hian Holdings Ltd.	907,000	1,253,183
Venture Corp., Ltd.	291,000	2,103,478
Wing Tai Holdings Ltd.	534,000	704,469

Total Singapore		16,608,847

Spain - 1.6%
Abengoa S.A.(a)	31,009	764,403
Almirall S.A.	155,850	1,425,930
Antena 3 de Television S.A.	203,732	1,899,552
Banco Pastor S.A.	96,515	484,902
Duro Felguera S.A.	213,491	1,512,240
FAES FARMA S.A.	176,812	646,376
Viscofan S.A.	21,391	813,850

Total Spain		7,547,253

Sweden - 6.4%
AarhusKarlshamn AB(a)	27,220	763,214
Axfood AB	50,090	1,873,853
Axis Communications AB	68,117	1,241,190
Cardo AB	27,090	1,686,363
Castellum AB	172,911	2,354,656
Clas Ohlson AB Class B(a)	47,910	783,909
Fabege AB	184,769	2,158,847
Hoganas AB Class B	19,807	774,856
Holmen AB Class B	36,392	1,198,478
Husqvarna AB Class A	84,507	700,155
Intrum Justitia AB	86,408	1,330,273
JM AB	44,351	1,039,036
KappAhl AB(a)	58,091	393,158
Kungsleden AB	227,608	2,082,137
Loomis AB Class B	61,916	930,188
Mekonomen AB	34,217	1,134,994
NCC AB Class B	75,424	1,658,176
Nordnet AB Class B	140,684	487,582

Investments	Shares	Value
Peab AB	343,957	$2,929,046
Q-Med AB	73,607	834,844
Saab AB Class B	54,144	990,608
SkiStar AB	27,904	540,618
Trelleborg AB Class B	76,547	809,551
Wihlborgs Fastigheter AB	50,208	1,456,311

Total Sweden		30,152,043

Switzerland - 0.3%
Kudelski S.A.	22,125	474,734
Mobilezone Holding AG	82,347	927,630

Total Switzerland		1,402,364

United Kingdom - 15.4%
Ashtead Group PLC	307,754	833,093
Atkins WS PLC	80,897	887,228
BBA Aviation PLC	297,207	1,031,154
Bodycote PLC	214,095	940,566
Brewin Dolphin Holdings PLC	335,904	835,143
Britvic PLC	130,855	969,665
Carpetright PLC	34,873	436,246
Chaucer Holdings PLC	1,460,665	1,194,901
Chemring Group PLC	10,842	492,948
Chesnara PLC	144,860	534,114
Cineworld Group PLC	255,761	868,938
Close Brothers Group PLC	118,029	1,573,506
Computacenter PLC	123,507	750,271
Dairy Crest Group PLC	126,116	836,019
Davis Service Group PLC	174,541	1,193,098
De La Rue PLC	77,464	993,903
Domino Printing Sciences PLC	82,747	842,094
DS Smith PLC	292,870	927,152
Dunelm Group PLC	104,146	832,402
eaga PLC	248,926	273,786
Electrocomponents PLC	473,564	1,970,737
Elementis PLC	554,349	1,241,121
Euromoney Institutional Investor PLC	61,353	664,717
F&C Asset Management PLC	1,153,900	1,517,548
Fidessa Group PLC	21,351	518,137
Filtrona PLC	193,831	737,133
Forth Ports PLC	26,209	551,909
Game Group PLC	524,454	574,778
Go-Ahead Group PLC	66,198	1,369,123
Greene King PLC	214,960	1,613,432
Greggs PLC	73,072	531,984
Halfords Group PLC	142,098	1,016,715
Halma PLC	260,555	1,464,498
Hansteen Holdings PLC	679,463	866,998
Headlam Group PLC	194,864	956,454
Helical Bar PLC	122,750	547,723
Hill & Smith Holdings PLC	95,019	412,827
HMV Group PLC(a)	1,169,591	585,975
Hunting PLC	92,743	1,061,435
Interserve PLC	252,084	911,700
ITE Group PLC	254,569	1,005,184
James Fisher & Sons PLC	13,452	106,359
JD Wetherspoon PLC	126,914	894,164
Keller Group PLC	68,811	678,724
Kesa Electricals PLC	504,537	1,258,357
Kier Group PLC	50,177	1,077,839
Laird PLC	517,078	1,403,783
Marston’s PLC	712,354	1,277,016
Mcbride PLC	150,680	443,515
Melrose PLC	331,543	1,614,341
Micro Focus International PLC	73,725	448,667
Mitie Group PLC	214,975	788,260

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds 43

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2010

Investments	Shares	Value
Moneysupermarket.com Group PLC	601,322	$734,339
Morgan Crucible Co. PLC	220,626	841,451
Morgan Sindall Group PLC	87,729	968,339
Mothercare PLC	64,074	614,946
N. Brown Group PLC	228,561	1,067,099
Northern Foods PLC	1,087,230	1,068,145
PayPoint PLC	136,759	762,256
Premier Farnell PLC	309,186	1,388,818
Provident Financial PLC(a)	147,097	2,012,844
PV Crystalox Solar PLC	689,928	561,697
Restaurant Group PLC	273,186	1,176,213
Robert Wiseman Dairies PLC	90,807	487,295
RPC Group PLC	134,915	665,374
RPS Group PLC	142,749	514,933
Safestore Holdings PLC	267,225	543,895
Savills PLC	128,609	777,640
Schroders PLC	28,808	657,606
Severfield-Rowen PLC	191,828	925,034
Spectris PLC	73,108	1,500,592
Spirax-Sarco Engineering PLC	36,103	1,093,188
Sthree PLC	132,217	759,297
Synergy Health PLC	45,759	628,664
Ted Baker PLC	51,897	521,235
Telecom Plus PLC	92,093	656,044
Tullett Prebon PLC	181,880	1,090,063
Ultra Electronics Holdings PLC	22,957	609,587
Victrex PLC	28,978	672,829
WH Smith PLC	122,321	932,663
Wincanton PLC	207,826	566,166
Xchanging PLC	116,361	228,637
Total United Kingdom		72,384,269

TOTAL COMMON STOCKS (Cost: $404,204,377)		468,071,198

EXCHANGE-TRADED FUNDS - 0.4%

United States - 0.4%
WisdomTree Europe SmallCap Dividend Fund(d)	12,891	548,512
WisdomTree Japan SmallCap Dividend Fund(d)	32,318	1,428,456

TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,835,142)		1,976,968

SHORT-TERM INVESTMENT - 0.0%

MONEY MARKET FUND - 0.0%
Invesco Treasury Fund Private Class, 0.02%(e) (Cost: $25,733)	25,733	25,733

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.8%
MONEY MARKET FUND - 5.8%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(f) (Cost: $27,179,000)(g)	27,179,000	27,179,000

TOTAL INVESTMENTS IN SECURITIES - 105.5% (Cost: $433,244,252)(h)		497,252,899
Liabilities in Excess of Foreign Currency and Other Assets - (5.5)%		(26,081,206)

NET ASSETS - 100.0%		$471,171,693

RSP	-	Risparmio Italian Savings Shares
*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities are considered liquid, and may be sold in transactions exempt from registration, normally only to dealers in that program or other “accredited investors.” At December 31, 2010, the aggregate value of these securities amounted to $2,855,782 representing 0.6% of net assets.

(d)	Affiliated companies (See Note 4).
(e)	Rate shown represents annualized 7-day yield as of December 31, 2010.
(f)	Interest rate shown reflects yield as of December 31, 2010.
(g)	At December 31, 2010, the total market value of the Fund’s securities on loan was $25,727,672 and the total market value of the collateral held by the Fund was $27,179,000.
(h)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

44 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Equity Income Fund (DEM)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 99.8%

Argentina - 0.2%
Petrobras Argentina S.A. ADR	69,239	$1,826,525
Brazil - 18.9%
AES Tiete S.A.	429,092	5,557,517
Banco do Brasil S.A.	2,928,600	55,431,694
Cia de Bebidas das Americas	1,212,300	31,695,072
Cia de Saneamento de Minas Gerais-COPASA	116,100	2,007,271
Cia Energetica de Minas Gerais	394,705	4,933,813
Cia Siderurgica Nacional S.A.	1,252,595	20,124,523
Cielo S.A.	1,123,600	9,103,868
CPFL Energia S.A.	554,843	13,770,802
Cremer S.A.	48,844	514,627
Drogasil S.A.	124,500	1,012,500
EDP - Energias do Brasil S.A.	169,000	3,940,958
Eternit S.A.	132,700	959,277
Grendene S.A.	142,497	800,043
JHSF Participacoes S.A.	588,183	1,240,145
Light S.A.	447,239	6,851,378
LPS Brasil Consultoria de Imoveis S.A.	35,463	833,167
Natura Cosmeticos S.A.	271,300	7,794,155
Redecard S.A.	862,500	10,937,124
Souza Cruz S.A.	384,620	20,943,254
Sul America S.A.	257,717	3,229,225
Tegma Gestao Logistica	49,673	761,553
Tele Norte Leste Participacoes S.A.	125,900	2,449,741
Telecomunicacoes de Sao Paulo S.A.	279,923	6,627,093
Tivit Terceirizacao de Tecnologia e Servicos S.A.	65,600	750,843
Tractebel Energia S.A.	510,051	8,434,277
Total Brazil		220,703,920
Chile - 4.1%
AES Gener S.A.	5,728,961	3,142,083
Banco de Chile	90,889,195	13,401,762
Banco Santander Chile	135,244,677	12,225,344
Cia Cervecerias Unidas S.A.	242,327	2,963,437
CorpBanca S.A.	312,084,515	5,795,522
ENTEL Chile S.A.	287,618	5,060,221
Inversiones Aguas Metropolitanas S.A.	1,120,608	1,827,169
Parque Arauco S.A.	643,486	1,567,634
Sociedad de Inversiones Oro Blanco S.A.	20,621,469	460,507
Sociedad Matriz Banco de Chile Class B	5,375,016	1,654,028
Total Chile		48,097,707
China - 3.8%
Anhui Expressway Co. Class H	590,000	517,620
Bank of China Ltd. Class H	51,857,000	27,350,562
Beijing Capital Land Ltd. Class H	2,152,000	719,765
Chongqing Machinery & Electric Co., Ltd. Class H	2,562,000	955,767
Dalian Port PDA Co., Ltd. Class H	4,576,000	1,901,357
Great Wall Technology Co., Ltd. Class H	945,672	480,521
Guangzhou R&F Properties Co., Ltd. Class H	2,112,400	3,021,732
Huaneng Power International, Inc. Class H	2,896,000	1,531,142
Jiangsu Expressway Co., Ltd. Class H	1,101,642	1,261,263

Investments	Shares	Value
Shandong Chenming Paper Holdings Ltd. Class H	377,500	$299,139
Sichuan Expressway Co., Ltd. Class H	2,524,000	1,623,433
Weiqiao Textile Co. Class H	1,137,500	1,147,209
Xiamen International Port Co., Ltd. Class H	2,118,000	414,138
Zhejiang Expressway Co., Ltd. Class H	3,514,715	3,463,330
Total China		44,686,978
Czech Republic - 3.8%
CEZ AS	428,933	17,957,975
Komercni Banka AS	31,124	7,380,660
Telefonica O2 Czech Republic AS	923,881	18,845,893
Total Czech Republic		44,184,528
Hungary - 0.5%
Magyar Telekom Telecommunications PLC	2,404,751	5,980,471

Indonesia - 2.3%
Elnusa Tbk PT	7,343,918	264,903
Indo Tambangraya Megah PT	1,090,803	6,144,090
International Nickel Indonesia Tbk PT	10,387,000	5,620,047
Medco Energi Internasional Tbk PT	2,856,500	1,069,998
Sampoerna Agro Tbk PT	1,167,608	411,449
Telekomunikasi Indonesia Tbk PT	13,463,500	11,879,559
Timah Tbk PT	5,093,153	1,554,514
Total Indonesia		26,944,560
Israel - 6.3%
Alon Holdings Blue Square Ltd.	15,437	136,869
Bezeq Israeli Telecommunication Corp., Ltd.	7,666,605	23,423,031
Clal Industries and Investments Ltd.	280,513	2,268,500
Delek Automotive Systems Ltd.	213,939	3,129,194
Delek Group Ltd.	10,174	2,625,734
Discount Investment Corp.	409,754	8,841,847
Gazit-Globe Ltd.	106,535	1,365,718
Industrial Buildings Corp.	767,441	1,601,625
Israel Chemicals Ltd.	845,335	14,519,759
Ituran Location and Control Ltd.	37,319	651,331
Koor Industries Ltd.	147,826	3,610,603
Melisron Ltd.	21,176	596,145
Migdal Insurance & Financial Holding Ltd.	590,056	1,203,271
Oil Refineries Ltd.	2,687,879	1,986,974
Partner Communications Co., Ltd.	294,390	5,985,057
Shikun & Binui Ltd.	518,994	1,428,827
Total Israel		73,374,485
Malaysia - 5.4%
Boustead Holdings Bhd	877,889	1,531,715
British American Tobacco Malaysia Bhd	251,500	3,670,342
DIGI.Com Bhd	1,368,200	10,915,427
Lafarge Malayan Cement Bhd	855,300	2,127,502
Malaysia Airports Holdings Bhd	902,900	1,838,888
Media Prima Bhd	737,200	621,605
Multi-Purpose Holdings Bhd	795,500	570,149
OSK Holdings Bhd	813,800	519,924
Petronas Dagangan Bhd	845,100	3,206,639
Petronas Gas Bhd	1,568,772	5,647,274
PLUS Expressways Bhd	4,533,700	6,645,800
Public Bank Bhd	2,652,376	11,199,590
RHB Capital Bhd	1,492,900	4,221,854
Telekom Malaysia Bhd	4,337,755	4,937,740

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds 45

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

December 31, 2010

Investments	Shares	Value
WCT Bhd	499,200	$516,442
YTL Power International Bhd	5,996,537	4,745,111

Total Malaysia		62,916,002

Mexico - 3.1%
Alsea S.A.B de C.V.	413,606	432,586
Bolsa Mexicana de Valores S.A.B de C.V.	383,200	807,783
Grupo Aeroportuario del Centro Norte S.A.B de C.V.	334,737	640,489
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B(a)	230,116	1,305,807
Grupo Continental S.A.B de C.V.	724,700	2,068,221
Industrias Penoles S.A.B de CV	348,515	12,834,078
Kimberly-Clark de Mexico S.A.B de C.V. Class A	761,838	4,654,167
Telefonos de Mexico S.A.B de C.V. Class L	16,406,000	13,367,950

Total Mexico		36,111,081

Philippines - 2.0%
Bank of The Philippine Islands	2,459,312	3,312,016
Globe Telecom, Inc.	336,628	6,147,053
Philippine Long Distance Telephone Co.	209,627	12,220,665
Universal Robina Corp.	1,435,100	1,144,870

Total Philippines		22,824,604

Poland - 3.5%
KGHM Polska Miedz S.A.	455,860	26,693,219
Telekomunikacja Polska S.A.	2,593,907	14,354,746

Total Poland		41,047,965

Russia - 3.2%
Lukoil OAO ADR	487,435	27,540,078
Tatneft ADR	294,404	9,744,772

Total Russia		37,284,850

South Africa - 7.4%
Acucap Properties Ltd.	233,594	1,235,807
African Bank Investments Ltd.	826,065	4,838,456
Allied Technologies Ltd.	102,341	1,017,106
Astral Foods Ltd.	50,790	986,512
Aveng Ltd.	311,030	2,033,337
AVI Ltd.	264,812	1,206,429
City Lodge Hotels Ltd.	36,985	452,826
Emira Property Fund	867,678	1,813,851
Foschini Group Ltd. (The)	180,118	2,450,307
Grindrod Ltd.	385,643	1,104,627
Group Five Ltd.	91,009	502,109
Hudaco Industries Ltd.	35,565	446,192
Kumba Iron Ore Ltd.	257,772	16,539,956
Lewis Group Ltd.	97,005	1,191,934
MMI Holdings Ltd.	636,927	1,600,080
Murray & Roberts Holdings Ltd.	295,427	1,793,795
Pick’n Pay Holdings Ltd.	440,972	1,373,090
Pick’n Pay Stores Ltd.	356,064	2,604,920
Pretoria Portland Cement Co., Ltd.	662,910	3,502,053
Raubex Group Ltd.	161,770	570,960
Redefine Properties Ltd.	4,294,808	5,186,943
Resilient Property Income Fund Ltd.	372,406	1,826,637
Reunert Ltd.	165,238	1,673,423
SA Corporate Real Estate Fund Nominees Pty Ltd.	3,976,420	1,905,340
Sanlam Ltd.	1,741,098	7,347,838
Santam Ltd.	98,010	1,933,311
Spar Group Ltd. (The)	128,004	1,892,077

Investments	Shares	Value
Standard Bank Group Ltd.	1,051,456	$17,093,163

Total South Africa		86,123,079

South Korea - 4.3%
Daeduck Electronics Co.*	50,820	360,921
Daekyo Co., Ltd.	95,387	504,293
Daishin Securities Co., Ltd.	91,200	1,329,950
Grand Korea Leisure Co., Ltd.	56,598	1,029,825
GS Home Shopping, Inc.*	6,566	632,359
Huchems Fine Chemical Corp.*	45,582	787,212
Jinro Ltd.*	56,242	1,754,310
Kangwon Land, Inc.*	231,430	5,699,593
Korea Exchange Bank	496,800	5,165,424
Korea Petrochemical Industries Co., Ltd.*	7,464	539,954
KT Corp. ADR	225,966	4,700,093
KT&G Corp.	121,306	6,915,586
LG Uplus Corp.*	694,390	4,386,974
Paradise Co., Ltd.*	144,882	510,004
SK Telecom Co., Ltd. ADR*(a)	786,588	14,654,134
SK Telecom Co., Ltd.	5,511	842,505
Woongjin Thinkbig Co., Ltd.*	29,240	561,664

Total South Korea		50,374,801

Taiwan - 19.0%
AcBel Polytech, Inc.	685,635	597,298
Accton Technology Corp.	481,743	337,062
Advantech Co., Ltd.	317,964	899,698
Altek Corp.	340,665	517,018
Arcadyan Technology Corp.	140,279	293,486
Asia Cement Corp.	3,311,462	3,662,808
ASROCK, Inc.	157,988	593,339
Asustek Computer, Inc.	506,000	4,807,230
AV Tech Corp.	85,000	256,255
Avermedia Technologies, Inc.	299,460	413,912
Chang Hwa Commercial Bank	5,229,000	4,644,971
Cheng Uei Precision Industry Co., Ltd.	495,290	1,127,956
China Steel Chemical Corp.	189,520	780,011
China Steel Corp.	9,335,438	10,726,156
Chinese Maritime Transport Ltd.	510,800	1,191,309
Chung Hsin Electric & Machinery Manufacturing Corp.	506,873	311,184
Chunghwa Telecom Co., Ltd.	10,229,060	25,996,719
Compal Communications, Inc.	543,184	535,611
CSBC Corp. Taiwan	549,741	518,508
CTCI Corp.	745,992	834,097
Cyberlink Corp.	152,660	575,947
Darfon Electronics Corp.	294,668	371,916
Depo Auto Parts Industries Co., Ltd.	175,163	464,995
Dynamic Electronics Co., Ltd.	387,816	260,703
Eternal Chemical Co., Ltd.	894,500	1,043,095
Far EasTone Telecommunications Co., Ltd.	3,905,595	5,666,204
Farglory Land Development Co., Ltd.	558,000	1,502,341
Feng Hsin Iron & Steel Co.	529,922	1,012,353
Feng TAY Enterprise Co., Ltd.	486,600	546,573
Flytech Technology Co., Ltd.	123,395	335,187
Formosa Taffeta Co., Ltd.	2,073,956	2,020,145
FSP Technology, Inc.	293,355	393,400
Gemtek Technology Corp.	317,094	480,701
Getac Technology Corp.	540,321	336,351
Global Mixed Mode Technology, Inc.	36,000	172,860
Great China Metal Industry	287,048	270,740
Great Wall Enterprise Co., Ltd.	386,750	419,162
Greatek Electronics, Inc.	311,490	324,775
Green Energy Technology, Inc.	149,913	431,900

See Notes to Schedule of Investments.

46 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

Wisdom Tree Emerging Markets Equity Income Fund (DEM)

December 31, 2010

Investments	Shares	Value
Holtek Semiconductor, Inc.	116,454	$180,533
HTC Corp.	865,350	26,711,539
Hua Nan Financial Holdings Co., Ltd.	4,446,020	3,705,461
Huaku Development Co., Ltd.	335,880	1,018,359
Hung Poo Real Estate Development Corp.	388,385	579,450
Hung Sheng Construction Co., Ltd.	875,200	607,851
Infortrend Technology, Inc.	474,000	640,530
Inventec Appliances Corp.	1,261,224	1,055,472
Inventec Co., Ltd.	2,682,701	1,518,171
I-Sheng Electric Wire & Cable Co., Ltd.	150,199	253,968
KYE Systems Corp.	287,611	257,954
Lite-On Technology Corp.	1,602,512	2,203,993
Long Bon International Co., Ltd.	552,937	260,761
Merida Industry Co., Ltd.	270,646	488,261
Merry Electronics Co., Ltd.	228,000	411,325
Nan Ya Printed Circuit Board Corp.	614,569	2,286,994
Novatek Microelectronics Corp., Ltd.	496,415	1,600,433
Oriental Union Chemical Corp.	692,155	892,598
Quanta Computer, Inc.	3,892,990	8,171,454
Radiant Opto-Electronics Corp.	113,894	226,565
Senao International Co., Ltd.	268,043	542,402
Shih Wei Navigation Co., Ltd.	852,901	1,162,788
Siliconware Precision Industries Co.	2,768,514	3,323,375
Sincere Navigation	747,410	904,895
Sonix Technology Co., Ltd.	83,011	190,755
Star Comgistic Capital Co., Ltd.*	58,588	88,415
Sunrex Technology Corp.	314,856	354,741
Syncmold Enterprise Corp.	149,088	251,322
Taiwan Cement Corp.	3,164,364	3,559,794
Taiwan Cogeneration Corp.	830,720	521,399
Taiwan Cooperative Bank	4,784,200	4,151,399
Taiwan Mobile Co., Ltd.	4,807,000	11,491,362
Taiwan Navigation Co., Ltd.	897,000	1,144,458
Taiwan Secom Co., Ltd.	537,635	1,019,711
Taiwan Semiconductor Manufacturing Co., Ltd.	21,796,000	53,076,192
Taiwan Sogo Shin Kong SEC	355,000	299,522
Teco Electric and Machinery Co., Ltd.	1,334,624	892,603
Ton Yi Industrial Corp.	1,317,683	723,095
Tsann Kuen Enterprise Co., Ltd.	174,257	359,194
TSRC Corp.	759,222	1,757,669
Tung Ho Steel Enterprise Corp.	900,095	1,020,292
U-Ming Marine Transport Corp.	1,517,858	3,305,746
Young Fast Optoelectronics Co., Ltd.	119,622	1,142,618
Yung Shin Pharmaceutical Industrial Co., Ltd.*	272,000	387,152
Zinwell Corp.	371,000	730,383

Total Taiwan		221,146,930

Thailand - 5.1%
Advanced Info Service PCL	3,972,490	11,201,249
Asian Property Development PCL	2,874,500	553,064
Bangkok Expressway PCL	1,096,188	716,368
BEC World PCL	1,781,969	1,876,846
Big C Supercenter PCL	555,900	1,673,509
Charoen Pokphand Foods PCL	4,960,900	4,064,828
Delta Electronics Thai PCL	1,644,600	1,909,471
Electricity Generating PCL	625,798	2,148,618
Esso Thailand PCL	4,912,768	1,295,621
Glow Energy PCL	1,314,900	2,061,006
Hana Microelectronics PCL	856,400	710,234
IRPC PCL	14,976,000	3,229,192
Kiatnakin Bank PCL	686,478	888,129
Land and Houses PCL	8,958,800	1,916,877

Investments	Shares	Value
LPN Development PCL	1,841,700	$543,743
Major Cineplex Group PCL	601,200	259,267
MCOT PCL	936,000	908,210
Precious Shipping PCL	1,708,073	1,031,247
Preuksa Real Estate PCL	1,368,500	839,849
PTT Aromatics & Refining PCL	2,437,300	3,092,610
Quality Houses PCL	9,562,200	666,134
Ratchaburi Electricity Generating Holding PCL	1,523,096	1,932,606
Siam City Cement PCL	228,000	1,769,846
Siam Makro PCL	242,600	1,368,121
Thai Oil PCL	2,016,191	5,233,602
Thai Tap Water Supply PCL	4,693,355	988,648
Thai Union Frozen Products PCL	687,900	1,198,035
Thai Vegetable Oil PCL	1,191,442	1,284,520
Thanachart Capital PCL	874,200	1,043,994
Tisco Financial Group PCL	873,681	1,181,042
Total Access Communication PCL	1,569,100	2,186,173

Total Thailand		59,772,659

Turkey - 6.9%
Adana Cimento Class A	131,655	480,767
Akcansa Cimento A.S.	190,948	935,509
Aksigorta A.S.	831,158	1,236,746
Anadolu Hayat Emeklilik A.S.	241,716	841,844
Anadolu Sigorta	340,062	300,510
Cimsa Cimento Sanayi ve Tica	191,734	1,245,835
Dogan Sirketler Grubu Holdings*	4,359,380	3,172,518
Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	23,251	808,271
Ford Otomotiv Sanayi A.S.	1,022,731	8,672,280
Hurriyet Gazetecilik A.S.	764,196	903,728
Is Yatirim Menkul Degerler A.S.	191,956	325,539
Mardin Cimento Sanayii ve Ticaret A.S.	184,793	919,762
Migros Ticaret A.S.	133,350	2,547,427
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	612,807	1,027,318
Tofas Turk Otomobil Fabrikasi A.S.	429,958	2,223,824
Tupras Turkiye Petrol Rafine	357,871	8,975,842
Turk Telekomunikasyon A.S.	5,243,732	22,147,016
Turkcell Iletisim Hizmet A.S.	1,832,457	12,561,677
Turkiye Is Bankasi Class C	2,875,666	10,276,909
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	566,270	1,258,378

Total Turkey		80,861,700

TOTAL COMMON STOCKS (Cost: $1,003,088,444)		1,164,262,845

SHORT-TERM INVESTMENT - 0.1%

MONEY MARKET FUND - 0.1%
Invesco Treasury Fund Private Class, 0.02%(b) (Cost: $1,042,915)	1,042,915	1,042,915

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%

MONEY MARKET FUND - 0.6%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(c) (Cost: $7,343,000)(d)	7,343,000	7,343,000

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds 47

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Equity Income Fund (DEM)

December 31, 2010

Investments	Shares	Value
TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $1,011,474,359)(e)		$1,172,648,760
Liabilities in Excess of Cash, Foreign Currency and Other Assets -(0.5)%		(5,700,669)

NET ASSETS - 100.0%		$1,166,948,091

ADR - American Depositary Receipt

PCL - Public Company Limited

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2010.
(c)	Interest rate shown reflects yield as of December 31, 2010.
(d)	At December 31, 2010, the total market value of the Fund’s securities on loan was $7,143,609 and the total market value of the collateral held by the Fund was $7,343,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

48 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 98.6%

Argentina - 0.6%
Banco Macro S.A. ADR(a)	70,200	$3,524,040
IRSA Inversiones y Representaciones S.A. ADR	105,900	1,703,931

Total Argentina		5,227,971

Brazil - 7.9%
AES Tiete S.A.	972,227	12,592,097
B2W Cia Global Do Varejo	52,258	991,643
Bematech S.A.	29,550	153,980
Brasil Brokers Participacoes S.A.	262,029	1,507,456
Brookfield Incorporacoes S.A.	482,772	2,515,649
Camargo Correa Desenvolvimento Imobiliario S.A.	175,437	841,252
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	312,958	4,449,282
Cia de Saneamento de Minas Gerais-COPASA	292,774	5,061,815
Cia Hering	135,077	2,197,036
Cremer S.A.	20,218	213,020
Diagnosticos da America S.A.	204,668	2,774,114
Drogasil S.A.	156,810	1,275,262
Equatorial Energia S.A.	271,123	1,861,929
Estacio Participacoes S.A.	66,844	1,087,222
Eternit S.A.	103,260	746,458
Even Construtora e Incorporadora S.A.	306,043	1,585,524
Ez Tec Empreendimentos e Participacoes S.A.	183,533	1,551,186
Grendene S.A.	69,938	392,664
Iochpe Maxion S.A.	134,048	1,946,119
JHSF Participacoes S.A.	1,671,321	3,523,870
Kroton Educacional S.A.	48,386	636,888
Localiza Rent A Car S.A.	153,267	2,483,664
Lojas Americanas S.A.	215,958	1,613,180
LPS Brasil Consultoria de Imoveis S.A.	38,382	901,746
M Dias Branco S.A.	38,326	911,974
Marisa Lojas S.A.	55,677	843,875
Obrascon Huarte Lain Brasil S.A.	101,471	3,667,015
Odontoprev S.A.	133,516	2,018,022
Positivo Informatica S.A.	153,213	899,896
Rossi Residencial S.A.	257,576	2,294,909
Santos Brasil Participacoes S.A.	33,428	463,159
Sao Martinho S.A.	52,382	836,219
Springs Global Participacoes S.A.	276,981	901,022
Tegma Gestao Logistica	37,762	578,941
Tivit Terceirizacao de Tecnologia e Servicos S.A.	177,303	2,029,372
Totvs S.A.	35,424	3,606,419
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	154,127	1,880,164

Total Brazil		73,834,043

Chile - 4.6%
CorpBanca S.A.	828,760,274	15,390,377
Empresas La Polar S.A.	321,047	2,333,465
Inversiones Aguas Metropolitanas S.A.	3,824,469	6,235,858
Parque Arauco S.A.	1,925,631	4,691,141
Sociedad de Inversiones Oro Blanco S.A.	244,788,422	5,466,480
Sociedad Matriz Banco de Chile Class B	10,249,058	3,153,893
Sonda S.A.	1,058,148	2,611,056
Vina Concha y Toro S.A.	1,068,200	2,572,628

Total Chile		42,454,898

Investments	Shares	Value
China - 5.7%
Angang Steel Co., Ltd. Class H(a)	360,340	$551,613
Anhui Expressway Co. Class H	1,294,721	1,135,888
BBMG Corp. Class H	684,540	928,142
Beijing Capital Land Ltd. Class H	4,862,948	1,626,477
Beijing Jingkelong Co., Ltd. Class H	347,636	460,614
China National Materials Co., Ltd. Class H	840,456	677,887
China Oilfield Services Ltd. Class H	945,549	2,048,336
China Shipping Development Co., Ltd. Class H	642,449	856,196
Chongqing Machinery & Electric Co., Ltd. Class H	5,519,305	2,059,005
CSR Corp., Ltd. Class H	1,320,352	1,735,864
Dalian Port PDA Co., Ltd. Class H	11,338,560	4,711,242
First Tractor Co., Ltd. Class H	697,762	780,013
Great Wall Motor Co., Ltd. Class H	957,261	2,955,402
Great Wall Technology Co., Ltd. Class H	1,362,726	692,438
Guangshen Railway Co., Ltd. Class H(a)	2,675,964	1,053,360
Guangzhou Shipyard International Co., Ltd. Class H	46,858	103,919
Harbin Power Equipment Co., Ltd. Class H	642,174	1,012,787
Huadian Power International Co. Class H(a)	1,670,649	326,666
Huaneng Power International, Inc. Class H(a)	7,869,046	4,160,437
Jiangsu Expressway Co., Ltd. Class H	3,099,062	3,548,095
Lianhua Supermarket Holdings Co., Ltd. Class H	166,205	794,288
Maanshan Iron & Steel Class H	993,917	529,329
Shandong Chenming Paper Holdings Ltd. Class H	1,119,947	887,469
Shanghai Forte Land Co. Class H	3,771,240	1,212,828
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H(a)	2,358,182	579,410
Shenzhen Expressway Co., Ltd. Class H	1,389,970	824,293
Sichuan Expressway Co., Ltd. Class H	6,823,271	4,388,718
Sinopec Shanghai Petrochemical Co., Ltd. Class H	1,789,849	927,890
Sinotrans Ltd. Class H	1,705,490	467,309
Tong Ren Tang Technologies Co., Ltd. Class H	177,648	537,036
Travelsky Technology Ltd. Class H	1,883,137	1,967,039
Weichai Power Co., Ltd. Class H	273,798	1,685,339
Weiqiao Textile Co. Class H	2,675,532	2,698,368
Xiamen International Port Co., Ltd. Class H	3,749,546	733,157
Xinjiang Xinxin Mining Industry Co., Ltd. Class H	178,054	112,463
Zhuzhou CSR Times Electric Co., Ltd. Class H	689,091	2,708,088
ZTE Corp. Class H	240,031	954,115

Total China		53,431,520

Indonesia - 2.6%
AKR Corporindo Tbk PT	4,639,841	890,891
Aneka Tambang Tbk PT	12,038,325	3,273,462
Elnusa Tbk PT	15,098,568	544,621
Global Mediacom Tbk PT	6,221,938	448,864
Indika Energy Tbk PT	5,973,371	3,132,539
Jasa Marga Tbk PT	9,184,064	3,491,168
Kalbe Farma Tbk PT	4,056,511	1,463,225

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds 49

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2010

Investments	Shares	Value
Medco Energi Internasional Tbk PT	7,442,714	$2,787,920
Media Nusantara Citra Tbk PT	7,085,052	739,173
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,195,402	1,704,874
Sampoerna Agro Tbk PT	2,961,181	1,043,479
Summarecon Agung Tbk PT	7,181,347	868,776
Timah Tbk PT	12,910,662	3,940,546

Total Indonesia		24,329,538

Israel - 8.0%
Alon Holdings Blue Square Ltd.	10,321	91,509
Clal Industries and Investments Ltd.	781,501	6,319,974
Delek Automotive Systems Ltd.	290,292	4,245,977
Discount Investment Corp.	1,004,479	21,675,077
Elbit Systems Ltd.	24,637	1,316,895
Gazit-Globe Ltd.	467,167	5,988,813
Industrial Buildings Corp.	1,372,473	2,864,308
Ituran Location and Control Ltd.	12,507	218,285
Melisron Ltd.	30,912	870,232
Migdal Insurance & Financial Holding Ltd.	2,566,775	5,234,293
Oil Refineries Ltd.	10,831,528	8,007,042
Ormat Industries	283,357	2,441,119
Osem Investments Ltd.	128,929	2,242,560
Shikun & Binui Ltd.	1,934,698	5,326,361
Shufersal Ltd.	666,814	4,140,404
Strauss Group Ltd.	200,926	3,264,516

Total Israel		74,247,365

Malaysia - 4.6%
Affin Holdings Bhd	977,900	979,961
Alliance Financial Group Bhd	1,652,200	1,628,892
Berjaya Corp. Bhd	1,132,800	407,786
Boustead Holdings Bhd	431,600	753,043
Dialog Group Bhd	2,921,515	1,695,966
Gamuda Bhd	3,302,283	4,080,330
Genting Plantation Bhd	661,800	1,888,711
Hartalega Holdings Bhd	260,996	451,993
IGB Corp. Bhd	2,040,419	1,376,381
IJM Corp. Bhd	798,000	1,612,304
Kulim Malaysia Bhd	529,000	2,185,653
Lafarge Malayan Cement Bhd	2,458,600	6,115,603
Malaysia Airports Holdings Bhd	649,400	1,322,598
Media Prima Bhd	643,600	542,682
Multi-Purpose Holdings Bhd	1,384,908	992,589
Parkson Holdings Bhd	903,878	1,579,991
Sapuracrest Petroleum Bhd	1,185,040	1,191,381
SP Setia Bhd	2,712,026	5,233,194
Tan Chong Motor Holdings Bhd	173,207	290,972
Top Glove Corp. Bhd	524,100	846,447
UMW Holdings Bhd	2,551,926	5,809,801
Wah Seong Corp. Bhd	598,651	401,884
WCT Bhd	1,409,700	1,458,389

Total Malaysia		42,846,551

Mexico - 1.9%
Alsea S.A.B de C.V.(a)	1,537,189	1,607,730
Bolsa Mexicana de Valores S.A.B de C.V.	1,078,742	2,273,982
Cia Minera Autlan S.A.B de C.V. Series B*	234,597	576,126
Compartamos S.A.B de CV*	871,992	1,898,954
Consorcio ARA S.A.B de C.V.	1,153,362	710,682
Grupo Aeroportuario del Centro Norte S.A.B de C.V.(a)	1,055,288	2,019,199
Grupo Aeroportuario del Pacifico S.A.B de C.V. Class B	621,874	2,535,092

Investments	Shares	Value
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B(a)	708,547	$4,020,691
Grupo Continental S.A.B de C.V.	537,244	1,533,241

Total Mexico		17,175,697

Philippines - 2.9%
Aboitiz Equity Ventures, Inc.	7,050,125	5,970,318
Banco de Oro Unibank, Inc.	698,809	933,128
Energy Development Corp.	25,367,256	3,398,900
Filinvest Land, Inc.	34,943,736	1,044,882
First Philippine Holdings Corp.	1,148,300	1,640,803
International Container Terminal Services, Inc.	806,928	828,846
Jollibee Foods Corp.	893,323	1,812,746
Manila Water Co., Inc.	3,152,127	1,380,000
Megaworld Corp.	19,282,300	1,091,534
Metropolitan Bank & Trust	1,143,480	1,879,264
Philex Mining Corp.	1,392,717	511,818
Robinsons Land Corp.	5,688,092	2,116,318
Security Bank Corp.	448,839	878,520
Universal Robina Corp.	4,252,513	3,392,498
Vista Land & Lifescapes, Inc.	6,536,510	472,968

Total Philippines		27,352,543

Poland - 0.5%
Asseco Poland S.A.	90,425	1,622,138
Eurocash S.A.	70,362	619,444
PBG S.A.	1,693	122,056
TVN S.A.	357,904	2,071,505

Total Poland		4,435,143

South Africa - 11.3%
Acucap Properties Ltd.	86,445	457,329
Adcock Ingram Holdings Ltd.	188,406	1,705,856
Aeci Ltd.	104,474	1,302,816
African Oxygen Ltd.	358,004	1,117,452
Allied Technologies Ltd.	36,592	363,666
Astral Foods Ltd.	157,818	3,065,354
Aveng Ltd.	830,707	5,430,689
AVI Ltd.	889,344	4,051,669
Barloworld Ltd.	248,081	2,512,402
Basil Read Holdings Ltd.	28,548	52,645
City Lodge Hotels Ltd.	105,222	1,288,287
Emira Property Fund	2,583,612	5,400,953
Foschini Group Ltd. (The)	607,718	8,267,335
Grindrod Ltd.	990,576	2,837,383
Group Five Ltd.	201,555	1,112,007
Hudaco Industries Ltd.	13,771	172,768
Illovo Sugar Ltd.	687,638	2,868,731
Investec Ltd.	361,968	3,072,686
JD Group Ltd.	196,026	1,718,552
JSE Ltd.	103,019	1,230,171
Lewis Group Ltd.	331,985	4,079,214
Medi-Clinic Corp., Ltd.	781,780	3,450,550
MMI Holdings Ltd.	1,564,230	3,929,638
Mondi Ltd.	191,966	1,561,088
Mr. Price Group Ltd.	421,017	4,231,966
Murray & Roberts Holdings Ltd.	661,617	4,017,255
Nampak Ltd.	773,675	2,686,213
Northam Platinum Ltd.(a)	201,240	1,377,950
Pick’n Pay Holdings Ltd.	670,543	2,087,924
Raubex Group Ltd.	358,818	1,266,432
Resilient Property Income Fund Ltd.	550,579	2,700,569
Reunert Ltd.	484,144	4,903,095
SA Corporate Real Estate Fund Nominees Pty Ltd.	11,799,223	5,653,711
Santam Ltd.	230,489	4,546,546

See Notes to Schedule of Investments.

50 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2010

Investments	Shares	Value
Spar Group Ltd. (The)	445,033	$6,578,208
Tongaat Hulett Ltd.*	119,462	1,959,207
Wilson Bayly Holmes-Ovcon Ltd.	86,850	1,824,759

Total South Africa		104,883,076

South Korea - 10.6%
Bukwang Pharmaceutical Co., Ltd.	41,409	487,100
Busan Bank*	172,568	2,181,999
Cheil Worldwide, Inc.*	221,161	2,698,987
CJ CheilJedang Corp.*	3,994	763,678
CJ Corp.*	29,277	2,035,382
Daeduck Electronics Co.*	130,517	926,925
Daegu Bank Ltd.*	100,209	1,377,443
Daekyo Co., Ltd.	113,846	601,882
Daewoong Pharmaceutical Co., Ltd.	5,446	229,856
Daishin Securities Co., Ltd.	184,287	2,687,417
Dong-A Pharmaceutical Co., Ltd. Class A*	2,758	298,911
Dongbu Insurance Co., Ltd.	54,763	2,171,412
Dongbu Steel Co., Ltd.*	72,508	636,977
Dongkuk Steel Mill Co., Ltd.*	89,431	2,765,907
Doosan Corp.	12,996	1,763,489
Grand Korea Leisure Co., Ltd.	52,933	963,139
Green Cross Corp./South Korea*	3,841	470,437
GS Home Shopping, Inc.*	1,165	112,199
Halla Climate Control Corp.*	208,880	3,681,029
Halla Engineering & Construc*	18,869	326,703
Handsome Co., Ltd.*	55,784	899,504
Hanjin Heavy Industries & Construction Co., Ltd.*	34,682	1,155,150
Hanjin Heavy Industries & Construction Holdings Co., Ltd.*	33,950	447,222
Hanmi Holdings Co., Ltd.*	1,837	60,052
Hanssem Co., Ltd.*	53,428	652,020
Hanwha Chem Corp.*	229,843	6,278,203
Hanwha Corp.*	76,337	3,141,191
Hotel Shilla Co., Ltd.*	49,768	1,216,902
Huchems Fine Chemical Corp.*	48,018	829,283
Hyosung Corp.*	30,386	2,838,061
Hyundai Department Store Co., Ltd.*	7,952	977,446
Hyundai Development Co.*	63,588	1,905,007
Hyundai Hysco*	55,117	1,221,423
Hyundai Marine & Fire Insurance Co., Ltd.	93,063	2,144,328
Hyundai Securities Co.	181,261	2,379,759
Jinro Ltd.*	21,053	656,689
KEPCO Plant Service & Engineering Co., Ltd.*	30,534	1,409,800
KIWOOM Securities Co., Ltd.	6,751	345,610
Korea Petrochemical Industries Co., Ltd.*	10,304	745,403
Korean Reinsurance Co.	145,194	1,509,639
KP Chemical Corp.*	103,068	1,648,325
LG Fashion Corp.*	47,321	1,307,175
LG Hausys Ltd.*	4,484	344,528
LG International Corp.*	34,655	1,180,206
LIG Insurance Co., Ltd.	59,972	1,218,041
LS Corp.*	20,450	1,919,046
LS Industrial Systems Co., Ltd.*	39,094	3,114,017
MegaStudy Co., Ltd.*	682	105,885
Mirae Asset Securities Co., Ltd.	11,878	626,921
Nexen Tire Corp.*	84,313	624,045
Orion Corp./Republic of South Korea*	472	160,536
Paradise Co., Ltd.*	316,659	1,114,682
Poongsan Corp./New*	49,938	2,112,102
S&T Dynamics Co., Ltd.*	47,312	952,577

Investments	Shares	Value
S1 Corp.*	61,386	$3,029,003
Samsung Fine Chemicals Co., Ltd.*	23,997	1,752,887
Samyang Corp.*	6,172	379,598
Seah Besteel Corp.*	50,003	1,625,791
SK Chemicals Co., Ltd.*	16,090	876,167
SK Networks Co., Ltd.*	185,104	2,177,406
SKC Co., Ltd.*	39,381	1,322,069
STX Engine Co., Ltd.*	26,216	801,564
STX Offshore & Shipbuilding Co., Ltd.*	79,238	1,745,484
STX Pan Ocean Co., Ltd.*	139,486	1,407,273
Sungwoo Hitech Co., Ltd.*	50,014	601,543
Taeyoung Engineering & Construction*	97,124	534,871
Woongjin Thinkbig Co., Ltd.*	32,405	622,459
Woori Investment & Securities Co., Ltd.	221,008	4,595,814
Youngone Corp.*	36,429	338,643
Youngone Holdings Co., Ltd.*	20,655	667,024
Yuhan Corp.*	9,411	1,438,725

Total South Korea		98,337,972

Taiwan - 19.9%
Ability Enterprise Co., Ltd.	726,162	1,247,774
AcBel Polytech, Inc.	1,422,599	1,239,312
Accton Technology Corp.	1,007,683	705,048
ACES Electronic Co., Ltd.	123,925	248,645
Advantech Co., Ltd.	1,042,019	2,948,453
Alpha Networks, Inc.	707,606	606,731
Altek Corp.	838,962	1,273,269
Ambassador Hotel (The)	314,977	518,543
AmTRAN Technology Co., Ltd.	841,236	774,688
Arcadyan Technology Corp.	199,863	418,145
Asia Polymer Corp.	348,371	563,960
ASROCK, Inc.	118,146	443,708
AV Tech Corp.	307,296	926,425
Avermedia Technologies, Inc.	644,763	891,189
BES Engineering Corp.	654,987	233,631
Catcher Technology Co., Ltd.	510,314	1,890,279
Cheng Uei Precision Industry Co., Ltd.	1,195,345	2,722,237
Chicony Electronics Co., Ltd.	1,057,288	2,357,063
China Electric Manufacturing Corp.	335,101	278,135
China Steel Chemical Corp.	690,232	2,840,802
China Synthetic Rubber Corp.	1,165,202	1,200,910
Chinese Maritime Transport Ltd.	1,070,218	2,496,007
Chin-Poon Industrial Co., Ltd.	176,647	152,070
Chroma ATE, Inc.	501,962	1,499,525
Chung Hsin Electric & Machinery Manufacturing Corp.	999,531	613,640
Compal Communications, Inc.	1,218,231	1,201,246
Continental Holdings Corp.*	126,032	59,436
CSBC Corp. Taiwan	1,078,797	1,017,506
CTCI Corp.	1,933,032	2,161,331
Cyberlink Corp.	321,929	1,214,556
Darfon Electronics Corp.	466,059	588,238
Depo Auto Parts Industries Co., Ltd.	362,126	961,314
D-Link Corp.	538,163	553,732
Dynamic Electronics Co., Ltd.	530,014	356,294
Elite Semiconductor Memory Technology, Inc.	140,282	226,614
Elitegroup Computer Systems Co., Ltd.	678,414	262,929
Eternal Chemical Co., Ltd.	2,200,361	2,565,887
Everlight Electronics Co., Ltd.	718,579	2,080,087
Far Eastern Department Stores Co., Ltd.	812,640	1,358,743
Faraday Technology Corp.	660,360	1,290,982
Farglory Land Development Co., Ltd.	1,398,746	3,765,938
Feng Hsin Iron & Steel Co.	1,212,950	2,317,196
Feng TAY Enterprise Co., Ltd.	837,436	940,649
First Steamship Co., Ltd.	199,977	466,395

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds 51

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2010

Investments	Shares	Value
Flytech Technology Co., Ltd.	133,598	$362,902
Formosa Advanced Technologies Co., Ltd.	315,629	411,363
Formosa International Hotels Corp.	45,852	811,470
Formosa Taffeta Co., Ltd.	5,034,031	4,903,417
Formosan Rubber Group, Inc.	356,080	403,020
FSP Technology, Inc.	352,200	472,314
Gemtek Technology Corp.	1,004,778	1,523,200
Getac Technology Corp.	1,039,235	646,927
Giant Manufacturing Co., Ltd.	365,464	1,491,613
Gigabyte Technology Co., Ltd.	1,036,221	1,089,300
Global Mixed Mode Technology, Inc.	175,848	844,365
Global Unichip Corp.	167,433	700,593
Great China Metal Industry	504,694	476,020
Great Wall Enterprise Co., Ltd.	1,027,923	1,114,069
Greatek Electronics, Inc.	1,196,436	1,247,463
Green Energy Technology, Inc.	303,469	874,295
Hannstar Board Corp.	334,758	242,258
Holtek Semiconductor, Inc.	512,482	794,478
Holystone Enterprise Co., Ltd.	550,636	698,765
Hotai Motor Co., Ltd.	510,567	1,562,004
Huaku Development Co., Ltd.	852,611	2,585,043
Hung Poo Real Estate Development Corp.	843,619	1,258,636
Hung Sheng Construction Co., Ltd.	2,059,845	1,430,620
I-Chiun Precision Industry Co., Ltd.	188,086	238,361
Infortrend Technology, Inc.	300,000	405,398
Inventec Appliances Corp.	2,782,289	2,328,395
Inventec Co., Ltd.	7,416,378	4,197,014
I-Sheng Electric Wire & Cable Co., Ltd.	232,185	392,596
ITE Technology, Inc.	152,481	323,721
ITEQ Corp.	373,381	567,310
Kindom Construction Co., Ltd.	687,132	784,782
King Slide Works Co., Ltd.	38,948	197,034
Kinsus Interconnect Technology Corp.	544,368	1,848,385
KYE Systems Corp.	489,316	438,860
Largan Precision Co., Ltd.	158,876	3,950,580
LCY Chemical Corp.	1,178,602	2,405,186
Lien Hwa Industrial Corp.	539,449	433,868
LITE-ON IT Corp.	1,418,222	1,622,201
Long Bon International Co., Ltd.	885,396	417,547
Macronix International	5,196,722	3,636,003
Makalot Industrial Co., Ltd.	302,144	709,854
Merida Industry Co., Ltd.	477,102	860,719
Merry Electronics Co., Ltd.	381,203	687,712
Micro-Star International Co., Ltd.	1,337,420	786,677
MIN AIK Technology Co., Ltd.	163,819	537,139
Mitac International Corp.	1,049,798	505,879
Nantex Industry Co., Ltd.	187,310	139,086
National Petroleum Co., Ltd.	526,250	679,550
Nien Hsing Textile Co., Ltd.	550,310	465,253
Novatek Microelectronics Corp., Ltd.	1,421,417	4,582,621
Oriental Union Chemical Corp.	1,720,698	2,218,999
Paragon Technologies Co., Ltd.	127,606	260,845
Phihong Technology Co., Ltd.	316,363	571,822
Pou Chen Corp.	3,089,908	2,856,071
Powertech Technology, Inc.	888,890	2,957,225
Radiant Opto-Electronics Corp.	818,447	1,628,108
Ralink Technology Corp.	152,251	535,240
Realtek Semiconductor Corp.	659,442	1,574,166
Richtek Technology Corp.	176,127	1,467,901
Ruentex Development Co., Ltd.	836,043	1,470,993
Senao International Co., Ltd.	890,240	1,801,456
Shih Wei Navigation Co., Ltd.	1,922,611	2,621,158
Shihlin Electric & Engineering Corp.	351,543	482,887

Investments	Shares	Value
Shin Zu Shing Co., Ltd.	195,372	$524,003
Silitech Technology Corp.	302,284	936,198
Sincere Navigation	1,908,687	2,310,862
Sonix Technology Co., Ltd.	342,302	786,591
Standard Foods Corp.	375,169	975,351
Star Comgistic Capital Co., Ltd.*	48,400	73,040
Sunrex Technology Corp.	362,157	408,034
Syncmold Enterprise Corp.	306,680	516,980
Taiflex Scientific Co., Ltd.	149,203	337,743
Taiwan Cogeneration Corp.	1,399,299	878,266
Taiwan Glass Industrial Corp.	541,494	675,092
Taiwan HON Chuan Enterprise Co., Ltd.	644,308	1,469,534
Taiwan Navigation Co., Ltd.	1,385,000	1,767,085
Taiwan Secom Co., Ltd.	1,335,936	2,533,818
Taiwan Sogo Shin Kong SEC	334,269	282,030
Teco Electric and Machinery Co., Ltd.	3,285,683	2,197,480
Test Research, Inc.	170,965	280,285
Test-Rite International Co.	1,000,218	789,018
Ton Yi Industrial Corp.	3,468,037	1,903,129
Tong Hsing Electronic Industries Ltd.	138,820	611,815
Tripod Technology Corp.	375,344	1,531,938
Tsann Kuen Enterprise Co., Ltd.	390,894	805,746
TSRC Corp.	2,046,928	4,738,828
Tung Ho Steel Enterprise Corp.	2,439,559	2,765,333
TXC Corp.	528,970	1,010,534
U-Ming Marine Transport Corp.	4,193,681	9,133,426
United Integrated Services Co., Ltd.	357,031	511,243
Wah Lee Industrial Corp.	325,152	650,159
Wistron NeWeb Corp.	302,416	725,014
WPG Holdings Co., Ltd.	1,550,894	2,994,712
WT Microelectronics Co., Ltd.	185,942	299,099
Yageo Corp.	864,432	425,449
Yieh Phui Enterprise Co., Ltd.	1,204,234	464,652
Young Fast Optoelectronics Co., Ltd.	227,214	2,170,326
Yung Shin Pharmaceutical Industrial Co., Ltd.*	366,655	521,880
Yungtay Engineering Co., Ltd.	540,994	812,702
Zinwell Corp.	885,317	1,742,911

Total Taiwan		184,572,305

Thailand - 9.6%
Airports of Thailand PCL	753,572	974,931
Asian Property Development PCL	8,682,286	1,670,501
Bangkok Dusit Medical Services PCL	1,620,244	2,499,298
Bangkok Expressway PCL	3,547,577	2,318,370
Bangkok Life Assurance PCL	986,782	1,006,586
BEC World PCL	5,527,206	5,821,489
Big C Supercenter PCL	673,939	2,028,859
Bumrungrad Hospital PCL	913,366	961,996
Central Pattana PCL	3,964,980	3,518,435
Delta Electronics Thai PCL	4,479,072	5,200,449
Electricity Generating PCL	1,770,903	6,080,228
Esso Thailand PCL	12,161,563	3,207,312
Glow Energy PCL	3,566,077	5,589,555
Hana Microelectronics PCL	2,543,096	2,109,053
Khon Kaen Sugar Industry PCL	1,022,138	423,842
Kiatnakin Bank PCL	1,496,810	1,936,493
Land and Houses PCL	25,422,963	5,439,645
LPN Development PCL	5,522,102	1,630,344
Major Cineplex Group PCL	1,444,557	622,964
MCOT PCL	2,628,410	2,550,373
Minor International PCL	3,257,031	1,274,937
Precious Shipping PCL	5,018,298	3,029,790
Preuksa Real Estate PCL	3,982,081	2,443,805
Quality Houses PCL	29,234,372	2,036,563

See Notes to Schedule of Investments.

52 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2010

Investments	Shares	Value
Ratchaburi Electricity Generating Holding PCL	4,463,289	$5,663,321
Siam City Cement PCL	49,783	386,440
Siam Makro PCL	175,096	987,438
Thai Airways International PCL	687,671	1,117,793
Thai Tap Water Supply PCL	15,845,524	3,337,836
Thai Union Frozen Products PCL	2,261,424	3,938,456
Thai Vegetable Oil PCL	3,572,480	3,851,571
Thanachart Capital PCL	2,286,943	2,731,131
Thoresen Thai Agencies PCL	868,471	596,363
Tisco Financial Group PCL	1,356,407	1,833,591
TPI Polene PCL	1,025,389	418,387

Total Thailand		89,238,145

Turkey - 7.9%
Adana Cimento Class A	131,787	481,249
Akcansa Cimento A.S.	233,893	1,145,909
Aksa Akrilik Kimya Sanayii	729,947	1,759,651
Aksigorta A.S.	2,472,964	3,679,719
Albaraka Turk Katilim Bankasi A.S.(a)	611,263	1,072,391
Anadolu Hayat Emeklilik A.S.	744,117	2,591,597
Anadolu Sigorta	1,910,810	1,688,565
Asya Katilim Bankasi A.S.	700,619	1,292,890
Cimsa Cimento Sanayi ve Tica	180,588	1,173,411
Dogan Sirketler Grubu Holdings*	13,287,281	9,669,756
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,335,852	2,170,000
Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	64,137	2,229,584
Ford Otomotiv Sanayi A.S.	2,263,763	19,195,651
Hurriyet Gazetecilik A.S.(a)	2,333,027	2,759,005
Is Yatirim Menkul Degerler A.S.	326,312	553,395
Mardin Cimento Sanayii ve Ticaret A.S.	71,073	353,749
Sekerbank TAS	920,320	1,058,458
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,958,883	3,283,897
Tekfen Holding A.S.	317,349	1,332,082
Tofas Turk Otomobil Fabrikasi A.S.	1,141,769	5,905,446
Turcas Petrolculuk A.S.	488,207	1,224,483
Turkiye Sinai Kalkinma Bankasi A.S.(a)	1,476,654	2,504,267
Ulker Biskuvi Sanayi A.S.	630,117	2,251,880
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	1,679,200	3,731,556
Yazicilar Holding A.S. Class A	80,810	706,234

Total Turkey		73,814,825

TOTAL COMMON STOCKS (Cost: $765,105,056)		916,181,591

EXCHANGE-TRADED FUNDS - 1.3%
United States - 1.3%
WisdomTree Emerging Markets Equity Income Fund(a)(b)	24,695	1,474,044
WisdomTree India Earnings Fund(a)(b)	405,920	10,712,229

TOTAL EXCHANGE-TRADED FUNDS (Cost: $10,980,129)		12,186,273

RIGHTS - 0.0%

Philippines - 0.0%
Metropolitan Bank & Trust, expiring 01/14/11*	114,689	57,593
Taiwan - 0.0%
LCY Chemical Corp., expiring 2/09/11*	54,077	1,855

TOTAL RIGHTS (Cost: $0)		59,448

Investments	Shares	Value
TOTAL LONG-TERM INVESTMENTS (Cost: $776,085,185)		$928,427,313

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
Invesco Treasury Fund Private Class 0.02%(c) (Cost: $4,979)	4,979	4,979

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%
MONEY MARKET FUND - 1.9%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(d) (Cost: $17,685,000)(e)	17,685,000	17,685,000

TOTAL INVESTMENTS IN SECURITIES - 101.8% (Cost: $793,775,164)(f)		946,117,291
Liabilities in Excess of Foreign Currency and Other Assets - (1.8)%		(16,389,356)

NET ASSETS - 100.0%		$929,727,935

ADR	-	American Depositary Receipt
PCL	-	Public Company Limited

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2010.
(d)	Interest rate shown reflects yield as of December 31, 2010.
(e)	At December 31, 2010, the total market value of the Fund’s securities on loan was $16,654,935 and the total market value of the collateral held by the Fund was $17,685,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds 53

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 100.1%

Egypt - 10.4%
Commercial International Bank Egypt S.A.E	18,415	$150,365
Eastern Co.	1,113	22,998
Egyptian Co. For Mobile Services	13,278	377,228
Egyptian Financial Group-Hermes Holding S.A.E	936	5,469
Egyptian International Pharmaceutical Industrial Co.	8,834	56,352
Ghabbour Auto	1,681	12,579
Maridive & Oil Services S.A.E	20,303	72,279
National Societe Generale Bank S.A.E	15,844	136,414
Orascom Construction Industries	10,486	518,628
Sidi Kerir Petrochemcials Co.	85,426	212,351
Telecom Egypt	175,128	545,447

Total Egypt		2,110,110

Jordan - 1.1%
Arab Bank PLC	12,495	176,080
Jordan Petroleum Refinery Co.	495	3,663
Jordan Phosphate Mines	1,675	40,042

Total Jordan		219,785

Kuwait - 32.1%
Boubyan Petrochemicals Co.	50,000	95,983
Gulf Cable & Electrical Industries Co.	5,000	35,549
Kuwait Finance House	73,099	301,439
Kuwait Portland Cement Co.	5,000	29,506
Kuwait Projects Co. Holdings KSC	56,125	86,791
Mobile Telecommunications Co. KSC	892,624	4,823,280
National Bank of Kuwait	145,925	747,003
National Mobile Telecommunication Co. KSC	57,500	388,375

Total Kuwait		6,507,926

Morocco - 9.0%
Attijariwafa Bank	510	24,875
Douja Promotion Groupe Addoha S.A.	2,454	30,585
Maroc Telecom	98,436	1,769,488

Total Morocco		1,824,948

Oman - 3.2%
Oman Telecommunications Co.	189,274	628,783
Raysut Cement Co.	6,925	22,034

Total Oman		650,817

Qatar - 25.5%
Barwa Real Estate Co.	14,768	146,423
Commercial Bank of Qatar	23,390	591,013
Doha Bank QSC	22,058	393,785
Gulf International Services OSC	11,428	89,453
Industries Qatar QSC	32,842	1,244,767
Qatar Electricity & Water Co.	13,104	459,234
Qatar Gas Transport Co. Nakilat	15,047	82,653
Qatar Insurance Co.	4,979	114,185
Qatar International Islamic Bank	11,536	154,616
Qatar Islamic Bank	19,776	437,234
Qatar National Bank S.A.Q	13,289	675,216
Qatar Telecom Q-Tel QSC	15,795	775,217

Total Qatar		5,163,796

United Arab Emirates - 18.8%
Abu Dhabi National Hotels	208,786	170,526
Air Arabia	1,095,364	244,236
Aldar Properties PJSC	159,353	98,915
DP World Ltd.	445,929	280,935
Drake & Scull International	1,482,638	419,794

Investments	Shares	Value
Dubai Financial Market	573,565	$235,791
Dubai Investments PJSC	874,474	185,699
Dubai Islamic Bank PJSC	692,637	411,083
Emirates NBD PJSC	761,374	572,102
First Gulf Bank PJSC	110,680	549,920
Gulf Navigation Holding	1,035,090	119,203
National Bank of Abu Dhabi PJSC	110,039	352,007
Tamweel PJSC*†	65,235	—
Waha Capital PJSC	879,877	177,264

Total United Arab Emirates		3,817,475

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $17,294,938)(a)		20,294,857
Liabilities in Excess of Foreign Currency and Other Assets - (0.1)%		(23,442)

NET ASSETS - 100.0%		$20,271,415

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments. 54 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Hedged Equity Fund (HEDJ)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 101.3%

Australia - 11.7%
Adelaide Brighton Ltd.	3,548	$12,002
AGL Energy Ltd.	1,182	18,453
Amalgamated Holdings Ltd.	2,191	14,576
Amcor Ltd.	2,658	18,391
AMP Ltd.	6,157	33,386
Australia & New Zealand Banking Group Ltd.	7,167	171,541
AXA Asia Pacific Holdings Ltd.	3,008	19,456
Bank of Queensland Ltd.	1,192	12,695
Bendigo and Adelaide Bank Ltd.	1,229	12,535
BHP Billiton Ltd.	5,117	237,344
Brambles Ltd.	2,903	21,187
Cabcharge Australia Ltd.	1,943	11,631
Coal & Allied Industries Ltd.	324	39,837
Coca-Cola Amatil Ltd.	2,112	23,511
Cochlear Ltd.	146	12,034
Commonwealth Bank of Australia	4,029	209,676
Consolidated Media Holdings Ltd.	4,550	14,552
Crane Group Ltd.	1,453	13,985
Cromwell Group	17,179	13,383
Crown Ltd.	2,678	22,647
CSL Ltd.	652	24,254
CSR Ltd.	10,438	17,975
David Jones Ltd.	2,978	13,615
DUET Group(a)	8,206	14,173
Envestra Ltd.(a)	23,972	12,900
Fleetwood Corp., Ltd.	897	11,944
Foster’s Group Ltd.	6,363	37,047
Goodman Fielder Ltd.	10,240	14,118
GWA International Ltd.	4,029	12,679
Harvey Norman Holdings Ltd.	4,431	13,353
Insurance Australia Group Ltd.	5,557	22,101
Leighton Holdings Ltd.	824	25,998
Lend Lease Group(a)	2,239	19,807
Macquarie Group Ltd.	672	25,494
Metcash Ltd.	3,971	16,730
Monadelphous Group Ltd.	755	14,163
National Australia Bank Ltd.	6,863	166,728
OneSteel Ltd.	4,134	10,975
Orica Ltd.	899	22,946
Origin Energy Ltd.	1,834	31,320
Perpetual Ltd.	353	11,293
Platinum Asset Management Ltd.	2,723	13,928
Primary Health Care Ltd.	3,398	13,131
QBE Insurance Group Ltd.	3,010	56,000
Rio Tinto Ltd.	332	29,087
Salmat Ltd.	3,458	15,454
Santos Ltd.	1,628	21,944
Sonic Healthcare Ltd.	1,356	16,124
SP AusNet(a)	14,513	12,943
Spark Infrastructure Group(b)	11,423	13,290
Suncorp Group Ltd.	3,404	30,043
TABCORP Holdings Ltd.	3,755	27,367
Tatts Group Ltd.	8,808	23,294
Telstra Corp., Ltd.	66,839	191,152
Toll Holdings Ltd.	2,153	12,646
Transurban Group(a)	2,977	15,624
UGL Ltd.	903	13,357
Wesfarmers Ltd.	3,120	102,341
Westpac Banking Corp.	9,983	227,277
Woodside Petroleum Ltd.	1,087	47,422
Woolworths Ltd.	2,963	81,914
WorleyParsons Ltd.	815	22,339

Total Australia		2,459,112

Investments	Shares	Value
Austria - 0.9%
Erste Group Bank AG	409	$19,281
Oesterreichische Post AG	727	24,115
OMV AG	643	26,827
Raiffeisen International Bank Holding AG	328	18,041
Strabag SE	430	11,826
Telekom Austria AG	1,818	25,658
Verbund AG(c)	780	29,174
Vienna Insurance Group AG Wiener Versicherung Gruppe	341	17,793
Voestalpine AG	508	24,296

Total Austria		197,011

Belgium - 1.2%
Ageas	5,454	12,512
Anheuser-Busch InBev N.V.	727	41,743
Befimmo SCA Sicafi	215	17,681
Belgacom S.A.	1,276	43,009
Cie Maritime Belge S.A.	395	12,215
Cofinimmo	130	16,988
Mobistar S.A.	567	36,900
Solvay S.A.	267	28,566
Tessenderlo Chemie N.V.	412	15,028
UCB S.A.	382	13,155
Umicore	289	15,090

Total Belgium		252,887

Denmark - 0.5%
FLSmidth & Co. A/S	175	16,760
H. Lundbeck A/S	836	15,953
Novo Nordisk A/S Class B	526	59,561
Tryg A/S	294	13,629

Total Denmark		105,903

Finland - 1.7%
Fortum Oyj	2,386	72,117
Kone Oyj Class B	534	29,802
Konecranes Oyj	305	12,639
Metso Oyj	269	15,085
Nokia Oyj	9,393	97,533
Orion Oyj Class B	567	12,452
Pohjola Bank PLC	1,083	13,032
Sampo Oyj	1,545	41,558
Sanoma Oyj	762	16,581
UPM-Kymmene Oyj	1,322	23,446
Wartsila Oyj	323	24,743

Total Finland		358,988

France - 15.8%
ABC Arbitrage	2,297	22,403
Accor S.A.	689	30,780
Aeroports de Paris	260	20,604
Air Liquide S.A.	405	51,420
Alstom S.A.	564	27,095
AXA S.A.	5,485	91,612
BNP Paribas	2,021	129,084
Bouygues S.A.	982	42,493
Canal Plus	1,481	9,974
Cap Gemini S.A.	328	15,370
Carrefour S.A.	1,279	52,934
Casino Guichard Perrachon S.A.	313	30,632
CFAO S.A.	315	13,764
Christian Dior S.A.	250	35,853
Cie Generale des Etablissements Michelin Class B	178	12,823

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds 55

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

December 31, 2010

Investments	Shares	Value
Cie Generale d’Optique Essilor International S.A.	318	$20,552
Ciments Francais S.A.	185	17,993
CNP Assurances	1,857	33,644
Compagnie de Saint-Gobain	993	51,288
Credit Agricole S.A.	6,272	79,969
Danone	1,015	64,026
Eiffage S.A.	252	11,158
Electricite de France S.A.	3,745	154,215
Eutelsat Communications	475	17,454
France Telecom S.A.	15,337	320,873
GDF Suez	8,151	293,604
ICADE	177	18,130
Klepierre	669	24,228
Lafarge S.A.	822	51,741
Lagardere SCA	528	21,838
Legrand S.A.	644	26,329
L’Oreal S.A.	653	72,781
LVMH Moet Hennessy Louis Vuitton S.A.	529	87,362
M-6 Metropole Television S.A.	1,254	30,450
Neopost S.A.	239	20,905
Nexity	311	14,250
PagesJaunes Groupe	2,316	21,128
Pernod-Ricard S.A.	134	12,648
PPR	254	40,550
Publicis Groupe S.A.	375	19,620
Rallye S.A.	305	13,169
Remy Cointreau S.A.	206	14,633
Sanofi-Aventis S.A.	3,384	217,230
Schneider Electric S.A.	373	56,045
SCOR SE	1,074	27,376
Societe Generale	278	15,000
Societe Immobiliere de Location pour l’Industrie et le Commerce	122	15,167
Societe Television Francaise 1	863	15,051
Sodexo	302	20,893
Suez Environnement Co.	1,585	32,852
Technip S.A.	222	20,580
TOTAL S.A.	8,177	434,955
Vallourec S.A.	340	35,852
Veolia Environnement S.A.	1,762	51,697
Vinci S.A.	1,345	73,402
Vivendi S.A.	5,598	151,702

Total France		3,309,181

Germany - 6.9%
Allianz SE	953	113,697
BASF SE	1,599	128,065
Bayer AG	1,097	81,384
Bayerische Motoren Werke AG	333	26,290
Bilfinger Berger SE	211	17,890
Deutsche Bank AG	504	26,437
Deutsche Boerse AG	392	27,241
Deutsche Post AG	2,813	47,927
Deutsche Telekom AG	15,525	201,090
E.ON AG	5,051	155,412
Fielmann AG	254	24,241
Fraport AG Frankfurt Airport Services Worldwide	232	14,678
Fresenius Medical Care AG & Co. KGaA	370	21,458
Hamburger Hafen und Logistik AG	251	11,634
Hannover Rueckversicherung AG	514	27,675
Hochtief AG	147	12,531
Linde AG	194	29,553
Merck KGAA	171	13,730
Metro AG	427	30,865

Investments	Shares	Value
Muenchener Rueckversicherungs AG	466	$70,925
RWE AG	1,564	104,679
Salzgitter AG	214	16,585
SAP AG	824	42,117
Siemens AG	952	118,392
ThyssenKrupp AG	709	29,472
United Internet AG Registered Shares	823	13,431
Volkswagen AG	319	45,320

Total Germany		1,452,719

Hong Kong - 5.0%
Bank of East Asia Ltd.	3,600	15,074
BOC Hong Kong Holdings Ltd.	23,000	78,258
Cheung Kong (Holdings) Ltd.	3,000	46,272
China Merchants Holdings International Co., Ltd.	2,000	7,898
China Mobile Ltd.	30,000	297,930
China Overseas Land & Investment Ltd.	4,000	7,399
China Resources Enterprise Ltd.	2,000	8,194
China Resources Power Holdings Co., Ltd.	4,000	7,245
China Unicom Hong Kong Ltd.	18,000	25,749
Citic Pacific Ltd.	7,000	18,190
CLP Holdings Ltd.	4,500	36,527
CNOOC Ltd.	55,000	130,466
Fushan International Energy Group Ltd.	18,000	12,342
Hang Seng Bank Ltd.	4,400	72,337
Hong Kong & China Gas Co., Ltd.	7,600	17,911
Hong Kong Exchanges and Clearing Ltd.	1,800	40,822
Hongkong Electric Holdings Ltd.	4,500	28,365
Hutchison Whampoa Ltd.	7,000	72,038
MTR Corp.	7,000	25,484
New World Development Ltd.	8,000	15,025
Shanghai Industrial Holdings Ltd.	1,000	4,322
Sino Land Co., Ltd.	10,000	18,704
Sun Hung Kai Properties Ltd.	2,000	33,215
Wharf Holdings Ltd.	5,000	38,463

Total Hong Kong		1,058,230

Ireland - 0.2%
CRH PLC	1,403	29,174
DCC PLC	538	17,033

Total Ireland		46,207

Italy - 4.8%
A2A SpA	16,165	22,315
Assicurazioni Generali SpA	1,544	29,434
Atlantia SpA	1,725	35,337
Banca Carige SpA	6,731	14,159
Banca Popolare di Sondrio S.c.r.l.	1,364	11,254
Edison SpA	15,818	18,250
Enel SpA	44,659	224,072
ENI SpA	11,295	247,597
Fiat SpA	1,212	25,088
Finmeccanica SpA	1,373	15,666
Intesa Sanpaolo SpA	19,268	52,473
Iren SpA	11,503	19,336
Lottomatica SpA	943	11,734
Mediaset SpA	4,144	25,170
Parmalat SpA	7,903	21,735
Pirelli & C SpA	1,676	13,603
Prysmian SpA	672	11,494
Saipem SpA	562	27,776
Snam Rete Gas SpA	9,344	46,632
Telecom Italia SpA	43,986	57,062
Terna Rete Elettrica Nazionale SpA	6,057	25,677
UniCredit SpA	14,270	29,635

See Notes to Schedule of Investments.

56 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

December 31, 2010

Investments	Shares	Value
Unione di Banche Italiane SCPA	1,383	$12,153

Total Italy		997,652

Japan - 11.7%
Aeon Co., Ltd.	1,500	18,790
Aisin Seiki Co., Ltd.	500	17,712
Ajinomoto Co., Inc.	1,000	10,431
Asahi Glass Co., Ltd.	1,000	11,701
Asahi Kasei Corp.	2,000	13,069
Astellas Pharma, Inc.	1,000	38,160
Bank of Yokohama Ltd. (The)	2,000	10,382
Bridgestone Corp.	800	15,476
Canon, Inc.	1,800	93,434
Chiyoda Co., Ltd.	1,000	13,279
Chubu Electric Power Co., Inc.	1,200	29,532
Chugai Pharmaceutical Co., Ltd.	900	16,534
Chugoku Electric Power Co., Inc. (The)	900	18,310
Circle K Sunkus Co., Ltd.	900	14,459
Coca-Cola West Co., Ltd.	900	16,323
Cosmo Oil Co., Ltd.	4,000	13,119
Dai Nippon Printing Co., Ltd.	2,000	27,273
Daiichi Sankyo Co., Ltd.	1,400	30,674
Daikin Industries Ltd.	200	7,102
Daito Trust Construction Co., Ltd.	200	13,711
Daiwa House Industry Co., Ltd.	1,000	12,305
Daiwa Securities Group, Inc.	2,000	10,308
Denso Corp.	700	24,183
East Japan Railway Co.	400	26,040
Eisai Co., Ltd.	900	32,624
Fast Retailing Co., Ltd.	100	15,942
FUJIFILM Holdings Corp.	600	21,720
Honda Motor Co., Ltd.	1,200	47,568
House Foods Corp.	1,000	16,053
Hoya Corp.	900	21,883
ITOCHU Corp.	2,500	25,338
Itochu Techno-Solutions Corp.	200	7,509
Japan Tobacco, Inc.	9	33,346
JS Group Corp.	900	19,830
Kajima Corp.	6,000	15,979
Kaken Pharmaceutical Co., Ltd.	1,000	12,157
Kandenko Co., Ltd.	3,000	20,159
Kansai Electric Power Co., Inc. (The)	1,200	29,650
Kao Corp.	900	24,280
KDDI Corp.	6	34,696
Kirin Holdings Co., Ltd.	1,000	14,044
Komatsu Ltd.	800	24,235
Konami Corp.	800	17,025
Konica Minolta Holdings, Inc.	500	5,203
Kubota Corp.	1,000	9,482
Kyocera Corp.	200	20,443
Kyushu Electric Power Co., Inc.	900	20,196
Lawson, Inc.	300	14,851
Mabuchi Motor Co., Ltd.	300	15,480
Marubeni Corp.	2,000	14,081
Maruichi Steel Tube Ltd.	800	17,015
MEIJI Holdings Co., Ltd.	200	9,050
Mitsubishi Chemical Holdings Corp.	3,500	23,778
Mitsubishi Corp.	1,600	43,361
Mitsubishi Heavy Industries Ltd.	2,000	7,521
Mitsubishi Tanabe Pharma Corp.	1,000	16,904
Mitsubishi UFJ Financial Group, Inc.	16,000	86,604
Mitsui & Co., Ltd.	1,500	24,801
Mitsui Fudosan Co., Ltd.	1,000	19,962
Mizuho Financial Group, Inc.	36,800	69,421
MS&AD Insurance Group Holdings	800	20,073
Nichirei Corp.	2,000	9,247

Investments	Shares	Value
Nippon Express Co., Ltd.	3,000	$13,538
Nippon Kayaku Co., Ltd.	1,000	10,591
Nippon Telegraph & Telephone Corp.	2,300	104,217
Nomura Research Institute Ltd.	800	17,834
NTT DoCoMo, Inc.	72	125,881
Obic Co., Ltd.	80	16,492
OJI Paper Co., Ltd.	2,000	9,691
Oracle Corp.	500	24,598
Panasonic Corp.	1,400	19,903
Park24 Co., Ltd.	1,500	16,072
Ricoh Co., Ltd.	1,000	14,672
Sankyo Co., Ltd.	200	11,306
Secom Co., Ltd.	500	23,704
Seven & I Holdings Co., Ltd.	1,400	37,458
Sharp Corp.	1,000	10,320
Shimizu Corp.	2,000	8,557
Shin-Etsu Chemical Co., Ltd.	500	27,125
Shiseido Co., Ltd.	800	17,498
Showa Shell Sekiyu K.K.	2,300	21,099
Sony Corp.	600	21,653
Sumitomo Corp.	1,800	25,500
Sumitomo Electric Industries Ltd.	1,400	19,471
Sumitomo Metal Industries Ltd.	9,000	22,193
Sumitomo Mitsui Financial Group, Inc.	1,800	64,183
Sumitomo Trust & Banking Co., Ltd. (The)	2,000	12,626
T&D Holdings, Inc.	700	17,779
Taisei Corp.	7,000	16,398
Takeda Pharmaceutical Co., Ltd.	1,600	78,811
Tohoku Electric Power Co., Inc.	1,000	22,317
Tokai Tokyo Financial Holdings, Inc.	2,000	7,595
Tokio Marine Holdings, Inc.	900	26,932
Tokyo Electric Power Co., Inc. (The)	1,500	36,675
TonenGeneral Sekiyu K.K.	2,000	21,898
Toppan Printing Co., Ltd.	3,000	27,446
Toyota Motor Corp.	2,200	87,344
Trend Micro, Inc.*	500	16,528
Yahoo! Japan Corp.	50	19,419

Total Japan		2,459,142

Netherlands - 1.5%
Akzo Nobel N.V.	350	21,827
CSM	367	12,895
Fugro N.V. CVA	216	17,821
Heineken N.V.	402	19,787
Koninklijke DSM N.V.	400	22,863
Koninklijke KPN N.V.	4,605	67,462
Koninklijke Philips Electronics N.V.	1,312	40,342
Reed Elsevier N.V.	1,515	18,814
TNT N.V.	448	11,870
Unilever N.V. CVA	2,208	69,018
Wolters Kluwer N.V.	787	17,315

Total Netherlands		320,014

New Zealand - 0.3%
Telecom Corp. of New Zealand Ltd.	11,161	18,920
TrustPower Ltd.	4,339	24,914
Warehouse Group Ltd. (The)	5,950	16,268

Total New Zealand		60,102

Norway - 1.5%
Aker ASA	671	16,162
Aker Solutions ASA	771	13,165
DnB NOR ASA	2,041	28,758
Fred Olsen Energy ASA	437	19,382
Marine Harvest ASA	16,976	18,020
Orkla ASA	3,028	29,538

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds 57

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

December 31, 2010

Investments	Shares	Value
Statoil ASA	5,630	$134,248
Telenor ASA	2,108	34,381
Yara International ASA	340	19,742

Total Norway		313,396

Portugal - 0.8%
Banco Espirito Santo S.A.	2,919	11,278
Brisa Auto-Estradas de Portugal S.A.	2,559	17,917
Cimpor Cimentos de Portugal, SGPS, S.A.	2,182	14,841
EDP-Energias de Portugal S.A.	11,310	37,796
Galp Energia, SGPS, S.A. Class B	1,359	26,144
Novabase, SGPS, S.A.	2,651	10,314
Portugal Telecom, SGPS, S.A.	3,038	34,154
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	2,848	12,952

Total Portugal		165,396

Singapore - 2.2%
Ascendas India Trust	16,508	11,984
CapitaLand Ltd.	7,000	20,273
Cityspring Infrastructure Trust	34,000	15,128
DBS Group Holdings Ltd.	4,000	44,713
Fraser and Neave Ltd.	2,000	10,008
Keppel Corp., Ltd.	4,000	35,346
Oversea-Chinese Banking Corp., Ltd.	5,000	38,562
SembCorp Industries Ltd.	6,000	24,074
SembCorp Marine Ltd.	6,000	25,151
Singapore Exchange Ltd.	2,000	13,146
Singapore Press Holdings Ltd.	8,000	24,855
Singapore Technologies Engineering Ltd.	9,000	24,027
Singapore Telecommunications Ltd.	28,000	66,664
StarHub Ltd.	10,000	20,530
United Overseas Bank Ltd.	2,000	28,414
UOB-Kay Hian Holdings Ltd.	15,000	20,725
Venture Corp., Ltd.	2,000	14,457
Wilmar International Ltd.	5,000	21,974

Total Singapore		460,031

Spain - 7.0%
Abertis Infraestructuras, S.A.	1,982	35,776
Acciona S.A.	203	14,434
ACS Actividades de Construccion y Servicios, S.A.(c)	1,066	50,161
Banco Bilbao Vizcaya Argentaria S.A.	9,435	95,691
Banco Espanol de Credito S.A.	2,712	22,557
Banco Popular Espanol S.A.(c)	3,712	19,123
Banco Santander S.A.	26,909	286,199
Bankinter, S.A.(c)	1,601	8,926
Bolsas y Mercados Espanoles S.A.	526	12,582
Criteria Caixacorp S.A.	10,841	57,913
Ebro Foods S.A.	1,172	24,890
Enagas(c)	926	18,529
Endesa S.A.	1,452	37,585
Ferrovial S.A.	1,392	13,884
Fomento de Construcciones y Contratas S.A.	678	17,882
Gas Natural SDG S.A.	3,387	52,209
Grifols S.A.	776	10,619
Iberdrola S.A.(c)	16,302	126,146
Inditex S.A.	720	54,120
Mapfre S.A.	5,044	14,061
Red Electrica Corp. S.A.	502	23,706
Repsol YPF S.A.	3,336	93,312
Telefonica S.A.	15,304	348,310
Zardoya Otis S.A.	1,322	18,693

Total Spain		1,457,308

Investments	Shares	Value
Sweden - 2.9%
Alfa Laval AB	795	$16,756
Assa Abloy AB Class B	715	20,154
Atlas Copco AB Class A	1,717	43,341
Electrolux AB Series B	590	16,762
Hakon Invest AB	1,006	17,598
Hennes & Mauritz AB Class B	2,869	95,593
Kungsleden AB	1,662	15,204
Nordea Bank AB	6,120	66,591
Peab AB	1,986	16,912
Ratos AB Class B	508	18,815
Skandinaviska Enskilda Banken AB Class A	2,975	24,825
Skanska AB Class B	1,407	27,898
SKF AB Class B	781	22,258
Svenska Cellulosa AB Class B	1,456	23,000
Svenska Handelsbanken AB Class A	1,146	36,633
Swedish Match AB	536	15,523
Tele2 AB Class B	725	15,055
Telefonaktiebolaget LM Ericsson Class B	3,911	45,464
TeliaSonera AB	9,021	71,520

Total Sweden		609,902

Switzerland - 6.0%
Baloise Holding AG	160	15,621
Credit Suisse Group AG	2,295	92,750
Geberit AG	115	26,674
Holcim Ltd.	301	22,815
Kuehne + Nagel International AG	143	19,944
Nestle S.A.	4,779	280,711
Novartis AG	4,313	254,264
Partners Group Holding AG	85	16,177
Roche Holding AG	1,433	212,253
Schindler Holding AG	160	19,208
SGS S.A.	18	30,299
Sulzer AG	89	13,606
Swatch Group AG (The)	40	17,887
Swiss Reinsurance Co., Ltd.	360	19,427
Swisscom AG	117	51,603
Syngenta AG	103	30,223
Vontobel Holding AG	477	18,218
Zurich Financial Services AG	433	112,512

Total Switzerland		1,254,192

United Kingdom - 18.7%
Admiral Group PLC	1,057	25,072
Antofagasta PLC	1,094	27,611
Ashmore Group PLC	2,731	14,328
Associated British Foods PLC	1,112	20,561
AstraZeneca PLC	3,288	150,420
Atkins WS PLC	710	7,787
Aviva PLC	9,530	58,638
BAE Systems PLC	8,461	43,715
Barclays PLC	6,607	27,066
BG Group PLC	1,833	37,193
BHP Billiton PLC	3,039	121,377
British American Tobacco PLC	4,430	170,864
British Land Co. PLC	2,595	21,310
British Sky Broadcasting Group PLC	2,613	30,110
BT Group PLC	9,254	26,195
Cable & Wireless Communications PLC	26,854	20,404
Centrica PLC	10,612	55,094
Chaucer Holdings PLC	14,566	11,916
Compass Group PLC	2,472	22,486
Davis Service Group PLC	1,717	11,737
De La Rue PLC	998	12,805
Diageo PLC	4,408	81,781

See Notes to Schedule of Investments.

58 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Equity Fund (HEDJ)

December 31, 2010

Investments	Shares	Value
Electrocomponents PLC	4,142	$17,237
Eurasian Natural Resources Corp. PLC	800	13,126
Firstgroup PLC	2,153	13,426
Fresnillo PLC	806	21,049
G4S PLC	3,000	11,958
Game Group PLC	7,235	7,929
GlaxoSmithKline PLC	12,948	251,373
Go-Ahead Group PLC	642	13,278
Halfords Group PLC	1,473	10,539
Hargreaves Lansdown PLC	2,073	19,019
Hays PLC	8,401	16,954
HMV Group PLC	9,469	4,744
Home Retail Group PLC	4,474	13,204
HSBC Holdings PLC	28,763	293,209
ICAP PLC	2,165	18,135
IG Group Holdings PLC	1,551	12,384
IMI PLC	867	12,828
Imperial Tobacco Group PLC	2,020	62,240
Inmarsat PLC	1,132	11,937
Intercontinental Hotels Group PLC	716	13,934
International Power PLC	3,317	22,726
Interserve PLC	2,882	10,423
J. Sainsbury PLC	4,474	26,359
Johnson Matthey PLC	386	12,316
Kingfisher PLC	4,645	19,156
Laird PLC	3,213	8,723
Legal & General Group PLC	14,160	21,449
Man Group PLC	11,714	54,287
National Grid PLC	8,614	74,580
Next PLC	392	12,121
Northern Foods PLC	11,542	11,339
Pearson PLC	1,700	26,829
Premier Farnell PLC	3,234	14,527
Provident Financial PLC(c)	897	12,274
Prudential PLC	4,292	44,888
Reckitt Benckiser Group PLC	1,104	60,929
Reed Elsevier PLC	2,767	23,459
Rexam PLC	3,574	18,617
Rio Tinto PLC	688	48,327
Robert Wiseman Dairies PLC	1,447	7,765
Royal Dutch Shell PLC	7,977	264,147
Royal Dutch Shell PLC Class A	8,828	295,574
RSA Insurance Group PLC	12,469	24,442
SABMiller PLC	1,492	52,711
Sage Group PLC (The)	4,353	18,633
Schroders PLC	610	17,716
Scottish & Southern Energy PLC	2,768	53,088
Segro PLC	2,730	12,241
Severn Trent PLC	1,107	25,616
Smiths Group PLC	897	17,485
Stagecoach Group PLC	3,427	11,386
Standard Chartered PLC	2,392	64,621
Standard Life PLC	7,883	26,659
Tate & Lyle PLC	1,608	13,041
Tesco PLC	12,688	84,426
Thomas Cook Group PLC	4,203	12,483
TUI Travel PLC	4,199	16,186
Unilever PLC	2,048	62,943
United Utilities Group PLC	3,076	28,510
Vedanta Resources PLC	266	10,482
Vodafone Group PLC	152,021	394,624
WM Morrison Supermarkets PLC	4,999	20,944

Investments	Shares	Value
Xstrata PLC	886	$20,884

Total United Kingdom		3,916,909

TOTAL COMMON STOCKS (Cost: $19,145,767)		21,254,282

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
MONEY MARKET FUND - 0.7%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(d) (Cost: $136,000)(e)	136,000	136,000

TOTAL INVESTMENTS IN SECURITIES - 102.0% (Cost: $19,281,767)(f)		21,390,282
Liabilities in Excess of Foreign Currency and Other Assets - (2.0)%		(410,439)

NET ASSETS - 100.0%		$20,979,843

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities are considered liquid, and may be sold in transactions exempt from registration, normally only to dealers in that program or other “accredited investors.” At December 31, 2010, the aggregate value of these securities amounted to $13,290 representing 0.1% of net assets.

(c)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(d)	Interest rate shown reflects yield as of December 31, 2010.
(e)	At December 31, 2010, the total market value of the Fund’s securities on loan was $129,534 and the total market value of the collateral held by the Fund was $136,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds 59

Schedule of Investments (unaudited)

WisdomTree International Basic Materials Sector Fund (DBN)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 97.3%
Australia - 21.3%
Adelaide Brighton Ltd.	62,679	$212,022
Alumina Ltd.	72,689	184,784
Amcor Ltd.	73,045	505,405
Ausdrill Ltd.	33,732	107,189
BHP Billiton Ltd.	120,178	5,574,279
Boral Ltd.	28,272	139,974
Brickworks Ltd.	13,279	152,859
Incitec Pivot Ltd.	31,623	128,364
MacArthur Coal Ltd.	10,016	131,416
Newcrest Mining Ltd.	5,295	219,494
OneSteel Ltd.	58,410	155,072
Orica Ltd.	20,908	533,651
Rio Tinto Ltd.	9,088	796,209
Sims Metal Management Ltd.	4,607	101,862

Total Australia		8,942,580

Austria - 1.3%
Voestalpine AG	11,023	527,189

Belgium - 2.2%
Solvay S.A.	5,352	572,603
Tessenderlo Chemie N.V.	3,272	119,352
Umicore	4,323	225,718

Total Belgium		917,673

Denmark - 0.3%
Novozymes A/S Class B	1,060	148,270

Finland - 2.6%
Ahlstrom Oyj	4,877	97,094
Huhtamaki Oyj	7,952	110,414
Kemira Oyj	6,791	106,593
Outokumpu Oyj	7,132	132,803
Rautaruukki Oyj	7,208	169,320
UPM-Kymmene Oyj	27,265	483,553

Total Finland		1,099,777

France - 10.3%
Air Liquide S.A.	12,769	1,621,208
Arkema S.A.	2,426	175,325
Ciments Francais S.A.	3,573	347,519
Eramet	394	135,578
Imerys S.A.	3,255	217,835
Lafarge S.A.	23,059	1,451,462
Rhodia S.A.	3,508	116,478
Sa des Ciments Vicat	2,925	245,252

Total France		4,310,657

Germany - 13.2%
BASF SE	45,680	3,658,538
K+S AG	1,393	105,324
Lanxess AG	1,642	130,187
Linde AG	4,682	713,224
Salzgitter AG	2,563	198,636
Symrise AG	4,826	132,885
ThyssenKrupp AG	10,861	451,470
Wacker Chemie AG	728	127,550

Total Germany		5,517,814

Hong Kong - 0.8%
Fosun International Ltd.	139,500	102,467
Fushan International Energy Group Ltd.	316,284	216,860

Total Hong Kong		319,327

Investments	Shares	Value
Ireland - 1.7%
CRH PLC	34,615	$720,295
Italy - 0.5%
Buzzi Unicem SpA	6,206	71,101
Italcementi SpA	7,566	64,200
Italmobiliare SpA	2,172	73,138

Total Italy		208,439

Japan - 12.6%
Air Water, Inc.	9,000	115,073
Asahi Kasei Corp.	41,000	267,924
Denki Kagaku Kogyo K.K.	12,000	57,111
DIC Corp.	40,000	89,760
DOWA Holdings Co., Ltd.	17,266	113,467
Hitachi Chemical Co., Ltd.	6,200	128,503
Hitachi Metals Ltd.	9,000	108,193
Hokuetsu Kishu Paper Co., Ltd.	15,000	85,630
JFE Holdings, Inc.	4,800	167,368
JSR Corp.	6,800	127,021
Kaneka Corp.	17,000	118,008
Kobe Steel Ltd.	54,000	137,156
Kuraray Co., Ltd.	9,300	133,471
Maruichi Steel Tube Ltd.	5,100	108,470
Mitsubishi Chemical Holdings Corp.	38,000	258,159
Mitsubishi Gas Chemical Co., Inc.	18,000	128,056
Nippon Kayaku Co., Ltd.	12,000	127,094
Nippon Paper Group, Inc.	6,000	157,574
Nippon Steel Corp.	52,000	187,214
Nissan Chemical Industries Ltd.	6,100	79,197
Nitto Denko Corp.	3,600	169,780
OJI Paper Co., Ltd.	40,000	193,823
Shin-Etsu Chemical Co., Ltd.	11,800	640,158
Showa Denko K.K.	42,000	94,766
Sumitomo Chemical Co., Ltd.	40,000	197,275
Sumitomo Metal Industries Ltd.	153,000	377,289
Sumitomo Metal Mining Co., Ltd.	13,045	228,233
Taiyo Holdings Co., Ltd.	2,900	93,002
Taiyo Nippon Sanso Corp.	12,000	106,085
Toray Industries, Inc.	25,000	149,498
Tosoh Corp.	25,000	81,376
Toyo Ink Manufacturing Co., Ltd.	17,000	83,632
Ube Industries Ltd.	30,000	90,253
Yamato Kogyo Co., Ltd.	3,100	93,835

Total Japan		5,293,454

Netherlands - 3.0%
Akzo Nobel N.V.	10,934	681,866
Koninklijke DSM N.V.	9,953	568,881

Total Netherlands		1,250,747

New Zealand - 0.4%
Fletcher Building Ltd.	30,381	181,800

Norway - 1.7%
Norsk Hydro ASA	27,506	201,640
Yara International ASA	8,809	511,490

Total Norway		713,130

Portugal - 1.2%
Cimpor Cimentos de Portugal, SGPS, S.A.	45,701	310,843
Portucel Empresa Produtora de Pasta e Papel S.A.	38,651	118,016
Semapa-Sociedade de Investimento e Gestao	7,877	87,498

Total Portugal		516,357

See Notes to Schedule of Investments.

60 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Basic Materials Sector Fund (DBN)

December 31, 2010

Investments	Shares	Value
Spain - 0.2%
Cementos Portland Valderrivas S.A.	4,243	$69,160

Sweden - 2.3%
Boliden AB	13,170	267,794
Holmen AB Class B	3,754	123,629
Svenska Cellulosa AB Class B	36,168	571,341

Total Sweden		962,764

Switzerland - 4.2%
Givaudan S.A.	270	292,276
Holcim Ltd.	8,144	617,287
Syngenta AG	2,853	837,137

Total Switzerland		1,746,700

United Kingdom - 17.5%
Antofagasta PLC	25,278	637,974
BHP Billiton PLC	69,818	2,788,514
Croda International PLC	5,927	149,958
Elementis PLC	41,039	91,881
Eurasian Natural Resources Corp. PLC	15,855	260,149
Ferrexpo PLC	14,134	92,034
Fresnillo PLC	15,076	393,711
Johnson Matthey PLC	8,690	277,280
Kazakhmys PLC	4,458	112,652
Mondi PLC	13,204	106,155
Rexam PLC	73,372	382,189
Rio Tinto PLC	19,660	1,380,976
Vedanta Resources PLC(a)	5,400	212,800
Xstrata PLC	19,994	471,276

Total United Kingdom		7,357,549

TOTAL COMMON STOCKS (Cost: $36,397,770)		40,803,682

EXCHANGE-TRADED FUND - 0.3%
United States - 0.3%
WisdomTree DEFA Fund(b) (Cost: $144,560)	3,131	148,316

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $2,446)	2,446	2,446

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -0.5%

MONEY MARKET FUND - 0.5%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(d) (Cost: $213,000)(e)	213,000	213,000

TOTAL INVESTMENTS IN SECURITIES - 98.1% (Cost: $36,757,776)(f)		41,167,444
Foreign Currency and Other Assets in Excess of Liabilities - 1.9%		780,272

NET ASSETS - 100.0%		$41,947,716

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2010.
(d)	Interest rate shown reflects yield as of December 31, 2010.
(e)	At December 31, 2010, the total market value of the Fund’s securities on loan was $202,402 and the total market value of the collateral held by the Fund was $213,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds 61

Schedule of Investments (unaudited)

WisdomTree International Energy Sector Fund (DKA)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 17.8%
Beach Energy Ltd.	70,815	$62,790
Caltex Australia Ltd.	11,942	175,905
Coal & Allied Industries Ltd.	14,252	1,752,351
Energy Resources of Australia Ltd.	65,633	748,794
New Hope Corp., Ltd.	199,895	993,777
Origin Energy Ltd.	86,426	1,475,926
Santos Ltd.	89,564	1,207,270
Whitehaven Coal Ltd.	9,070	62,477
Woodside Petroleum Ltd.	37,234	1,624,376
WorleyParsons Ltd.	44,171	1,210,720

Total Australia		9,314,386

Austria - 2.7%
OMV AG	32,505	1,356,181
Schoeller-Bleckmann Oilfield Equipment AG	586	50,706
Total Austria		1,406,887
Finland - 0.2%
Neste Oil Oyj	7,898	126,617
France - 11.6%
Bourbon S.A.	18,953	882,551
Etablissements Maurel et Prom	6,000	84,920
Technip S.A.	13,919	1,290,307
TOTAL S.A.	71,057	3,779,699

Total France		6,037,477

Hong Kong - 6.6%
CNOOC Ltd.	1,449,618	3,438,662

Italy - 9.1%
ENI SpA	147,292	3,228,779
ERG SpA	11,790	165,287
Saipem SpA	27,505	1,359,372
Total Italy		4,753,438
Japan - 4.6%
AOC Holdings, Inc.*	500	3,422
Cosmo Oil Co., Ltd.	20,000	65,594
Idemitsu Kosan Co., Ltd.	400	42,513
Itochu Enex Co., Ltd.	4,000	21,700
Japan Drilling Co., Ltd.	563	19,353
Kanto Natural Gas Development Ltd.	3,000	16,201
Modec, Inc.	200	3,553
San-Ai Oil Co., Ltd.	3,000	14,796
Shinko Plantech Co., Ltd.	600	5,548
Showa Shell Sekiyu K.K.(a)	116,000	1,064,102
Sinanen Co., Ltd.	9,000	41,502
TonenGeneral Sekiyu K.K.(a)	99,250	1,086,666
Total Japan		2,384,950
Netherlands - 4.5%
Fugro N.V. CVA	15,113	1,246,903
SBM Offshore N.V.	49,904	1,122,396
Total Netherlands		2,369,299
Norway - 11.9%
Aker ASA	42,200	1,016,430
Aker Solutions ASA	57,426	980,564
Fred Olsen Energy ASA	28,908	1,282,148
Statoil ASA	122,269	2,915,524
Total Norway		6,194,666
Portugal - 2.4%
Galp Energia, SGPS, S.A. Class B	66,372	1,276,854

Investments	Shares	Value
Singapore - 0.6%
Boustead Singapore Ltd.	88,000	$75,563
China Aviation Oil Singapore Corp., Ltd.	41,000	49,288
Ezra Holdings Ltd.	27,000	37,938
Falcon Energy Group Ltd.	117,798	43,678
Straits Asia Resources Ltd.	67,000	130,229
Total Singapore		336,696
Spain - 7.0%
Repsol YPF S.A.	92,584	2,589,698
Tecnicas Reunidas S.A.	16,803	1,073,341
Total Spain		3,663,039

United Kingdom - 20.7%
AMEC PLC	62,527	1,125,798
BG Group PLC	74,077	1,503,084
Hunting PLC	5,540	63,405
James Fisher & Sons PLC	5,173	40,900
JKX Oil & Gas PLC	5,527	27,241
John Wood Group PLC	11,420	99,948
Royal Dutch Shell PLC	106,800	3,536,523
Royal Dutch Shell PLC Class A	104,495	3,498,643
Tullow Oil PLC	43,664	862,052
Wellstream Holdings PLC	3,200	39,580
Total United Kingdom		10,797,174
TOTAL COMMON STOCKS (Cost: $49,684,520)		52,100,145

EXCHANGE-TRADED FUND - 0.1%
United States - 0.1%
WisdomTree DEFA Fund(b) (Cost: $47,807)	1,047	49,596

SHORT-TERM INVESTMENT - 0.0%

MONEY MARKET FUND - 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $17,574)	17,574	17,574

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.3%

MONEY MARKET FUND - 3.3%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(d) (Cost: $1,708,000)(e)	1,708,000	1,708,000

TOTAL INVESTMENTS IN SECURITIES - 103.1% (Cost: $51,457,901)(f)		53,875,315
Liabilities in Excess of Foreign Currency and Other Assets - (3.1)%		(1,632,400)

NET ASSETS - 100.0%		$52,242,915

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2010.
(d)	Interest rate shown reflects yield as of December 31, 2010.
(e)	At December 31, 2010, the total market value of the Fund’s securities on loan was $1,614,486 and the total market value of the collateral held by the Fund was $1,708,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

62 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Utilities Sector Fund (DBU)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 3.8%
AGL Energy Ltd.	25,670	$400,747
Challenger Infrastructure Fund Class A(a)	34,947	42,987
DUET Group(a)	136,858	236,382
Envestra Ltd.(a)	146,518	78,849
Hastings Diversified Utilities Fund	30,401	52,665
Prime Infrastructure Group†(a)	7,592	—
SP AusNet(a)	316,056	281,857
Spark Infrastructure Group(b)	246,468	286,749

Total Australia		1,380,236

Austria - 1.7%
EVN AG	5,505	92,205
Verbund AG(c)	13,964	522,287

Total Austria		614,492

Finland - 3.3%
Fortum Oyj	39,504	1,194,014

France - 17.7%
Electricite de France S.A.	50,678	2,086,865
GDF Suez	79,476	2,862,776
Sechilienne-Sidec	2,224	56,733
Suez Environnement Co.	25,902	536,870
Veolia Environnement S.A.	29,967	879,223

Total France		6,422,467

Germany - 11.5%
E.ON AG	72,955	2,244,714
RWE AG	28,798	1,927,449

Total Germany		4,172,163

Hong Kong - 5.2%
China Power International Development Ltd.	155,700	31,846
China Resources Power Holdings Co., Ltd.	123,700	224,051
CLP Holdings Ltd.	89,822	729,100
Guangdong Investment Ltd.	152,000	78,213
Hong Kong & China Gas Co., Ltd.	130,996	308,716
Hongkong Electric Holdings Ltd.	84,386	531,914

Total Hong Kong		1,903,840

Italy - 13.3%
A2A SpA	247,849	342,145
Edison SpA	251,443	290,098
Enel SpA	495,735	2,487,301
Hera SpA	99,008	205,745
Iren SpA	119,816	201,406
Snam Rete Gas SpA	171,223	854,500
Terna Rete Elettrica Nazionale SpA(c)	105,917	449,014

Total Italy		4,830,209

Japan - 10.6%
Chubu Electric Power Co., Inc.	18,800	462,670
Chugoku Electric Power Co., Inc. (The)(c)	11,800	240,059
Electric Power Development Co., Ltd.	6,742	211,724
Hokkaido Electric Power Co., Inc.	8,900	182,159
Hokuriku Electric Power Co.	8,700	214,000
Kansai Electric Power Co., Inc. (The)	22,400	553,475
Kyushu Electric Power Co., Inc.	14,300	320,893
Osaka Gas Co., Ltd.	59,000	229,148
Shikoku Electric Power Co., Inc.	6,161	181,400
Tohoku Electric Power Co., Inc.	15,900	354,836
Tokyo Electric Power Co., Inc. (The)	26,500	647,919
Tokyo Gas Co., Ltd.	58,000	257,444

Total Japan		3,855,727

Investments	Shares	Value
New Zealand - 1.7%
Contact Energy Ltd.*	52,459	$255,311
TrustPower Ltd.	21,524	123,587
Vector Ltd.	139,032	249,807

Total New Zealand		628,705

Portugal - 1.9%
EDP-Energias de Portugal S.A.	190,879	637,880
REN - Redes Energeticas Nacionais S.A.	20,741	71,789

Total Portugal		709,669

Spain - 14.0%
Acciona S.A.	3,598	255,826
Enagas(c)	14,605	292,235
Endesa S.A.(c)	26,613	688,884
Gas Natural SDG S.A.	54,071	833,473
Iberdrola Renovables S.A.	63,171	225,088
Iberdrola S.A.(c)	320,476	2,479,864
Red Electrica Corp. S.A.	6,506	307,230

Total Spain		5,082,600

Switzerland - 0.6%
BKW FMB Energie AG	2,883	218,676

United Kingdom - 14.0%
Centrica PLC	190,920	991,199
Drax Group PLC	12,170	70,176
International Power PLC	66,985	458,934
National Grid PLC	160,213	1,387,132
Northumbrian Water Group PLC	38,503	199,534
Pennon Group PLC	22,269	223,139
Scottish & Southern Energy PLC	50,394	966,518
Severn Trent PLC	15,256	353,029
United Utilities Group PLC	45,785	424,365

Total United Kingdom		5,074,026

TOTAL COMMON STOCKS (Cost: $49,548,895)		36,086,824

EXCHANGE-TRADED FUND - 0.5%

United States - 0.5%
WisdomTree DEFA Fund(d) (Cost: $154,215)	3,555	168,400

SHORT-TERM INVESTMENT - 0.0%

MONEY MARKET FUND - 0.0%
Invesco Treasury Fund Private Class, 0.02%(e) (Cost: $2,646)	2,646	2,646

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.5%

MONEY MARKET FUND - 3.5%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(f) (Cost: $1,253,000)(g)	1,253,000	1,253,000

TOTAL INVESTMENTS IN SECURITIES - 103.3% (Cost: $50,958,756)(h)		37,510,870
Liabilities in Excess of Foreign Currency and Other Assets - (3.3)%		(1,182,605)

NET ASSETS - 100.0%		$36,328,265

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds 63

Schedule of Investments (unaudited) (concluded)

WisdomTree International Utilities Sector Fund (DBU)

December 31, 2010

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities are considered liquid, and may be sold in transactions exempt from registration, normally only to dealers in that program or other “accredited investors.” At December 31, 2010, the aggregate value of these securities amounted to $286,749 representing 0.8% of net assets.

(c)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(d)	Affiliated companies (See Note 4).
(e)	Rate shown represents annualized 7-day yield as of December 31, 2010.
(f)	Interest rate shown reflects yield as of December 31, 2010.
(g)	At December 31, 2010, the total market value of the Fund’s securities on loan was $1,191,535 and the total market value of the collateral held by the Fund was $1,253,000.
(h)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

64 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Real Estate Fund (DRW)

December 31, 2010

Investments	Shares	Value
COMMON STOCKS - 99.2%

Australia - 17.5%
Abacus Property Group	106,658	$250,365
ALE Property Group	83,249	163,416
Ardent Leisure Group	197,046	205,012
Aspen Group	331,340	163,027
Astro Japan Property Group	692,651	234,301
Australand Property Group	200,282	597,420
Bunnings Warehouse Property Trust	118,556	212,670
CFS Retail Property Trust	738,734	1,332,741
Challenger Diversified Property Group	368,407	188,818
Charter Hall Office REIT	153,548	448,574
Charter Hall Retail REIT	157,944	475,988
Commonwealth Property Office Fund	657,513	559,407
Cromwell Group	452,051	352,165
Dexus Property Group	1,634,474	1,331,957
Goodman Group	680,318	453,284
GPT Group In Specie†*††	2,305,813	—
ING Office Fund(a)	1,229,662	699,558
Lend Lease Group(a)	168,231	1,488,202
Mirvac Group	712,462	894,629
Peet Ltd.	99,137	203,241
Stockland	756,269	2,790,769
Westfield Group	789,704	7,754,878

Total Australia		20,800,422

Austria - 0.2%
Conwert Immobilien Invest SE	16,029	231,273

Belgium - 1.9%
Befimmo SCA Sicafi	8,152	670,397
Cofinimmo	5,780	755,333
Intervest Offices	8,154	256,957
Warehouses De Pauw SCA	6,794	334,046
Wereldhave Belgium N.V.	2,718	249,774

Total Belgium		2,266,507

Finland - 0.4%
Sponda Oyj	80,462	418,822

France - 11.2%
Anf Immobilier	4,080	169,679
Fonciere des Murs	5,440	141,217
Fonciere des Regions	15,602	1,515,396
Gecina S.A.	25,882	2,857,969
ICADE	17,548	1,797,396
Klepierre	70,361	2,548,135
Mercialys S.A.	28,468	1,073,175
Societe de la Tour Eiffel	3,738	290,703
Societe Immobiliere de Location pour l’Industrie et le Commerce	7,278	904,812
Unibail-Rodamco SE	10,089	2,003,166

Total France		13,301,648

Germany - 0.6%
Alstria Office REIT - AG	21,834	307,560
Deutsche Euroshop AG	11,091	431,197

Total Germany		738,757

Hong Kong - 25.9%
Champion Real Estate Investment Trust(b)	1,700,000	1,003,775
Cheung Kong (Holdings) Ltd.	336,238	5,186,101
China Overseas Land & Investment Ltd.	513,800	950,447
GZI Real Estate Investment Trust	502,133	280,339
Hang Lung Group Ltd.	114,649	753,644
Hang Lung Properties Ltd.	466,283	2,180,364
Henderson Land Development Co., Ltd.	218,320	1,488,485

Investments	Shares	Value
Hopewell Holdings Ltd.	211,500	$663,858
Hysan Development Co., Ltd.	161,115	758,564
Kowloon Development Co., Ltd.	396,398	471,681
Link REIT (The)	473,946	1,472,384
New World Development Ltd.	493,125	926,158
Regal Real Estate Investment Trust	1,574,000	451,528
Shenzhen Investment Ltd.	1,085,900	378,559
Silver Grant International	566,900	193,983
Sino Land Co., Ltd.	702,305	1,313,606
Sino-Ocean Land Holdings Ltd.	435,100	284,893
Sun Hung Kai Properties Ltd.	293,871	4,880,429
Sunlight Real Estate Investment Trust	955,000	293,614
Swire Pacific Ltd. Class A	139,959	2,300,947
Swire Pacific Ltd. Class B	530,798	1,570,479
Wharf Holdings Ltd.	341,545	2,627,387
Wheelock & Co., Ltd.	71,231	288,181

Total Hong Kong		30,719,406

Italy - 0.2%
Beni Stabili SpA	223,417	189,726
Beni Stabili SpA*	92,712	79,602

Total Italy		269,328

Japan - 16.5%
Aeon Mall Co., Ltd.	10,796	290,183
Daito Trust Construction Co., Ltd.	23,800	1,631,564
Daiwa House Industry Co., Ltd.	67,000	824,437
Daiwa Office Investment Corp.	124	441,388
Frontier Real Estate Investment Corp.	58	554,220
Fukuoka REIT Co.	62	486,185
Japan Excellent, Inc.	73	484,236
Japan Logistics Fund, Inc.	29	273,892
Japan Prime Realty Investment Corp.	185	570,248
Japan Real Estate Investment Corp.	107	1,110,832
Japan Retail Fund Investment Corp.	546	1,048,175
Kenedix Realty Investment Corp.	94	442,155
MID REIT, Inc.(b)	119	355,071
Mitsubishi Estate Co., Ltd.	68,589	1,273,596
Mitsui Fudosan Co., Ltd.	75,308	1,503,282
Mori Hills REIT Investment Corp.	74	286,493
Mori Trust Sogo REIT, Inc.	67	656,741
Nippon Accommodations Fund, Inc.	56	433,611
Nippon Building Fund, Inc.	148	1,520,054
Nomura Real Estate Holdings, Inc.	32,165	586,549
Nomura Real Estate Office Fund, Inc.	96	693,619
Orix JREIT, Inc.	95	618,457
Premier Investment Corp.(b)	75	379,138
Sumitomo Real Estate Sales Co., Ltd.	3,716	192,432
Sumitomo Realty & Development Co., Ltd.	23,279	556,538
Tokyo Tatemono Co., Ltd.(b)	67,751	314,091
Tokyu Land Corp.	66,168	332,859
Tokyu REIT, Inc.	68	491,314
Top REIT, Inc.	62	417,385
United Urban Investment Corp.	615	787,091

Total Japan		19,555,836

Netherlands - 4.2%
Corio N.V.	31,011	1,997,560
Eurocommercial Properties N.V.	14,088	651,003
Nieuwe Steen Investments N.V.	22,849	459,183
Vastned Offices/Industrial N.V.	18,887	317,990
VastNed Retail N.V.	10,088	703,475
Wereldhave N.V.	9,194	901,138

Total Netherlands		5,030,349

New Zealand - 0.8%
AMP NZ Office Ltd.	373,480	227, 575

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds 65

Schedule of Investments (unaudited) (concluded)

WisdomTree International Real Estate Fund (DRW)

December 31, 2010

Investments	Shares	Value
Argosy Property Trust	343,831	$196,079
Goodman Property Trust	406,931	302,000
Kiwi Income Property Trust	334,340	261,186

Total New Zealand		986,840

Singapore - 9.9%
Allgreen Properties Ltd.	321,000	295,679
Ascendas India Trust	322,626	234,216
Ascendas Real Estate Investment Trust	505,901	817,466
Ascott Residence Trust	188,118	179,153
Cambridge Industrial Trust	529,472	219,055
CapitaCommercial Trust	795,635	931,621
CapitaLand Ltd.	581,589	1,684,318
CapitaMall Trust	735,786	1,120,005
Capitamalls Asia Ltd.	103,000	155,981
CapitaRetail China Trust	237,000	229,406
CDL Hospitality Trusts	205,432	333,553
City Developments Ltd.	26,103	255,926
Fortune Real Estate Investment Trust(b)	513,000	263,969
Frasers Centrepoint Trust	186,432	218,296
Frasers Commercial Trust	1,433,070	184,580
Guocoland Ltd.	103,000	207,439
Keppel Land Ltd.	135,168	506,464
K-REIT Asia	332,000	365,419
Lippo-Mapletree Indonesia Retail Trust	618,782	256,004
Mapletree Logistics Trust	627,187	472,453
Parkway Life Real Estate Investment Trust	180,000	231,841
Singapore Land Ltd.	68,544	397,015
Starhill Global REIT	712,526	347,628
Suntec Real Estate Investment Trust	517,828	606,332
United Industrial Corp., Ltd.	97,000	189,298
UOL Group Ltd.	103,000	381,913
Wheelock Properties Singapore Ltd.	216,000	328,793
Wing Tai Holdings Ltd.	125,000	164,904
Yanlord Land Group Ltd.	103,000	135,077

Total Singapore		11,713,804

Sweden - 2.6%
Atrium Ljungberg AB Class B	8,830	113,612
Castellum AB	45,056	613,561
Fabege AB	40,223	469,967
Hufvudstaden AB Class A	36,589	427,507
Klovern AB	55,414	280,249
Kungsleden AB	65,182	596,279

Investments	Shares	Value
Wallenstam AB Class B	8,829	$232,451
Wihlborgs Fastigheter AB	10,412	302,006

Total Sweden		3,035,632

Switzerland - 0.6%
Allreal Holding AG	2,719	397,305
Intershop Holdings	881	286,861

Total Switzerland		684,166

United Kingdom - 6.7%
British Land Co. PLC	267,086	2,193,267
Capital Shopping Centres Group PLC	143,961	941,240
Daejan Holdings PLC	3,944	163,327
Derwent London PLC	12,879	314,760
Great Portland Estates PLC	55,135	311,450
Hammerson PLC	140,318	916,543
Land Securities Group PLC	170,924	1,803,673
Primary Health Properties PLC	30,562	160,296
Savills PLC	31,514	190,551
Segro PLC	198,997	892,307

Total United Kingdom		7,887,414

TOTAL COMMON STOCKS (Cost: $105,702,381)		117,640,204

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree DEFA Fund(c) (Cost: $322,481)	6,903	326,995

SHORT-TERM INVESTMENT - 0.0%

MONEY MARKET FUND - 0.0%
Invesco Treasury Fund Private Class, 0.02%(d) (Cost: $7,864)	7,864	7,864

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%

MONEY MARKET FUND - 1.2%
Dreyfus Institutional Preferred Money Market Fund, 0.22%(e) (Cost: $1,471,000)(f)	1,471,000	1,471,000

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $107,503,726)(g)		119,446,063
Liabilities in Excess of Foreign Currency and Other Assets - (0.7)%		(883,760)

NET ASSETS - 100.0%		$118,562,303

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
††	Restricted Security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security, or portion thereof, was on loan at December 31, 2010 (See Note 2).
(c)	Affiliated companies (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2010.
(e)	Interest rate shown reflects yield as of December 31, 2010.
(f)	At December 31, 2010, the total market value of the Fund’s securities on loan was $1,380,596 and the total market value of the collateral held by the Fund was $1,471,000.
(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

66 WisdomTree International Dividend and Sector Funds

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of December 31, 2010, the Trust offered 45 investment funds (each a “Fund”, collectively, the “Funds”). Each Fund is considered to be non-diversified. The Funds described herein, commenced operations on June 16, 2006, except as follows; The WisdomTree International Basic Materials Sector Fund, WisdomTree International Energy Sector Fund and WisdomTree International Utilities Sector Fund commenced operations on October 13, 2006. The WisdomTree Domestic Earnings Funds, WisdomTree International Real Estate Fund, WisdomTree Emerging Markets Equity Income Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree India Earnings Fund, WisdomTree Middle East Dividend Fund, WisdomTree LargeCap Growth Fund and WisdomTree International Hedged Equity Fund which commenced operations on February 23, 2007, June 5, 2007, July 13, 2007, October 30, 2007, February 22, 2008, July 16, 2008, December 4, 2008 and December 31, 2009, respectively.

These notes relate to the Schedule of Investments for WisdomTree Total Dividend Fund (“Total Dividend Fund”), WisdomTree Equity Income Fund (“Equity Income Fund”), WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”), WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund”), WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”), WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”), WisdomTree DEFA Fund (“DEFA Fund”), WisdomTree DEFA Equity Income Fund (“DEFA Equity Income Fund”), WisdomTree Global Equity Income Fund (“Global Equity Income Fund”), WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”), WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund”), WisdomTree World ex-U.S. Growth Fund (“World ex-U.S. Growth Fund”), WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”), WisdomTree Pacific ex-Japan Total Dividend Fund (“Pacific ex-Japan Total Dividend Fund”), WisdomTree Pacific ex-Japan Equity Income Fund (“Pacific ex-Japan Equity Income Fund”), WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”), WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”), WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”), WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”), WisdomTree Emerging Markets Equity Income Fund (“Emerging Markets Equity Income Fund”), WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”), WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”), WisdomTree International Hedged Equity Fund (“International Hedged Equity Fund”), WisdomTree International Basic Materials Sector Fund (“International Basic Materials Sector Fund”), WisdomTree International Energy Sector Fund (“International Energy Sector Fund”), WisdomTree International Utilities Sector Fund (“International Utilities Sector Fund”), WisdomTree International Real Estate Fund (“International Real Estate Fund”), WisdomTree Total Earnings Fund (“Total Earnings Fund”), WisdomTree Earnings 500 Fund (“Earnings 500 Fund”), WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”), WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”), WisdomTree LargeCap Value Fund (“LargeCap Value Fund”), formerly the WisdomTree Low P/E Fund, WisdomTree LargeCap Growth Fund (“LargeCap Growth Fund”) and WisdomTree India Earnings Fund (“India Earnings Fund”).

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“Codification”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards.

Guarantees - In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Notes to Schedule of Investments (unaudited)(continued)

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. In calculating a Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London Time for Europe and the Americas and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore Time for Asia. The value of any assets or liabilities denominated in a currency other than the U.S. dollar is converted into U.S. dollars using exchange rate prevailing on the respective dates of such transactions. In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures approved by the Board of Trustees. For these purposes, a price based on amortized cost is considered a market valuation. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of December 31, 2010 in valuing each Fund’s assets carried at fair value:

2.SIGNIFICANT	ACCOUNTING POLICIES

Total Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$154,377,686	$—	$—
Money Market Fund	—	12,755,479	—
Affiliated Fund	1,094,706	—	—

Total	$155,472,392	$12,755,479	$—

Equity Income Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$168,683,233	$—	$—
Money Market Fund	—	11,566,351	—
Affiliated Fund	121,067	—	—

Total	$168,804,300	$11,566,351	$—

LargeCap Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$552,199,555	$—	$—
Money Market Fund	—	25,977,909	—
Affiliated Fund	1,575,360	—	—

Total	$553,774,915	$25,977,909	$—

Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$338,275,667	$—	$—
Money Market Fund	—	29,066,636	—
Affiliated Fund	3,854,213	—	—

Total	$342,129,880	$29,066,636	$—

MidCap Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$230,387,763	$—	$—
Money Market Fund	—	36,574,533	—
Affiliated Fund	2,151,014	—	—

Total	$232,538,777	$36,574,533	$—

SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$221,573,181	$—	$—
Corporate Bond	—	1,600	—
Money Market Fund	—	38,684,959	—
Affiliated Fund	2,012,587	—	—

Total	$223,585,768	$38,686,559	$—

DEFA Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$423,780,564	$—	$—
Money Market Fund	—	11,842,097	—
Affiliated Fund	2,111,378	—	—

Total	$425,891,942	$11,842,097	$—

DEFA Equity Income Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$120,115,104	$—	$—
Money Market Fund	—	2,183,321	—
Affiliated Fund	118,820	—	—

Total	$120,233,924	$2,183,321	$—

Global Equity Income Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$68,562,076	$—	$—
Money Market Fund	—	1,634,000	—
Affiliated Funds	583,300	—	—

Total	$69,145,376	$1,634,000	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$29,149,281	$8,381	$—
Foreign Government Obligation	38,642	—	—
Money Market Fund	—	225,858	—
Affiliated Fund	583,676	—	—

Total	29,771,599	234,239	—

Other Financial Instruments*	—	(802)	—

Total - Net	$29,771,599	$233,437	$—

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$123,260,666	$—	$—
Money Market Fund	—	6,151,202	—

Total	123,260,666	6,151,202	—

Other Financial Instruments*	—	(3,715,859)	—

Total - Net	$123,260,666	$2,435,343	$—

World ex-U.S. Growth Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$36,443,922	$—	$—
Money Market Fund	—	2,567,281	—
Affiliated Funds	1,160,005	—	—

Total	$37,603,927	$2,567,281	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$121,338,228	$—	$—
Money Market Fund	—	7,235,000	—
Affiliated Fund	89,700	—	—

Total	$121,427,928	$7,235,000	$—

Pacific ex-Japan Total Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$89,519,468	$—	$—
Money Market Fund	—	1,534,602
Affiliated Fund	218,518	—	—

Total	$89,737,986	$1,534,602	$—

Pacific ex-Japan Equity Income Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$78,893,326	$—	$—
Money Market Fund	—	3,556,062	—
Affiliated Fund	498,017	—	—

Total	$79,391,343	$3,556,062	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$148,520,472	$—	$—
Money Market Fund	—	1,575,938	—
Affiliated Fund	349,236	—	—

Total	$148,869,708	$1,575,938	$—

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$169,735,094	$—	$—
Money Market Fund	—	6,004,436	—
Affiliated Fund	1,446,127	—	—

Total	171,181,221	6,004,436	—

Other Financial Instruments*	—	(2,266)	—

Total - Net	$171,181,221	$6,002,170	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$150,919,968	$—	$—
Money Market Fund	—	9,096,355	—
Affiliated Funds	2,102,938	—

Total	153,022,906	9,096,355	—

Other Financial Instruments*	—	2,773	—

Total - Net	$153,022,906	$9,099,128	$—

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$468,071,198	$—	$—
Money Market Fund	—	27,204,733	—
Affiliated Funds	1,976,968	—

Total	470,048,166	27,204,733	—

Other Financial Instruments*	—	(4,351)	—

Total - Net	$470,048,166	$27,200,382	$—

Emerging Markets Equity Income Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$1,164,262,845	$—	$—
Money Market Fund	—	8,385,915	—

Total	$1,164,262,845	$8,385,915	$—

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$916,181,592	$—	$—
Rights	—	59,448	—
Money Market Fund	—	17,689,979	—
Affiliated Funds	12,186,273	—	—

Total	928,367,865	17,749,427	—

Other Financial Instruments*	—	3,110	—

Total - Net	$928,367,865	$17,752,537	$—

Middle East Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$20,294,857	$—	$—

Other Financial Instruments*	—	(452)	—

Total - Net	$20,294,857	$(452)	$—

International Hedged Equity Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$21,254,282	$—	$—
Money Market Fund	—	136,000	—

Total	21,254,282	136,000	—

Other Financial Instruments*	—	(657,502)	—

Total - Net	$21,254,282	$(521,502)	$—

International Basic Materials Sector Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$40,803,682	$—	$—
Money Market Fund	—	215,446	—
Affiliated Fund	148,316	—	—

Total	40,951,998	215,446	—

Other Financial Instruments*	—	(94)	—

Total - Net	$40,951,998	$215,352	$—

International Energy Sector Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$52,100,145	$—	$—
Money Market Fund	—	1,725,574	—
Affiliated Fund	49,596	—	—

Total	$52,149,741	$1,725,574	$—

International Utilities Sector Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$36,086,824	$—	$—
Money Market Fund	—	1,255,646	—
Affiliated Fund	168,400	—	—

Total	$36,255,224	$1,255,646	$—

International Real Estate Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$117,640,204	$—	$—
Money Market Fund	—	1,478,864	—
Affiliated Fund	326,995	—	—

Total	$117,967,199	$1,478,864	$—

Total Earnings Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$50,695,203	$—	$—
Corporate Bond	—	133	—
Money Market Fund	—	971,603	—
Affiliated Fund	465,287	—	—

Total	$51,160,490	$971,736	$—

Earnings 500 Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$68,848,152	$—	$—
Money Market Fund	—	1,013,297	—
Affiliated Fund	321,132	—	—

Total	$69,169,284	$1,013,297	$—

MidCap Earnings Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$93,206,377	$—	$—
Corporate Bond	—	1,612	—
Money Market Fund	—	12,485,957	—
Affiliated Fund	538,840	—	—

Total	$93,745,217	$12,487,569	$—

SmallCap Earnings Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$116,174,924	$—	$—
Money Market Fund	—	17,774,000	—

Total	$116,174,924	$17,774,000	$—

LargeCap Value Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$23,548,490	$—	$—
Money Market Fund	—	1,727,949	—
Affiliated Funds	182,577	—	—

Total	$23,731,067	$1,727,949	$—

India Earnings Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$1,661,002,740	$—	$—

LargeCap Growth Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$21,841,274	$—	$—
Money Market Fund	—	1,177,000	—
Affiliated Fund	139,338	—	—

Total	$21,980,612	$1,177,000	$—

*	Other financial instruments include foreign forward currency contracts. The fair value of these contracts is represented by the unrealized appreciation or depreciation in this table.

Notes to Schedule of Investments (unaudited) (continued)

The following is reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

International MidCap Dividend Fund	Common Stocks
Balance as of April 1, 2010	$1,562
Realized gain (loss)	1,959
Change in unrealized appreciation (depreciation)	(497)
Net purchases (sales)	(3,024)
Transfers in and/or out of Level 3	—

Balance as of December 31, 2010	$—

International Basic Materials Sector Fund	Common Stocks
Balance as of April 1, 2010	$1,203
Realized gain (loss)	1,563
Change in unrealized appreciation (depreciation)	(438)
Net purchases (sales)	(2,328)
Transfers in and/or out of Level 3	—

Balance as of December 31, 2010	$—

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements (“ASU 2010-06”).” ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements, as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, have been adopted by the Funds. No significant transfers between Level 1 or Level 2 fair value measurements occurred at December 31, 2010. ASU 2010-06 will also require information on purchases and sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU 2010-06 may have on the Funds’ financial statement disclosures.

Derivative and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of this disclosure is effective for fiscal years beginning November 15, 2008 and interim periods within those fiscal years. The Funds have invested in derivatives, specifically forward foreign currency contracts and swaps during the period ended December 31, 2010 which are detailed in the forward foreign currency contract table herein. The volume of the derivatives that is presented is consistent with the derivative activity during the period ended December 31, 2010. The Funds’ management is not aware of any credit-risk contingent feature on the forward foreign currency contracts held by the Funds.

Investment Transactions - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date).

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions.

Security Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government, agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Notes to Schedule of Investments (unaudited)(continued)

Borrowing. Although the Fund does not intend to borrow money, it may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a may borrow up to 33% of its net assets. The Fund intends to borrow only for rebalancing, short-term or emergency purposes.

Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Forward Currency Transactions - A forward foreign currency contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar or each other.

Fluctuations in the value of open forward contracts are recorded for book purposes as unrealized gains or losses on forward contracts by the Funds. Realized gains and losses on forward contracts include net gains or losses recognized by the Funds on contracts which have matured. Each Fund may enter into forward contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both forward contracts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

The following forward currency exchange contracts were open at December 31, 2010:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Europe SmallCap Dividend Fund	1/05/11	GBP	141,997	USD	221,515	$(802)

Japan Hedged Equity Fund	1/05/11	JPY	180,565,496	USD	2,221,524	$(4,793)
	1/05/11	JPY	4,243,067,508	USD	50,676,502	(1,639,231)
	1/05/11	JPY	4,243,067,508	USD	50,675,594	(1,640,138)
	1/05/11	JPY	482,580,077	USD	5,723,232	(226,833)
	1/05/11	JPY	640,151,829	USD	7,649,541	(243,337)
	1/05/11	USD	645,301	JPY	54,314,690	24,383
	1/05/11	USD	748,854	JPY	62,061,914	16,350
	1/05/11	USD	64,723,788	JPY	5,249,422,810	—
	1/05/11	USD	52,315,733	JPY	4,243,067,508	—
	2/03/11	JPY	5,474,603,967	USD	67,519,184	(1,324)
	2/03/11	JPY	4,425,079,680	USD	54,575,364	(936)

						$(3,715,859)

International Dividend ex-Financials	1/03/11	EUR	191,202	USD	254,241	$(2,266)

International MidCap Dividend Fund	1/05/11	USD	213,552	AUD	211,028	$2,762
	1/06/11	USD	94,363	AUD	92,068	11

						$2,773

International SmallCap Dividend Fund	1/05/11	GBP	770,000	USD	1,201,200	$(4,351)

Emerging Markets SmallCap Dividend Fund	1/04/11	ILS	2,352,778	USD	667,455	$3,110

Middle East Dividend Fund	1/03/11	OMR	3,623	USD	9,412	$—
	1/03/11	QAR	103,602	USD	28,452	(2)
	1/03/11	USD	30,984	AED	113,807	(1)
	1/03/11	USD	115,700	KWD	32,500	(165)
	1/03/11	USD	72,630	QAR	264,467	6
	1/03/11	USD	30,700	OMR	11,820	—
	1/03/11	USD	59,455	MAD	493,700	(290)

						$(452)

International Hedged Equity Fund	1/05/11	AUD	2,432,194	USD	2,322,794	$(170,327)
	1/05/11	AUD	23,066	USD	22,237	(1,406)
	1/05/11	CHF	1,162,789	USD	1,167,283	(80,236)
	1/05/11	EUR	6,207,155	USD	8,079,109	(248,138)
	1/05/11	EUR	42,112	USD	55,296	(1,200)
	1/05/11	GBP	2,385,968	USD	3,714,976	(20,617)
	1/05/11	GBP	28,259	USD	44,117	(127)
	1/05/11	JPY	197,180,189	USD	2,354,953	(76,219)
	1/05/11	NOK	1,661,600	USD	267,134	(18,738)
	1/05/11	SEK	3,944,902	USD	560,347	(26,435)
	1/05/11	SEK	87,113	USD	12,476	(482)
	1/05/11	SGD	582,286	USD	440,478	(14,063)
	1/05/11	SGD	10,441	USD	7,964	(186)
	1/05/11	USD	2,516,764	AUD	2,455,260	—
	1/05/11	USD	1,247,519	CHF	1,162,789	—
	1/05/11	USD	8,383,748	EUR	6,249,267	(5)
	1/05/11	USD	3,779,835	GBP	2,414,227	2
	1/05/11	USD	19,058	JPY	1,603,944	718
	1/05/11	USD	2,411,396	JPY	195,576,245	—
	1/05/11	USD	285,872	NOK	1,661,600	—
	1/05/11	USD	599,740	SEK	4,032,015	—
	1/05/11	USD	462,692	SGD	592,727	—
	2/03/11	AUD	2,471,849	USD	2,524,680	301
	2/03/11	CHF	1,169,033	USD	1,254,539	(111)
	2/03/11	EUR	6,441,477	USD	8,641,119	(86)
	2/03/11	GBP	2,526,223	USD	3,954,279	(28)
	2/03/11	JPY	199,069,381	USD	2,455,146	(83)
	2/03/11	NOK	1,822,454	USD	313,064	(19)
	2/03/11	SEK	4,100,288	USD	609,284	(21)
	2/07/11	SGD	594,529	USD	464,110	4

						$(657,502)

International Basic Materials Sector Fund	1/04/11	USD	5,176	EUR	3,876	$24
	1/04/11	USD	8,117	HKD	63,097	—
	1/05/11	AUD	120,816	CHF	115,355	(84)
	1/05/11	AUD	26,877	NOK	160,157	3
	1/05/11	AUD	12,932	SEK	88,868	(37)

						$(94)

Currency Legend:

AED - United Arab Emirates dirham

AUD - Australian dollar

CHF - Swiss franc

EUR - Euro

GBP - British pound

HKD - Hong Kong dollar

ILS - Israeli new shekel

JPY - Japanese yen

KWD - Kuwaiti dinar

MAD - Moroccan dirham

NOK - Norwegian krone

QAR - Qatari rial

OMR - Omani rial

SEK - Swedish krona

SGD - Singapore dollar

USD - U.S. dollar

3. FEDERAL INCOME TAXES

At December 31, 2010, the cost of investments (including securities on loan) for Federal income tax purposes was substantially the same, as for book purposes, as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Total Dividend Fund	$152,333,309	$18,931,668	$(3,037,106)	$15,894,562
Equity Income Fund	179,637,072	5,680,412	(4,946,833)	733,579
LargeCap Dividend Fund	538,021,503	50,406,181	(8,674,860)	41,731,321
Dividend ex-Financials Fund	351,959,857	22,005,022	(2,768,363)	19,236,659
MidCap Dividend Fund	252,955,083	18,710,837	(2,552,610)	16,158,227
SmallCap Dividend Fund	242,427,401	23,900,679	(4,055,753)	19,844,926
DEFA Fund	411,047,846	43,328,370	(16,642,177)	26,686,193
DEFA Equity Income Fund	129,307,494	10,113,435	(17,003,684)	(6,890,249)
Global Equity Income Fund	66,798,060	5,741,718	(1,760,402)	3,981,316
Europe SmallCap Dividend Fund	26,676,926	5,533,109	(2,204,197)	3,328,912
Japan Hedged Equity Fund	120,966,821	9,046,653	(601,606)	8,445,047
World ex-U.S. Growth Fund	33,622,354	6,671,943	(123,089)	6,548,854
Japan SmallCap Dividend Fund	125,884,350	9,393,495	(6,614,917)	2,778,578
Pacific ex-Japan Total Dividend Fund	81,201,853	13,753,080	(3,682,345)	10,070,735
Pacific ex-Japan Equity Income Fund	75,230,130	9,202,995	(2,485,720)	6,717,275
International LargeCap Dividend Fund	152,308,615	13,392,227	(15,255,196)	(1,862,969)
International Dividend ex-Financials Fund	166,366,829	18,830,555	(8,011,727)	10,818,828
International MidCap Dividend Fund	154,256,349	20,337,551	(12,474,639)	7,862,912
International SmallCap Dividend Fund	433,244,252	85,246,660	(21,238,013)	64,008,647
Emerging Markets Equity Income Fund	1,011,474,359	175,474,264	(14,299,863)	161,174,401
Emerging Markets SmallCap Dividend Fund	793,775,164	156,137,717	(3,795,590)	152,342,127
Middle East Dividend Fund	17,294,938	3,476,964	(477,045)	2,999,919
International Hedged Equity Fund	19,281,767	2,357,948	(249,433)	2,108,515
International Basic Materials Sector Fund	36,757,776	7,714,596	(3,304,928)	4,409,668
International Energy Sector Fund	51,457,901	6,632,507	(4,215,093)	2,417,414
International Utilities Sector Fund	50,958,756	1,175,718	(14,623,604)	(13,447,886)
International Real Estate Fund	107,503,726	14,915,882	(2,973,545)	11,942,337
Total Earnings Fund	49,859,852	3,845,847	(1,573,473)	2,272,374
Earnings 500 Fund	69,813,419	4,386,061	(4,016,899)	369,162
MidCap Earnings Fund	101,837,342	5,307,619	(912,175)	4,395,444
SmallCap Earnings Fund	127,408,061	8,857,925	(2,317,062)	6,540,863
LargeCap Value Fund	23,930,666	2,250,456	(722,106)	1,528,350
India Earnings Fund	1,347,741,577	330,183,623	(16,922,460)	313,261,163
LargeCap Growth Fund	21,150,359	2,500,218	(492,965)	2,007,253

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the quarter ended December 31, 2010 are as follows:

Affiliated Fund Name	Value at 9/30/2010	Purchases/ Additions	Sales/ Reductions	Value at 12/31/2010	Dividend Income
Total Dividend Fund
Total Earnings Fund	$868,774	$268,320	$143,020	$1,094,706	$6,916
Earnings 500 Fund	—	928,498	964,388	—	599

Total	$868,774	$1,196,818	$1,107,408	$1,094,706	$7,515

Equity Income Fund
Total Dividend Fund	$1,685,842	$692,040	$2,378,799	$121,067	$4,502

LargeCap Dividend Fund
Total Dividend Fund	$2,147,057	$980,953	$1,781,934	$1,575,360	$19,803
Total Earnings Fund	388,306	52,106	478,568	—	—

Total	$2,535,363	$1,033,059	$2,260,502	$1,575,360	$19,803

Dividend ex-Financials Fund
LargeCap Dividend Fund	$1,491,701	$1,447,326	$1,173,448	$1,931,314	$17,111
MidCap Dividend Fund	1,501,297	1,427,595	1,180,059	1,922,899	19,832

Total	$2,992,998	$2,874,921	$2,353,507	$3,854,213	$36,943

MidCap Dividend Fund
LargeCap Dividend Fund	$1,071,699	$1,987,803	$1,388,320	$1,829,755	$16,159
SmallCap Earnings Fund	191,075	329,652	248,581	321,259	1,557

Total	$1,262,774	$2,317,455	$1,636,901	$2,151,014	$17,716

SmallCap Dividend Fund
MidCap Dividend Fund	$1,181,139	$2,884,050	$2,257,539	$2,012,587	$21,365

DEFA Fund
International Dividend ex-Financials Fund	$915,797	$3,303,257	$2,076,763	$2,111,378	$22,717

DEFA Equity Income Fund
International LargeCap Dividend Fund	$544,096	$263,337	$703,008	$118,820	$2,417

Global Equity Income Fund
DEFA Equity Income Fund	$268,883	$517,199	$349,857	$438,866	$4,635
Equity Income Fund	89,785	166,097	119,959	144,434	2,635

Total	$358,668	$683,296	$469,816	$583,300	$7,270

Europe SmallCap Dividend Fund
International MidCap Dividend Fund	$256,603	$312,520	$—	$583,676	$1,063

World ex-U.S. Growth Fund
DEFA Fund	$74,716	$119,696	$83,343	$113,972	$493
Emerging Markets Equity Income Fund	50,724	78,498	56,630	76,702	300
India Earnings Fund	829,969	145,671	—	969,331	487

Total	$955,409	$343,865	$139,973	$1,160,005	$1,280

Japan SmallCap Dividend Fund
Japan Hedged Equity Fund	$436,058	$655,171	$1,034,737	$89,700	$6,462

Pacific ex-Japan Total Dividend Fund
DEFA Fund	$15,775	$804,467	$616,565	$218,518	$1,518

Pacific ex-Japan Equity Income Fund
Pacific ex-Japan Total Dividend Fund	$206,946	$952,819	$695,615	$498,017	$4,280

International LargeCap Dividend Fund
Pacific ex-Japan Total Dividend Fund	$273,363	$870,743	$828,337	$349,236	$4,047

International Dividend ex-Financials Fund
International LargeCap Dividend Fund	$1,446,477	$662,549	$703,765	$1,446,127	$10,973

International MidCap Dividend Fund
International LargeCap Dividend Fund	$266,480	$854,220	$89,436	$1,044,086	$7,911
International SmallCap Dividend Fund	269,915	827,473	113,741	1,058,852	8,290

Total	$536,395	$1,681,693	$203,177	$2,102,938	$16,201

International SmallCap Dividend Fund
Europe SmallCap Dividend Fund	$658,057	$—	$168,959	$548,512	$—
Japan SmallCap Dividend Fund	501,466	3,055,560	2,275,127	1,428,456	24,222

Total	$1,159,523	$3,055,560	$2,444,086	$1,976,968	$24,222

Emerging Markets Equity Income Fund
Emerging Markets SmallCap Dividend Fund	$1,709,156	$747,287	$2,554,252	$—	$13,256
Global Equity Income Fund	984,960	—	999,019	—	7,859

Total	$2,694,116	$747,287	$3,553,271	$—	$21,115

Emerging Markets SmallCap Dividend Fund
Emerging Markets Equity Income Fund	$13,140	$2,138,983	$747,941	$1,474,044	$13,862
India Earnings Fund	7,012,548	3,707,771	—	10,712,229	5,383

Total	$7,025,688	$5,846,754	$747,941	$12,186,273	$19,245

International Hedged Equity Fund
International Dividend ex-Financials Fund	$65,897	$302,601	$378,270	$—	$1,887

International Basic Materials Sector Fund
DEFA Fund	$2,305	$171,129	$29,491	$148,316	$1,236

International Energy Sector Fund
DEFA Fund	$127,509	$241,190	$325,509	$49,596	$345

International Utilities Sector Fund
DEFA Fund	$99,078	$478,185	$418,859	$168,400	$1,472

International Real Estate Fund
DEFA Fund	$—	$630,504	$303,099	$326,995	$3,313

Total Earnings Fund
LargeCap Dividend Fund	$359,025	$130,072	$58,076	$465,287	$4,209

Earnings 500 Fund
LargeCap Dividend Fund	$229,735	$355,882	$295,577	$321,132	$3,187

MidCap Earnings Fund
MidCap Dividend Fund	$344,307	$566,112	$432,848	$538,840	$5,771

SmallCap Earnings Fund
SmallCap Dividend Fund	$547,776	$178,323	$803,900	$—	$6,452

LargeCap Value Fund
LargeCap Dividend Fund	$2,347	$167,032	$49,263	$127,973	$1,197
MidCap Dividend Fund	1,030	71,400	21,482	54,604	595

Total	$3,377	$238,432	$70,745	$182,577	$1,792

LargeCap Growth Fund
Earnings 500 Fund	$219,537	$38,110	$134,928	$139,338	$849

5. SUBSEQUENT EVENT

In light of recent events in the Middle East, the Board has followed its Pricing and Valuation Policy and Procedures and fair valued securities traded on the Egyptian Market.

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made know to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg
President

Date:	March 1, 2011

By:	/s/ Amit Muni
Amit Muni
Treasurer

Date:	March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg
President

Date:	March 1, 2011

By:	/s/ Amit Muni
Amit Muni
Treasurer

Date:	March 1, 2011